Pinnacleplus

As filed with the Securities and Exchange Commission on April 24, 2009

Registration Nos. 333-102575 and 811-04844

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 8	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment Number: 65	☒

(Check appropriate box or boxes)

Separate Account I of Integrity Life Insurance Company

(Exact Name of Registrant)

Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Associate Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2009 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  Pinnacleplus Flexible Premium Variable Annuity

Pinnacleplus Variable Annuity

May 1, 2009

Integrity Life Insurance Company

Separate Account I

This prospectus describes the Pinnacleplus flexible premium variable annuity contract and the Investment Options available under the contract.  You may invest your contributions in any of the Investment Options listed below.

Columbia Funds Variable Insurance Trust, Class B	PIMCO Variable Insurance Trust, Advisor Class
Columbia Mid Cap Value Fund, Variable Series	PIMCO VIT All Asset Portfolio
Columbia Small Cap Value Fund, Variable Series	PIMCO VIT CommodityRealReturnTMStrategy Portfolio
PIMCO VIT Low Duration Portfolio
DWS Investments VIT Fund, Class B	PIMCO VIT Real Return Portfolio
DWS Small Cap Index VIP	PIMCO VIT Total Return Portfolio

Fidelity® Variable Insurance Products, Service Class 2	Rydex Variable Trust
Fidelity VIP Asset ManagerSM Portfolio	Rydex VT All-Cap Opportunity Fund
Fidelity VIP Balanced Portfolio	Rydex VT Alternative Strategies Allocation Fund
Fidelity VIP Contrafund® Portfolio	Rydex VT Managed Futures Strategy Fund
Fidelity VIP Disciplined Small Cap Portfolio	Rydex VT Multi-Hedge Strategies Fund
Fidelity VIP Dynamic Capital Appreciation Portfolio
Fidelity VIP Equity-Income Portfolio	Touchstone® Variable Series Trust
Fidelity VIP Freedom 2010 Portfolio	Touchstone VST Baron Small Cap Growth Fund
Fidelity VIP Freedom 2015 Portfolio	Touchstone VST Core Bond Fund
Fidelity VIP Freedom 2020 Portfolio	Touchstone VST High Yield Fund
Fidelity VIP Freedom 2025 Portfolio	Touchstone VST Large Cap Core Equity Fund
Fidelity VIP Freedom 2030 Portfolio	Touchstone VST Mid Cap Growth Fund
Fidelity VIP Growth Portfolio	Touchstone VST Money Market Fund
Fidelity VIP Growth & Income Portfolio	Touchstone VST Third Avenue Value Fund
Fidelity VIP Growth Opportunities Portfolio	Touchstone VST Aggressive ETF Fund
Fidelity VIP High Income Portfolio	Touchstone VST Conservative ETF Fund
Fidelity VIP Index 500 Portfolio	Touchstone VST Enhanced ETF Fund
Fidelity VIP Investment Grade Bond Portfolio	Touchstone VST Moderate ETF Fund
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Overseas Portfolio	Van Kampen Life Investment Trust and Universal
Fidelity VIP Value Strategies Portfolio	Institutional Funds, Class II
Van Kampen LIT Capital Growth Portfolio
Franklin Templeton VIP Trust, Class 2	Van Kampen LIT Comstock Portfolio
FTVIPT Franklin Growth and Income Securities Fund	Van Kampen’s UIF Emerging Markets Debt Portfolio
FTVIPT Franklin Income Securities Fund	Van Kampen’s UIF Emerging Markets Equity Portfolio
FTVIPT Franklin Large Cap Growth Securities Fund	Van Kampen’s UIF U.S. Mid Cap Value Portfolio
FTVIPT Franklin Small Cap Value Securities Fund	Van Kampen’s UIF U.S. Real Estate Portfolio
FTVIPT Mutual Shares Securities Fund
FTVIPT Templeton Foreign Securities Fund	Fixed Accounts
FTVIPT Templeton Growth Securities Fund	Quarterly Rate Option
Systematic Transfer Option

This prospectus contains information about the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

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Although this Prospectus was primarily designed for potential purchasers of the variable annuity contract, you may be receiving this Prospectus as a current contract owner.  As a current contract owner, you should note that the options, features, and charges may vary depending on when you purchased your contract.  You can find information about the options, features, and charges that may have changed in Section 10 — Prior Contracts.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2009, has been filed with the Securities and Exchange Commission (file numbers 811-04844 and 333-102575).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the glossary.  The table of contents for the SAI is found in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 202-551-8090.  You also may obtain information about this annuity contract on the SEC’s internet site at http://www.sec.gov.  Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20459-0102.

We offer a contract with lower expenses that is otherwise substantially similar to this one.  This contract’s higher expenses are related to factors that include additional features and higher commissions paid on this contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

iShares is a registered mark of Barclays Global Investors, N.A. (BGI).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BGI’s only relationship to Integrity Life Insurance Company (Integrity) is the licensing of certain trademarks and trade names of BGI.  Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BGI.  BGI makes no representations or warranties to the owners of Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them.  BGI has no obligation or liability in connection with the operation, marketing or trading of Integrity’s variable annuity products.

To request a copy of the Statement of Additional Information for the Integrity Pinnacleplus (May 1, 2009) tear off this section and mail it to us at the Administrative Office listed in the glossary.

Name:	Address

Phone:

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TABLE OF CONTENTS

Page PPI-
Glossary	5
Part 1 - Fees and Expense Tables and Summary	7
Contract Owner Transaction Expenses	7
Annual Administrative Charge	7
Separate Account Annual Expenses	7
Total Annual Portfolio Operating Expenses	8
Examples	10
Accumulation Unit Values	11
Summary of Contract	11
Investment Goals and Risks	11
Your Rights and Benefits	11
Account Value and Surrender Value	12
Your Right to Revoke (Free Look Period)	12
How Your Contract is Taxed	12
Credit Plus	12
Part 2 - Integrity and the Separate Account	12
Integrity Life Insurance Company	12
Separate Account I and the Variable Account Options	13
Distribution of Variable Annuity Contracts	13
Changes In How We Operate	13
Part 3 - Your Investment Options	13
The Variable Account Options	14
The Fixed Accounts	23
Part 4 - Deductions and Charges	24
Mortality and Expense Risk Charge	24
Annual Administrative Charge	24
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge	24
Portfolio Charges	24
Withdrawal Charge	25
Reduction or Elimination of the Withdrawal Charge	25
Hardship Waiver	26
Recapture of Credit Plus	26
Commission Allowance and Additional Payments to Distributors	26
Optional Benefit Charges	26
Transfer Charge	26
Tax Reserve	27
State Premium Tax	27
Part 5 - Terms of Your Variable Annuity	27
Your Contributions	27
Credit Plus Feature and Recapture	28
Units in Our Separate Account	28
How We Determine Unit Value	29
Transfers	29
Excessive Trading	30
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	30
Withdrawals	32
Assignments	33
Death Benefit Paid on Death of Annuitant	33
Distribution on Death of Owner	34
Spousal Continuation	35
Death Claims	36
Maximum Retirement Date and Annuity Benefit	36

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Annuity Benefit Payments	37
Timing of Payment	37
How You Make Requests and Give Instructions	37
Part 6 - Optional Benefits	37
Highest Anniversary Death Benefit Rider	38
Enhanced Earnings Benefit Rider	38
Part 7 - Voting Rights	39
How Portfolio Shares Are Voted	39
How We Determine Your Voting Shares	39
Separate Account Voting Rights	40
Part 8 - Tax Aspects of the Contract	40
Introduction	40
Your Contract is an Annuity	40
Taxation of Annuities Generally	40
Tax-Favored Retirement Programs	41
Federal and State Income Tax Withholding	42
Impact of Taxes on the Company	42
Transfers Among Investment Options	42
Part 9 - Additional Information	42
Systematic Withdrawal Program	42
Income Plus Withdrawal Program	43
Choices Plus Required Minimum Distribution Program	43
Dollar Cost Averaging Program	44
Systematic Transfer Program	44
Customized Asset Rebalancing Program	44
Systematic Contributions Program	45
Legal Proceedings	45
Table of Contents of Statement of Additional Information	45

Appendix A - Financial Information for Separate Account I of Integrity	46
Appendix B - Parties to the Contract and Guide to Spousal Continuation	54
Appendix C - Enhanced Earnings Benefit Calculation Examples	56

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GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together.

Administrative Office - Integrity Life Insurance Company, P.O. Box  5720, Cincinnati, Ohio 45201-5720.  Our express mail address is Integrity Life Insurance Company, 400 Broadway, Cincinnati, Ohio 45202-3341.  You may also call us at 1-800-325-8583.  This is the address you are required to use to make requests and give instructions about your variable annuity.

Annuitant - the person whose life is used to determine the amount of the Annuity Benefit.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract.  It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Credit Plus - additional amount credited to your Account Value equal to a percentage of your contributions made in the first Contract Year.

Death Benefit - benefit paid to a named Annuitant’s beneficiary on the death of the Annuitant.

Distribution on Death - a distribution paid to a named owner’s beneficiary on the death of the owner.

Enhanced Earnings Benefit (EEB) - an optional Death Benefit.

Fixed Accounts - Quarterly Rate Option and the Systematic Transfer Option.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying withdrawal charges.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Highest Anniversary Account Value - an optional Death Benefit.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 100th birthday, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Portfolio - a mutual fund in which a Variable Account Option invests.

Quarterly Rate Option (QRO) - a Fixed Account where the interest rate on your investment may change as often as quarterly.

Retirement Date — any date before the Maximum Retirement Date that you choose to begin taking your Annuity Benefit.

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Rider - a supplement to your contract that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of Integrity Life Insurance Company.  Its assets are segregated by Integrity and invested in Variable Account Options.

Surrender Value - your Account Value reduced by any withdrawal charge, Credit Plus recapture and pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Option (STO) - a Fixed Account that accepts new contributions, which must be transferred from the STO into other Investment Options within either a six-month or one-year period.  The STO provides a guaranteed fixed interest rate that is effective for the STO period selected.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name.

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Part 1 — Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted.(1)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(2)	9%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(3)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge(4)	$40

Separate Account Annual Expenses for Contract Years 1-9 as a percentage of value charged

Mortality and Expense Risk Charge(5)	1.67%
Optional Highest Anniversary Death Benefit Charge(6)	0.20%
Optional Enhanced Earnings Benefit Charge (maximum charge)(7)	0.50%
Highest Possible Total Separate Account Annual Expenses	2.37%

Separate Account Annual Expenses for Contract Years 10 + as a percentage of value charged

Mortality and Expense Risk Charge(8)	1.15%
Optional Highest Anniversary Death Benefit Charge(9)	0.20%
Optional Enhanced Earnings Benefit Charge (maximum charge)(10)	0.50%
Highest Possible Total Separate Account Annual Expenses	1.85%

(1) State premium taxes currently range from 0 to 3.5%.

(2) Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(3) Does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs

(4) This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.

(5) Assessed daily in Contract Years 1-9 on the amount allocated to the Variable Account Options

(6) Assessed quarterly on the amount allocated to the Variable Account Options

(7) Assessed quarterly on  the Account Value and is based on the Annuitant’s age on the Contract Date:

Age	Charge at annual effective rate	Total Charge to Variable Account Options
59 or less	0.20%	1.87%
60-69	0.40%	2.07%
70-79	0.50%	2.17%

(8) Assessed daily in Contract Year 10 and after on the amount allocated to the Variable Account Options

(9) Assessed quarterly on the amount allocated to the Variable Account Options

(10) Assessed quarterly on the Account Value and is based on the Annuitant’s age on the Contract Date:

Age	Charge at annual effective rate	Total Charge to Variable Account Options
59 or less	0.20%	1.35%
60-69	0.40%	1.55%
70-79	0.50%	1.65%

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The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.  The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%                           Maximum: 2.44%

Total Annual Portfolio Operating Expenses

Gross and net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Columbia VIT Mid Cap Value, Class B(1)	0.70%	0.25%	0.51%	N/A	1.46%	1.25%
Columbia VIT Small Cap Value, Class B(2)	0.80%	0.25%	0.09%	N/A	1.14%	1.10%
DWS Small Cap Index VIP, Class B (3)	0.35%	0.25%	0.15%	N/A	0.75%	0.75%
Fidelity VIP Asset Manager, Service Class 2 (4)	0.51%	0.25%	0.14%	N/A	0.90%	0.89%
Fidelity VIP Balanced, Service Class 2 (5)	0.41%	0.25%	0.15%	N/A	0.81%	0.80%
Fidelity VIP Contrafund, Service Class 2 (5)	0.56%	0.25%	0.10%	N/A	0.91%	0.90%
Fidelity VIP Disciplined Small Cap, Service Class 2 (6)	0.71%	0.25%	0.36%	N/A	1.32%	1.25%
Fidelity VIP Dynamic Capital Appreciation, Service Class 2 (4), (6)	0.56%	0.25%	0.31%	N/A	1.12%	1.09%
Fidelity VIP Equity-Income, Service Class 2	0.46%	0.25%	0.11%	N/A	0.82%	0.82%
Fidelity VIP Freedom 2010, Service Class 2	N/A	0.25%	N/A	0.56%	0.81%	0.81%
Fidelity VIP Freedom 2015, Service Class 2	N/A	0.25%	N/A	0.58%	0.83%	0.83%
Fidelity VIP Freedom 2020, Service Class 2	N/A	0.25%	N/A	0.63%	0.88%	0.88%
Fidelity VIP Freedom 2025, Service Class 2	N/A	0.25%	N/A	0.64%	0.89%	0.89%
Fidelity VIP Freedom 2030, Service Class 2	N/A	0.25%	N/A	0.67%	0.92%	0.92%
Fidelity VIP Growth, Service Class 2 (5)	0.56%	0.25%	0.12%	N/A	0.93%	0.92%
Fidelity VIP Growth & Income, Service Class 2	0.46%	0.25%	0.13%	N/A	0.84%	0.84%
Fidelity VIP Growth Opportunities, Service Class 2	0.56%	0.25%	0.16%	N/A	0.97%	0.97%
Fidelity VIP High Income, Service Class 2	0.57%	0.25%	0.14%	N/A	0.96%	0.96%
Fidelity VIP Index 500, Service Class 2 (7)	0.10%	0.25%	0.00%	N/A	0.35%	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2	0.32%	0.25%	0.10%	N/A	0.67%	0.67%
Fidelity VIP Mid Cap, Service Class 2 (5)	0.56%	0.25%	0.12%	N/A	0.93%	0.92%
Fidelity VIP Overseas, Service Class 2 (5)	0.71%	0.25%	0.16%	N/A	1.12%	1.09%
Fidelity VIP Value Strategies, Service Class 2 (4)	0.56%	0.25%	0.18%	N/A	0.99%	0.98%
FTVIPT Franklin Growth and Income Securities, Class 2 (8)	0.50%	0.25%	0.05%	N/A	0.80%	0.80%
FTVIPT Franklin Income Securities, Class 2 (8)	0.45%	0.25%	0.02%	N/A	0.72%	0.72%
FTVIPT Franklin Large Cap Growth Securities, Class 2 (8)	0.73%	0.25%	0.04%	N/A	1.02%	1.02%
FTVIPT Franklin Small Cap Value Securities, Class 2 (9)	0.52%	0.25%	0.16%	0.01%	0.94%	0.93%
FTVIPT Mutual Shares Securities, Class 2	0.60%	0.25%	0.13%	N/A	0.98%	0.98%
FTVIPT Templeton Foreign Securities, Class 2 (9)	0.64%	0.25%	0.15%	0.02%	1.06%	1.04%
FTVIPT Templeton Growth Securities, Class 2 (8)	0.74%	0.25%	0.04%	N/A	1.03%	1.03%
PIMCO VIT All Asset, Advisor Class (10), (11)	0.425%	0.25%	0.00%	0.76%	1.435%	1.415%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (10), (12), (13)	0.74%	0.25%	0.17%	0.09%	1.25%	1.16%
PIMCO VIT Low Duration, Advisor Class (10), (12)	0.50%	0.25%	0.09%	N/A	0.84%	0.84%
PIMCO VIT Real Return, Advisor Class (10), (12)	0.50%	0.25%	0.05%	N/A	0.80%	0.80%
PIMCO VIT Total Return, Advisor Class (10), (12)	0.50%	0.25%	0.22%	N/A	0.97%	0.97%
Rydex VT All-Cap Opportunity	0.90%	0.00%	0.77%	N/A	1.67%	1.67%
Rydex VT Alternative Strategies Allocation	0.00%	0.00%	0.00%	1.33%	1.33%	1.33%
Rydex VT Managed Futures Strategy (14)	1.13%	0.00%	1.31%	N/A	2.44%	2.21%
Rydex VT Multi-Hedge Strategies	1.15%	0.00%	0.66%	0.16%	1.97%	1.97%

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Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Touchstone VST Baron Small Cap Growth (15)	1.05%	0.25%	0.55%	N/A	1.85%	1.55%
Touchstone VST Core Bond (15), (16)	0.55%	0.25%	0.40%	0.01%	1.21%	1.01%
Touchstone VST High Yield (15), (16)	0.50%	0.25%	0.52%	0.01%	1.28%	1.06%
Touchstone VST Large Cap Core Equity (15)	0.65%	0.25%	0.34%	N/A	1.24%	1.00%
Touchstone VST Mid Cap Growth (15)	0.80%	0.25%	0.41%	N/A	1.46%	1.17%
Touchstone VST Money Market (15)	0.18%	0.25%	0.28%	N/A	0.71%	0.71%
Touchstone VST Third Avenue Value (15), (16)	0.80%	0.25%	0.32%	0.02%	1.39%	1.19%
Touchstone VST Aggressive ETF (15), (16), (17)	0.40%	0.25%	0.59%	0.21%	1.45%	0.96%
Touchstone VST Conservative ETF (15), (16), (17)	0.40%	0.25%	0.49%	0.20%	1.34%	0.95%
Touchstone VST Enhanced ETF (15), (16), (17)	0.40%	0.25%	0.41%	0.24%	1.30%	0.99%
Touchstone VST Moderate ETF (15), (16), (17)	0.40%	0.25%	0.32%	0.21%	1.18%	0.96%
Van Kampen LIT Capital Growth, Class II (18)	0.70%	0.25%	0.17%	N/A	1.12%	1.10%
Van Kampen LIT Comstock, Class II	0.56%	0.25%	0.04%	N/A	0.85%	0.85%
Van Kampen’s UIF Emerging Markets Debt, Class II(19), (20)	0.75%	0.35%	0.35%	N/A	1.45%	1.15%
Van Kampen’s UIF Emerging Markets Equity, Class II (19), (20)	1.21%	0.35%	0.41%	N/A	1.97%	1.65%
Van Kampen’s UIF U.S. Mid Cap Value, Class II (16), (19), (20)	0.72%	0.35%	0.29%	0.01%	1.37%	1.11%
Van Kampen’s UIF U.S. Real Estate, Class II (19), (20)	0.77%	0.35%	0.30%	N/A	1.42%	1.32%

(1) The distributor and/or the advisor has contractually agreed to waive fees and/or reimburse expenses so that the Portfolio’s ordinary operating expenses (excluding brokerage commissions, interest, taxes, 12b-1 fees and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 1.00% annually through April 30, 2010.

(2) The distributor and/or the advisor have voluntarily agreed to waive fees and reimburse the Portfolio for certain expenses so that the total expenses (excluding any brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.95% of the Portfolio’s average daily net assets.  In addition, the distributor has voluntarily agreed to reimburse the distribution fee in excess of 0.15% when the total operating expenses applicable to the Class B shares, including distribution fees, exceed the annual rate of 1.10% of the class B shares’ average daily net assets.  These arrangements may be modified or terminated by the advisor and/or the distributor at any time.

(3) “Other Expenses” includes an administrative services fee paid to the Portfolio’s advisor in the amount of 0.10% of average daily net assets.

(4) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(5) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(6) The Portfolio’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses, (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses) as a percentage of its average net assets, exceed 1.25% for Disciplined Small Cap and 1.10% for Dynamic Capital Appreciation.  This arrangement can be discontinued by the Portfolio’s manager at any time.

(7) Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).  This expense limit may not be increased without approval of the Portfolio’s shareholders and board of trustees.  Thus, the expense limit is required by contract and is not voluntary on the Portfolio manager’s part.

(8) The Portfolio administration fee is paid indirectly through the management fee.

(9) The manager has agreed in advance to reduce its fee from assets invested by the Portfolio in a Franklin Templeton money market fund (the Sweep Money Fund which is the “acquired fund” in this case) to the extent of the Portfolio’s fees and expenses of the acquired fund.  This reduction is required by the trust’s board of trustees and an exemptive order of the SEC; this arrangement will continue as long as the exemptive order is relied upon.

(10) “Management Fees” reflect advisory fees and supervisory and administrative fees payable by the Portfolio to PIMCO.

(11) Acquired Funds Fees and Expenses for the Portfolio are based upon an allocation of the Portfolio’s assets among the underlying funds and upon the total annual operating expenses of the Institutional Class shares of these underlying funds.  Acquired Funds Fees and Expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above.  PIMCO has contractually agreed, for the Portfolio’s current fiscal year end, to reduce its advisory fee to the extent that the underlying fund expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in underlying funds.  PIMCO may recoup this waiver in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.  This expense reduction is implemented based on a calculation of underlying fund expenses attributable to management fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above and described herein.

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(12) “Other Expenses” reflect interest expense.  Interest expense is based on the amounts incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchasing agreements.  This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio’s use of those investments as an investment strategy.

(13)  PIMCO Cayman Commodity Portfolio I LTD (the Subsidiary) has entered into a separate contract with PIMCO for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays PIMCO a management fee at the annual rate of 0.69% of its net assets.  PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the Subsidiary.  This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the Subsidiary is in place.

(14) The Portfolio includes a subsidiary, which has entered into a separate advisory agreement with the advisor for the management of the subsidiary’s portfolio.  The advisor has contractually agreed to waive the management fee if receives from the Portfolio in an amount equal to the management fee paid to the advisor by the subsidiary.  This waiver will continue as long as the Portfolio invests in the subsidiary, and may not be terminated without the prior approval of the Portfolio’s board of trustees.

(15) The advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses in order to limit annual fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses).  This expense limitation will remain in effect until at least April 30, 2010.  The advisor has no ability to recoup amounts waived or reimbursed.  Pursuant to this agreement, net expenses will not exceed the amount shown in the Total Annual Net Expenses column in the above table, less the amount of the Acquired Funds Fees and Expenses, if any.  For purposes of these waivers, the cost of Acquired Funds Fees and Expenses, if any, is excluded from the advisor’s waiver obligations.  In the case of the Touchstone VST Money Market Fund, net expenses will not exceed 0.75% of net assets.

(16) The Portfolio may invest a portion of its assets in other funds (the “Acquired Funds”).  The Portfolio’s shareholders indirectly bear a pro rata portion of the expenses of the Acquired Funds in which the Portfolio invests.  “Acquired Funds Fees & Expenses” in the above table is an estimate of those expenses.  The estimate is based upon the average allocation of the Portfolio’s investment in the Acquired Funds and upon the actual total operating expenses of the Acquired Funds for the fiscal year ended December 31, 2008.  Actual Acquired Funds expenses incurred by the Portfolio may vary with changes in the allocation of Portfolio assets among the Acquired Funds and with other events that directly affect the expenses of the Acquired Funds.

(17) The Total Annual Net Expense after waivers and reimbursements without acquired fund expenses would be 0.75%.

(18) The advisor has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of 1.10%.  This reimbursement is voluntary and can be discontinued at any time.

(19) Expenses reflect rebate of certain Portfolio expenses in connection with the investments in Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class during the period.  As a result of such rebate, the expenses as a percentage of its net assets were affected by less than 0.005%.

(20)  The following caps are in effect: 1.35% for Emerging Markets Debt and U.S. Real Estate, 1.65% for the Emerging Markets Equity, and 1.15% for U.S. Mid Cap Value.  The advisor may terminate these voluntary caps at any time.

We have entered into agreements with the investment advisors or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under distribution and/or servicing plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act).  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated and does not include the credit for the Credit Plus feature nor any recapture of the Credit Plus.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,367	$2,206	$2,950	$4,682

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If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$467	$1,406	$2,350	$4,682

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,”  “us,”  “the Company” and “Integrity” mean Integrity Life Insurance Company.  “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  The Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant,” “Distribution on Death of Owner” and “Spousal Continuation.”

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long term goals.  An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks in which your Variable Account Option invests through its underlying Portfolio becomes financially impaired or if the stock market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5

•                  To invest in the Investment Options.  See Part 3

•                  To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit.”

•                  To name the Annuitant.

•                  To name the Annuitant’s beneficiary to receive the Death Benefit upon the death of the Annuitant.  See Part 5, section titled “Death Benefit Paid on Death of Annuitant.”

•                  To name the owner’s beneficiary to receive a distribution upon your death, as owner, or the death of the first joint owner.  If there are joint owners, the death of either one will be treated as the death of both under this contract, and a Distribution on Death will be required.  See Part 5, section titled “Distribution on Death of Owner.”

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and in Internal Revenue Code of 1986, as amended (the Tax Code).

This contract is intended to offer only annuity and related benefits (including death benefits) to natural persons and their beneficiaries, and to assume the related risks.  This contract is not intended for use by institutional investors.  We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an

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institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed.  Your Account Value is subject to various charges.  See Part 4.

Your Surrender Value is equal to your Account Value, minus any withdrawal charge, any Credit Plus recapture and the pro rata portion of the annual administrative charges and optional benefit charges, if applicable.  See Part 4.

Your minimum Account Value is $1,000 ($2,000 in Texas).  If the Account Value goes below $1,000 and we have received no contributions from you for two Contract Years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we’ll return your contribution net of any investment performance and applicable charges, which may be more or less than your original contribution depending upon the investment experience of the Investment Options you selected.  You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.  Some states require that we return at least the amount of your contribution, in which case, we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

Your benefits under the contract are controlled by Tax Code and the associated rules and regulations governing annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal.  You should read Part 8, “Tax Aspects of the Contract” for more information, and consult a tax advisor.  Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.  This contract can provide benefits under certain tax-favored retirement programs, such as IRAs; however, it provides no additional tax deferral benefit, as these programs already provide tax-deferral.

Credit Plus

This contract automatically provides the Credit Plus feature.  When you purchase this contract, an amount equal to 5% of your contributions made in the first Contract Year will be added to your Account Value.  Under certain circumstances, this amount may be recaptured by us.  Please see Part 4, “Recapture of Credit Plus” and Part 5, “Credit Plus Feature and Recapture” for details.

Part 2 — Integrity and the Separate Account

Integrity Life Insurance Company

Integrity is a stock life insurance company organized under the laws of Arizona on May 3, 1966, and redomesticated to Ohio on January 3, 1995.  Our principal executive office is located at 400 Broadway, Cincinnati, Ohio 45202.  We are authorized to sell life insurance and annuities in 46 states and the District of Columbia.  Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.  The Western

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and Southern Life Insurance Company has guaranteed the insurance obligations of Integrity to its contract owners, including the owners of this contract (the Guarantee).  Insurance obligations include the Account Value invested in the Fixed Accounts, the Death Benefit and Annuity Benefit.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of Ohio.  The Separate Account is a unit investment trust, which is a type of investment company under the 1940 Act.  The Separate Account invests in the Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or “Fund”) with the same name.  We may add, substitute or close Variable Account Options from time to time.  The Variable Account Options currently available to you are listed in Part 3.

Under Ohio law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your Variable Account Options.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Cincinnati, Ohio, 45202.  The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes in How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable laws.  We will notify you if any change results in a material change in the underlying investments of a Variable Account Option.  We may:

•                  add, remove or combine Investment Options or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•                  register or end the registration of the Separate Account under the 1940 Act;

•                  operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of Integrity);

•                  restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•                  cause one or more Variable Account Options to invest in a Portfolio other than or in addition to the Portfolios;

•                  operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments.  We may make any legal investments we wish.

Part 3 - Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.  Each Variable Account Option (also called a subaccount) invests in shares of a mutual fund, referred to as a Portfolio (or “Fund”).  Each Variable Account Option and its corresponding Portfolio share

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the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see that Portfolio’s prospectus and Statement of Additional Information.

The Variable Account Options

A brief description of each Portfolio and the name of the advisor are provided below.  Management fees and other expenses deducted from each Portfolio, as well as principal risks of investing, and more information about the Portfolio’s principal investment strategies, are described in that Portfolio’s prospectus.  For a prospectus containing more complete information on any Portfolio, call our Administrative Office toll-free at 1-800-325-8583.

Columbia Funds Variable Insurance Trust

Each Portfolio is a series of the Columbia Funds Variable Insurance Trust, which is a mutual fund registered with the SEC.  Columbia Management Advisors LLC is the investment advisor to each Portfolio and is located at 100 Federal Street, Boston, MA 02110.

Following is a summary of the investment objectives of the Columbia VIT Portfolios.  We cannot guarantee that these objectives will be met.  You should read each Columbia VIT Portfolio’s prospectus carefully before investing.

Columbia Mid Cap Value Fund, Variable Series

The Mid Cap Value Fund, Variable Series, seeks long-term capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that have a market capitalization in the range of the companies in the Russell Midcap Value Index at the time of purchase, which the advisor believes are undervalued and have the potential for long-term growth.  The Portfolio may invest up to 20% of total assets in foreign securities.  The Portfolio may also invest in real estate investment trusts.  The advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Portfolio.

Columbia Small Cap Value Fund, Variable Series

The Small Cap Value Fund, Variable Series, seeks long-term capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that have a market capitalization in the range of the companies in the Russell 2000 Value Index at the time of purchase, which the advisor believes are undervalued and have the potential for long-term growth.  The Portfolio may invest up to 20% of total assets in foreign securities.  The Portfolio may also invest in real estate investment trusts.  The advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Portfolio.

DWS Investments VIT Funds

The Portfolio is a series of the DWS Investment Variable Insurance Trust, which is registered as a mutual fund with the SEC.  The investment advisor for the DWS Investments VIP Funds is Deutsche Asset Management.

Following is a summary of the investment objectives of the DWS Investments VIT Fund.  We cannot guarantee that these objectives will be met.  You should read the DWS Investments VIT Fund’s prospectus carefully before investing.

DWS Small Cap Index VIP

DWS Small Cap Index VIP seeks to match, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies.  The Index includes the reinvestment of all distributions and is not available for direct investment.

Fidelity® Variable Insurance Products

Each Portfolio is a series of a Fidelity Variable Insurance Products trust, each of which is a mutual fund registered with the SEC.  Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio, except VIP Freedom Portfolios, which is advised by Strategic Advisers®, Inc. (Strategic

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Advisers).  Both FMR and Strategic Advisers are registered investment advisors under the 1940 Act and are located at 82 Devonshire Street, Boston, MA 02109.

Below is a summary description of each Fidelity VIP Portfolio.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Fidelity VIP Fund prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

The VIP Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  FMR invests in domestic and foreign issuers either directly or by investing in Fidelity central funds.

Fidelity VIP Balanced Portfolio

The VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  FMR invests at least 25% of the Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock.  FMR invests in domestic and foreign issuers.  With respect to equity investments, FMR emphasizes above average income-producing equity securities, which tends to lead to investment in stocks that have more “value” characteristics than “growth” characteristics.  FMR analyzes issuers using fundamental factors and evaluating each security’s current price relative to the estimated long-term value to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Contrafund® Portfolio

The VIP Contrafund® Portfolio seeks long-term capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies whose value it believes is not fully recognized by the public.  FMR allocates the Portfolio’s assets across different market sectors, using different Fidelity managers, and may invest in “growth” stocks, “value” stocks or both.  FMR uses fundamental analysis to select investments.

Fidelity VIP Disciplined Small Cap Portfolio

The VIP Disciplined Small Cap Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign issuers, and normally investing at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor’s® SmallCap 600 Index.  FMR invests in either “growth” stocks, “value” stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Fidelity VIP Dynamic Capital Appreciation Portfolio

The VIP Dynamic Capital Appreciation Portfolio seeks capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR may invest in “growth” stocks, “value” stocks or both.  FMR uses fundamental analysis to select investments.

Fidelity VIP Equity-Income Portfolio

The VIP Equity-Income Portfolio seeks reasonable income.  The Portfolio will also consider the potential for capital appreciation.  The goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).  FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks, and potentially invests in other types of equity securities and debt securities, including lower-quality debt securities.  FMR invests in domestic and foreign issuers using fundamental analysis to select investments.

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Fidelity VIP Freedom 2010 Portfolio

The VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

Fidelity VIP Freedom 2015 Portfolio

The VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

Fidelity VIP Freedom 2020 Portfolio

The VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

Fidelity VIP Freedom 2025 Portfolio

The VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

Fidelity VIP Freedom 2030 Portfolio

The VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

Fidelity VIP Growth Portfolio

The VIP Growth Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign companies FMR believes have above-average growth potential.  FMR uses fundamental analysis to select investments.

Fidelity VIP Growth & Income Portfolio

The VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.  FMR normally invests a majority of the Portfolio’s assets in common stocks of domestic and foreign issuers with a focus on those that pay current dividends and show potential for capital appreciation.  FMR may also invest the Portfolio’s assets in bonds, including lower-quality debt securities, as well as stocks that are not currently paying dividends, but offer prospects for future income

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or capital appreciation.  FMR may invest in “growth” stocks, “value” stocks or both.  FMR uses fundamental analysis to select investments.

Fidelity VIP Growth Opportunities Portfolio

The VIP Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks of domestic and foreign issuers that FMR believes have above average growth potential.  FMR uses fundamental analysis to select investments.

Fidelity VIP High Income Portfolio

The VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.  FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks.  FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Index 500 Portfolio

The VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the S&P 500.  FMR normally invests at least 80% of the Portfolio’s assets in common stocks included in the S&P 500 and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

The VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities.  The Portfolio may invest in lower-quality debt securities.  FMR manages the Portfolio to have overall interest rate risk similar to the Lehman Brothers® U.S. Aggregate Index.  FMR analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Mid Cap Portfolio

The VIP Mid Cap Portfolio seeks long-term growth of capital by investing the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations.  Medium market capitalization companies are those with market capitalization, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s® MidCap 400 Index.  FMR may buy “growth” stocks, “value” stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.  FMR uses fundamental analysis to select investments.

Fidelity VIP Overseas Portfolio

The VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock.  FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. securities.  FMR allocates investments across countries and regions and uses fundamental analysis to select investments.

Fidelity VIP Value Strategies Portfolio

The VIP Value Strategies Portfolio seeks capital appreciation, investing primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies that it believes are undervalued in the marketplace in relation to factors such as assets, sales, earnings, or growth potential.  FMR focuses investments in medium sized companies, but also may invest substantially in larger or smaller companies.  FMR uses fundamental analysis to select investments.

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Franklin Templeton Variable Insurance Products Trust

Each Portfolio is a series of the Franklin Templeton Variable Insurance Products Trust, which is a mutual fund registered with the SEC.  Affiliates of Franklin Resources, Inc., which operates as Franklin® Templeton® Investments, serve as the investment advisors for the funds as indicated below.

Below is a summary of the investment objectives of the Franklin Templeton Variable Insurance Products Trust Funds.  There are no guarantees that a fund will be able to achieve its objective.  You should read each Franklin Templeton VIPT Fund prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal.  The Portfolio normally invests predominantly in a broadly diversified portfolio of equity securities, including securities convertible into common stock.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Income Securities Portfolio

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation.  The Portfolio normally invests in both debt and equity securities.  The Portfolio seeks income by investing in corporate, foreign and U.S. Treasury bonds, as well as stocks with dividend yields the advisor believes are attractive.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation.  The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies, and normally invests predominantly in equity securities.  The investment advisor for this Portfolio is Franklin Advisers, Inc.

FTVIPT Franklin Small Cap Value Securities Portfolio

The Franklin Small Cap Value Securities Portfolio seeks long-term total return.  The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies, and normally invests predominantly in equity securities.  The investment advisor is Franklin Advisory Services, LLC.

FTVIPT Mutual Shares Securities Portfolio

The Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal.  The Portfolio normally invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued.  The Portfolio also invests, to a lesser extent, in risk arbitrage securities and distressed companies.  The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC.

FTVIPT Templeton Foreign Securities Portfolio

The Templeton Foreign Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets and normally invests predominantly in equity securities.  The investment advisor for this Portfolio is Templeton Investment Counsel, LLC.

FTVIPT Templeton Growth Securities Portfolio

The Templeton Growth Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.  The investment advisor for this Portfolio is Templeton Global Advisors Limited.

PIMCO Variable Insurance Trust

Each Portfolio is a series of the PIMCO Variable Insurance Trust, which is a mutual fund registered with the SEC.  Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio.  PIMCO is located at 840 Newport Center Drive, Newport Beach, California 92660.

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Below is a summary of the investment objectives of the PIMCO Variable Insurance Trust Portfolios.  There are no guarantees that a fund will be able to achieve its objective.  You should read each PIMCO VIT Fund prospectus carefully before investing.

PIMCO VIT All Asset Portfolio

The PIMCO VIT All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests in the Institutional Class of other PIMCO funds and does not invest directly in stocks or bonds of other issuers.  The Portfolio is a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  Research Affiliates LLC, an affiliate of PIMCO, is the Portfolio’s asset allocation sub-advisor.

PIMCO VIT CommodityRealReturnTM Strategy Portfolio

The PIMCO VIT CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management.  The Portfolio normally invests in commodity-linked derivative instruments.

PIMCO VIT Low Duration Portfolio

The PIMCO VIT Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.  The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return

The PIMCO VIT Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

PIMCO VIT Total Return

The PIMCO VIT Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.  The average Portfolio duration varies from 3-6 years.

Rydex Variable Trust

Each Portfolio is a series of the Rydex Variable Trust, which is a mutual fund registered with the SEC.  Rydex Investments is the investment advisor to each Portfolio.  The advisor is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Below is a summary description of the each Rydex VT Portfolio.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Rydex VT Fund prospectus carefully before investing.

Rydex VT All-Cap Opportunity Fund

The Rydex All-Cap Opportunity Fund seeks long-term capital appreciation by moving its investments among different sectors or industries.  Each month the advisor uses a quantitative methodology to rank approximately sixty different industries based on price momentum as determined by the recent performance of the various industries over near-term periods.  The advisor then invests in the top ranked industries.

Rydex VT Alternative Strategies Allocation Fund

The Rydex Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.  The fund seeks to achieve its objective by investing principally in a diversified portfolio of affiliated and unaffiliated funds that represent alternative and non-traditional asset classes and/or strategies.

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Rydex VT Managed Futures Strategy Fund

The Rydex Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  The fund’s current benchmark is the Standard & Poor’s Diversified Trends Indicator®.  The advisor  will invest substantially all of the Portfolio’s net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark.

Rydex VT Multi-Hedge Strategies Fund

The Rydex Multi-Hedge Strategies Fund seeks to provide capital appreciation consistent with the return and risk characteristics of the hedge fund universe.  The secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.

Touchstone® Variable Series Trust

Each Portfolio is a series of the Touchstone Variable Series Trust, which is a mutual fund registered with the SEC.  Touchstone Advisors, Inc., which is affiliated with us, advises each of the Portfolios, along with a sub-advisor that is listed under each Portfolio description below.  The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Below is a summary of the investment objectives of each Touchstone VST Portfolio.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Touchstone VST Fund prospectus carefully before investing.

Touchstone VST Baron Small Cap Growth Fund

The Baron Small Cap Growth Fund seeks long-term capital appreciation, by investing at least 80% of its assets in securities of small-sized growth companies.  A small-sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase.  The sub-advisor seeks securities it believes have favorable price to value characteristics and the potential to increase in value at least 100% over four or five subsequent years.  BAMCO, Inc. is the sub-advisor for the fund.

Touchstone VST Core Bond Fund

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.  Capital Appreciation is a secondary goal.  The sub-advisor normally invests at least 80% of the Portfolio’s assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities.  The sub-advisor invests at least 65% of the Portfolio’s assets in investment grade debt securities, but may invest up to 35% of the assets in non-investment grade debt securities rated as low as B.  The sub-advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund.

Touchstone VST High Yield Fund

The High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration.  The sub-advisor invests at least 80% of the Portfolio’s assets in non-investment grade debt securities, generally issued by domestic corporations.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund.

Touchstone VST Large Cap Core Equity Fund

The Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.  The sub-advisor invests at least 80% of the Portfolio’s assets in common stocks of companies with market capitalizations found within the Russell 1000 Index at the time of purchase.  The advisor selects stocks that it believes are attractively valued with active catalysts in place.  Todd Verdedus Asset Management LLC is the sub-advisor for the fund.

Touchstone VST Mid Cap Growth Fund

The Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The sub-advisor invests at least 80% of the Portfolio’s assets in common stocks of mid cap companies, which are defined as companies having a market capitalization between

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$1.5 billion and $12 billion or within the range of market capitalizations represented in the Russell Midcap Index.  The sub-advisor may also invest in companies in the technology sector.  The fund is sub-advised by two separate management teams that use different style methodologies: Westfield Capital Management Company, L.P. uses a growth approach, investing in companies that have earnings the advisor believes may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates; and TCW Investment Management Company uses a value approach, investing in companies that it believes are undervalued, including those with unrecognized asset values, undervalued growth or those undergoing a turnaround.

Touchstone VST Money Market Fund

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in U.S. government securities and high-quality money market instruments rated in the top two rating categories.  The fund is a money market fund and tries to maintain a constant share price of $1.00 per share, although there is no guarantee that it will do so.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund.

Touchstone VST Third Avenue Value Fund

The Third Avenue Value Fund seeks long-term capital appreciation by investing in common stocks of well-financed companies (companies without significant debt in comparison to their cash resources) at a discount relative to what the sub-advisor believes is their liquid value.  The Portfolio is non-diversified.  The advisor invests in companies regardless of market capitalization and invests in both domestic and foreign securities.  Third Avenue Management LLC is the sub-advisor for fund.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust.  Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  You can invest directly in exchange traded funds (ETFs) and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying ETFs trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price.  Each exchange-traded fund that is held by one of the ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.  It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of exchange-traded funds in different percentages.  Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.

As a result of market gains or losses by the underlying ETFs, the percentage of any of the ETF Funds’ assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model.  Stock and bond markets, and the sub-categories of assets within them, such as value, growth, large cap and small cap, have returns that vary from year to year.  Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace.  The advisor will rebalance each ETF Fund’s assets annually (except the Enhanced ETF Fund, which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect.  The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Todd Verdedus Asset Management LLC is the advisor for the ETF funds.

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Touchstone VST Aggressive ETF Fund

The Aggressive ETF Fund seeks capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 80% of the Portfolio’s assets in stocks and 20% in bonds.

Touchstone VST Conservative ETF Fund

The Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 65% of the Portfolio’s assets in bonds and 35% in stocks.

Touchstone VST Enhanced ETF Fund

The Enhanced ETF Fund seeks high capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.

Touchstone VST Moderate ETF Fund

The Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 60% of the Portfolio’s assets in stocks and 40% in bonds.

Van Kampen LIT Portfolios

Each Portfolio is a series of the Van Kampen Life Insurance Trust, which is a mutual fund registered with the SEC.  Van Kampen Asset Management is the investment adviser for each of the LIT Portfolios.

Below is a summary of the investment objectives of the Portfolios of Van Kampen Life Investment Trust.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Van Kampen LIT Portfolio prospectus carefully before investing.

Van Kampen LIT Capital Growth Portfolio

The LIT Capital Growth Portfolio seeks capital appreciation.  Under normal market conditions, the adviser seeks to achieve the Portfolio’s investment objective by investing primarily in a portfolio of growth-oriented companies.

Van Kampen LIT Comstock Portfolio

The LIT Comstock Portfolio seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.  The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen’s Universal Institutional Funds, Inc. Portfolios

Each Portfolio is a series of The Universal Institutional Funds, Inc. (UIF), which is a mutual fund registered with the SEC.  Morgan Stanley Investment Management Inc., which does business in certain instances as Van Kampen, is the investment advisor for each of the UIF Portfolios.

Below is a summary of the investment objectives of the Portfolios of The Universal Institutional Funds, Inc.  There are no guarantees that a Portfolio will be able to achieve its objective.  You should read each Van Kampen’s UIF Portfolio prospectus carefully before investing.

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Van Kampen’s UIF Emerging Markets Debt Portfolio

The UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify developing countries that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen’s UIF Emerging Markets Equity Portfolio

The UIF Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The Portfolio’s investment approach combines top-down country allocation with bottom-up stock selection.  Investment selection criteria include attractive growth characteristics, reasonable valuations and company managements with strong shareholder value orientation.

Van Kampen’s UIF U.S. Mid Cap Value Portfolio

The UIF U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities.  The advisor invests primarily in common stocks of companies traded on the United States securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index.  The Portfolio may purchase stocks that typically do not pay dividends.  The advisor seeks attractively valued companies experiencing a change that it believes could have a positive impact on the company’s outlook such as a change in management, industry dynamics or operational efficiency.

Van Kampen’s UIF U.S. Real Estate Portfolio

The UIF U.S. Real Estate Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).  The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions.  The advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

The Fixed Accounts

Our Fixed Accounts and General Account are not registered under the Securities Act of 1933 (1933 Act) or the 1940 Act.  The General Account supports the Account Value you invest in the Fixed Accounts, the Death Benefit in excess of Account Value and the Annuity Benefit and any guarantees offered under a Rider.  We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Accounts or the General Account.  Disclosures regarding the Fixed Accounts or the General Account are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Quarterly Rate Option

We offer a QRO, which is a fixed interest rate account.  The QRO is not available in Massachusetts.  For any contribution you make to the QRO, your interest rate will be effective through the end of the calendar quarter during which you made your contribution.  Additional contributions during that quarter may earn different interest rates, since we declare new rates periodically.  If you do not transfer the allocation from your QRO to another Investment Option, each quarter your QRO will renew for another quarter at the interest rate that applies on the first day of that quarter.  The QRO will never credit less than the minimum interest rate stated in your contract.

Only two “round trips” are permitted through the QRO during any 12-month period.  A “round trip” is a transfer into or out of the QRO followed by a transfer out of or back into the QRO within 30 days.  We reserve the right to restrict further transfers into the QRO Account if you exceed this limit.  This restriction does not apply to programs that systematically transfer Account Value into or out of the QRO such as Dollar Cost Averaging or Systematic Transfer Programs, unless we determine, in our sole discretion, that one of those programs is being used as a method of market timing or other abusive trading practice.  We may modify or amend these transfer restrictions at any time and in our sole discretion.

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Systematic Transfer Option

We offer a STO that provides a fixed interest rate on your contributions to the STO that is effective for the STO period selected.  STOs are available for six months or one year.  All STO contributions must be transferred into the Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select.  We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.  The STO is available for new contributions only.  You cannot transfer from other Investment Options into the STO.  We do not accept Systematic Contributions into the STO.  See “Systematic Transfer Program” in Part 9 for more details on this program.

Part 4 - Deductions and Charges

Mortality and Expense Risk Charge

In Contract Years 1-9, we deduct a daily charge equal to an annual effective rate of 1.67% of your Account Value in the Variable Account Options to cover mortality and expense risk, certain administrative expenses and the cost of the Credit Plus feature in this contract.  A portion of the 1.67% pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to the risk we take that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits.  The expense risk is the risk that the actual expenses of administering and distributing the contract will exceed the reimbursement for administrative expenses.  A portion of the 1.67% is used to reimburse us for administrative expenses not covered by the annual administrative charge including the cost of distribution of the contracts.  We expect to make a profit from this fee.  The mortality and expense risk charge cannot be increased without your consent.

Pinnacleplus has a higher mortality and expense risk charge and a higher withdrawal charge than a similar annuity without the Credit Plus feature.  These charges could be more than the amount of the credit added to your Account Value under the Credit Plus feature.

In Contract Year 10, this mortality and expense risk charge decreases to 1.15%.  In Contract Years 10 and beyond, we will deduct a daily charge equal to an annual effective rate of 1.15% of your Account Value in each of the Variable Account Options to cover mortality and expense risk, certain administrative expenses and the cost of the Credit Plus feature in this contract.

Annual Administrative Charge

We charge an annual administrative charge of $40, which is deducted on the last day of the Contract Year if your Account Value is less than $75,000 on that day.  This charge is taken pro rata from your Account Value in each Investment Option.  The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you.  The part of the charge deducted from the Fixed Accounts is withdrawn in dollars.  The annual administrative charge is pro-rated in the event of the Annuitant’s death, or if you surrender the contract or select an Annuity Benefit during a Contract Year or upon the calculation of a Death Benefit or Distribution on Death of owner.

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings.  We may do this based on the size and type of the group or the amount of the contributions.  We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset

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value.  The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios.  The amount charged for investment management cannot be increased without shareholder approval.  Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 9%.  The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value.  As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge as a percentage of the contribution withdrawn(11)
1	9%
2	9%
3	8%
4	7%
5	6%
6	5%
7	4%
8	3%
9	2%
thereafter	0

When you take a withdrawal, the oldest contributions are treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your contributions and any applicable charges on those contributions are withdrawn.  Please not however, that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected investment options, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions.  Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount of 10% are not subject to the withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”

We will not deduct a withdrawal charge if:

•                  we calculate the Death Benefits on the death of the Annuitant; or

•                  you use the withdrawal to buy an immediate Annuity Benefit from us after the second Contract Anniversary with either (i) life contingencies, or (ii) a restricted prepayment option that provides for level payments over five or more years.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us.  Examples of these relationships would include being an employee of Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our

(11) In Pennsylvania, the withdrawal charge for each contribution year 1 through 9 is 9%, 8%, 7%, 6%, 5%, 4%, 3%, 2% and 1%.

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affiliate, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Hardship Waiver

We may waive the withdrawal charge on full or partial withdrawal requests of $1,000 or more under a hardship circumstance.  Hardship circumstances may include the owner’s (1) confinement to a nursing home, hospital or long term care facility, (2) diagnosis of terminal illness with any medical condition that would result in death or total disability, and (3) unemployment.  (The hardship waiver does not include unemployment on contracts issued in Indiana, Montana, New Jersey, Pennsylvania and Texas and also does not include terminal illness in Pennsylvania.)  We can require reasonable notice and documentation including, but not limited to, a physician’s certification and Determination Letter from a State Department of Labor.  The waiver of the withdrawal charge applies to the owner, not to the Annuitant.  If there are joint owners, the waivers apply to both the owner and the joint owner.  The hardship waiver is not available on contracts issued in Massachusetts and South Dakota.

Recapture of Credit Plus

We may take back (recapture) any amount we add to your Account Value under the Credit Plus feature.  For more details, see Part 5, section titled “Credit Plus Feature and Recapture.”

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 6.00% of contributions, plus up to 0.50% trail commission paid on Account Value starting in the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost of providing such services.

Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25%, for enhanced access to their registered representatives.  The broker-dealer firms American Portfolios Financial Services, Inc., Cadaret, Grant & Co., Inc., Investacorp, Inc., LPL Financial Corporation, Nationwide Planning Associates, Inc., Securities America, Inc., Summit Equities, Inc., Stifel, Nicolaus and Company, Incorporated and Sterne, Agee & Leach, Inc.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be considered a conflict of interest.  You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of each Rider, along with complete details about the benefits, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year.  Then we charge $20 for each additional transfer during that Contract Year.  Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count towards the twelve free transfers and we do not charge for transfers made under these programs

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Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit.  State premium taxes currently range from 0 to 3.5%.

Part 5 - Terms Of Your Variable Annuity

Your Contributions

•	Minimum initial contribution(12)	$20,000
•	Minimum additional contribution	$100
•	Maximum total contribution	$1,000,000 if the Annuitant is age 75 or younger
		$500,000 if the Annuitant is age 76 or older

Contributions may also be limited by various state or federal laws or prohibited by us for all owners under the contract.  If your contract is an individual retirement account (IRA), your initial contribution must be a rollover from another IRA or qualified plan.  We will measure your additional contributions against the maximum limits for annual contributions set by federal law.  Contributions will be accepted at any time up to 10 years before your Maximum Retirement Date.

We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into an Investment Option and provided you with advance notice; (2) the additional contribution did not meet our minimum additional contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Your contributions are invested in the Investment Options you select.  Each contribution is credited as of the date we have received both the contribution and instructions for allocation to one or more Investment Options in good order at our Administrative Office.  Once received in good order, contributions allocated to Variable Account Options are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.  Wire transfers are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day.  Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options for additional contributions at any time by writing to the Administrative Office.  The request must indicate your contract number and the specific change, and you must sign the request.  When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions.  We can also accept changes by telephone.  See “Transfers” in Part 5.

Changing your Investment Options for additional contributions does not change your current allocation or your allocations used for rebalancing your portfolio, if any.  You must provide specific instructions if you wish to change your current allocations or rebalancing allocations.

(12) The minimum initial contribution is $3,000 in Texas and $5,000 in Pennsylvania.

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Credit Plus Feature and Recapture

We will credit your Account Value with an amount equal to 5% of each contribution we receive from you in the first Contract Year.  This means that if you contribute $50,000 in the first Contract Year, we will add $2,500 to your Account Value.  We allocate the 5% Credit Plus to your Investment Options in the same percentages as you allocate your contributions.

There will be no separate charge for this feature, however to recoup the cost of providing this feature, Pinnacleplus has a higher mortality and expense risk charge and a higher withdrawal charge than a similar annuity without the Credit Plus feature.  These charges could be more than the amount of the credit added to your Account Value under the Credit Plus feature.  We expect to make a profit from the charges associated with the Credit Plus feature.

If you expect to withdraw funds from the contract in excess of the Free Withdrawal Amount or terminate the contract while withdrawal charges apply, it may not be to your advantage to purchase Pinnacleplus.

Contributions to the contract after the first Contract Year do not receive a Credit Plus credit.  However, these contributions will have the same mortality and expense risk charge and withdrawal charge as the contributions that receive a Credit Plus credit.  Therefore, if you intend to make subsequent contributions after the first Contract Year into this annuity you may wish to consider another annuity.

Recapture of Credit Plus

We may take back (recapture) any amount we add to your Account Value under the Credit Plus feature.  We will recapture a credit for twelve months after the credit is added to your Account Value, if any of the following occur during that twelve months:

•                  You withdrawal an amount in excess of the Free Withdrawal Amount where we have waived withdrawal charges.  The Credit Plus credit will be recaptured in the same proportion as the withdrawal bears to the Account Value (for example, if 50% of Account Value is withdrawn, 50% of the Credit Plus credit will be recaptured).

•                  A Death Benefit is calculated, even if Spousal Continuation is elected.  However, so long as the Annuitant is age 80 or younger on the Contract Date, the Death Benefit will never be less than contributions minus withdrawals (and associated charges).

•                  A Distribution on Death is paid to the owner’s beneficiary.

•                  You exercise the right to revoke the contract during the free look period.  In this case, we will incur any investment gain or loss attributable to the Credit Plus amount.

•                  You elect an Annuity Benefit during the first five Contract Years.  Your credit will be recaptured according to the following schedule:

Contract Year	Percentage of Credit Plus Recaptured
1	100%
2	90%
3	80%
4	70%
5	60%

The total amount of all recaptures will never be greater than the Credit Plus amount originally credited to your contract.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units.  On any given day, the value you have in a Variable Account Option is the number of Units credited to you in that Variable Account Option multiplied by the Unit Value.  The Units of each Variable Account Option have different Unit Values.

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Units are purchased when you make new contributions or transfer amounts to a Variable Account Option.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge and to pay for certain optional benefits.  The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income, realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day.  We determine a net investment factor for each Variable Account Option as follows:

•                  First, we take the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business that day.  For this purpose, we use the share value reported to us by the Portfolios.

•                  Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                  Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                  Then we divide this amount by the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•                  Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).  The daily charge is an amount equal to an annual effective rate of 1.67% during Contract Years 1-9 and 1.15% in Contract Year 10 and after.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and for the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the QRO, subject to our transfer restrictions:

•                  The amount transferred must be at least $100 or, if less, the entire amount in the Investment  Option.

•                  Only two “round trips” are permitted through the QRO during any 12-month period.  A “round trip” is a transfer into or out of the QRO followed by a transfer out of or back into the QRO within 30 days.  We reserve the right to restrict further transfers into the QRO Account if you exceed this limit.

You may also reallocate all of your Account Value invested in the Variable Account Options at one time and this will count as one transfer.

After your 12 free transfers during a Contract Year we charge $20 for each additional transfer during that Contract Year.  See Part 4, “Transfer Charge.”

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You may request a transfer by writing to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in good order.  Each request for a transfer must specify:

•        the contract number

•        the amounts to be transferred, and

•        the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in good order, the entire transfer request will not be processed.

Transfers may also be arranged through our telephone transfer service using your personal identifiers.  We will honor telephone transfer instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

Telephone transfers may be requested from 9:00 a.m. - 5:00 p.m., Eastern Time, on any day we’re open for business.  If we receive your transfer request before 4:00 p.m. Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call.  Transfer requests for Variable Account Options received by us at or after 4:00 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call.  All transfers will be confirmed in writing.

A transfer request or a reallocation of your Account Value does not change the allocation of current or future contributions among the Investment Options, and does not change your investment allocations used for rebalancing your portfolio.  You must provide specific instructions if you wish to change your allocations.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity.  However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect.  As detecting frequent trading and preventing its

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recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                                       Prohibited Transfers.  Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•        a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•        a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.                                       Allowable Transfers Accompanying A Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                                       Notification.  We will notify you if your requested transfer is not made.

4.                                       Revocation of Same-Day Transfer Privileges.  Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•                  If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone, internet, fax, same-day mail or courier service will not be accepted.

•                  In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.                                        20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, internet, telephone request, or fax.

•        All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery.  Transfer requests made by telephone, internet, fax, same day mail or courier service will not be accepted, and internet trading privileges will be suspended.  If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•        Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers.  Investment Option transfers are non-cumulative and may not be carried over from year to year.

•        Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity.  This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges.  We will also take into

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consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to rescind a previously executed trade or restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly.  We will rescind a trade or impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies.  We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish.  Each withdrawal must be at least $100.  The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options.  You can tell us if you want your withdrawal handled differently.

Withdrawals are processed when they are received in good order at our Administrative Office.  When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•                  the withdrawal amount requested,

•                  minus any withdrawal charge that applies (see Part 4, “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding.  Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals.  See Part 8.

Withdrawals are taken from your Account Value as follows:  your investment comes out first, beginning with the oldest contribution first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn.  Please note that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Certain Death Benefits and optional benefits are reduced by withdrawals on a proportional basis.  See Part 5, Death Benefits Paid on Death of Annuitant” and Part 6.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge.  The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value during a Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary.

During your first Contract Year, the Free Withdrawal Amount is 10% of your initial contribution received on the Contract Date.

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.  Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract.  If you completely surrender the contract, withdrawal charges on your contributions will not be reduced by your Free Withdrawal Amount; we will assess any applicable withdrawal charge on the total amount of your contributions.  If you completely surrender the contract in the same Contract Year in which you have taken your Free Withdrawal Amount, we will apply a withdrawal charge as though the complete surrender included the Free Withdrawal Amount.

Your financial professional or a third party may offer you asset allocation or investment advisory services

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for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value.  These payments are withdrawals from your Account Value.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount being requested.

Assignments

We do not allow assignment of your contract unless specifically allowed by your contract or required by law.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death.  You name the Annuitant’s beneficiary (or beneficiaries).  We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•        the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

•        there is no contingent Annuitant.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

The Annuitant’s beneficiary may elect to take the Death Benefit in one of the following forms:

•        Lump sum — if the beneficiary elects this option, we will automatically pay the lump sum Death Benefit amount into a checking account in the name of the beneficiary, if allowed by state law.  The checking account is an interest-bearing account with no fees.  The beneficiary can access the funds at any time by writing a check.

•        Deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available under the contract for a period of up to five years.  At the end of five years, the entire amount must be paid to the beneficiary.

•        Extending the contract — if the beneficiary elects this option, he or she must choose to receive the Death Benefit as either an immediate annuity or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available under the contract, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days of the date the beneficiary receives notice of the options and distributions must begin within one year from the date of death.  You may pre-select this option for your Annuitant’s beneficiary.

If your Annuitant’s beneficiary is not a natural person, the beneficiary will automatically receive a lump sum distribution.

You may change the Annuitant’s beneficiary by sending the appropriate form in good order to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.  See Appendix B for assistance in

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structuring your contract.

Standard Death Benefit

The standard Death Benefit varies depending on the Annuitant’s age on the Contract Date.

•             For contracts where the Annuitant’s age on the Contract Date is up to and including age 73:

If the Annuitant dies in the first seven Contract Years, the Death Benefit is the greater of:

•                  total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order, less any Credit Plus recapture.

If the Annuitant dies more than seven years after the Contract Date, the Death Benefit is the greatest of:

•                your Account Value on the seventh Contract Anniversary plus subsequent contributions, minus proportional adjustments for any subsequent withdrawals (and associated charges);

•                total contributions minus proportional adjustments for any withdrawals (and associated charges); or

•                your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

•                  For contracts where the Annuitant’s age on the Contract Date is between 74 and 80, the Death Benefit is the greater of:

•                  total Contributions minus proportional adjustments for any withdrawals (and associated charges); or

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order, less any Credit Plus recapture.

Effect of Withdrawals on the Death Benefit

If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit.  This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.  For example:

•                  If your Death Benefit is $100,000, and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your   withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000).

•                  Therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.  All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

Distribution on Death of Owner

When you, as owner, die before the Retirement Date, your entire interest in this contract must be distributed to the owner’s beneficiary.  If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a distribution on death to the owner’s beneficiary will be required.  It may not be a good idea to own this annuity contract jointly.

You name the owner’s beneficiary (or beneficiaries).  We will pay the owner’s surviving beneficiary the Distribution on Death.  If an owner’s beneficiary does not survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.

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If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner’s beneficiary in one of the following forms:

•      Lump sum – if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

•      Deferral for up to five years – if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available under the contract for a period of up to five years.  At the end of five years, the entire Surrender Value must be paid to the beneficiary.

•      Extending the contract – if the beneficiary elects this option, he or she must choose to receive the Surrender Value as either an immediate annuity or as substantially equal payments over his or her life expectancy.  If payment over the life expectance is elected, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available under the contract, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days of the date the beneficiary receives notice of the options and distributions must begin within one year from the date of the owner’s death.  Withdrawal charges continue to apply to the withdrawals taken under this option.

If the owner’s beneficiary is not a natural person, the beneficiary will automatically receive a lump sum distribution.

If your (owner’s) sole beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its deferred tax status) in your spouse’s name as the new owner.  See the section below on Spousal Continuation and Appendix B.

You may change the owner’s beneficiary by sending the appropriate form in good order to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Standard Spousal Continuation Under the Tax Code

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is your owner’s sole beneficiary.  This is standard spousal continuation.  See Appendix B.

Enhanced Spousal Continuation Under the Contract

This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation).  The Enhanced Spousal Continuation under this contract is available if you (as owner) die, and only if you have structured your contract as follows:

•      you are the sole owner and Annuitant;

•      no contingent Annuitant is named;

•      your surviving spouse is the owner’s sole beneficiary; and

•      your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse had he or she taken the Death Benefit as a lump sum distribution.  This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will

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continue with a $115,000 Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, except:

•      withdrawal charges no longer apply; and

•      we will no longer accept additional contributions.

When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.  Under this Enhanced Spousal Continuation, we waive any withdrawal charges applicable to full or partial withdrawals made after the Enhanced Spousal Continuation is elected.  If the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken.

Under either type of spousal continuation, certain Investment Options or administrative programs may not be available on the continued contract.  We reserve the right at any time to make changes to continued contracts that are permitted by law.

See Appendix B.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant.  This means we have received an original certified death certificate and company death claim paperwork that is in good order, including the beneficiary’s election.  During the period from the date of death until we receive all required paperwork in good order, the Account Value will remain invested in the Investment Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations.  Fees and expenses will continue to apply.  If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit or Distribution on Death of owner will be calculated and the first beneficiary will receive payment according to his or her election.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the last Annuitant’s 100th birthday.  This is referred to as the Maximum Retirement Date.  You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit.  The amount applied toward the purchase of an Annuity Benefit will be the Account Value, less any pro-rata annual administrative charge, Credit Plus recapture, and applicable state premium tax, except that the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

An Annuity Benefit can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You can’t change or redeem the annuity once payments have begun.  For any annuity, the minimum initial payment must be at least $100 monthly.

We currently offer the following types of annuities, funded through our General Account:

•      Life and 10 years certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.  If the Annuitant dies before the end of the 10 year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•      Period certain annuity, which provides for fixed payments for a fixed period.  The amount is determined by the period you select when you select the type of annuity you want.  If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

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•      Period certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining payments will go to the Annuitant’s beneficiary.

•      Life income annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date.  You can tell us at that time the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity.  However, if we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the normal form of annuity.

Annuity Benefit Payments

Fixed Annuity Benefit payments will not change and are based upon annuity rates provided in your contract.  The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply).  If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the rates provided in your contract.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state.  If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due.  We add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office.  We can defer our action as to Account Value allocated to the Variable Account Options, however, for any period during which:

(1)   the New York Stock Exchange has been closed or trading on it is restricted;

(2)   an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)   the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus.  We cannot honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 - Optional Benefits

You may purchase one of the Riders offered with this contract, which provide optional benefits for an additional cost.  The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits.  Charges for the optional benefit Riders are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit

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and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Highest Anniversary Death Benefit Rider

The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee.  This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant’s age on the Contract Date is up to and including age 75, the Death Benefit will be the greater of:

•      your highest Account Value on any Contract Anniversary up to and including Annuitant’s age 80, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges and any Credit Plus recapture) after that Contract Anniversary; or

•      the standard Death Benefit described in Part 5.

The HADB Rider is not available if the Annuitant is age 76 or older on the Contract Date.

The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract.  The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4.

Enhanced Earnings Benefit Rider

The EEB is an optional benefit Rider, which you may purchase for an additional fee.  The EEB Rider provides an enhancement of the standard Death Benefit under the contract, specifically a percentage of the gain in the contract is paid in addition to the standard Death Benefit.  If there is a gain in the contract when we calculate the Death Benefit, we will pay an amount equal to a portion of the gain as an additional Death Benefit.

Gain is calculated by taking your Account Value on the Death Benefit Date minus contributions adjusted for partial withdrawals.  If the resulting value is less than zero, then gain will be set equal to zero for purposes of this Death Benefit calculation.

The cost of the EEB and the percentage of gain paid depend on the Annuitant’s age on the Contract Date.  We will assess the cost of the EEB at the end of each calendar quarter by multiplying your Account Value by the annual effective rate as indicated in the chart below and dividing by 4.

Annuitant Age on the Contract Date	Benefit Paid	Charge on Account Value at Annual Effective Rate
59 or less	40% of Gain	0.20%
60-69	40% of Gain	0.40%
70-79	25% of Gain	0.50%
80 or more	Not Available	Not Available

The maximum benefit is 150% of your contributions less 150% of your withdrawals (including any withdrawal charges).  Contributions received in the first seven Contract Years will be included for purposes of calculating the maximum benefit.  Contributions received after the seventh Contract Anniversary will not be included in calculating the maximum benefit until they have been in the contract for six months.  Any gain on a Credit Plus credit that is recaptured will not be included in the calculation of gain under the EEB.

If there is not gain or if a Death Benefit (which is paid on the death of the Annuitant) is not paid, the EEB will provide no benefit.  Contributions received from exchanged contracts shall be treated as a contribution for purposes of the EEB and determination of the percentage of gain paid.  Any gain in the

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exchanged contract will not be carried over to the new contract for purposes of calculating the EEB.  It will be carried over for purposes of income tax or exclusion allowance calculations.

Please see Appendix C for hypothetical examples that illustrate how the EEB Rider works.

The EEB automatically terminates if you surrender the contract or elect an Annuity Benefit.

Based on our current interpretation of the tax law, the additional benefit provided by the EEB will be treated as earnings under the contract and taxed as income upon distribution.  You should consult your tax advisor and your investment professional to determine if the EEB is suitable for your needs.

A special note if you are purchasing this annuity for use as an IRA:  If you are purchasing this contract as an IRA and are electing the EEB there is no assurance that the contract will meet the qualification requirements for an IRA.  You should carefully consider selecting the EEB if this contract is an IRA.  Consult your tax or legal advisor if you are considering using the EEB with an IRA.  The contract owner bears the risk of any adverse tax consequences.

Part 7 - Voting Rights

How Portfolio Shares Are Voted

Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters.  Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract.  We’ll send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are.  We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors.  We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholders’ meeting.  We count fractional shares.  The record date for this purpose cannot be more than 60 days before the shareholders’ meeting.  All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

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Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require contract owner approval.  In that case, you will be entitled to a number of votes based on the value you have in the Variable Account Options.  We will cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

Part 8 - Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your contract values or payments under your Annuity Benefits varies depending on many factors including:

•      our tax status

•      the tax status of the contract

•      the type of retirement plan, if any, for which the contract is purchased

•      the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of the contract isn’t designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts.  Also, we have not attempted to consider any applicable state or other tax laws.  Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Benefit under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.  Integrity does not guarantee the federal, state, or local tax status of any contract or any transaction involving the contracts.

Your Contract is an Annuity

•      You can purchase an annuity with after-tax dollars, in which case taxes on earnings under the contract are generally deferred until you make a withdrawal.

•      You can purchase an annuity with after-tax dollars to fund a Roth IRA, in which case earnings under the contract are generally fully excluded from taxable income at distribution.

•      You can also purchase an annuity with pre-tax dollars to fund a tax-favored retirement program, such as an IRA or contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan, in which case withdrawals are generally fully taxable as ordinary income.

This prospectus covers the basic tax rules that apply to an annuity purchased with after-tax dollars, which are not Roth IRAs (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, such as IRAs, 401(k)s and Roth IRAs (qualified annuity).

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities.  In general, contributions you put into a non-qualified annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  Also, you are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax.  For example, corporations, partnerships, and other non-natural persons cannot defer tax on the annuity’s earnings unless an exception applies.  In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer.  The assignment or pledge of any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

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You can take withdrawals from the contract or you can elect an Annuity Benefit.  The tax implications are different for each type of distribution:

•      Withdrawals from a contract before Annuity Benefit payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value.  The rest of the withdrawal, representing your basis in the annuity, is not taxable.  Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income.  Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were rolled over to the contract in a tax-free exchange.

•      If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of your investment to your expected return under the contract (exclusion ratio).  The rest of each payment will be taxed as ordinary income.  That means that part of each annuity payment is tax-free and part of it is taxable.  When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income.  If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions apply:

•      you are 59½ or older

•      payment is a result of the owner’s death

•      payment is part of a series of substantially equal periodic payments paid at least annually for the life (or life expectancy) of the owner or joint lives (or joint life expectancy) of the owner and a beneficiary

•      payment is a result of the owner becoming disabled within the meaning of Tax Code section 72(m)(7)

•      payment is from certain qualified plans (note, however, other penalties may apply)

•      payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code

•      payment is under certain types of qualified plans held by the employer until the employee separates from service

•      payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (non-qualified contracts only)

•      payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•      payment is for certain higher education expenses (IRA only)

•      payment is for certain deductible medical expenses, or to cover health insurance premiums if you are unemployed (IRA only)

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code.  Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract.  Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid.  Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

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If you have a qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy the required minimum distributions (RMD) required by the Tax Code after you turn 70½.  We will calculate the required minimum distribution with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.  You should discuss these matters with your tax advisor.

Inherited IRAs

This contract may be issued as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA.  The owner’s beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise the rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA.  The tax law does not permit additional contributions to an inherited IRA contract.  Also, in order to avoid certain income tax penalties, an RMD must be withdrawn each year from an inherited IRA.  The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plans

IRAs and qualified retirement plans, such as 401(k) plans, provide you with tax-deferred growth and other tax advantages.  For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity.  In addition, if you are investing in a variable annuity through a qualified retirement plan (such as a 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

This contract offers an enhanced Death Benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the glossary.

Impact of Taxes on the Company

We may charge the Separate Account for taxes.  We can also set up reserves for taxes.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

Part 9 – Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is

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to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount for each withdrawal, an annual percentage to be withdrawn, or elect the Free Withdrawal Amount to be used.  The minimum Systematic Withdrawal is $100.  If on any withdrawal date you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will be ended.  You may specify an account for direct deposit of your Systematic Withdrawals.  Withdrawals under this program are treated as ordinary withdrawals under the contract and are subject to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize equal periodic withdrawals, based on your life expectancy, from your contract anytime before you reach age 59½.  You won’t have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving distributions, they should not be changed or stopped until the later of:

•      the date you reach age 59½; and

•      five years from the date of the first distribution.

If you change or stop the distribution or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior distributions made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You can choose the Income Plus Withdrawal Program any time before you reach age 59½.  You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  We’ll calculate the amount of the distribution subject to a $100 minimum.  If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.  You must also specify an account for direct deposit of your withdrawals.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon seven Business Days’ prior written notice, and we may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program, Dollar Cost Averaging, Systematic Transfer Option, or Customized Asset Rebalancing Program.  Withdrawals under this program are treated as ordinary withdrawals under the contract.

Choices Plus Required Minimum Distribution Program

We offer a Choices Plus Required Minimum Distribution Program that allows you to pre-authorize withdrawals from your contract after you attain age 70½.  The Tax Code requires that you take minimum distributions from an IRA beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus Required Minimum Distribution Program for your IRA at any time if you are age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semiannually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  We’ll calculate the amount of the distribution using current IRS guidance.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these calculations are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges, but otherwise are treated as ordinary withdrawals under the contract, and are subject

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to Credit Plus recapture.

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Investment Option at regular intervals (like once a month), regardless of market conditions.  Thus, you automatically buy more Units when the price is low and fewer when the price is high.  Over time, you may reduce the risk of buying Units when their cost is highest.  Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund or QRO to one or more other Investment Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Investment Option.  The minimum transfer to each Investment Option is $100.  We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count towards your 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon one day’s prior written notice, and we may terminate or change the Dollar Cost Averaging Program at any time.  If you don’t have enough Account Value in the Touchstone VST Money Market Fund or QRO to transfer to each Investment Option specified, no transfer will be made and your enrollment in the program will end.

Systematic Transfer Program

We also offer a Systematic Transfer Program under which we transfer contributions from a STO to one or more other Variable Account Options on a monthly or quarterly basis.  We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select.  If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program.  We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count towards the 12 free transfers you may make in a Contract Year.

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Investment Options will rebalance to that allocation.  You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by transfers among those Variable Account Options, and you will receive a confirmation notice after each rebalancing.  Fixed Accounts and Variable Account Options that are closed to new purchases, and Fixed Accounts are not included in the Customized Asset Rebalancing Program.

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A transfer request or a reallocation of your Account Value does not change your rebalancing allocation.  You must provide specific instructions if you wish to change your rebalancing allocations.  If you elect the GLIA Rider, a different rebalancing program is used.  See Part 6.  We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count towards your 12 free transfers.

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  Other allocation programs, such as Dollar Cost Averaging, as well as transfers and withdrawals that you make, may not work with the Customized Asset Rebalancing Program.  You should, therefore, monitor your use of other programs, transfers, and withdrawals while the Customized Asset Rebalancing Program is in effect.  You may terminate your participation in the program upon one day’s prior written notice, and we may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your investment portfolio.

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.  To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days’ prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

Legal Proceedings

Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Integrity Life Insurance Company

P.O. Box 5720

Cincinnati, Ohio 45201-5720

ATTN: Request for SAI of Separate Account I

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Appendix A

Financial Information for Separate Account I of Integrity (Pinnacle Plus)

For the Variable Account Options we currently offer, the table below shows the following data for Pinnacle Plus contracts with a mortality and expense risk charge of 1.67% in Contract Years 1-9: Unit Value at inception, the number of Units outstanding at December 31 of each year since inception, and the Unit Value at the beginning and end of each period since inception.

	2008	2007	2006	2005	2004	2003	Inception Date and Value

DWS Small Cap Index Fund, Class B (857)
Unit value at beginning of period	$15.13	$15.73	$13.65	$13.35	$11.56	$10.00	$10.00
Unit value at end of period	$9.77	$15.13	$15.73	$13.65	$13.35	$11.56
Units outstanding at end of period	8,349	12,418	10,694	13,255	12,863	3,422

Columbia VIT Mid Cap Value, Class B (1890)
Unit value at beginning of period	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period							5-2-09

Columbia VIT Small Cap Value, Class B (1889)
Unit value at beginning of period	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period							5-2-09

Fidelity VIP Asset Manager, Service Class 2 (801)
Unit value at beginning of period	$13.18	$11.64	$11.04	$10.82	$10.46	$10.00	$10.00
Unit value at end of period	$9.21	$13.18	$11.64	$11.04	$10.82	$10.46
Units outstanding at end of period	11,609	17,753	9,509	12,426	16,017	2,129

Fidelity VIP Balanced, Service Class 2 (803)
Unit value at beginning of period	$13.10	$12.25	$11.17	$10.77	$10.41	$10.00	$10.00
Unit value at end of period	$8.48	$13.10	$12.25	$11.17	$10.77	$10.41
Units outstanding at end of period	14,936	11,263	5,806	7,965	14,688	5,951

Fidelity VIP Contrafund, Service Class 2 (804)
Unit value at beginning of period	$18.50	$16.04	$14.64	$12.76	$11.27	$10.00	$10.00
Unit value at end of period	$10.42	$18.50	$16.04	$14.64	$12.76	$11.27
Units outstanding at end of period	114,747	119,254	115,257	99,528	57,918	10,772

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	2008	2007	2006	2005	2004	2003	Inception Date and Value
Fidelity VIP Disciplined Small Cap, Service Class 2 (864)
Unit value at beginning of period	$8.99	$10.00	—	—	—	—	$10.00
Unit value at end of period	$5.83	$8.99
Units outstanding at end of period	6,406	3,173					4-27-07

Fidelity VIP Dynamic Capital Appreciation, Service Class 2 (861)
Unit value at beginning of period	$14.82	$14.13	$12.62	$10.64	$10.00	—	$10.00
Unit value at end of period	$8.55	$14.82	$14.13	$12.62	$10.64
Units outstanding at end of period	12,039	7,579	6,643	8,483	0

Fidelity VIP Equity-Income, Service Class 2 (805)
Unit value at beginning of period	$15.15	$15.21	$12.90	$12.43	$11.36	$10.00	$10.00
Unit value at end of period	$8.52	$15.15	$15.21	$12.90	$12.43	$11.36
Units outstanding at end of period	30,993	34,637	25,730	41,174	27,914	2,627

Fidelity VIP Freedom 2010, Service Class 2 (1870)
Unit value at beginning of period	$10.21	$10.00	—	—	—	—	$10.00
Unit value at end of period	$7.51	$10.21
Units outstanding at end of period	760	2,434					4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (1871)
Unit value at beginning of period	$10.22	$10.00	—	—	—	—	$10.00
Unit value at end of period	$7.31	$10.22
Units outstanding at end of period	8,948	4,438					4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (1872)
Unit value at beginning of period	$10.23	$10.00	—	—	—	—	$10.00
Unit value at end of period	$6.76	$10.23
Units outstanding at end of period	1,756	2,540					4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (1873)
Unit value at beginning of period	$10.24	$10.00	—	—	—	—	$10.00
Unit value at end of period	$6.61	$10.24
Units outstanding at end of period	777	2,426					4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1874)
Unit value at beginning of period	$10.25	$10.00	—	—	—	—	$10.00
Unit value at end of period	$6.23	$10.25
Units outstanding at end of period	2,271	2,309					4-30-07

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	2008	2007	2006	2005	2004	2003	Inception Date and Value
Fidelity VIP Growth, Service Class 2 (808)
Unit value at beginning of period	$15.13	$12.15	$11.59	$11.17	$11.02	$10.00	$10.00
Unit value at end of period	$7.84	$15.13	$12.15	$11.59	$11.17	$11.02
Units outstanding at end of period	10,813	12,156	6.637	12,011	13,521	3,505

Fidelity VIP Growth & Income, Service Class 2 (806)
Unit value at beginning of period	$14.15	$12.86	$11.59	$10.97	$10.58	$10.00	$10.00
Unit value at end of period	$8.08	$14.15	$12.86	$11.59	$10.97	$10.58
Units outstanding at end of period	20,745	30,046	29,091	40,974	36,621	22,274

Fidelity VIP Growth Opportunities, Service Class 2 (807)
Unit value at beginning of period	$15.44	$12.77	$12.36	$11.56	$11.00	$10.00	$10.00
Unit value at end of period	$6.81	$15.44	$12.77	$12.36	$11.56	$11.00
Units outstanding at end of period	3,565	15,324	3,073	2,246	2,281	0

Fidelity VIP High Income, Service Class 2 (809)
Unit value at beginning of period	$12.73	$12.62	$11.56	$11.49	$10.68	$10.00	$10.00
Unit value at end of period	$9.37	$12.73	$12.62	$11.56	$11.49	$10.68
Units outstanding at end of period	7,087	14,764	9,298	8,538	6,539	743

Fidelity VIP Index 500, Service Class 2 (810)
Unit value at beginning of period	$14.48	$14.00	$12.33	$11.99	$11.05	$10.00	$10.00
Unit value at end of period	$8.95	$14.48	$14.00	$12.33	$11.99	$11.05
Units outstanding at end of period	28,437	30,322	1,651	1,652	1,653	0

Fidelity VIP Investment Grade Bond, Service Class 2 (811)
Unit value at beginning of period	$10.77	$10.52	$10.28	$10.26	$10.01	$10.00	$10.00
Unit value at end of period	$10.22	$10.77	$10.52	$10.28	$10.26	$10.01
Units outstanding at end of period	70,995	65,417	56,712	55,357	44,052	29,926

Fidelity VIP Mid Cap, Service Class 2 (812)
Unit value at beginning of period	$21.75	$19.18	$17.35	$14.95	$12.20	$10.00	$10.00
Unit value at end of period	$12.91	$21.75	$19.18	$17.35	$14.95	$12.20
Units outstanding at end of period	46,141	69,217	64,355	46,816	35,644	6,606

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	2008	2007	2006	2005	2004	2003	Inception Date and Value
Fidelity VIP Overseas, Service Class 2 (813)
Unit value at beginning of period	$21.29	$18.50	$15.97	$13.68	$12.27	$10.00	$10.00
Unit value at end of period	$11.73	$21.29	$18.50	$15.97	$13.68	$12.27
Units outstanding at end of period	24,973	54,218	14,123	6,278	5,805	4,842

Fidelity VIP Value Strategies, Service Class 2 (1884)
Unit value at beginning of period	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$5.19
Units outstanding at end of period	0						5-1-08

FTVIPT Franklin Growth and Income Securities, Class 2 (849)
Unit value at beginning of period	$13.66	$14.43	$12.57	$12.34	$11.35	$10.00	$10.00
Unit value at end of period	$8.71	$13.66	$14.43	$12.57	$12.34	$11.35
Units outstanding at end of period	57,967	82,739	27,422	16,407	7,186	2,990

FTVIPT Franklin Income Securities, Class 2 (850)
Unit value at beginning of period	$14.84	$14.55	$12.51	$12.52	$11.19	$10.00	$10.00
Unit value at end of period	$10.27	$14.84	$14.55	$12.51	$12.52	$11.19
Units outstanding at end of period	143,698	187,393	180,515	119,455	50,322	19,509

FTVIPT Franklin Large Cap Growth Securities, Class 2 (851)
Unit value at beginning of period	$13.08	$12.52	$11.48	$11.55	$10.89	$10.00	$10.00
Unit value at end of period	$8.42	$13.08	$12.52	$11.48	$11.55	$10.89
Units outstanding at end of period	21,402	20,305	21,149	26,124	39,980	6,245

FTVIPT Franklin Small Cap Value Securities, Class 2 (1875)
Unit value at beginning of period	$8.86	$10.00	—	—	—	—	$10.00
Unit value at end of period	$5.84	$8.86
Units outstanding at end of period	10,063	1,341					4-30-07

FTVIPT Mutual Share Securities, Class 2 (852)
Unit value at beginning of period	$15.90	$15.63	$13.42	$12.35	$11.15	$10.00	$10.00
Unit value at end of period	$9.83	$15.90	$15.63	$13.42	$12.35	$11.15
Units outstanding at end of period	80,906	126,078	111,538	77,693	34,497	5,385

FTVIPT Templeton Foreign Securities, Class 2 (853)
Unit value at beginning of period	$20.12	$17.73	$14.84	$13.70	$11.76	$10.00	$10.00
Unit value at end of period	$11.80	$20.12	$17.73	$14.84	$13.70	$11.76
Units outstanding at end of period	33,716	22,318	20,057	12,309	12,968	3,091

PPI-49

	2008	2007	2006	2005	2004	2003	Inception Date and Value
FTVIPT Templeton Growth Securities, Class 2 (854)
Unit value at beginning of period	$16.99	$16.88	$14.10	$13.17	$11.54	$10.00	$10.00
Unit value at end of period	$9.64	$16.99	$16.88	$14.10	$13.17	$11.54
Units outstanding at end of period	47,876	58,123	65,640	37,599	5,522	0

PIMCO VIT All Asset, Advisor Class (1876)
Unit value at beginning of period	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.21
Units outstanding at end of period	170						5-1-08

PIMCO VIT CommodityRealReturnTM Strategy, Advisor Class (1877)
Unit value at beginning of period	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$4.75
Units outstanding at end of period	3,209						5-1-08

PIMCO VIT Low Duration, Advisor Class (1878)
Unit value at beginning of period	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.68
Units outstanding at end of period	4,383						5-1-08

PIMCO VIT Real Return, Advisor Class (1879)
Unit value at beginning of period	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.90
Units outstanding at end of period	10,744						5-1-08

PIMCO VIT Total Return, Advisor Class (1880)
Unit value at beginning of period	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.99
Units outstanding at end of period	46,940						5-1-08

Rydex VT All-Cap Opportunity (formerly Sector Rotation) (1883)
Unit value at beginning of period	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$6.45
Units outstanding at end of period	1,513						5-1-08

Rydex VT Alternative Strategies Allocation (1886)
Unit value at beginning of period	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.90
Units outstanding at end of period	0						11-24-08

PPI-50

	2008	2007	2006	2005	2004	2003	Inception Date and Value
Rydex VT Hedged Equity (1882)
Unit value at beginning of period	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$7.94
Units outstanding at end of period	1,308						5-1-08

Rydex VT Managed Futures Strategy (1887)
Unit value at beginning of period	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.51
Units outstanding at end of period	2,284						11-24-08

Rydex VT Multi-Hedge Strategies (formerly Absolute Return Strategies) (1881)
Unit value at beginning of period	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.27
Units outstanding at end of period	0						5-1-08

Touchstone VST Baron Small Cap Growth (822)
Unit value at beginning of period	$17.26	$17.08	$14.69	$13.87	$11.04	$10.00	$10.00
Unit value at end of period	$11.26	$17.26	$17.08	$14.69	$13.87	$11.04
Units outstanding at end of period	21,426	29,517	28,438	26,607	17,949	1,859

Touchstone VST Core Bond (823)
Unit value at beginning of period	$10.75	$10.37	$10.13	$10.13	$9.98	$10.00	$10.00
Unit value at end of period	$10.22	$10.75	$10.37	$10.13	$10.13	$9.98
Units outstanding at end of period	60,048	68,861	36,947	26,549	21,654	3,408

Touchstone VST High Yield (827)
Unit value at beginning of period	$12.26	$12.25	$11.55	$11.37	$10.55	$10.00	$10.00
Unit value at end of period	$9.14	$12.26	$12.25	$11.55	$11.37	$10.55
Units outstanding at end of period	29,802	29,184	27,335	26,178	27,139	16,459

Touchstone VST Large Cap Core Equity (formerly Enhanced Dividend 30) (825)
Unit value at beginning of period	$14.15	$13.67	$10.98	$11.52	$11.14	$10.00	$10.00
Unit value at end of period	$9.02	$14.15	$13.67	$10.98	$11.52	$11.14
Units outstanding at end of period	32,001	10,801	11,077	4,530	10,888	0

PPI-51

	2008	2007	2006	2005	2004	2003	Inception Date and Value
Touchstone VST Mid Cap Growth (824)
Unit value at beginning of period	$18.57	$16.51	$14.45	$12.75	$11.57	$10.00	$10.00
Unit value at end of period	$11.01	$18.57	$16.51	$14.45	$12.75	$11.57
Units outstanding at end of period	21,063	31,495	12,513	24,720	12,799	2,186

Touchstone VST Money Market (1888)
Unit value at beginning of period	—	—	—	—	—	—	$10.00
Unit value at end of period
Units outstanding at end of period							4-27-09

Touchstone VST Third Avenue Value (830)
Unit value at beginning of period	$18.83	$19.50	$17.11	$14.82	$11.97	$10.00	$10.00
Unit value at end of period	$11.38	$18.83	$19.50	$17.11	$14.82	$11.97
Units outstanding at end of period	68,078	95,425	82,986	79,956	51,320	6,420

Touchstone VST Aggressive ETF (1864)
Unit value at beginning of period	$12.19	$11.79	$10.56	$10.27	$10.00	—	$10.00
Unit value at end of period	$8.49	$12.19	$11.79	$10.56	$10.27
Units outstanding at end of period	12,287	12,319	9,026	7,351	0		4-28-07

Touchstone VST Conservative ETF (1862)
Unit value at beginning of period	$11.41	$10.97	$10.32	$10.16	$10.00	—	$10.00
Unit value at end of period	$10.15	$11.41	$10.97	$10.32	$10.16
Units outstanding at end of period	12,592	20,304	3,469	2,348	0		4-28-07

Touchstone VST Enhanced ETF (1865)
Unit value at beginning of period	$12.70	$12.41	$10.94	$10.50	$10.00	—	$10.00
Unit value at end of period	$8.56	$12.70	$12.42	$10.94	$10.50
Units outstanding at end of period	3,819	19,850	14,694	11,685	0		4-28-07

Touchstone VST Moderate ETF (1863)
Unit value at beginning of period	$11.83	$11.43	$10.47	$10.25	$10.00	—	$10.00
Unit value at end of period	$9.26	$11.83	$11.43	$10.47	$10.25
Units outstanding at end of period	43,455	22,545	22,773	22,215	0		4-28-07

Van Kampen LIT Comstock, Class II (844)
Unit value at beginning of period	$14.62	$15.22	$13.34	$13.03	$11.29	$10.00	$10.00
Unit value at end of period	$9.23	$14.62	$15.22	$13.34	$13.03	$11.29
Units outstanding at end of period	16,477	21,158	21,687	21,312	10,553	3,667

PPI-52

	2008	2007	2006	2005	2004	2003	Inception Date and Value
Van Kampen LIT Capital Growth, Class II (845) (formerly LIT Strategic Growth)
Unit value at beginning of period	$13.62	$11.87	$11.77	$11.12	$10.59	$10.00	$10.00
Unit value at end of period	$6.81	$13.62	$11.87	$11.77	$11.12	$10.59
Units outstanding at end of period	4,693	2,037	1,403	764	579	0

Van Kampen’s UIF Emerging Markets Debt, Class II (846)
Unit value at beginning of period	$14.88	$14.23	$13.06	$11.84	$10.94	$10.00	$10.00
Unit value at end of period	$12.44	$14.88	$14.23	$13.06	$11.84	$10.94
Units outstanding at end of period	18,044	14,913	9,523	6858	5,069	710

Van Kampen’s UIF Emerging Markets Equity, Class II (847)
Unit value at beginning of period	$37.33	$27.03	$20.04	$15.24	$12.60	$10.00	$10.00
Unit value at end of period	$15.88	$37.33	$27.03	$20.04	$15.24	$12.60
Units outstanding at end of period	16,352	19,402	12,046	5,645	4,182	5,338

Van Kampen’s UIF U.S. Mid Cap Value, Class II (1885)
Unit value at beginning of period	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$6.09
Units outstanding at end of period	136						5-1-08

Van Kampen’s UIF U.S. Real Estate, Class II (848)
Unit value at beginning of period	$19.48	$23.95	$17.69	$15.41	$11.52	$10.00	$10.00
Unit value at end of period	$11.86	$19.48	$23.95	$17.69	$15.41	$11.52
Units outstanding at end of period	21,499	30,981	30,176	23,360	19,218	2,510

PPI-53

Appendix B

Parties to the Contract

Owner

•                 Chooses parties to the contract.

•                 Can change beneficiaries any time before death of owner or annuitant.

•                 Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.

•                 Responsible for any tax penalties for withdrawals taken before age 59½.

•                 Responsible for taking required minimum distributions on qualified contracts.

Annuitant

•                 Must be a natural person.

•                 The measuring life for the Annuity Benefit.

•                 The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant

•                  Has no rights under the contract.

Joint Owner (Optional)

•                 Shares in all ownership rights with owner.

•                 Will be co-payee on all withdrawals and annuity payments with the owner.

•                 Both joint owners must execute all choices and changes to the contract.

•                 If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary.

Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary

•                 Must be designated by the owner as owner’s beneficiary.

•                 Must receive a Distribution on Death of owner if the Annuitant is still alive.

•                 Responsible for taxes on distribution.

•                 If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary

•                 Must be designated by the owner as the Annuitant’s beneficiary.

•                 Is entitled to the Death Benefit under the contract when the Annuitant dies.

•                 Is generally responsible for paying any taxes due on the Death Benefit paid.

•                 If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

PPI-54

Appendix B – continued

Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.

Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.

Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).

Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.

Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).

Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.

PPI-55

Appendix C

Enhanced Earnings Benefit Calculation Examples

Example 1 - The following is a hypothetical example of how the EEB works:

Assumptions:

•                  Annuitant was age 60 on the Contract Date (40% benefit)

•                  Initial contribution = $100,000

•                  No additional contributions

•                  No withdrawals

•                  Hypothetical Account Value at the time the Death Benefit is calculated = $125,000

Based on these assumptions stated above:

•                  The gain in the contract is $25,000 ($125,000-$100,000 =$25,000)

•                  Benefit paid would be $10,000 ($25,000 x 40%)

Example 2 - The following is an example of how the EEB will be calculated and paid in conjunction with the standard Death Benefit under this contract.

Assumptions:

•                  Annuitant was age 60 on the Contract Date (40% benefit)

•                  Initial contribution = $50,000

•                  No additional contributions

•                  No withdrawals

•                  Hypothetical Account Value at the time the Death Benefit is calculated = $60,000

Based on these assumptions:

•                  the gain in the contract is $10,000 ($60,000 – $50,000);

•                  the EEB is $4,000 (40% x $10,000); and thus

•                  the total payment to the beneficiaries is $64,000 ($60,000 + $4,000)

PPI-56

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009

Deferred Flexible Premium Variable Annuities

Issued By Integrity Life Insurance Company

Through Separate Account I of Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2009.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at Integrity Life Insurance Company, P.O. Box 5720, Cincinnati, Ohio 45201-5720, or by calling 1-800-325-8583.

General Information and History

Integrity Life Insurance Company (Integrity) is an Ohio life insurance company organized on May 3, 1966. Its principal executive offices are located at 400 Broadway, Cincinnati, Ohio 45202.  Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  Integrity has entered into Service Agreements with WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts.   Compensation for these services, which are paid by Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $38,559,251 in 2008, $29,110,947 in 2007, and $28,701,189 in 2006.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we pay up to a 1.00% annual trail commission on certain Contracts issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  Currently, active registered representatives who have previously qualified for this program, have at least $4,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

American Portfolios Financial Services, Inc.	Nationwide Planning Associates, Inc.
Cadaret, Grant & Co., Inc.	Raymond James Financial Services, Inc.
Commonwealth Financial Network	Securities America, Inc.
First Allied Securities, Inc	Stifel, Nicolaus and Company, Incorporated
Investacorp, Inc.	Vanderbilt Securities, LLC
Janney Montgomery Scott LLC	Walnut Street Securities, Inc.
LPL Financial Corporation

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.  Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate

2

of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect a standard death benefit and the deduction of all fees and charges including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and withdrawal charges.

Non-standardized returns are calculated from the Fund Inception Date which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance which predates the inclusion in the Contract is hypothetical and has been adjusted to include the annual mortality and expense risk charge, and the annual administration charge.  Withdrawal charges are not reflected.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] — 1

Individualized Illustrations

Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allow by law.

3

Distributions Under Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70½ or (ii) the calendar year in which the participant retires.  Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70½.  Distribution from certain TSA plans can be deferred until age 75.  Additional distribution rules apply after the participant’s death.  If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions from Roth IRAs.

In December 2008, Congress passed the Worker, Retiree and Employer Recovery Act of 2008, which allows retirement plan and TSA participants and owners of traditional IRAs to suspend their required distributions for the 2009 tax year without penalty, if they choose.  Note, however, that for individuals who turned 70½ in 2008 but deferred that first payment until April 1, 2009, they are still required to take their 2008 distribution.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or Traditional  IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I as of December 31, 2008, and for the periods indicated in the financial statements, the statutory-basis financial statements of Integrity as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2008 and 2007 and for each of the three years in the period ended December 31, 2008, included in this SAI have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included herein.  The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of Integrity from the financial statements of the Separate Account and consider the Integrity financial statements only as they relate to the ability of Integrity to meet its obligations under the Contracts.  You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to Integrity policy holders dated March 3, 2000.  You should not consider the Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of Integrity Life Insurance Company

Year ended December 31, 2008 with Report of Independent Registered

Public Accounting Firm

Separate Account I

of

Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2008

Report of Independent Registered Public Accounting Firm

The Contract Owners

Separate Account I of Integrity Life Insurance Company

and

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1 to the financial statements, as of December 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2008, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of Integrity Life Insurance Company at December 31, 2008, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 7, 2009

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice ™)	$190,399	$(1)	$190,398	$8.73	21,800
Touchstone Aggressive ETF (GrandMaster flex3 ™)	1,290,028	—	1,290,028	8.54	151,130
Touchstone Aggressive ETF (Grandmaster ™)	108,845	—	108,845	8.61	12,645
Touchstone Aggressive ETF (IQ Annuity ™)	2,590,886	(2)	2,590,884	8.57	302,267
Touchstone Aggressive ETF (Pinnacle Plus ™)	104,355	—	104,355	8.49	12,287
Touchstone Baron Small Cap Growth (AdvantEdge ™)	16,020	—	16,020	6.99	2,291
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	970,617	—	970,617	11.99	80,981
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	109,874	—	109,874	7.52	14,603
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	635,075	—	635,075	10.77	58,954
Touchstone Baron Small Cap Growth (Grandmaster ™)	166,431	—	166,431	9.69	17,171
Touchstone Baron Small Cap Growth (IQ Annuity ™)	1,724,319	1	1,724,320	11.63	148,245
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	241,291	1	241,292	11.26	21,426
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	3,908	—	3,908	10.38	377
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	107,143	—	107,143	10.48	10,220
Touchstone Conservative ETF (AnnuiChoice ™)	695,104	—	695,104	10.44	66,563
Touchstone Conservative ETF (GrandMaster flex3 ™)	409,060	(1)	409,059	10.21	40,080
Touchstone Conservative ETF (Grandmaster ™)	542,173	1	542,174	10.29	52,681
Touchstone Conservative ETF (IQ Annuity ™)	1,006,313	—	1,006,313	10.25	98,190
Touchstone Conservative ETF (Pinnacle Plus ™)	127,873	—	127,873	10.15	12,592
Touchstone Conservative ETF (IQ Advisor Standard ™)	115,763	—	115,763	10.96	10,566
Touchstone Core Bond (AdvantEdge ™)	18,363	—	18,363	9.57	1,919
Touchstone Core Bond (AnnuiChoice ™)	1,151,791	1	1,151,792	12.06	95,494
Touchstone Core Bond (AnnuiChoice II ™)	52,161	—	52,161	10.12	5,152
Touchstone Core Bond (GrandMaster flex3 ™)	499,322	1	499,323	11.02	45,314
Touchstone Core Bond (Grandmaster ™)	449,804	—	449,804	10.51	42,817
Touchstone Core Bond (IQ Annuity ™)	596,911	—	596,911	11.49	51,950
Touchstone Core Bond (Pinnacle Plus ™)	613,955	—	613,955	10.22	60,048
Touchstone Core Bond (IQ Advisor Standard ™)	275,274	—	275,274	10.70	25,736
Touchstone Mid Cap Growth (AdvantEdge ™)	12,019	—	12,019	6.43	1,868
Touchstone Mid Cap Growth (AnnuiChoice ™)	1,908,937	—	1,908,937	10.75	177,599
Touchstone Mid Cap Growth (AnnuiChoice II ™)	665,104	—	665,104	7.30	91,144
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	303,215	1	303,216	10.61	28,582
Touchstone Mid Cap Growth (Grandmaster ™)	115,763	—	115,763	9.40	12,311
Touchstone Mid Cap Growth (IQ Annuity ™)	743,485	—	743,485	10.80	68,837
Touchstone Mid Cap Growth (Pinnacle Plus ™)	231,938	—	231,938	11.01	21,063
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	52,514	—	52,514	9.80	5,360
Touchstone Large Cap Core Equity (AnnuiChoice ™)	890,737	—	890,737	7.84	113,573
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	147,441	—	147,441	7.31	20,163
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	423,599	—	423,599	8.16	51,888
Touchstone Large Cap Core Equity (Grandmaster ™)	101,861	3	101,864	8.40	12,128
Touchstone Large Cap Core Equity (IQ Annuity ™)	735,225	1	735,226	7.74	94,941
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	288,567	—	288,567	9.02	32,001
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	16,249	—	16,249	8.44	1,926
Touchstone Enhanced ETF (AdvantEdge ™)	117,297	—	117,297	7.37	15,926
Touchstone Enhanced ETF (AnnuiChoice ™)	522,097	—	522,097	8.81	59,277
Touchstone Enhanced ETF (GrandMaster flex3 ™)	4,244,089	1	4,244,090	8.61	493,041
Touchstone Enhanced ETF (Grandmaster ™)	745,868	—	745,868	8.68	85,928
Touchstone Enhanced ETF (IQ Annuity ™)	4,018,531	(2)	4,018,529	8.64	464,894
Touchstone Enhanced ETF (Pinnacle Plus ™)	32,710	—	32,710	8.56	3,819
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	30,745	—	30,745	9.55	3,220
Touchstone Enhanced ETF (IQ Advisor Standard ™)	134,822	—	134,822	9.63	13,995
Touchstone High Yield (AnnuiChoice ™)	307,122	—	307,122	11.28	27,237
Touchstone High Yield (AnnuiChoice II ™)	343,703	—	343,703	7.90	43,506
Touchstone High Yield (GrandMaster flex3 ™)	3,959,312	1	3,959,313	10.45	378,830
Touchstone High Yield (Grandmaster ™)	531,856	—	531,856	8.69	61,202
Touchstone High Yield (IQ Annuity ™)	614,404	(1)	614,403	10.79	56,945
Touchstone High Yield (Pinnacle Plus ™)	272,363	—	272,363	9.14	29,802
Touchstone Moderate ETF (AdvantEdge ™)	137,562	—	137,562	8.19	16,802
Touchstone Moderate ETF (AnnuiChoice ™)	3,483,833	(3)	3,483,830	9.53	365,743
Touchstone Moderate ETF (AnnuiChoice II ™)	45,402	—	45,402	8.06	5,631
Touchstone Moderate ETF (GrandMaster flex3 ™)	4,181,334	(2)	4,181,332	9.31	449,149
Touchstone Moderate ETF (Grandmaster ™)	370,410	—	370,410	9.39	39,458
Touchstone Moderate ETF (IQ Annuity ™)	2,204,749	(2)	2,204,747	9.35	235,844
Touchstone Moderate ETF (Pinnacle Plus ™)	402,514	—	402,514	9.26	43,455

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	$34,316	$(1)	$34,315	$10.03	3,422
Touchstone Moderate ETF (IQ Advisor Standard ™)	94,420	—	94,420	10.12	9,331
Touchstone Money Market (AdvantEdge ™)	190,749	(1)	190,748	10.11	18,864
Touchstone Money Market (AnnuiChoice ™)	60,614	5	60,619	11.48	5,279
Touchstone Money Market (Grandmaster ™)	9,087,017	(1)	9,087,016	11.07	820,937
Touchstone Money Market (IQ Annuity ™)	649,091	(2)	649,089	11.07	58,654
Touchstone Money Market (IQ3 ™)	105,409	(2)	105,407	11.07	9,525
Touchstone Third Avenue Value (AdvantEdge ™)	19,496	—	19,496	6.39	3,052
Touchstone Third Avenue Value (AnnuiChoice ™)	3,624,311	(2)	3,624,309	12.09	299,805
Touchstone Third Avenue Value (AnnuiChoice II ™)	525,970	—	525,970	6.46	81,407
Touchstone Third Avenue Value (GrandMaster flex3 ™)	2,375,410	(3)	2,375,407	10.07	235,988
Touchstone Third Avenue Value (Grandmaster ™)	1,130,039	3	1,130,042	9.46	119,416
Touchstone Third Avenue Value (IQ Annuity ™)	2,644,720	(1)	2,644,719	10.68	247,563
Touchstone Third Avenue Value (Pinnacle Plus ™)	775,035	(1)	775,034	11.38	68,078
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	3,414	(1)	3,413	9.46	361
Touchstone Third Avenue Value (IQ Advisor Standard ™)	498,875	1	498,876	9.55	52,222
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice ™)	177,783	1	177,784	11.89	14,950
JP Morgan Mid Cap Value (GrandMaster flex3 ™)	440,682	—	440,682	11.35	38,840
JP Morgan Mid Cap Value (Grandmaster ™)	47,564	—	47,564	9.51	5,002
JP Morgan Mid Cap Value (IQ3 ™)	159,463	—	159,463	11.54	13,815
JP Morgan Mid Cap Value (Pinnacle Plus ™)	161,649	—	161,649	10.86	14,879
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	10,351,818	1	10,351,819	32.83	315,357
Fidelity VIP Growth (Grandmaster ™)	6,283,776	(1)	6,283,775	36.46	172,344
Fidelity VIP High Income (Grandmaster ™)	2,038,613	(1)	2,038,612	13.39	152,294
Fidelity VIP II Asset Manager (Grandmaster ™)	6,672,335	1	6,672,336	27.28	244,555
Fidelity VIP II Contrafund (Grandmaster ™)	12,411,056	1	12,411,057	26.77	463,643
Fidelity VIP II Index 500 (Grandmaster ™)	4,793,326	—	4,793,326	21.27	225,334
Fidelity VIP II Index 500 (IQ Annuity ™)	410,290	1	410,291	7.04	58,273
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	603,770	(1)	603,769	9.76	61,878
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	77,927	1	77,928	9.73	8,007
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	3,745,784	—	3,745,784	29.11	128,657
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	709,351	(1)	709,350	9.67	73,384
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	1,226,268	(1)	1,226,267	13.79	88,910
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	143,181	1	143,182	9.65	14,843
Fidelity VIP III Balanced (Grandmaster ™)	722,084	(1)	722,083	10.90	66,254
Fidelity VIP III Growth & Income (Grandmaster ™)	1,708,655	—	1,708,655	11.28	151,456
Fidelity VIP III Growth Opportunities (Grandmaster ™)	424,039	—	424,039	6.54	64,839
Fidelity VIP Overseas (AnnuiChoice ™)	167,896	—	167,896	5.91	28,425
Fidelity VIP Overseas (AnnuiChoice II ™)	53,920	(5)	53,915	5.89	9,151
Fidelity VIP Overseas (Grandmaster ™)	3,085,157	(1)	3,085,156	21.03	146,707
Fidelity VIP Overseas (Grandmaster flex3 ™)	28,646	(1)	28,645	5.85	4,895
Fidelity VIP Overseas (IQ Annuity ™)	84,953	—	84,953	5.86	14,494
Fidelity VIP Overseas (Pinnacle Plus ™)	108,283	—	108,283	5.84	18,544
Affiliated Service Class:
Touchstone Aggressive ETF (Annuichoice ™)	223,435	—	223,435	7.95	28,098
Touchstone Aggressive ETF (Annuichoice II ™)	298,832	—	298,832	7.78	38,386
Touchstone Aggressive ETF (Grandmaster flex3 ™)	161,412	—	161,412	6.86	23,534
Touchstone Aggressive ETF (IQ Advisor Standard ™)	9,810	1	9,811	6.97	1,407
Touchstone Aggressive ETF (Pinnacle Plus ™)	164,499	—	164,499	6.84	24,033
Touchstone Conservative ETF (Annuichoice ™)	256,842	—	256,842	9.91	25,906
Touchstone Conservative ETF (Annuichoice II ™)	217,705	—	217,705	9.73	22,380
Touchstone Conservative ETF (GrandMaster flex3 ™)	126,583	—	126,583	8.97	14,105
Touchstone Conservative ETF (IQ Advisor Standard ™)	1,260	—	1,260	9.12	138
Touchstone Conservative ETF (Pinnacle Plus ™)	66,527	—	66,527	8.96	7,428
Touchstone Enhanced ETF (Annuichoice ™)	120,569	—	120,569	7.71	15,632
Touchstone Enhanced ETF (Annuichoice II ™)	64,260	—	64,260	7.55	8,507
Touchstone Enhanced ETF (GrandMaster flex3 ™)	214,393	—	214,393	6.52	32,899
Touchstone Enhanced ETF (Pinnacle Plus ™)	285,405	—	285,405	6.50	43,886
Touchstone GMAB Aggressive (AnnuiChoice II ™)	144,246	—	144,246	7.67	18,795
Touchstone GMAB Conservative (AnnuiChoice ™)	9,982	—	9,982	9.77	1,022

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Touchstone GMAB Conservative (AnnuiChoice II ™)	$261,534	$—	$261,534	$9.59	27,271
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	29,352	—	29,352	8.68	3,383
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	19,283	—	19,283	8.52	2,264
Touchstone Moderate ETF (AnnuiChoice ™)	780,170	—	780,170	8.80	88,607
Touchstone Moderate ETF (AnnuiChoice II ™)	696,017	—	696,017	8.64	80,577
Touchstone Moderate ETF (GrandM aster flex3 ™)	1,068,567	—	1,068,567	7.78	137,325
Touchstone Moderate ETF (IQ Advisor Standard ™)	15,036	—	15,036	7.91	1,901
Touchstone Moderate ETF (Pinnacle Plus ™)	473,475	—	473,475	7.77	60,973
Touchstone Money Market (AnnuiChoice ™)	7,147,121	—	7,147,121	11.16	640,658
Touchstone Money Market (AnnuiChoice II ™)	2,052,216	(2)	2,052,214	10.68	192,087
Touchstone Money Market (GrandMaster flex3 ™)	8,451,526	—	8,451,526	10.82	781,000
Touchstone Money Market (IQ Annuity ™)	10,274,624	(1)	10,274,623	10.88	944,230
Touchstone Money Market (Pinnacle Plus ™)	3,966,371	(1)	3,966,370	10.75	368,998
Touchstone Money Market (IQ Advisor Standard ™)	1,578,896	(5)	1,578,891	11.40	138,442
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	467,884	—	467,884	7.80	59,972
Fidelity VIP Growth (IQ Annuity ™)	306,406	—	306,406	5.91	51,859
Fidelity VIP High Income (IQ Annuity ™)	576,279	(2)	576,277	7.55	76,375
Fidelity VIP II Asset Manager (IQ Annuity ™)	161,722	—	161,722	8.67	18,644
Fidelity VIP II Contrafund (IQ Annuity ™)	1,049,259	—	1,049,259	9.88	106,245
Fidelity VIP III Balanced (IQ Annuity ™)	85,983	1	85,984	7.95	10,813
Fidelity VIP III Growth & Income (IQ Annuity ™)	124,813	1	124,814	7.00	17,832
Fidelity VIP III Growth Opportunities (IQ Annuity ™)	13,513	—	13,513	4.27	3,167
Fidelity VIP III Mid Cap (Grandmaster ™)	1,533,816	1	1,533,817	21.68	70,754
Fidelity VIP III Mid Cap (IQ Annuity ™)	856,019	—	856,019	22.59	37,898
Fidelity VIP Overseas (IQ Annuity ™)	65,540	2	65,542	9.11	7,196
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	13,977	—	13,977	7.25	1,927
Fidelity VIP Asset Manager (AnnuiChoice ™)	310,834	2	310,836	9.01	34,481
Fidelity VIP Asset Manager (AnnuiChoice II ™)	16,105	—	16,105	8.36	1,925
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	272,140	(1)	272,139	8.86	30,727
Fidelity VIP Asset Manager (IQ3 ™)	294,493	(1)	294,492	8.96	32,869
Fidelity VIP Asset Manager (Pinnacle Plus ™)	106,931	(1)	106,930	9.21	11,609
Fidelity VIP Balanced (AdvantEdge ™)	13,818	—	13,818	6.85	2,016
Fidelity VIP Balanced (AnnuiChoice ™)	453,128	1	453,129	8.44	53,680
Fidelity VIP Balanced (AnnuiChoice II ™)	50,098	—	50,098	7.40	6,771
Fidelity VIP Balanced (GrandMaster flex3 ™)	244,485	—	244,485	9.15	26,731
Fidelity VIP Balanced (Grandmaster ™)	848,193	—	848,193	8.38	101,246
Fidelity VIP Balanced (IQ3 ™)	384,816	—	384,816	8.30	46,385
Fidelity VIP Balanced (Pinnacle Plus ™)	126,641	—	126,641	8.48	14,936
Fidelity VIP Balanced (IQ Advisor Standard ™)	111,372	—	111,372	8.49	13,115
Fidelity VIP Contrafund (AdvantEdge ™)	102,883	—	102,883	6.26	16,436
Fidelity VIP Contrafund (AnnuiChoice ™)	4,664,610	—	4,664,610	9.79	476,509
Fidelity VIP Contrafund (AnnuiChoice II ™)	597,281	(3)	597,278	7.04	84,820
Fidelity VIP Contrafund (GrandMaster flex3 ™)	4,124,872	—	4,124,872	10.11	407,921
Fidelity VIP Contrafund (IQ3 ™)	3,580,320	1	3,580,321	10.08	355,141
Fidelity VIP Contrafund (Pinnacle Plus ™)	1,196,006	—	1,196,006	10.42	114,747
Fidelity VIP Contrafund (IQ Advisor Standard ™)	88,489	—	88,489	9.69	9,131
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	137,916	—	137,916	5.90	23,367
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	2,649	—	2,649	5.89	450
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	44,260	—	44,260	5.87	7,544
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	49,359	—	49,359	5.85	8,442
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	108,490	—	108,490	5.86	18,523
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	37,376	—	37,376	5.83	6,406
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	41,417	—	41,417	9.10	4,549
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)	35,858	—	35,858	6.68	5,370
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	20,093	—	20,093	8.60	2,337
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	23,682	—	23,682	8.68	2,729
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	49,814	—	49,814	8.22	6,062
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	102,917	—	102,917	8.55	12,039
Fidelity VIP Equity-Income (AnnuiChoice ™)	1,731,056	—	1,731,056	7.69	225,037
Fidelity VIP Equit-Income (AnnuiChoice II ™)	147,964	—	147,964	6.22	23,802
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	379,125	—	379,125	7.79	48,649
Fidelity VIP Equity-Income (IQ3 ™)	894,129	(2)	894,127	7.44	120,148

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle Plus ™)	$264,012	$(1)	$264,011	$8.52	30,993
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	15,709	(1)	15,708	7.81	2,011
Fidelity VIP Freedom 2010 (AdvantEdge ™)	58,639	—	58,639	7.70	7,620
Fidelity VIP Freedom 2010 (AnnuiChoice ™)	3,628	—	3,628	7.60	477
Fidelity VIP Freedom 2010 (AnnuiChoice II ™)	113,399	—	113,399	7.58	14,959
Fidelity VIP Freedom 2010 (GrandMaster ™)	338,307	—	338,307	7.55	44,780
Fidelity VIP Freedom 2010 (GrandmMaster flex3 ™)	109,631	—	109,631	7.53	14,561
Fidelity VIP Freedom 2010 (IQ Annuity ™)	281,643	—	281,643	7.54	37,344
Fidelity VIP Freedom 2010 (Pinnacle Plus ™)	5,707	—	5,707	7.51	760
Fidelity VIP Freedom 2015 (AdvantEdge ™)	41,278	—	41,278	7.53	5,480
Fidelity VIP Freedom 2015 (AnnuiChoice ™)	20,247	—	20,247	7.39	2,739
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)	145,970	—	145,970	7.37	19,796
Fidelity VIP Freedom 2015 (IQ Annuity ™)	109,928	—	109,928	7.34	14,985
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	65,397	—	65,397	7.31	8,948
Fidelity VIP Freedom 2020 (AdvantEdge ™)	47,354	—	47,354	7.04	6,726
Fidelity VIP Freedom 2020 (AnnuiChoice ™)	159,306	—	159,306	6.84	23,289
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)	229,519	—	229,519	6.82	33,639
Fidelity VIP Freedom 2020 (GrandMaster ™)	22,932	—	22,932	6.80	3,372
Fidelity VIP Freedom 2020 (GrandmMaster flex3 ™)	3,538	—	3,538	6.78	522
Fidelity VIP Freedom 2020 (IQ Annuity ™)	27,540	—	27,540	6.79	4,057
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	11,878	—	11,878	6.76	1,756
Fidelity VIP Freedom 2025 (AnnuiChoice II ™)	103,570	—	103,570	6.67	15,538
Fidelity VIP Freedom 2025 (GrandMaster ™)	1,242	—	1,242	6.64	187
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)	5,133	—	5,133	6.61	777
Fidelity VIP Freedom 2030 (AnnuiChoice II ™)	145,315	—	145,315	6.29	23,118
Fidelity VIP Freedom 2030 (IQ Annuity ™)	17,247	—	17,247	6.25	2,758
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)	14,147	—	14,147	6.23	2,271
Fidelity VIP Growth & Income (AdvantEdge ™)	13,329	—	13,329	6.29	2,119
Fidelity VIP Growth & Income (AnnuiChoice ™)	470,051	—	470,051	7.23	65,007
Fidelity VIP Growth & Income (AnnuiChoice II ™)	26,905	—	26,905	6.83	3,942
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	165,050	—	165,050	8.11	20,363
Fidelity VIP Growth & Income (IQ3 ™)	306,237	—	306,237	7.28	42,046
Fidelity VIP Growth & Income (Pinnacle Plus ™)	167,645	—	167,645	8.08	20,745
Fidelity VIP Growth (AnnuiChoice ™)	645,837	—	645,837	5.28	122,286
Fidelity VIP Growth (AnnuiChoice II ™)	52,506	(1)	52,505	6.88	7,635
Fidelity VIP Growth (GrandMaster ™)	559,969	—	559,969	6.09	91,998
Fidelity VIP Growth (GrandMaster flex3 ™)	231,016	1	231,017	6.95	33,221
Fidelity VIP Growth (IQ3 ™)	468,565	(2)	468,563	5.48	85,529
Fidelity VIP Growth (Pinnacle Plus ™)	84,756	—	84,756	7.84	10,813
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	80,211	1	80,212	5.91	13,576
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	19,217	—	19,217	6.44	2,986
Fidelity VIP Growth Opportunities (IQ3 ™)	62,309	2	62,311	5.53	11,265
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	24,275	—	24,275	6.81	3,565
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™)	10,792	—	10,792	6.42	1,680
Fidelity VIP Growth (IQ Advisor Standard ™)	2,566	1	2,567	7.19	357
Fidelity VIP High Income (AnnuiChoice ™)	894,999	—	894,999	9.40	95,222
Fidelity VIP High Income (AnnuiChoice II ™)	7,816	—	7,816	7.87	993
Fidelity VIP High Income (GrandMaster flex3 ™)	1,231,039	—	1,231,039	10.12	121,594
Fidelity VIP High Income (IQ3 ™)	801,974	(1)	801,973	10.16	78,945
Fidelity VIP High Income (Pinnacle Plus ™)	66,381	—	66,381	9.37	7,087
Fidelity VIP Index 500 (AdvantEdge ™)	10,134	3	10,137	6.71	1,510
Fidelity VIP Index 500 (AnnuiChoice ™)	1,025,784	(2)	1,025,782	6.85	149,751
Fidelity VIP Index 500 (IQ3 ™)	982,577	—	982,577	7.23	135,844
Fidelity VIP Index 500 (AnnuiChoice II ™)	190,053	—	190,053	6.13	31,027
Fidelity VIP Index 500 (Grandmaster ™)	1,040,393	1	1,040,394	6.10	170,431
Fidelity VIP Index 500 (Grandmaster flex3 ™)	282,467	—	282,467	6.08	46,431
Fidelity VIP Index 500 (IQ Advisor Standard ™)	172,278	(3)	172,275	6.18	27,863
Fidelity VIP Index 500 (Pinnacle Plus ™)	254,371	—	254,371	8.95	28,437
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	34,881	—	34,881	9.52	3,665
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	3,724,304	1	3,724,305	12.71	293,092
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	624,689	—	624,689	9.97	62,651
Fidelity VIP Investment Grade Bond (GrandMaster ™)	1,731,492	(1)	1,731,491	9.66	179,266
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	1,248,026	—	1,248,026	10.33	120,810
Fidelity VIP Investment Grade Bond (IQ3 ™)	2,707,923	1	2,707,924	12.03	225,076

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	$725,747	$—	$725,747	$10.22	70,995
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	400,143	—	400,143	10.65	37,579
Fidelity VIP Mid Cap (AdvantEdge ™)	76,574	—	76,574	6.41	11,952
Fidelity VIP Mid Cap (AnnuiChoice ™)	1,926,454	1	1,926,455	13.63	141,339
Fidelity VIP Mid Cap (AnnuiChoice II ™)	269,590	(1)	269,589	7.14	37,754
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	1,779,380	—	1,779,380	12.27	145,058
Fidelity VIP Mid Cap (Grandmaster ™)	2,054,029	—	2,054,029	10.72	191,679
Fidelity VIP Mid Cap (IQ Annuity ™)	1,679,198	(1)	1,679,197	13.44	124,910
Fidelity VIP Mid Cap (Pinnacle Plus ™)	595,885	2	595,887	12.91	46,141
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	8,295	—	8,295	10.99	755
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	26,830	(1)	26,829	11.10	2,418
Fidelity VIP Overseas (AdvantEdge ™)	66,851	—	66,851	6.05	11,048
Fidelity VIP Overseas (AnnuiChoice ™)	872,843	1	872,844	8.50	102,659
Fidelity VIP Overseas (AnnuiChoice II ™)	187,944	(3)	187,941	7.00	26,858
Fidelity VIP Overseas (GrandMaster ™)	717,054	—	717,054	5.84	122,680
Fidelity VIP Overseas (GrandMaster flex3 ™)	1,312,799	—	1,312,799	9.53	137,785
Fidelity VIP Overseas (IQ3 ™)	960,802	(1)	960,801	8.59	111,892
Fidelity VIP Overseas (Pinnacle Plus ™)	292,969	—	292,969	11.73	24,973
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	12,175	—	12,175	9.70	1,255
Fidelity VIP Overseas (IQ Advisor Standard ™)	215,275	—	215,275	9.80	21,963
Fidelity VIP Value Stratagies (AnnuiChoice ™)	1,814	—	1,814	5.22	348
Fidelity VIP Value Stratagies (AnnuiChoice II ™)	22,207	—	22,207	5.21	4,260
Fidelity VIP Value Stratagies (IQ Annuity ™)	8,725	—	8,725	5.20	1,677
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	269,151	—	269,151	15.25	17,647
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	10,508	—	10,508	9.35	1,124
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	61,188	1	61,189	14.67	4,172
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	165,840	2	165,842	14.84	11,178
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	466,548	—	466,548	13.44	34,717
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	59,744	—	59,744	5.71	10,461
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	185,211	1	185,212	13.11	14,130
Van Kampen UIF U.S. Real Estate (IQ3 ™)	409,180	(1)	409,179	12.84	31,874
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	729,810	—	729,810	12.74	57,293
Franklin Growth and Income Securities (AnnuiChoice ™)	1,783,547	(1)	1,783,546	9.36	190,638
Franklin Growth and Income Securities (AnnuiChoice II ™)	63,429	—	63,429	6.62	9,581
Franklin Growth and Income Securities (GrandMaster flex3 ™)	775,987	—	775,987	9.05	85,756
Franklin Growth and Income Securities (Grandmaster ™)	600,212	(1)	600,211	9.16	65,530
Franklin Growth and Income Securities (IQ Annuity ™)	2,222,587	1	2,222,588	9.10	244,137
Franklin Growth and Income Securities (Pinnacle Plus ™)	504,897	—	504,897	8.71	57,967
Franklin Income Securities (AdvantEdge ™)	40,000	—	40,000	7.21	5,545
Franklin Income Securities (AnnuiChoice ™)	2,628,768	1	2,628,769	11.99	219,203
Franklin Income Securities (AnnuiChoice II ™)	544,862	—	544,862	7.59	71,793
Franklin Income Securities (GrandMaster flex3 ™)	2,852,523	(1)	2,852,522	11.60	245,925
Franklin Income Securities (Grandmaster ™)	3,043,575	1	3,043,576	11.74	259,230
Franklin Income Securities (IQ Annuity ™)	3,833,970	(1)	3,833,969	11.67	328,540
Franklin Income Securities (Pinnacle Plus ™)	1,475,313	—	1,475,313	10.27	143,698
Franklin Income Securities (IQ Advisor Enhanced ™)	7,488	1	7,489	9.45	792
Franklin Income Securities (IQ Advisor Standard ™)	1,889	—	1,889	9.55	198
Franklin Large Cap Growth Securities (AnnuiChoice ™)	198,833	—	198,833	9.55	20,814
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	139,998	—	139,998	7.35	19,048
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	189,196	—	189,196	9.24	20,477
Franklin Large Cap Growth Securities (Grandmaster ™)	31,082	—	31,082	9.35	3,323
Franklin Large Cap Growth Securities (IQ Annuity ™)	309,361	—	309,361	9.30	33,280
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	180,198	—	180,198	8.42	21,402
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	8,327	—	8,327	8.03	1,037
Franklin Mutual Shares Securities (AdvantEdge ™)	49,503	—	49,503	6.65	7,449
Franklin Mutual Shares Securities (AnnuiChoice ™)	1,135,468	—	1,135,468	11.09	102,362
Franklin Mutual Shares Securities (AnnuiChoice II ™)	267,654	—	267,654	6.87	38,972
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	2,131,802	(1)	2,131,801	10.73	198,698
Franklin Mutual Shares Securities (IQ Annuity ™)	1,140,917	1	1,140,918	10.79	105,698
Franklin Mutual Shares Securities (Pinnacle Plus ™)	795,489	—	795,489	9.83	80,906
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	442,614	—	442,614	9.23	47,951
Franklin Mutual Shares Securities(Grandmaster ™)	2,636,036	(1)	2,636,035	10.86	242,731
Franklin Small Cap Value Securities (AdvantEdge ™)	278	—	278	6.89	40
Franklin Small Cap Value Securities (Annuichoice ™)	110,461	—	110,461	5.90	18,708

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (Annuichoice II ™)	$56,242	$—	$56,242	$5.89	9,550
Franklin Small Cap Value Securities (Grandmaster ™)	40,551	—	40,551	5.87	6,909
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	3,156	—	3,156	5.85	540
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	16,686	—	16,686	5.94	2,807
Franklin Small Cap Value Securities (IQ Annuuity ™)	56,969	2	56,971	5.86	9,723
Franklin Small Cap Value Securities (Pinnacle Plus ™)	58,740	—	58,740	5.84	10,063
Templeton Foriegn Securities Fund (AdvantEdge ™)	14,035	—	14,035	6.50	2,160
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	613,247	—	613,247	12.66	48,435
Templeton Foriegn Securities Fund (Grandmaster ™)	282,015	—	282,015	12.82	22,005
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	397,761	—	397,761	11.80	33,716
Templeton Foreign Securities Fund (AnnuiChoice ™)	828,760	—	828,760	13.09	63,310
Templeton Foreign Securities Fund (AnnuiChoice II ™)	167,024	—	167,024	7.37	22,651
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	23,410	—	23,410	10.36	2,260
Templeton Growth Securities (AdvantEdge ™)	37,240	—	37,240	6.32	5,893
Templeton Growth Securities (AnnuiChoice ™)	472,533	—	472,533	10.79	43,809
Templeton Growth Securities (AnnuiChoice II ™)	176,981	—	176,981	6.36	27,844
Templeton Growth Securities (GrandMaster flex3 ™)	1,127,245	1	1,127,246	10.43	108,052
Templeton Growth Securities (Grandmaster ™)	541,639	—	541,639	10.56	51,292
Templeton Growth Securities (IQ Annuity ™)	779,397	—	779,397	10.50	74,258
Templeton Growth Securities (Pinnacle Plus ™)	461,293	1	461,294	9.64	47,876
Templeton Growth Securities (IQ Advisor Standard ™)	187,839	—	187,839	8.61	21,804
Van Kampen LIT Comstock (AdvantEdge ™)	13,484	—	13,484	6.64	2,029
Van Kampen LIT Comstock (AnnuiChoice ™)	421,843	—	421,843	10.40	40,549
Van Kampen LIT Comstock (AnnuiChoice II ™)	97,964	—	97,964	6.63	14,785
Van Kampen LIT Comstock (GrandMaster flex3 ™)	225,436	—	225,436	10.06	22,405
Van Kampen LIT Comstock (Grandmaster ™)	109,700	—	109,700	10.18	10,771
Van Kampen LIT Comstock (IQ Annuity ™)	561,390	—	561,390	10.12	55,456
Van Kampen LIT Comstock (IQ Advisor Standard ™)	13,946	—	13,946	8.50	1,641
Van Kampen LIT Comstock (Pinnacle Plus ™)	152,057	—	152,057	9.23	16,477
Van Kampen LIT Capital Growth (AnnuiChoice ™)	4,402	—	4,402	7.97	552
Van Kampen LIT Capital Growth (AnnuiChoice II ™)	9,009	—	9,009	6.25	1,441
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)	1,742	(1)	1,741	7.71	226
Van Kampen LIT Capital Growth (Grandmaster ™)	4,826	1	4,827	7.80	619
Van Kampen LIT Capital Growth (IQ Annuity ™)	90,200	—	90,200	7.75	11,633
Van Kampen LIT Capital Growth (Pinnacle Plus ™)	31,971	—	31,971	6.81	4,693
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	160,005	—	160,005	8.58	18,638
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	96,674	—	96,674	8.56	11,290
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	164,692	—	164,692	14.39	11,446
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	337,821	—	337,821	8.50	39,722
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	311,477	—	311,477	14.30	21,779
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	224,510	—	224,510	12.44	18,044
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	8,303	1	8,304	11.67	711
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	24,438	—	24,438	4.66	5,242
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	392,581	—	392,581	18.83	20,852
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	95,398	—	95,398	7.12	13,404
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	587,244	—	587,244	18.21	32,249
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	285,796	—	285,796	18.43	15,506
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	383,409	(1)	383,408	18.32	20,928
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	259,656	—	259,656	15.88	16,352
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	2259	1	2,260	13.02	174
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice ™)	26,310	—	26,310	6.11	4,303
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice II ™)	15,206	(1)	15,205	6.11	2,490
Van Kampen UIF U.S. Mid Cap Value (Grandmaster ™)	5,010	—	5,010	6.10	821
Van Kampen UIF U.S. Mid Cap Value (IQ Annuity ™)	39,405	—	39,405	6.10	6,465
Van Kampen UIF U.S. Mid Cap Value (Pinnacle Plus ™)	830	—	830	6.09	136
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	3,499	—	3,499	6.15	569
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	296,185	1	296,186	4.73	62,563
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	165,409	—	165,409	4.72	35,029
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	255,042	(2)	255,040	11.86	21,499
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	228,087	—	228,087	13.83	16,493
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	279,057	—	279,057	4.69	59,502
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	289,553	(1)	289,552	13.75	21,065
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	168,625	—	168,625	10.79	15,621

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2008

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	$434,858	$1	$434,859	$9.74	44,661
DWS Small Cap Index (AnnuiChoice II ™)	22,155	—	22,155	6.84	3,237
DWS Small Cap Index (GrandMaster flex3 ™)	144,586	(1)	144,585	9.31	15,528
DWS Small Cap Index (Grandmaster ™)	91,207	—	91,207	8.58	10,628
DWS Small Cap Index (IQ3 ™)	346,402	—	346,402	9.37	36,974
DWS Small Cap Index (Pinnacle Plus ™)	81,591	(1)	81,590	9.77	8,349
DWS Small Cap Index (IQ Advisor Standard ™)	13,146	—	13,146	8.48	1,549
Advisor Class:
Pimco VIT All Asset (AnnuiChoice ™)	62,896	—	62,896	8.25	7,624
Pimco VIT All Asset (AnnuiChoice II ™)	67,386	—	67,386	8.31	8,107
Pimco VIT All Asset (Grandmaster ™)	11,720	—	11,720	8.23	1,424
Pimco VIT All Asset (GrandMaster flex3 ™)	54,110	—	54,110	8.22	6,584
Pimco VIT All Asset (IQ Annuity ™)	16,029	—	16,029	8.22	1,949
Pimco VIT All Asset (Pinnacle Plus ™)	1,393	—	1,393	8.21	170
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	6,456	—	6,456	4.79	1,347
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	106,025	—	106,025	4.77	22,208
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	110,695	—	110,695	4.81	23,030
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	8,513	—	8,513	4.76	1,787
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	72,313	(2)	72,311	4.76	15,203
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	67,800	—	67,800	4.76	14,245
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	15,249	—	15,249	4.75	3,209
Pimco VIT Low Duration (AnnuiChoice ™)	28,448	1	28,449	9.72	2,926
Pimco VIT Low Duration (AnnuiChoice II ™)	14,364	—	14,364	9.68	1,483
Pimco VIT Low Duration (GrandMaster flex3 ™)	70,609	(1)	70,608	9.69	7,290
Pimco VIT Low Duration (IQ Annuity ™)	168,909	—	168,909	9.69	17,427
Pimco VIT Low Duration (Pinnacle Plus ™)	42,420	(1)	42,419	9.68	4,383
Pimco VIT Real Return (AdvantEdge ™)	14,345	—	14,345	8.90	1,612
Pimco VIT Real Return (AnnuiChoice ™)	116,012	(1)	116,011	8.94	12,971
Pimco VIT Real Return (AnnuiChoice II ™)	92,182	(1)	92,181	8.93	10,325
Pimco VIT Real Return (IQ Annuity ™)	632,365	—	632,365	8.92	70,920
Pimco VIT Real Return (Grandmaster ™)	153,330	(1)	153,329	8.92	17,184
Pimco VIT Real Return (GrandMaster flex3 ™)	168,025	(1)	168,024	8.91	18,857
Pimco VIT Real Return (Pinnacle Plus ™)	95,651	3	95,654	8.90	10,744
Pimco VIT Total Return (AdvantEdge ™)	155,245	—	155,245	10.14	15,312
Pimco VIT Total Return (AnnuiChoice ™)	1,080,401	(4)	1,080,397	10.04	107,654
Pimco VIT Total Return (AnnuiChoice II ™)	172,922	1	172,923	10.17	17,003
Pimco VIT Total Return (IQ Annuity ™)	837,152	(4)	837,148	10.01	83,671
Pimco VIT Total Return (Grandmaster ™)	261,093	—	261,093	10.01	26,078
Pimco VIT Total Return (GrandMaster flex3 ™)	710,164	(3)	710,161	10.00	71,027
Pimco VIT Total Return (Pinnacle Plus ™)	468,941	(2)	468,939	9.99	46,940
Investor Class:
Rydex VT Absolute Return Strategies (AdvantEdge ™)	9,890	—	9,890	8.39	1,179
Rydex VT Absolute Return Strategies (AnnuiChoice ™)	68,582	—	68,582	8.31	8,253
Rydex VT Absolute Return Strategies (AnnuiChoice II ™)	36,302	—	36,302	8.42	4,313
Rydex VT Absolute Return Strategies (Grandmaster ™)	1,277	—	1,277	8.29	154
Rydex VT Absolute Return Strategies (IQ Annuity ™)	51,869	—	51,869	8.28	6,261
Rydex VT Hedged Equity (AnnuiChoice ™)	56,866	1	56,867	7.97	7,132
Rydex VT Hedged Equity (AnnuiChoice II ™)	21,399	(1)	21,398	8.20	2,611
Rydex VT Hedged Equity (IQ Annuity ™)	23,099	—	23,099	7.95	2,906
Rydes VT Hedged Equity (Pinnacle Plus ™)	10381	—	10,381	7.94	1,308
Rydex VT Sector Rotation (AdvantEdge ™)	1,988	—	1,988	6.64	299
Rydex VT Sector Rotation (AnnuiChoice ™)	82,528	—	82,528	6.48	12,730
Rydex VT Sector Rotation (AnnuiChoice II ™)	1,887	—	1,887	6.66	283
Rydex VT Sector Rotation (IQ Annuity ™)	41,133	—	41,133	6.46	6,364
Rydex VT Sector Rotation (GrandMaster flex3 ™)	11,345	—	11,345	6.46	1,757
Rydes VT Sector Rotation (Pinnacle Plus ™)	9,761	—	9,761	6.45	1,513
Rydex VT Managed Futures Strategies (IQ Annuity ™)	24,712	—	24,712	9.51	2,599
Rydex VT Managed Futures Strategies (Pinnacle Plus ™)	21,712	—	21,712	9.51	2,284

See accompanying notes.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice ™)	$5,830	$3,040	$2,790	$(19,075)	$19,365	$29,000	$(84,867)	$(113,867)	$(113,577)	$(110,787)
Touchstone Aggressive ETF (GrandMaster flex3 ™)	39,496	27,726	11,770	617	130,910	159,112	(591,728)	(750,840)	(619,313)	(607,543)
Touchstone Aggressive ETF (Grandmaster ™)	3,332	1,868	1,464	1,760	11,044	21,615	(42,823)	(64,438)	(51,634)	(50,170)
Touchstone Aggressive ETF (IQ Annuity ™)	79,323	49,600	29,723	(48,942)	275,857	347,310	(1,094,883)	(1,442,193)	(1,215,278)	(1,185,555)
Touchstone Aggressive ETF (Pinnacle Plus ™)	3,196	2,189	1,007	(39)	10,597	10,848	(46,186)	(57,034)	(46,476)	(45,469)
Touchstone Baron Small Cap Growth (AdvantEdge ™) (February 25)*	—	113	(113)	(33)	3,834	—	(10,116)	(10,116)	(6,315)	(6,428)
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	—	16,946	(16,946)	(69,653)	234,505	(78,469)	(841,619)	(763,150)	(598,298)	(615,244)
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	—	1,561	(1,561)	(36,433)	26,322	(18,524)	(59,466)	(40,942)	(51,053)	(52,614)
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	—	15,598	(15,598)	(85,228)	154,663	(76,182)	(510,023)	(433,841)	(364,406)	(380,004)
Touchstone Baron Small Cap Growth (Grandmaster ™)	—	3,279	(3,279)	(33,327)	39,990	(24,101)	(136,601)	(112,500)	(105,837)	(109,116)
Touchstone Baron Small Cap Growth (IQ Annuity ™)	—	35,828	(35,828)	68,124	417,417	173,403	(1,275,011)	(1,448,414)	(962,873)	(998,701)
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	—	5,627	(5,627)	(39,720)	57,530	(63,302)	(219,326)	(156,024)	(138,214)	(143,841)
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	—	41	(41)	2	935	894	(2,030)	(2,924)	(1,987)	(2,028)
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	—	1,029	(1,029)	(1,039)	25,641	(6,353)	(89,421)	(83,068)	(58,466)	(59,495)
Touchstone Conservative ETF (AnnuiChoice ™)	22,625	8,145	14,480	7,641	17,214	82,795	(43,033)	(125,828)	(100,973)	(86,493)
Touchstone Conservative ETF (GrandMaster flex3 ™)	13,321	18,516	(5,195)	22,384	10,537	83,967	(55,811)	(139,778)	(106,857)	(112,052)
Touchstone Conservative ETF (Grandmaster ™)	17,648	7,013	10,635	14,054	13,452	27,367	(67,462)	(94,829)	(67,323)	(56,688)
Touchstone Conservative ETF (IQ Annuity ™)	32,814	17,793	15,021	(3,475)	25,104	35,700	(119,680)	(155,380)	(133,751)	(118,730)
Touchstone Conservative ETF (Pinnacle Plus ™)	4,162	3,230	932	(3,703)	3,168	8,363	(17,093)	(25,456)	(25,991)	(25,059)
Touchstone Conservative ETF (IQ Advisor Standard ™)	3,768	736	3,032	65	2,866	16,919	(1,957)	(18,876)	(15,945)	(12,913)
Touchstone Core Bond (AdvantEdge ™) (February 25)*	924	27	897	—	—	—	(404)	(404)	(404)	493
Touchstone Core Bond (AnnuiChoice ™)	57,993	20,487	37,506	(65,985)	—	(32,995)	(110,621)	(77,626)	(143,611)	(106,105)
Touchstone Core Bond (AnnuiChoice II ™)	2,624	692	1,932	(1,674)	—	(1,673)	(4,333)	(2,660)	(4,334)	(2,402)
Touchstone Core Bond (GrandMaster flex3 ™)	25,139	9,774	15,365	(10,287)	—	(3,568)	(41,869)	(38,301)	(48,588)	(33,223)
Touchstone Core Bond (Grandmaster ™)	22,631	7,570	15,061	(9,664)	—	(658)	(42,274)	(41,616)	(51,280)	(36,219)
Touchstone Core Bond (IQ Annuity ™)	30,035	13,612	16,423	(14,252)	—	(10,637)	(46,853)	(36,216)	(50,468)	(34,045)
Touchstone Core Bond (Pinnacle Plus ™)	30,901	12,083	18,818	(20,751)	—	(10,058)	(49,571)	(39,513)	(60,264)	(41,446)
Touchstone Core Bond (IQ Advisor Standard ™)	13,849	1,885	11,964	(3,714)	—	(5,211)	(25,882)	(20,671)	(24,385)	(12,421)
Touchstone Mid Cap Growth (AdvantEdge ™) (February 25)*	707	43	664	(2,448)	2,607	—	(4,344)	(4,344)	(4,185)	(3,521)
Touchstone Mid Cap Growth (AnnuiChoice ™)	110,009	31,022	78,987	(240,398)	405,238	(293,843)	(1,942,532)	(1,648,689)	(1,483,849)	(1,404,862)
Touchstone Mid Cap Growth (AnnuiChoice II ™)	38,979	11,314	27,665	(42,441)	143,587	(83,522)	(663,732)	(580,210)	(479,064)	(451,399)
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	19,635	17,815	1,820	(656,142)	72,331	(414,173)	(262,600)	151,573	(432,238)	(430,418)
Touchstone Mid Cap Growth (Grandmaster ™)	6,816	2,959	3,857	(72,207)	25,107	(46,221)	(114,243)	(68,022)	(115,122)	(111,265)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Mid Cap Growth (IQ Annuity ™)	$43,959	$21,547	$22,412	$(604,946)	$161,932	$(378,943)	$(707,374)	$(328,431)	$(771,445)	$(749,033)
Touchstone Mid Cap Growth (Pinnacle Plus ™)	13,782	6,837	6,945	(115,605)	50,769	(49,608)	(205,442)	(155,834)	(220,670)	(213,725)
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	3,093	597	2,496	(46,748)	11,392	(21,321)	(51,773)	(30,452)	(65,808)	(63,312)
Touchstone Large Cap Core Equity (AnnuiChoice ™)	18,966	10,981	7,985	(114,029)	51,528	9,743	(446,871)	(456,614)	(519,115)	(511,130)
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	3,101	1,574	1,527	(4,754)	8,373	(834)	(74,364)	(73,530)	(69,911)	(68,384)
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	9,140	11,892	(2,752)	(224,750)	25,217	(58,434)	(209,852)	(151,418)	(350,951)	(353,703)
Touchstone Large Cap Core Equity (Grandmaster ™)	2,181	1,065	1,116	(5,636)	5,985	(41)	(44,171)	(44,130)	(43,781)	(42,665)
Touchstone Large Cap Core Equity (IQ Annuity ™)	15,566	13,602	1,964	(121,445)	42,273	(38,283)	(381,383)	(343,100)	(422,272)	(420,308)
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	6,313	5,155	1,158	(30,315)	17,664	9,526	(139,263)	(148,789)	(161,440)	(160,282)
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	342	370	(28)	(20,264)	929	(10,977)	(8,386)	2,591	(16,744)	(16,772)
Touchstone Enhanced ETF (AdvantEdge ™) (February 25)*	3,698	187	3,511	(160)	3,504	—	(8,550)	(8,550)	(5,206)	(1,695)
Touchstone Enhanced ETF (AnnuiChoice ™)	45,553	7,765	37,788	718	130,417	138,460	(331,549)	(470,009)	(338,874)	(301,086)
Touchstone Enhanced ETF (GrandMaster flex3 ™)	381,221	116,095	265,126	(366,543)	1,103,253	798,553	(2,822,843)	(3,621,396)	(2,884,686)	(2,619,560)
Touchstone Enhanced ETF (Grandmaster ™)	66,032	14,157	51,875	4,063	190,084	133,845	(508,063)	(641,908)	(447,761)	(395,886)
Touchstone Enhanced ETF (IQ Annuity ™)	350,702	76,604	274,098	27,765	1,004,150	663,419	(2,612,641)	(3,276,060)	(2,244,145)	(1,970,047)
Touchstone Enhanced ETF (Pinnacle Plus ™)	2,860	1,870	990	16,899	8,193	21,829	(27,308)	(49,137)	(24,045)	(23,055)
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	2,681	312	2,369	30	7,676	10,506	(14,006)	(24,512)	(16,806)	(14,437)
Touchstone Enhanced ETF (IQ Advisor Standard ™)	11,757	1,309	10,448	1,957	33,655	29,037	(89,754)	(118,791)	(83,179)	(72,731)
Touchstone High Yield (AnnuiChoice ™)	25,003	4,446	20,557	(26,812)	—	(37,570)	(143,570)	(106,000)	(132,812)	(112,255)
Touchstone High Yield (AnnuiChoice II ™)	27,963	949	27,014	(4,735)	—	(7,871)	(50,206)	(42,335)	(47,070)	(20,056)
Touchstone High Yield (GrandMaster flex3 ™)	322,141	14,298	307,843	(112,657)	—	(75,723)	(360,336)	(284,613)	(397,270)	(89,427)
Touchstone High Yield (Grandmaster ™)	43,271	2,407	40,864	(5,061)	—	(10,217)	(52,713)	(42,496)	(47,557)	(6,693)
Touchstone High Yield (IQ Annuity ™)	49,654	10,510	39,144	(55,065)	—	(76,452)	(246,212)	(169,760)	(224,825)	(185,681)
Touchstone High Yield (Pinnacle Plus ™)	22,162	5,782	16,380	(8,848)	—	(18,717)	(122,422)	(103,705)	(112,553)	(96,173)
Touchstone Moderate ETF (AdvantEdge ™) (February 25)*	2,871	1,068	1,803	(121)	2,110	—	(26,755)	(26,755)	(24,766)	(22,963)
Touchstone Moderate ETF (AnnuiChoice ™)	72,852	41,366	31,486	(9,506)	53,856	440,125	(711,764)	(1,151,889)	(1,107,539)	(1,076,053)
Touchstone Moderate ETF (AnnuiChoice II ™) (April 25)*	948	421	527	3	696	—	(12,335)	(12,335)	(11,636)	(11,109)
Touchstone Moderate ETF (GrandMaster flex3 ™)	87,292	89,237	(1,945)	(61,655)	64,384	544,001	(888,292)	(1,432,293)	(1,429,564)	(1,431,509)
Touchstone Moderate ETF (Grandmaster ™)	7,732	8,510	(778)	(49,997)	7,321	39,402	(102,868)	(142,270)	(184,946)	(185,724)
Touchstone Moderate ETF (IQ Annuity ™)	46,145	42,798	3,347	(65,930)	33,994	193,600	(505,508)	(699,108)	(731,044)	(727,697)
Touchstone Moderate ETF (Pinnacle Plus ™)	8,405	7,069	1,336	414	6,184	27,706	(103,012)	(130,718)	(124,120)	(122,784)
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	716	339	377	1,028	526	6,717	(4,422)	(11,139)	(9,585)	(9,208)
Touchstone Moderate ETF (IQ Advisor Standard ™)	1,971	668	1,303	(124)	1,447	21,016	(7,434)	(28,450)	(27,127)	(25,824)
Touchstone Money Market (AdvantEdge ™) (February 25)*	1,693	998	695	—	—	—	—	—	—	695
Touchstone Money Market (AnnuiChoice ™)	1,775	606	1,169	—	—	8	8	—	—	1,169
Touchstone Money Market (Grandmaster ™)	236,550	110,129	126,421	—	—	—	—	—	—	126,421
Touchstone Money Market (IQ Annuity ™)	36,215	17,894	18,321	—	—	40	40	—	—	18,321
Touchstone Money Market (IQ3 ™)	3,150	1,563	1,587	—	—	—	—	—	—	1,587
Touchstone Third Avenue Value (AdvantEdge ™) (February 25)*	545	183	362	(64)	3,491	—	(15,744)	(15,744)	(12,317)	(11,955)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Third Avenue Value (AnnuiChoice ™)	$101,564	$65,945	$35,619	$(653,620)	$653,638	$(859,576)	$(3,608,980)	$(2,749,404)	$(2,749,386)	$(2,713,767)
Touchstone Third Avenue Value (AnnuiChoice II ™)	14,654	7,526	7,128	(28,807)	92,735	(75,978)	(454,362)	(378,384)	(314,456)	(307,328)
Touchstone Third Avenue Value (GrandMaster flex3 ™)	66,411	56,518	9,893	(919,110)	428,464	(705,305)	(1,507,087)	(801,782)	(1,292,428)	(1,282,535)
Touchstone Third Avenue Value (Grandmaster ™)	31,881	25,560	6,321	(267,821)	205,054	(326,082)	(1,132,710)	(806,628)	(869,395)	(863,074)
Touchstone Third Avenue Value (IQ Annuity ™)	73,934	66,753	7,181	(443,101)	479,894	(584,378)	(2,584,559)	(2,000,181)	(1,963,388)	(1,956,207)
Touchstone Third Avenue Value (Pinnacle Plus ™)	21,637	22,438	(801)	(221,670)	139,081	(188,923)	(730,378)	(541,455)	(624,044)	(624,845)
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	95	39	56	(16)	611	(921)	(3,755)	(2,834)	(2,239)	(2,183)
Touchstone Third Avenue Value (IQ Advisor Standard ™)	13,819	3,188	10,631	(3,053)	84,810	(24,278)	(376,796)	(352,518)	(270,761)	(260,130)
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice ™)	5,723	3,689	2,034	(32,786)	28,945	47,583	(89,423)	(137,006)	(140,847)	(138,813)
JP Morgan Mid Cap Value (GrandMaster flex3 ™)	9,395	10,745	(1,350)	(10,119)	47,520	69,998	(230,658)	(300,656)	(263,255)	(264,605)
JP Morgan Mid Cap Value (Grandmaster ™)	961	913	48	(469)	4,863	5,328	(25,739)	(31,067)	(26,673)	(26,625)
JP Morgan Mid Cap Value (IQ3 ™)	3,448	3,573	(125)	(60)	17,443	33,217	(78,572)	(111,789)	(94,406)	(94,531)
JP Morgan Mid Cap Value (Pinnacle Plus ™)	3,949	4,799	(850)	(21,443)	19,975	41,353	(76,146)	(117,499)	(118,967)	(119,817)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	383,580	232,799	150,781	289,833	18,660	2,842,134	(6,616,062)	(9,458,196)	(9,149,703)	(8,998,922)
Fidelity VIP Growth (Grandmaster ™)	80,699	147,534	(66,835)	206,487	—	5,000,796	(1,524,996)	(6,525,792)	(6,319,305)	(6,386,140)
Fidelity VIP High Income (Grandmaster ™)	205,447	39,804	165,643	(507,517)	—	(312,065)	(691,239)	(379,174)	(886,691)	(721,048)
Fidelity VIP II Asset Manager (Grandmaster ™)	870,750	139,428	731,322	(1,952)	456,888	1,903,504	(2,538,436)	(4,441,940)	(3,987,004)	(3,255,682)
Fidelity VIP II Contrafund (Grandmaster ™)	200,198	273,518	(73,320)	582,554	598,925	566,377	(11,178,523)	(11,744,900)	(10,563,421)	(10,636,741)
Fidelity VIP II Index 500 (Grandmaster ™)	145,068	100,558	44,510	564,177	87,389	2,787,386	(1,241,583)	(4,028,969)	(3,377,403)	(3,332,893)
Fidelity VIP II Index 500 (IQ Annuity ™)	12,446	9,108	3,338	16,733	7,291	302,002	(13,034)	(315,036)	(291,012)	(287,674)
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	35,038	7,790	27,248	(7,389)	—	21,338	(30,663)	(52,001)	(59,390)	(32,142)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	3,348	930	2,418	(20)	—	1,980	(3,974)	(5,954)	(5,974)	(3,556)
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	216,531	61,340	155,191	(71,683)	—	105,785	(171,547)	(277,332)	(349,015)	(193,824)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	49,457	15,317	34,140	(7,684)	—	32,057	(35,864)	(67,921)	(75,605)	(41,465)
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	69,073	21,904	47,169	11,283	—	44,810	(62,173)	(106,983)	(95,700)	(48,531)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	8,443	3,009	5,434	1,018	—	6,686	(7,275)	(13,961)	(12,943)	(7,509)
Fidelity VIP III Balanced (Grandmaster ™)	29,667	14,502	15,165	(2,030)	28,054	105,480	(355,954)	(461,434)	(435,410)	(420,245)
Fidelity VIP III Growth & Income (Grandmaster ™)	90,748	38,980	51,768	(93,011)	260,881	166,896	(1,522,475)	(1,689,371)	(1,521,501)	(1,469,733)
Fidelity VIP III Growth Opportunities (Grandmaster ™)	3,111	11,733	(8,622)	55,145	—	279,427	(391,035)	(670,462)	(615,317)	(623,939)
Fidelity VIP Overseas (AnnuiChoice ™)	13,738	2,896	10,842	(50,696)	29,637	18,288	(130,899)	(149,187)	(170,246)	(159,404)
Fidelity VIP Overseas (AnnuiChoice II ™)	4,213	999	3,214	(5,545)	8,671	5,244	(48,645)	(53,889)	(50,763)	(47,549)
Fidelity VIP Overseas (Grandmaster ™)	257,142	71,749	185,393	593,233	562,155	2,490,550	(1,749,395)	(4,239,945)	(3,084,557)	(2,899,164)
Fidelity VIP Overseas (Grandmaster flex3 ™)	6,563	2,981	3,582	(135,007)	22,453	13,615	7,453	(6,162)	(118,716)	(115,134)
Fidelity VIP Overseas (IQ Annuity ™)	10,074	3,382	6,692	(55,595)	27,893	17,724	(73,440)	(91,164)	(118,866)	(112,174)
Fidelity VIP Overseas (Pinnacle Plus ™)	11,589	4,238	7,351	(116,691)	26,151	17,147	(39,177)	(56,324)	(146,864)	(139,513)
Affiliated Service Class:
Touchstone Aggressive ETF (Annuichoice ™)	6,867	3,027	3,840	(7,466)	22,796	1,679	(122,019)	(123,698)	(108,368)	(104,528)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Affiliated Service Class (continued):
Touchstone Aggressive ETF (Annuichoice II ™)	$9,187	$3,702	$5,485	$(22,145)	$30,305	$(10,047)	$(143,310)	$(133,263)	$(125,103)	$(119,618)
Touchstone Aggressive ETF (Grandmaster flex3 ™)	4,961	1,786	3,175	(5,716)	16,473	(7,267)	(55,678)	(48,411)	(37,654)	(34,479)
Touchstone Aggressive ETF (IQ Advisor Standard ™)	302	64	238	(634)	998	—	(4,306)	(4,306)	(3,942)	(3,704)
Touchstone Aggressive ETF (Pinnacle Plus ™)	5,056	1,893	3,163	(7,850)	16,755	(4,165)	(57,235)	(53,070)	(44,165)	(41,002)
Touchstone Conservative ETF (Annuichoice ™)	8,401	2,225	6,176	1,926	6,512	3,836	(31,436)	(35,272)	(26,834)	(20,658)
Touchstone Conservative ETF (Annuichoice II ™)	7,283	2,036	5,247	(21,113)	19,477	81	(3,163)	(3,244)	(4,880)	367
Touchstone Conservative ETF (GrandMaster flex3 ™)	4,136	2,264	1,872	(6,957)	3,147	12	(12,698)	(12,710)	(16,520)	(14,648)
Touchstone Conservative ETF (IQ Advisor Standard ™)	41	146	(105)	2,059	16	1,169	3	(1,166)	909	804
Touchstone Conservative ETF (Pinnacle Plus ™)	2,174	1,019	1,155	(970)	1,656	49	(8,641)	(8,690)	(8,004)	(6,849)
Touchstone Enhanced ETF (Annuichoice ™)	10,445	2,459	7,986	(30,412)	29,801	(7,433)	(102,990)	(95,557)	(96,168)	(88,182)
Touchstone Enhanced ETF (Annuichoice II ™)	4,929	811	4,118	(4,093)	13,367	(6,308)	(45,908)	(39,600)	(30,326)	(26,208)
Touchstone Enhanced ETF (GrandMaster flex3 ™)	17,750	4,184	13,566	(68,989)	49,749	(23,231)	(119,483)	(96,252)	(115,492)	(101,926)
Touchstone Enhanced ETF (Pinnacle Plus ™)	24,924	5,391	19,533	(6,285)	71,333	(20,218)	(228,240)	(208,022)	(142,974)	(123,441)
Touchstone GMAB Aggressive (AnnuiChoice II ™)	4,434	2,876	1,558	(609)	14,690	(2,205)	(72,872)	(70,667)	(56,586)	(55,028)
Touchstone GMAB Conservative (AnnuiChoice ™)	327	172	155	(21)	248	(280)	(1,899)	(1,619)	(1,392)	(1,237)
Touchstone GMAB Conservative (AnnuiChoice II ™)	8,548	4,820	3,728	(1,734)	6,506	(940)	(41,716)	(40,776)	(36,004)	(32,276)
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	615	545	70	(8)	452	2,994	(5,621)	(8,615)	(8,171)	(8,101)
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	404	392	12	(61)	297	(717)	(6,329)	(5,612)	(5,376)	(5,364)
Touchstone Moderate ETF (AnnuiChoice ™)	16,363	7,788	8,575	(43,826)	12,075	15,923	(160,870)	(176,793)	(208,544)	(199,969)
Touchstone Moderate ETF (AnnuiChoice II ™)	14,599	5,934	8,665	(17,312)	10,740	(7,786)	(159,969)	(152,183)	(158,755)	(150,090)
Touchstone Moderate ETF (GrandM aster flex3 ™)	22,397	43,146	(20,749)	(368,177)	16,790	(52,446)	(302,651)	(250,205)	(601,592)	(622,341)
Touchstone Moderate ETF (IQ Advisor Standard ™)	315	94	221	(11)	227	(324)	(4,343)	(4,019)	(3,803)	(3,582)
Touchstone Moderate ETF (Pinnacle Plus ™)	9,941	5,380	4,561	(2,848)	7,222	(1,202)	(101,269)	(100,067)	(95,693)	(91,132)
Touchstone Money Market (AnnuiChoice ™)	209,801	74,016	135,785	—	—	—	—	—	—	135,785
Touchstone Money Market (AnnuiChoice II ™)	18,294	7,735	10,559	—	—	—	—	—	—	10,559
Touchstone Money Market (GrandMaster flex3 ™)	187,453	104,449	83,004	—	—	—	—	—	—	83,004
Touchstone Money Market (IQ Annuity ™)	241,230	123,190	118,040	—	—	20	20	—	—	118,040
Touchstone Money Market (Pinnacle Plus ™)	74,135	44,240	29,895	—	—	—	—	—	—	29,895
Touchstone Money Market (IQ Advisor Standard ™)	51,027	10,561	40,466	—	—	(3)	(3)	—	—	40,466
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	16,705	10,212	6,493	(14,163)	741	(64,803)	(428,319)	(363,516)	(376,938)	(370,445)
Fidelity VIP Growth (IQ Annuity ™)	3,450	7,394	(3,944)	16,965	—	308,782	(11,466)	(320,248)	(303,283)	(307,227)
Fidelity VIP High Income (IQ Annuity ™)	19,070	4,375	14,695	(17,867)	—	(22,056)	(65,725)	(43,669)	(61,536)	(46,841)
Fidelity VIP II Asset Manager (IQ Annuity ™)	17,211	2,743	14,468	363	8,488	25,971	(55,818)	(81,789)	(72,938)	(58,470)
Fidelity VIP II Contrafund (IQ Annuity ™)	15,161	21,505	(6,344)	(242,291)	46,624	(331,440)	(904,444)	(573,004)	(768,671)	(775,015)
Fidelity VIP III Balanced (IQ Annuity ™)	3,176	1,699	1,477	1,912	2,911	19,042	(34,885)	(53,927)	(49,104)	(47,627)
Fidelity VIP III Growth & Income (IQ Annuity ™)	6,520	2,838	3,682	(1,569)	19,290	52,742	(69,756)	(122,498)	(104,777)	(101,095)
Fidelity VIP III Growth Opportunities (IQ Annuity ™)	82	498	(416)	(3,276)	—	4,277	(13,751)	(18,028)	(21,304)	(21,720)
Fidelity VIP III Mid Cap (Grandmaster ™)	141,655	37,861	103,794	(450,408)	361,443	324,251	(1,045,201)	(1,369,452)	(1,458,417)	(1,354,623)
Fidelity VIP III Mid Cap (IQ Annuity ™)	65,090	19,215	45,875	(38,928)	164,888	207,592	(595,562)	(803,154)	(677,194)	(631,319)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class (continued):
Fidelity VIP Overseas (IQ Annuity ™)	$5,200	$1,551	$3,649	$226	$11,250	$18,976	$(54,494)	$(73,470)	$(61,994)	$(58,345)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™) (February 25)*	443	165	278	(13)	—	—	(5,214)	(5,214)	(5,227)	(4,949)
Fidelity VIP Asset Manager (AnnuiChoice ™)	35,251	3,851	31,400	(1,356)	18,186	33,581	(140,039)	(173,620)	(156,790)	(125,390)
Fidelity VIP Asset Manager (AnnuiChoice II ™)	758	198	560	(1,576)	178	42	(5,952)	(5,994)	(7,392)	(6,832)
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	24,436	4,230	20,206	(11,673)	11,314	25,621	(76,485)	(102,106)	(102,465)	(82,259)
Fidelity VIP Asset Manager (IQ3 ™)	32,486	5,565	26,921	(13,750)	16,588	35,737	(119,116)	(154,853)	(152,015)	(125,094)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	16,055	3,742	12,313	(55,657)	9,079	4,911	(46,403)	(51,314)	(97,892)	(85,579)
Fidelity VIP Balanced (AdvantEdge ™) (February 25)*	282	43	239	(16)	—	—	(2,086)	(2,086)	(2,102)	(1,863)
Fidelity VIP Balanced (AnnuiChoice ™)	25,272	11,940	13,332	(114,592)	33,711	166,772	(232,533)	(399,305)	(480,186)	(466,854)
Fidelity VIP Balanced (AnnuiChoice II ™)	1,589	561	1,028	(2,266)	1,175	(1,013)	(20,429)	(19,416)	(20,507)	(19,479)
Fidelity VIP Balanced (GrandMaster flex3 ™)	9,776	6,154	3,622	(9,826)	10,059	26,165	(124,883)	(151,048)	(150,815)	(147,193)
Fidelity VIP Balanced (Grandmaster ™)	34,880	19,020	15,860	(149,428)	37,135	(4,301)	(489,023)	(484,722)	(597,015)	(581,155)
Fidelity VIP Balanced (IQ3 ™)	17,079	10,043	7,036	(25,675)	19,155	60,078	(198,610)	(258,688)	(265,208)	(258,172)
Fidelity VIP Balanced (Pinnacle Plus ™)	4,477	2,992	1,485	(14,306)	3,989	6,122	(67,592)	(73,714)	(84,031)	(82,546)
Fidelity VIP Balanced (IQ Advisor Standard ™)	4,041	894	3,147	(702)	3,753	(1,408)	(66,910)	(65,502)	(62,451)	(59,304)
Fidelity VIP Contrafund (AdvantEdge ™) (February 25)*	908	639	269	(2,931)	—	—	(36,275)	(36,275)	(39,206)	(38,937)
Fidelity VIP Contrafund (AnnuiChoice ™)	60,941	69,889	(8,948)	(1,616,262)	209,613	(1,354,731)	(3,581,246)	(2,226,515)	(3,633,164)	(3,642,112)
Fidelity VIP Contrafund (AnnuiChoice II ™)	7,303	7,715	(412)	(189,846)	15,155	(94,896)	(297,957)	(203,061)	(377,752)	(378,164)
Fidelity VIP Contrafund (GrandMaster flex3 ™)	50,997	70,005	(19,008)	(2,019,402)	139,057	(1,501,320)	(1,810,988)	(309,668)	(2,190,013)	(2,209,021)
Fidelity VIP Contrafund (IQ3 ™)	45,393	78,221	(32,828)	(511,251)	155,520	(840,559)	(3,318,054)	(2,477,495)	(2,833,226)	(2,866,054)
Fidelity VIP Contrafund (Pinnacle Plus ™)	15,436	30,910	(15,474)	(444,018)	51,157	(222,810)	(835,072)	(612,262)	(1,005,123)	(1,020,597)
Fidelity VIP Contrafund (IQ Advisor Standard ™)	1,156	842	314	(5,404)	4,080	(4,131)	(74,954)	(70,823)	(72,147)	(71,833)
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	712	1,907	(1,195)	(8,034)	—	(25,543)	(91,317)	(65,774)	(73,808)	(75,003)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	14	40	(26)	(19)	—	(425)	(1,794)	(1,369)	(1,388)	(1,414)
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	228	874	(646)	(6,971)	—	(7,901)	(27,328)	(19,427)	(26,398)	(27,044)
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	255	1,075	(820)	(2,258)	—	(8,232)	(32,386)	(24,154)	(26,412)	(27,232)
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	560	2,510	(1,950)	(18,171)	—	(22,975)	(71,449)	(48,474)	(66,645)	(68,595)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	193	760	(567)	(986)	—	(2,973)	(19,642)	(16,669)	(17,655)	(18,222)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	277	900	(623)	(27,153)	817	(14,074)	(28,450)	(14,376)	(40,712)	(41,335)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)	204	159	45	(883)	40	(700)	(14,033)	(13,333)	(14,176)	(14,131)
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	134	896	(762)	(19,954)	483	(11,905)	(18,768)	(6,863)	(26,334)	(27,096)
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	159	800	(641)	(21,877)	828	(16,341)	(22,601)	(6,260)	(27,309)	(27,950)
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	334	761	(427)	(827)	19	(301)	(25,344)	(25,043)	(25,851)	(26,278)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	705	1,884	(1,179)	(11,447)	565	(3,868)	(57,690)	(53,822)	(64,704)	(65,883)
Fidelity VIP Equity-Income (AnnuiChoice ™)	59,271	29,383	29,888	(260,406)	3,315	(150,165)	(1,473,890)	(1,323,725)	(1,580,816)	(1,550,928)
Fidelity VIP Equit-Income (AnnuiChoice II ™)	4,991	2,055	2,936	(9,964)	159	(16,534)	(109,014)	(92,480)	(102,285)	(99,349)
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	12,649	9,399	3,250	(65,329)	673	(66,559)	(334,593)	(268,034)	(332,690)	(329,440)
Fidelity VIP Equity-Income (IQ3 ™)	30,181	21,401	8,780	(140,757)	1,627	(196,924)	(843,207)	(646,283)	(785,413)	(776,633)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (Pinnacle Plus ™)	$8,954	$7,182	$1,772	$(32,312)	$467	$(31,506)	$(218,760)	$(187,254)	$(219,099)	$(217,327)
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	531	74	457	(281)	—	—	(9,652)	(9,652)	(9,933)	(9,476)
Fidelity VIP Freedom 2010 (AdvantEedge ™) (February 25)*	2,449	270	2,179	(207)	1,271	—	(9,909)	(9,909)	(8,845)	(6,666)
Fidelity VIP Freedom 2010 (AnnuiChoice ™)	152	349	(197)	(6,913)	878	(2,285)	(1,327)	958	(5,077)	(5,274)
Fidelity VIP Freedom 2010 (AnnuiChoice II ™)	4,679	1,362	3,317	(9,525)	3,619	(1,130)	(38,016)	(36,886)	(42,792)	(39,475)
Fidelity VIP Freedom 2010 (GrandMaster ™)	14,107	2,347	11,760	(12,489)	7,735	(1,297)	(69,113)	(67,816)	(72,570)	(60,810)
Fidelity VIP Freedom 2010 (GrandmMaster flex3 ™)	4,572	1,761	2,811	(4,366)	3,113	(1,549)	(36,605)	(35,056)	(36,309)	(33,498)
Fidelity VIP Freedom 2010 (IQ Annuity ™)	11,746	4,181	7,565	(12,852)	9,301	(3,490)	(93,748)	(90,258)	(93,809)	(86,244)
Fidelity VIP Freedom 2010 (Pinnacle Plus ™)	238	146	92	1,948	159	(851)	(369)	482	2,589	2,681
Fidelity VIP Freedom 2015 (AdvantEdge ™) (February 25)*	1,794	425	1,369	(423)	875	—	(15,587)	(15,587)	(15,135)	(13,766)
Fidelity VIP Freedom 2015 (AnnuiChoice ™)	880	196	684	(33)	430	—	(7,012)	(7,012)	(6,615)	(5,931)
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)	6,282	1,810	4,472	(11,063)	5,378	(2,769)	(56,513)	(53,744)	(59,429)	(54,957)
Fidelity VIP Freedom 2015 (IQ Annuity ™)	4,769	1,434	3,335	(285)	3,708	(1,330)	(44,062)	(42,732)	(39,309)	(35,974)
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	2,838	1,002	1,836	(1,382)	2,185	(1,806)	(26,631)	(24,825)	(24,022)	(22,186)
Fidelity VIP Freedom 2020 (AdvantEdge ™) (February 25)*	2,065	209	1,856	(105)	1,148	—	(9,667)	(9,667)	(8,624)	(6,768)
Fidelity VIP Freedom 2020 (AnnuiChoice ™)	6,961	2,322	4,639	(30,486)	9,524	(9,965)	(93,538)	(83,573)	(104,535)	(99,896)
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)	9,955	1,173	8,782	(6,751)	6,789	(882)	(45,492)	(44,610)	(44,572)	(35,790)
Fidelity VIP Freedom 2020 (GrandMaster ™)	999	98	901	(26)	555	—	(8,498)	(8,498)	(7,969)	(7,068)
Fidelity VIP Freedom 2020 (GrandmMaster flex3 ™)	154	59	95	(10)	86	—	(1,632)	(1,632)	(1,556)	(1,461)
Fidelity VIP Freedom 2020 (IQ Annuity ™)	1,200	296	904	(60)	666	—	(13,971)	(13,971)	(13,365)	(12,461)
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	518	174	344	(5,765)	391	(926)	(1,787)	(861)	(6,235)	(5,891)
Fidelity VIP Freedom 2025 (AnnuiChoice II ™)	4,834	1,281	3,553	(11,558)	5,382	(690)	(48,437)	(47,747)	(53,923)	(50,370)
Fidelity VIP Freedom 2025 (GrandMaster ™)	58	12	46	(2)	37	—	(694)	(694)	(659)	(613)
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)	243	77	166	(1,545)	207	(877)	(2,574)	(1,697)	(3,035)	(2,869)
Fidelity VIP Freedom 2030 (AnnuiChoice II ™)	6,585	1,508	5,077	(5,462)	6,467	—	(77,903)	(77,903)	(76,898)	(71,821)
Fidelity VIP Freedom 2030 (IQ Annuity ™)	787	244	543	(68)	703	(19)	(8,812)	(8,793)	(8,158)	(7,615)
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)	647	331	316	(2,182)	1,190	(969)	(9,781)	(8,812)	(9,804)	(9,488)
Fidelity VIP Growth & Income (AdvantEdge ™) (February 25)*	190	31	159	(5)	—	—	(1,394)	(1,394)	(1,399)	(1,240)
Fidelity VIP Growth & Income (AnnuiChoice ™)	26,352	8,885	17,467	1,536	84,649	186,666	(344,250)	(530,916)	(444,731)	(427,264)
Fidelity VIP Growth & Income (AnnuiChoice II ™)	1,116	426	690	(12,719)	3,192	803	(9,501)	(10,304)	(19,831)	(19,141)
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	8,403	4,396	4,007	(13,364)	26,328	34,390	(123,487)	(157,877)	(144,913)	(140,906)
Fidelity VIP Growth & Income (IQ3 ™)	18,701	9,477	9,224	(75,709)	62,485	83,728	(229,496)	(313,224)	(326,448)	(317,224)
Fidelity VIP Growth & Income (Pinnacle Plus ™)	9,141	5,080	4,061	682	29,391	79,425	(104,725)	(184,150)	(154,077)	(150,016)
Fidelity VIP Growth (AnnuiChoice ™)	6,009	13,147	(7,138)	89,672	—	385,799	(438,834)	(824,633)	(734,961)	(742,099)
Fidelity VIP Growth (AnnuiChoice II ™)	483	518	(35)	(27,007)	—	1,206	(19,165)	(20,371)	(47,378)	(47,413)
Fidelity VIP Growth (GrandMaster ™)	5,166	9,722	(4,556)	(41,523)	—	43,546	(335,235)	(378,781)	(420,304)	(424,860)
Fidelity VIP Growth (GrandMaster flex3 ™)	2,116	7,825	(5,709)	(40,482)	—	59,948	(190,680)	(250,628)	(291,110)	(296,819)
Fidelity VIP Growth (IQ3 ™)	4,078	12,226	(8,148)	(266)	—	116,106	(387,347)	(503,453)	(503,719)	(511,867)
Fidelity VIP Growth (Pinnacle Plus ™)	872	3,226	(2,354)	(16,924)	—	29,139	(59,174)	(88,313)	(105,237)	(107,591)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	$179	$1,736	$(1,557)	$(43,227)	$—	$5,576	$(81,726)	$(87,302)	$(130,529)	$(132,086)
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	43	867	(824)	(11,590)	—	9,496	(21,012)	(30,508)	(42,098)	(42,922)
Fidelity VIP Growth Opportunities (IQ3 ™)	137	3,883	(3,746)	(128,290)	—	(8,158)	(46,550)	(38,392)	(166,682)	(170,428)
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	92	2,173	(2,081)	(74,639)	—	(898)	(28,404)	(27,506)	(102,145)	(104,226)
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™)	24	260	(236)	(18,439)	—	(2,123)	(13,091)	(10,968)	(29,407)	(29,643)
Fidelity VIP Growth (IQ Advisor Standard ™)	23	241	(218)	(17,130)	—	(1,344)	(1,889)	(545)	(17,675)	(17,893)
Fidelity VIP High Income (AnnuiChoice ™)	34,220	6,251	27,969	(79,374)	—	(53,964)	(107,107)	(53,143)	(132,517)	(104,548)
Fidelity VIP High Income (AnnuiChoice II ™)	874	71	803	(30)	—	(227)	(3,671)	(3,444)	(3,474)	(2,671)
Fidelity VIP High Income (GrandMaster flex3 ™)	28,525	12,675	15,850	(159,856)	—	(70,799)	(56,314)	14,485	(145,371)	(129,521)
Fidelity VIP High Income (IQ3 ™)	32,109	9,878	22,231	(84,635)	—	(51,586)	(86,612)	(35,026)	(119,661)	(97,430)
Fidelity VIP High Income (Pinnacle Plus ™)	7,510	2,436	5,074	(27,314)	—	(16,105)	(28,817)	(12,712)	(40,026)	(34,952)
Fidelity VIP Index 500 (AdvantEdge ™) (February 25)*	273	103	170	(82)	—	—	(4,659)	(4,659)	(4,741)	(4,571)
Fidelity VIP Index 500 (AnnuiChoice ™)	27,929	18,521	9,408	11,520	21,665	160,233	(673,464)	(833,697)	(800,512)	(791,104)
Fidelity VIP Index 500 (IQ3 ™)	26,909	19,909	7,000	(112,756)	16,221	(60,626)	(590,189)	(529,563)	(626,098)	(619,098)
Fidelity VIP Index 500 (AnnuiChoice II ™)	5,118	2,373	2,745	(8,126)	1,810	(4,166)	(97,202)	(93,036)	(99,352)	(96,607)
Fidelity VIP Index 500 (Grandmaster ™)	28,220	24,652	3,568	(237,742)	20,929	(45,608)	(645,759)	(600,151)	(816,964)	(813,396)
Fidelity VIP Index 500 (Grandmaster flex3 ™)	7,732	7,445	287	(82,239)	6,417	(19,114)	(152,541)	(133,427)	(209,249)	(208,962)
Fidelity VIP Index 500 (IQ Advisor Standard ™)	4,650	1,352	3,298	(1,697)	2,351	(7,348)	(114,245)	(106,897)	(106,243)	(102,945)
Fidelity VIP Index 500 (Pinnacle Plus ™)	6,893	6,096	797	(21,559)	3,886	(5,667)	(155,242)	(149,575)	(167,248)	(166,451)
Fidelity VIP Investment Grade Bond (AdvantEdge ™) (February 25)*	—	233	(233)	(414)	—	—	66	66	(348)	(581)
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	241,768	53,197	188,571	(284,411)	—	(56,383)	(216,210)	(159,827)	(444,238)	(255,667)
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	18,579	6,533	12,046	(9,346)	—	7,506	(28,201)	(35,707)	(45,053)	(33,007)
Fidelity VIP Investment Grade Bond (GrandMaster ™)	78,879	29,356	49,523	(63,049)	—	28,397	(78,570)	(106,967)	(170,016)	(120,493)
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	94,776	25,948	68,828	(36,757)	—	43,895	(68,967)	(112,862)	(149,619)	(80,791)
Fidelity VIP Investment Grade Bond (IQ3 ™)	190,500	56,283	134,217	(121,418)	—	36,592	(154,003)	(190,595)	(312,013)	(177,796)
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	29,292	12,965	16,327	(20,668)	—	(2,515)	(42,442)	(39,927)	(60,595)	(44,268)
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	13,482	2,066	11,416	(449)	—	3,204	(27,186)	(30,390)	(30,839)	(19,423)
Fidelity VIP Mid Cap (AdvantEdge ™) (February 25)*	118	641	(523)	(3,151)	—	—	(40,008)	(40,008)	(43,159)	(43,682)
Fidelity VIP Mid Cap (AnnuiChoice ™)	227,670	41,634	186,036	(902,723)	594,219	500,586	(1,219,563)	(1,720,149)	(2,028,653)	(1,842,617)
Fidelity VIP Mid Cap (AnnuiChoice II ™)	14,369	3,894	10,475	(70,274)	36,908	14,307	(123,004)	(137,311)	(170,677)	(160,202)
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	124,762	35,332	89,430	(612,035)	322,698	90,854	(664,007)	(754,861)	(1,044,198)	(954,768)
Fidelity VIP Mid Cap (Grandmaster ™)	143,056	36,643	106,413	(1,393,088)	369,891	170,979	110,337	(60,642)	(1,083,839)	(977,426)
Fidelity VIP Mid Cap (IQ Annuity ™)	128,070	38,098	89,972	(460,724)	331,899	224,878	(965,356)	(1,190,234)	(1,319,059)	(1,229,087)
Fidelity VIP Mid Cap (Pinnacle Plus ™)	59,330	20,428	38,902	(293,676)	154,480	76,274	(415,562)	(491,836)	(631,032)	(592,130)
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	549	93	456	(5)	1,417	2,899	(4,520)	(7,419)	(6,007)	(5,551)
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	1,207	210	997	(8,503)	3,085	(1,800)	(20,367)	(18,567)	(23,985)	(22,988)
Fidelity VIP Overseas (AdvantEdge ™) (February 25)*	2,391	561	1,830	(1,435)	—	—	(35,973)	(35,973)	(37,408)	(35,578)
Fidelity VIP Overseas (AnnuiChoice ™)	79,716	16,935	62,781	(413,952)	197,267	118,764	(604,598)	(723,362)	(940,047)	(877,266)
Fidelity VIP Overseas (AnnuiChoice II ™)	10,206	2,324	7,883	(18,017)	14,710	4,796	(120,719)	(125,515)	(128,822)	(120,939)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (GrandMaster ™)	$54,627	$15,520	$39,107	$(127,666)	$118,859	$25,673	$(641,429)	$(667,102)	$(675,909)	$(636,802)
Fidelity VIP Overseas (GrandMaster flex3 ™)	71,790	16,180	55,610	(482,965)	102,720	(75)	(146,787)	(146,712)	(526,957)	(471,347)
Fidelity VIP Overseas (IQ3 ™)	84,657	20,700	63,957	(403,913)	207,009	46,857	(564,157)	(611,014)	(807,918)	(743,961)
Fidelity VIP Overseas (Pinnacle Plus ™)	29,912	11,807	18,105	(238,796)	79,394	34,455	(227,299)	(261,754)	(421,156)	(403,051)
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	853	141	712	16	1,725	7,308	(4,871)	(12,179)	(10,438)	(9,726)
Fidelity VIP Overseas (IQ Advisor Standard ™)	17,500	2,090	15,410	(21,848)	40,424	9,095	(211,276)	(220,371)	(201,795)	(186,385)
Fidelity VIP Value Stratagies (AnnuiChoice ™) (May 1)*	16	12	4	(636)	—	—	(721)	(721)	(1,357)	(1,353)
Fidelity VIP Value Stratagies (AnnuiChoice II ™) (May 1)*	200	318	(118)	(4,446)	—	—	(20,132)	(20,132)	(24,578)	(24,696)
Fidelity VIP Value Stratagies (IQ Annuity ™) (May 1)*	79	28	51	(29)	—	—	(869)	(869)	(898)	(847)
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	33,367	3,526	29,841	(19,472)	7,434	(8,043)	(79,861)	(71,818)	(83,856)	(54,015)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	1,084	172	912	(271)	242	(706)	(3,497)	(2,791)	(2,820)	(1,908)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	12,825	2,246	10,579	(30,956)	2,858	(4,783)	(7,778)	(2,995)	(31,093)	(20,514)
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	20,585	3,346	17,239	(6,423)	4,587	5,932	(48,544)	(54,476)	(56,312)	(39,073)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	95,137	9,653	85,484	(365,642)	306,487	(259,076)	(629,685)	(370,609)	(429,764)	(344,280)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	9,378	1,128	8,250	(16,694)	30,211	(42,296)	(103,654)	(61,358)	(47,841)	(39,591)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	50,905	8,200	42,705	(396,796)	163,993	(178,349)	(159,256)	19,093	(213,710)	(171,005)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	79,340	11,812	67,528	(391,165)	255,596	(379,219)	(596,783)	(217,564)	(353,133)	(285,605)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	41,962	19,063	22,899	32,513	113,085	272,457	(537,497)	(809,954)	(664,356)	(641,457)
Franklin Growth and Income Securities (AnnuiChoice ™)	143,474	35,794	107,680	(1,022,104)	311,277	(810,058)	(1,627,928)	(817,870)	(1,528,697)	(1,421,017)
Franklin Growth and Income Securities (AnnuiChoice II ™)	3,295	905	2,390	(32,735)	7,148	(14,292)	(27,429)	(13,137)	(38,724)	(36,334)
Franklin Growth and Income Securities (GrandMaster flex3 ™)	49,417	20,376	29,041	(319,983)	107,213	(330,317)	(694,797)	(364,480)	(577,250)	(548,209)
Franklin Growth and Income Securities (Grandmaster ™)	41,495	14,477	27,018	(289,267)	90,027	(281,251)	(562,145)	(280,894)	(480,134)	(453,116)
Franklin Growth and Income Securities (IQ Annuity ™)	117,211	46,703	70,508	(351,895)	254,298	(633,600)	(1,947,537)	(1,313,937)	(1,411,534)	(1,341,026)
Franklin Growth and Income Securities (Pinnacle Plus ™)	27,360	12,904	14,456	(127,653)	59,359	(195,773)	(457,810)	(262,037)	(330,331)	(315,875)
Franklin Income Securities (AdvantEdge ™) (February 25)*	1,487	365	1,122	(62)	363	—	(12,941)	(12,941)	(12,640)	(11,518)
Franklin Income Securities (AnnuiChoice ™)	323,204	50,099	273,105	(335,416)	78,830	288,013	(1,351,843)	(1,639,856)	(1,896,442)	(1,623,337)
Franklin Income Securities (AnnuiChoice II ™)	39,745	7,527	32,218	(48,397)	9,694	(8,153)	(237,196)	(229,043)	(267,746)	(235,528)
Franklin Income Securities (GrandMaster flex3 ™)	314,905	76,799	238,106	(128,226)	76,806	376,617	(1,373,824)	(1,750,441)	(1,801,861)	(1,563,755)
Franklin Income Securities (Grandmaster ™)	288,033	60,640	227,393	(817,585)	70,252	332,241	(525,831)	(858,072)	(1,605,405)	(1,378,012)
Franklin Income Securities (IQ Annuity ™)	356,633	83,986	272,647	(260,272)	86,983	(3,671)	(2,054,705)	(2,051,034)	(2,224,323)	(1,951,676)
Franklin Income Securities (Pinnacle Plus ™)	146,049	38,491	107,558	(119,295)	35,621	63,359	(775,303)	(838,662)	(922,336)	(814,778)
Franklin Income Securities (IQ Advisor Enhanced ™)	583	76	507	(1)	142	1,375	(2,516)	(3,891)	(3,750)	(3,243)
Franklin Income Securities (IQ Advisor Standard ™)	273	18	255	(637)	67	(289)	(565)	(276)	(846)	(591)
Franklin Large Cap Growth Securities (AnnuiChoice ™)	8,644	2,246	6,398	(64,397)	9,765	(5,207)	(54,095)	(48,888)	(103,520)	(97,122)
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	2,355	893	1,462	(7,540)	2,661	230	(48,790)	(49,020)	(53,899)	(52,437)
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	10,965	4,563	6,402	(28,840)	12,386	(5,271)	(115,752)	(110,481)	(126,935)	(120,533)
Franklin Large Cap Growth Securities (Grandmaster ™)	1,685	616	1,069	506	1,903	5,579	(16,597)	(22,176)	(19,767)	(18,698)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (IQ Annuity ™)	$33,212	$8,507	$24,705	$(139,778)	$37,518	$(12,151)	$(169,848)	$(157,697)	$(259,957)	$(235,252)
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	8,781	3,971	4,810	(486)	9,920	33,222	(80,022)	(113,244)	(103,810)	(99,000)
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	8,912	572	8,340	(49,550)	10,067	(2,835)	(3,680)	(845)	(40,328)	(31,988)
Franklin Mutual Shares Securities (AdvantEdge ™) (February 25)*	2,186	519	1,667	(435)	1,921	—	(25,771)	(25,771)	(24,285)	(22,618)
Franklin Mutual Shares Securities (AnnuiChoice ™)	99,138	26,308	72,830	(734,267)	87,161	(100,532)	(681,089)	(580,557)	(1,227,663)	(1,154,833)
Franklin Mutual Shares Securities (AnnuiChoice II ™)	13,320	3,714	9,606	(38,120)	11,711	(5,184)	(138,033)	(132,849)	(159,258)	(149,652)
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	124,763	55,108	69,655	(193,608)	109,692	212,519	(1,303,450)	(1,515,969)	(1,599,885)	(1,530,230)
Franklin Mutual Shares Securities (IQ Annuity ™)	69,885	28,452	41,433	(243,208)	61,443	(134,169)	(861,873)	(727,704)	(909,469)	(868,036)
Franklin Mutual Shares Securities (Pinnacle Plus ™)	58,635	24,778	33,857	(212,101)	51,552	(1,053)	(538,274)	(537,221)	(697,770)	(663,913)
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	18,396	2,578	15,818	(8,133)	16,174	(1,605)	(227,529)	(225,924)	(217,883)	(202,065)
Franklin Mutual Shares Securities(Grandmaster ™)	147,644	51,289	96,355	(1,227,903)	129,808	45,438	(390,650)	(436,088)	(1,534,183)	(1,437,828)
Franklin Small Cap Value Securities (AdvantEdge ™) (February 25)*	—	8	(8)	(1,538)	—	—	(14)	(14)	(1,552)	(1,560)
Franklin Small Cap Value Securities (Annuichoice ™)	754	571	183	(35,811)	3,879	(971)	(4,710)	(3,739)	(35,671)	(35,488)
Franklin Small Cap Value Securities (Annuichoice II ™)	806	630	176	(4,825)	4,144	(977)	(26,270)	(25,293)	(25,974)	(25,798)
Franklin Small Cap Value Securities (Grandmaster ™)	1,041	712	329	(6,978)	5,359	(501)	(24,409)	(23,908)	(25,527)	(25,198)
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	63	83	(20)	(2,139)	326	(375)	(1,917)	(1,542)	(3,355)	(3,375)
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	—	45	(45)	(14)	—	—	(8,256)	(8,256)	(8,270)	(8,315)
Franklin Small Cap Value Securities (IQ Annuuity ™)	1,371	650	721	(20,288)	7,051	(20)	(17,512)	(17,492)	(30,729)	(30,008)
Franklin Small Cap Value Securities (Pinnacle Plus ™)	1,115	861	254	(2,167)	5,737	(516)	(30,426)	(29,910)	(26,340)	(26,086)
Templeton Foriegn Securities Fund (AdvantEdge ™) (February 25)*	384	163	221	(41)	1,035	—	(7,524)	(7,524)	(6,530)	(6,309)
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	49,271	21,266	28,005	(129,403)	132,783	218,015	(453,802)	(671,817)	(668,437)	(640,432)
Templeton Foriegn Securities Fund (Grandmaster ™)	14,812	6,094	8,718	(17,154)	39,919	55,098	(206,034)	(261,132)	(238,367)	(229,649)
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	17,690	8,203	9,487	(27,848)	47,674	42,589	(262,987)	(305,576)	(285,750)	(276,263)
Templeton Foreign Securities Fund (AnnuiChoice ™)	51,845	15,266	36,579	59,716	139,721	380,466	(564,265)	(944,731)	(745,294)	(708,715)
Templeton Foreign Securities Fund (AnnuiChoice II ™)	6,314	2,085	4,229	(31,857)	17,018	8,761	(77,989)	(86,750)	(101,589)	(97,360)
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	2,395	366	2,029	(13,149)	6,454	6,711	(16,829)	(23,540)	(30,235)	(28,206)
Templeton Growth Securities (AdvantEdge ™) (February 25)*	564	287	277	(4,883)	1,831	—	(12,301)	(12,301)	(15,353)	(15,076)
Templeton Growth Securities (AnnuiChoice ™)	18,637	8,865	9,772	(227,529)	60,495	(16,312)	(340,206)	(323,894)	(490,928)	(481,156)
Templeton Growth Securities (AnnuiChoice II ™)	4,808	2,464	2,344	(23,502)	15,604	(1,628)	(117,602)	(115,974)	(123,872)	(121,528)
Templeton Growth Securities (GrandMaster flex3 ™)	34,538	25,887	8,651	(133,069)	112,107	25,843	(847,901)	(873,744)	(894,706)	(886,055)
Templeton Growth Securities (Grandmaster ™)	16,874	11,248	5,626	(33,241)	54,772	9,293	(467,858)	(477,151)	(455,620)	(449,994)
Templeton Growth Securities (IQ Annuity ™)	25,614	18,862	6,752	(373,374)	83,139	(55,644)	(455,540)	(399,896)	(690,131)	(683,379)
Templeton Growth Securities (Pinnacle Plus ™)	14,548	11,612	2,936	(64,335)	47,221	6,198	(361,988)	(368,186)	(385,300)	(382,364)
Templeton Growth Securities (IQ Advisor Standard ™)	1,339	509	830	(146)	4,344	—	(57,165)	(57,165)	(52,967)	(52,137)
Van Kampen LIT Comstock (AdvantEdge ™) (February 25)*	—	31	(31)	(4)	—	—	(1,050)	(1,050)	(1,054)	(1,085)
Van Kampen LIT Comstock (AnnuiChoice ™)	19,296	6,766	12,530	(73,510)	35,649	20,620	(246,328)	(266,948)	(304,809)	(292,279)
Van Kampen LIT Comstock (AnnuiChoice II ™)	1,242	711	531	(370)	2,296	(2,940)	(46,778)	(43,838)	(41,912)	(41,381)
Van Kampen LIT Comstock (GrandMaster flex3 ™)	13,177	6,529	6,648	(183,818)	24,344	9,631	(2,051)	(11,682)	(171,156)	(164,508)
Van Kampen LIT Comstock (Grandmaster ™)	4,386	2,184	2,202	(6,825)	8,104	3,968	(69,406)	(73,374)	(72,095)	(69,893)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (IQ Annuity ™)	$23,121	$12,096	$11,025	$(67,826)	$42,716	$(12,613)	$(352,722)	$(340,109)	$(365,219)	$(354,194)
Van Kampen LIT Comstock (IQ Advisor Standard ™) (June 19)*	—	55	(55)	(186)	—	—	(5,361)	(5,361)	(5,547)	(5,602)
Van Kampen LIT Comstock (Pinnacle Plus ™)	6,949	4,001	2,948	(38,845)	12,838	6,991	(72,091)	(79,082)	(105,089)	(102,141)
Van Kampen LIT Capital Growth (AnnuiChoice ™)	39	340	(301)	(26,722)	—	(257)	(4,121)	(3,864)	(30,586)	(30,887)
Van Kampen LIT Capital Growth (AnnuiChoice II ™)	13	84	(71)	(15)	—	1,166	(3,214)	(4,380)	(4,395)	(4,466)
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)	145	815	(670)	(4,140)	—	10,417	(1,163)	(11,580)	(15,720)	(16,390)
Van Kampen LIT Capital Growth (Grandmaster ™)	15	105	(90)	82	—	1,508	(3,326)	(4,834)	(4,752)	(4,842)
Van Kampen LIT Capital Growth (IQ Annuity ™)	106	4,165	(4,059)	(119,226)	—	2,628	(84,113)	(86,741)	(205,967)	(210,026)
Van Kampen LIT Capital Growth (Pinnacle Plus ™)	70	758	(688)	(2,861)	—	(742)	(27,314)	(26,572)	(29,433)	(30,121)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	13,651	1,518	12,133	(20,620)	3,060	(328)	(27,780)	(27,452)	(45,012)	(32,879)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	8,399	903	7,496	(543)	1,883	234	(23,892)	(24,126)	(22,786)	(15,290)
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	25,855	3,708	22,147	(35,615)	5,795	(2,236)	(43,780)	(41,544)	(71,364)	(49,217)
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	49,274	7,961	41,313	(44,236)	11,044	(1,324)	(93,289)	(91,965)	(125,157)	(83,844)
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	45,287	6,707	38,580	(41,181)	10,150	(11,080)	(85,560)	(74,480)	(105,511)	(66,931)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	23,948	3,935	20,013	(20,261)	5,367	(1,127)	(54,386)	(53,259)	(68,153)	(48,140)
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	138	71	67	(1,169)	31	(1,165)	(1,070)	95	(1,043)	(976)
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™) (February 25)*	1,234	240	994	(197)	3,555	—	(21,801)	(21,801)	(18,443)	(17,449)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	70,780	9,513	61,267	(444,131)	203,888	245,828	(296,293)	(542,121)	(782,364)	(721,097)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	6,841	848	5,993	(4,311)	19,707	5,364	(88,963)	(94,327)	(78,931)	(72,938)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	69,931	14,604	55,327	(504,643)	201,445	276,030	(163,515)	(439,545)	(742,743)	(687,416)
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	40,470	6,753	33,717	(27,334)	116,581	89,988	(427,086)	(517,074)	(427,827)	(394,110)
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	79,903	18,324	61,579	(380,281)	230,170	252,960	(455,649)	(708,609)	(858,720)	(797,141)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	45,330	9,250	36,080	(287,684)	130,580	85,626	(217,341)	(302,967)	(460,071)	(423,991)
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	746	194	552	(14,827)	2,149	1,642	(2,578)	(4,220)	(16,898)	(16,346)
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice ™) (May 1)*	1,275	116	1,159	(191)	1,441	—	(16,540)	(16,540)	(15,290)	(14,131)
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice II ™) (May 1)*	5,708	173	5,535	(10,773)	6,454	—	(10,305)	(10,305)	(14,624)	(9,089)
Van Kampen UIF U.S. Mid Cap Value (Grandmaster ™) (May 1)*	—	16	(16)	(5)	—	—	(1,557)	(1,557)	(1,562)	(1,578)
Van Kampen UIF U.S. Mid Cap Value (IQ Annuity ™) (May 1)*	739	166	573	(2,037)	835	—	(9,090)	(9,090)	(10,292)	(9,719)
Van Kampen UIF U.S. Mid Cap Value (Pinnacle Plus ™) (May 1)*	—	4	(4)	(1)	—	—	(350)	(350)	(351)	(355)
Van Kampen UIF U.S. Real Estate (AdvantEdge ™) (February 25)*	—	18	(18)	(10)	—	—	(2,441)	(2,441)	(2,451)	(2,469)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	42,274	4,281	37,993	(178,598)	147,101	(68,009)	(257,817)	(189,808)	(221,305)	(183,312)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	18,284	1,800	16,484	(21,639)	63,621	(11,808)	(175,298)	(163,490)	(121,508)	(105,024)
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	39,346	7,388	31,958	(280,389)	136,914	(135,045)	(234,707)	(99,662)	(243,137)	(211,179)
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	37,316	5,758	31,558	(206,183)	129,849	(163,136)	(286,966)	(123,830)	(200,164)	(168,606)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	43,171	7,215	35,956	(248,505)	150,219	(114,216)	(213,061)	(98,845)	(197,131)	(161,175)
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	89,545	9,104	80,441	(645,257)	311,586	(132,627)	(130,689)	1,938	(331,733)	(251,292)
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	34,396	1,844	32,552	(120,794)	119,689	(21,526)	(178,566)	(157,040)	(158,145)	(125,593)
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	15,926	6,080	9,846	(25,403)	55,102	8,197	(279,040)	(287,237)	(257,538)	(247,692)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Non-Affiliated Class B (continued):
DWS Small Cap Index (AnnuiChoice II ™)	$841	$338	$503	$(2,136)	$2,907	$(292)	$(12,161)	$(11,869)	$(11,098)	$(10,595)
DWS Small Cap Index (GrandMaster flex3 ™)	3,185	2,101	1,084	(81,407)	11,021	1,229	17,417	16,188	(54,198)	(53,114)
DWS Small Cap Index (Grandmaster ™)	3,187	1,635	1,552	(8,978)	11,025	(8,357)	(58,216)	(49,859)	(47,812)	(46,260)
DWS Small Cap Index (IQ3 ™)	11,864	6,715	5,149	(53,379)	41,050	(9,835)	(198,540)	(188,705)	(201,034)	(195,885)
DWS Small Cap Index (Pinnacle Plus ™)	2,918	1,983	935	(24,942)	10,100	3,609	(33,675)	(37,284)	(52,126)	(51,191)
DWS Small Cap Index (IQ Advisor Standard ™)	—	53	(53)	(218)	—	—	(6,161)	(6,161)	(6,379)	(6,432)
Advisor Class:
Pimco VIT All Asset (AnnuiChoice ™) (May 1)*	3,165	312	2,853	(2,611)	194	—	(10,039)	(10,039)	(12,456)	(9,603)
Pimco VIT All Asset (AnnuiChoice II ™) (February 25)*	3,732	481	3,251	(55)	181	—	(16,383)	(16,383)	(16,257)	(13,006)
Pimco VIT All Asset (Grandmaster ™) (May 1)*	572	94	478	(1,613)	32	—	(1,341)	(1,341)	(2,922)	(2,444)
Pimco VIT All Asset (GrandMaster flex3 ™) (February 25)*	2,596	400	2,196	(273)	147	—	(12,376)	(12,376)	(12,502)	(10,306)
Pimco VIT All Asset (IQ Annuity ™) (May 1)*	854	138	716	(504)	41	—	(2,996)	(2,996)	(3,459)	(2,743)
Pimco VIT All Asset (Pinnacle Plus ™) (May 1)*	325	107	218	(3,647)	4	—	(244)	(244)	(3,887)	(3,669)
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™) (February 25)*	458	103	355	(7,075)	—	—	(6,033)	(6,033)	(13,108)	(12,753)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™) (May 1)*	7,630	1,042	6,588	(35,382)	—	—	(117,430)	(117,430)	(152,812)	(146,224)
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™) (February 25)*	6,620	830	5,790	(440)	—	—	(110,043)	(110,043)	(110,483)	(104,693)
Pimco VIT Commodity Real Return Strategy (Grandmaster ™) (May 1)*	638	124	514	(6,475)	—	—	(11,248)	(11,248)	(17,723)	(17,209)
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™) (May 1)*	4,158	571	3,587	(2,483)	—	—	(55,677)	(55,677)	(58,160)	(54,573)
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™) (May 1)*	11,657	3,811	7,846	(87,162)	—	—	(77,778)	(77,778)	(164,940)	(157,094)
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™) (May 1)*	2,402	603	1,799	(43,907)	—	—	3,419	3,419	(40,488)	(38,689)
Pimco VIT Low Duration (AnnuiChoice ™) (May 1)*	485	72	413	(3)	294	—	(740)	(740)	(449)	(36)
Pimco VIT Low Duration (AnnuiChoice II ™) (February 25)*	240	40	200	(14)	149	—	(320)	(320)	(185)	15
Pimco VIT Low Duration (GrandMaster flex3 ™) (November 24)*	1,468	397	1,071	(84)	698	—	(2,317)	(2,317)	(1,703)	(632)
Pimco VIT Low Duration (IQ Annuity ™) (May 1)*	6,470	2,047	4,423	(8,371)	1,748	—	(6,234)	(6,234)	(12,857)	(8,434)
Pimco VIT Low Duration (Pinnacle Plus ™) (May 1)*	576	121	455	(6)	423	—	(279)	(279)	138	593
Pimco VIT Real Return (AdvantEdge ™) (February 25)*	222	93	129	(9)	—	—	(2,044)	(2,044)	(2,053)	(1,924)
Pimco VIT Real Return (AnnuiChoice ™) (May 1)*	2,490	704	1,786	(14,372)	—	—	(5,525)	(5,525)	(19,897)	(18,111)
Pimco VIT Real Return (AnnuiChoice II ™) (February 25)*	1,641	529	1,112	(30)	—	—	(9,394)	(9,394)	(9,424)	(8,312)
Pimco VIT Real Return (IQ Annuity ™) (May 1)*	16,223	6,821	9,402	(15,900)	—	—	(67,459)	(67,459)	(83,359)	(73,957)
Pimco VIT Real Return (Grandmaster ™) (May 1)*	1,702	613	1,089	(6,073)	—	—	(5,093)	(5,093)	(11,166)	(10,077)
Pimco VIT Real Return (GrandMaster flex3 ™) (May 1)*	1,624	693	931	(13,131)	—	—	5,036	5,036	(8,095)	(7,164)
Pimco VIT Real Return (Pinnacle Plus ™) (May 1)*	1,223	557	666	(76)	—	—	(8,729)	(8,729)	(8,805)	(8,139)
Pimco VIT Total Return (AdvantEdge ™) (February 25)*	1,938	495	1,443	(636)	354	—	(1,239)	(1,239)	(1,521)	(78)
Pimco VIT Total Return (AnnuiChoice ™) (May 1)*	23,719	2,697	21,022	(2,732)	8,286	—	21,427	21,427	26,981	48,003
Pimco VIT Total Return (AnnuiChoice II ™) (February 25)*	4,535	700	3,835	(1,767)	1,311	—	298	298	(158)	3,677
Pimco VIT Total Return (IQ Annuity ™) (May 1)*	17,267	3,821	13,446	(4,718)	4,059	—	(3,959)	(3,959)	(4,618)	8,828
Pimco VIT Total Return (Grandmaster ™) (May 1)*	13,595	3,465	10,130	35,280	1,929	—	6,045	6,045	43,254	53,384
Pimco VIT Total Return (GrandMaster flex3 ™) (May 1)*	10,029	1,864	8,165	(4,929)	3,292	—	8,914	8,914	7,277	15,442
Pimco VIT Total Return (Pinnacle Plus ™) (May 1)*	9,544	1,673	7,871	(161)	3,572	—	8,152	8,152	11,563	19,434

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2008

	Investment			Realized and unrealized gain (loss) on investments
	Income	Expenses				Net unrealized appreciation (depreciation) of investments
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	Net increase (decrease) in net assets resulting from operations
Investor Class (continued):
Rydex VT Absolute Return Strategies (AdvantEdge ™) (February 25)*	$59	$128	$(69)	$(1,053)	$—	$—	$(2,069)	$(2,069)	$(3,122)	$(3,191)
Rydex VT Absolute Return Strategies (AnnuiChoice ™) (May 1)*	386	332	54	(2,200)	—	—	(9,254)	(9,254)	(11,454)	(11,400)
Rydex VT Absolute Return Strategies (AnnuiChoice II ™) (February 25)*	178	110	68	(39)	—	—	(3,544)	(3,544)	(3,583)	(3,515)
Rydex VT Absolute Return Strategies (Grandmaster ™) (May 1)*	7	4	3	—	—	—	28	28	28	31
Rydex VT Absolute Return Strategies (IQ Annuity ™) (May 1)*	264	2,979	(2,715)	(36,380)	—	—	(6,250)	(6,250)	(42,630)	(45,345)
Rydex VT Hedged Equity (AnnuiChoice ™) (May 1)*	529	170	359	(128)	—	—	(7,226)	(7,226)	(7,354)	(6,995)
Rydex VT Hedged Equity (AnnuiChoice II ™) (February 25)*	247	66	181	(11)	—	—	(2,608)	(2,608)	(2,619)	(2,438)
Rydex VT Hedged Equity (IQ Annuity ™) (May 1)*	303	235	68	(4,527)	—	—	(3,725)	(3,725)	(8,252)	(8,184)
Rydes VT Hedged Equity (Pinnacle Plus ™) (May 1)*	92	37	55	(7)	—	—	(861)	(861)	(868)	(813)
Rydex VT Sector Rotation (AdvantEdge ™) (February 25)*	1	3	(2)	—	—	—	29	29	29	27
Rydex VT Sector Rotation (AnnuiChoice ™) (May 1)*	192	424	(232)	(1,965)	132	—	(38,813)	(38,813)	(40,646)	(40,878)
Rydex VT Sector Rotation (AnnuiChoice II ™) (February 25)*	4	6	(2)	(2)	2	—	(388)	(388)	(388)	(390)
Rydex VT Sector Rotation (IQ Annuity ™) (May 1)*	76	229	(153)	(240)	53	—	(12,708)	(12,708)	(12,895)	(13,048)
Rydex VT Sector Rotation (GrandMaster flex3 ™) (May 1)*	26	129	(103)	(42)	18	—	(6,821)	(6,821)	(6,845)	(6,948)
Rydes VT Sector Rotation (Pinnacle Plus ™) (May 1)*	22	103	(81)	(29)	16	—	(4,189)	(4,189)	(4,202)	(4,283)
Rydex VT Managed Futures Strategies (IQ Annuity ™) (November 24)*	—	—	—	—	—	—	(288)	(288)	(288)	(288)
Rydex VT Managed Futures Strategies (Pinnacle Plus ™) (November 24)*	—	30	(30)	(1)	—	—	(944)	(944)	(945)	(975)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice ™)	$2,790	$290	$(113,867)	$(110,787)	$—	$(8,251)	$(52,034)	$(409)	$(60,694)	$(171,481)	$361,879	$190,398	—	(766)	(6,506)	(7,272)
Touchstone Aggressive ETF (GrandMaster flex3 ™)	11,770	131,527	(750,840)	(607,543)	—	(117,780)	(162,546)	(587)	(280,913)	(888,456)	2,178,484	1,290,028	—	(10,643)	(16,299)	(26,942)
Touchstone Aggressive ETF (Grandmaster ™)	1,464	12,804	(64,438)	(50,170)	—	(37,000)	—	(5)	(37,005)	(87,175)	196,020	108,845	—	(3,277)	—	(3,277)
Touchstone Aggressive ETF (IQ Annuity ™)	29,723	226,915	(1,442,193)	(1,185,555)	4,514	(29,760)	(163,889)	(626)	(189,761)	(1,375,316)	3,966,200	2,590,884	412	(2,857)	(18,470)	(20,915)
Touchstone Aggressive ETF (Pinnacle Plus ™)	1,007	10,558	(57,034)	(45,469)	—	—	2	(310)	(308)	(45,777)	150,132	104,355	—	(32)	—	(32)
Touchstone Baron Small Cap Growth (AdvantEdge ™) (February 25)*	(113)	3,801	(10,116)	(6,428)	22,447	—	1	—	22,448	16,020	—	16,020	2,291	—	—	2,291
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	(16,946)	164,852	(763,150)	(615,244)	1,628	(337,424)	(324,413)	(5,553)	(665,762)	(1,281,006)	2,251,623	970,617	152	(22,618)	(19,959)	(42,425)
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	(1,561)	(10,111)	(40,942)	(52,614)	22,414	(1,754)	29,304	(53)	49,911	(2,703)	112,577	109,874	2,434	(181)	2,536	4,789
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	(15,598)	69,435	(433,841)	(380,004)	2,371	(392,087)	29,512	(912)	(361,116)	(741,120)	1,376,195	635,075	166	(26,919)	2,254	(24,499)
Touchstone Baron Small Cap Growth (Grandmaster ™)	(3,279)	6,663	(112,500)	(109,116)	1,333	(33,078)	(22,788)	(46)	(54,579)	(163,695)	330,126	166,431	96	(2,857)	(2,362)	(5,123)
Touchstone Baron Small Cap Growth (IQ Annuity ™)	(35,828)	485,541	(1,448,414)	(998,701)	32,368	(336,751)	(179,816)	(873)	(485,072)	(1,483,773)	3,208,093	1,724,320	1,914	(21,596)	(12,427)	(32,109)
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	(5,627)	17,810	(156,024)	(143,841)	1,641	(34,977)	(90,504)	(517)	(124,357)	(268,198)	509,490	241,292	103	(2,170)	(6,024)	(8,091)
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	(41)	937	(2,924)	(2,028)	—	—	(1)	—	(1)	(2,029)	5,937	3,908	—	—	—	—
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	(1,029)	24,602	(83,068)	(59,495)	745	(1,085)	(49,047)	—	(49,387)	(108,882)	216,025	107,143	50	(79)	(3,342)	(3,371)
Touchstone Conservative ETF (AnnuiChoice ™)	14,480	24,855	(125,828)	(86,493)	—	(32,153)	(80,192)	(512)	(112,857)	(199,350)	894,454	695,104	—	(2,839)	(7,345)	(10,184)
Touchstone Conservative ETF (GrandMaster flex3 ™)	(5,195)	32,921	(139,778)	(112,052)	—	(148,988)	(1,179,584)	(353)	(1,328,925)	(1,440,977)	1,850,036	409,059	—	(13,941)	(107,495)	(121,436)
Touchstone Conservative ETF (Grandmaster ™)	10,635	27,506	(94,829)	(56,688)	—	(49,377)	(30,055)	(76)	(79,508)	(136,196)	678,370	542,174	—	(4,432)	(1,739)	(6,171)
Touchstone Conservative ETF (IQ Annuity ™)	15,021	21,629	(155,380)	(118,730)	368,264	(310,590)	(503,069)	(2,505)	(447,900)	(566,630)	1,572,943	1,006,313	33,917	(29,353)	(43,266)	(38,702)
Touchstone Conservative ETF (Pinnacle Plus ™)	932	(535)	(25,456)	(25,059)	—	—	(78,742)	(15)	(78,757)	(103,816)	231,689	127,873	—	(1)	(7,711)	(7,712)
Touchstone Conservative ETF (IQ Advisor Standard ™)	3,032	2,931	(18,876)	(12,913)	—	—	—	—	—	(12,913)	128,676	115,763	—	—	—	—
Touchstone Core Bond (AdvantEdge ™) (February 25)*	897	—	(404)	493	—	—	17,879	(9)	17,870	18,363	—	18,363	—	(1)	1,920	1,919
Touchstone Core Bond (AnnuiChoice ™)	37,506	(65,985)	(77,626)	(106,105)	21,863	(972,432)	89,007	(9,047)	(870,609)	(976,714)	2,128,506	1,151,792	1,914	(79,625)	4,204	(73,507)
Touchstone Core Bond (AnnuiChoice II ™)	1,932	(1,674)	(2,660)	(2,402)	117,046	(19,946)	(98,462)	(13)	(1,375)	(3,777)	55,938	52,161	11,093	(1,892)	(9,332)	(131)
Touchstone Core Bond (GrandMaster flex3 ™)	15,365	(10,287)	(38,301)	(33,223)	58	(157,270)	99,447	(2,069)	(59,834)	(93,057)	592,380	499,323	46	(14,122)	8,194	(5,882)
Touchstone Core Bond (Grandmaster ™)	15,061	(9,664)	(41,616)	(36,219)	—	(215,791)	583,859	(166)	367,902	331,683	118,121	449,804	—	(19,712)	51,799	32,087
Touchstone Core Bond (IQ Annuity ™)	16,423	(14,252)	(36,216)	(34,045)	27,024	(159,861)	(213,545)	(1,054)	(347,436)	(381,481)	978,392	596,911	2,298	(13,687)	(17,835)	(29,224)
Touchstone Core Bond (Pinnacle Plus ™)	18,818	(20,751)	(39,513)	(41,446)	3,474	(50,328)	(36,654)	(1,298)	(84,806)	(126,252)	740,207	613,955	325	(4,834)	(4,304)	(8,813)
Touchstone Core Bond (IQ Advisor Standard ™)	11,964	(3,714)	(20,671)	(12,421)	—	(6,329)	107,343	—	101,014	88,593	186,681	275,274	—	(579)	9,533	8,954
Touchstone Mid Cap Growth (AdvantEdge ™) (February 25)*	664	159	(4,344)	(3,521)	20,544	—	(5,000)	(4)	15,540	12,019	—	12,019	2,696	(1)	(827)	1,868
Touchstone Mid Cap Growth (AnnuiChoice ™)	78,987	164,840	(1,648,689)	(1,404,862)	7,560	(268,378)	(593,397)	(11,382)	(865,597)	(2,270,459)	4,179,396	1,908,937	537	(18,807)	(36,236)	(54,506)
Touchstone Mid Cap Growth (AnnuiChoice II ™)	27,665	101,146	(580,210)	(451,399)	280,287	(30,409)	8,325	(286)	257,917	(193,482)	858,586	665,104	24,874	(2,893)	(964)	21,017
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	1,820	(583,811)	151,573	(430,418)	3,120	(522,699)	(1,505,470)	(1,463)	(2,026,512)	(2,456,930)	2,760,146	303,216	353	(31,866)	(94,347)	(125,860)
Touchstone Mid Cap Growth (Grandmaster ™)	3,857	(47,100)	(68,022)	(111,265)	30	(9,932)	(144,047)	(76)	(154,025)	(265,290)	381,053	115,763	2	(689)	(11,105)	(11,792)
Touchstone Mid Cap Growth (IQ Annuity ™)	22,412	(443,014)	(328,431)	(749,033)	20,260	(323,922)	(1,047,719)	(2,275)	(1,353,656)	(2,102,689)	2,846,174	743,485	1,336	(20,508)	(68,574)	(87,746)
Touchstone Mid Cap Growth (Pinnacle Plus ™)	6,945	(64,836)	(155,834)	(213,725)	16,549	(35,630)	(119,675)	(542)	(139,298)	(353,023)	584,961	231,938	1,231	(2,293)	(9,370)	(10,432)
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	2,496	(35,356)	(30,452)	(63,312)	—	(4,733)	6,872	—	2,139	(61,173)	113,687	52,514	—	(319)	(1,275)	(1,594)
Touchstone Large Cap Core Equity (AnnuiChoice ™)	7,985	(62,501)	(456,614)	(511,130)	3,473	(602,571)	1,776,430	(4,531)	1,172,801	661,671	229,066	890,737	350	(58,536)	153,023	94,837
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	1,527	3,619	(73,530)	(68,384)	63,660	(20,605)	148,077	(146)	190,986	122,602	24,839	147,441	6,006	(1,942)	13,923	17,987
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	(2,752)	(199,533)	(151,418)	(353,703)	—	(225,997)	(325,004)	(3,544)	(554,545)	(908,248)	1,331,847	423,599	55	(21,064)	(31,173)	(52,182)
Touchstone Large Cap Core Equity (Grandmaster ™)	1,116	349	(44,130)	(42,665)	1,360	(3,662)	141,356	(65)	138,989	96,324	5,540	101,864	136	(405)	11,975	11,706
Touchstone Large Cap Core Equity (IQ Annuity ™)	1,964	(79,172)	(343,100)	(420,308)	1,859	(229,792)	784,970	(1,254)	555,783	135,475	599,751	735,226	187	(22,797)	68,097	45,487
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	1,158	(12,651)	(148,789)	(160,282)	8,592	(19,118)	306,707	(196)	295,985	135,703	152,864	288,567	805	(1,823)	22,218	21,200
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	(28)	(19,335)	2,591	(16,772)	1,489	(3,453)	(100,093)	—	(102,057)	(118,829)	135,078	16,249	125	(299)	(8,213)	(8,387)
Touchstone Enhanced ETF (AdvantEdge ™) (February 25)*	3,511	3,344	(8,550)	(1,695)	109,752	—	9,240	—	118,992	117,297	—	117,297	15,015	—	911	15,926
Touchstone Enhanced ETF (AnnuiChoice ™)	37,788	131,135	(470,009)	(301,086)	—	(35,809)	(267,618)	(496)	(303,923)	(605,009)	1,127,106	522,097	—	(2,944)	(24,681)	(27,625)
Touchstone Enhanced ETF (GrandMaster flex3 ™)	265,126	736,710	(3,621,396)	(2,619,560)	—	(90,764)	(2,941,385)	(2,642)	(3,034,791)	(5,654,351)	9,898,441	4,244,090	—	(7,882)	(275,617)	(283,499)
Touchstone Enhanced ETF (Grandmaster ™)	51,875	194,147	(641,908)	(395,886)	—	(23,045)	(320,783)	(35)	(343,863)	(739,749)	1,485,617	745,868	—	(2,527)	(27,359)	(29,886)
Touchstone Enhanced ETF (IQ Annuity ™)	274,098	1,031,915	(3,276,060)	(1,970,047)	229,912	(591,727)	124,166	(1,227)	(238,876)	(2,208,923)	6,227,452	4,018,529	19,504	(51,903)	10,283	(22,116)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Enhanced ETF (Pinnacle Plus ™)	$990	$25,092	$(49,137)	$(23,055)	$—	$(9,378)	$(186,854)	$(73)	$(196,305)	$(219,360)	$252,070	$32,710	—	(797)	(15,234)	(16,031)
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	2,369	7,706	(24,512)	(14,437)	—	—	—	—	—	(14,437)	45,182	30,745	—	—	—	—
Touchstone Enhanced ETF (IQ Advisor Standard ™)	10,448	35,612	(118,791)	(72,731)	—	(31,309)	(69,592)	—	(100,901)	(173,632)	308,454	134,822	—	(2,398)	(5,439)	(7,837)
Touchstone High Yield (AnnuiChoice ™)	20,557	(26,812)	(106,000)	(112,255)	2,348	(160,609)	(13,864)	(1,531)	(173,656)	(285,911)	593,033	307,122	197	(11,149)	(1,285)	(12,237)
Touchstone High Yield (AnnuiChoice II ™)	27,014	(4,735)	(42,335)	(20,056)	18,065	(14,435)	272,559	(11)	276,178	256,122	87,581	343,703	1,749	(1,451)	34,900	35,198
Touchstone High Yield (GrandMaster flex3 ™)	307,843	(112,657)	(284,613)	(89,427)	1,271	(246,457)	3,305,422	(883)	3,059,353	2,969,926	989,387	3,959,313	93	(18,287)	326,369	308,175
Touchstone High Yield (Grandmaster ™)	40,864	(5,061)	(42,496)	(6,693)	—	(7,541)	430,834	(38)	423,255	416,562	115,294	531,856	—	(675)	51,955	51,280
Touchstone High Yield (IQ Annuity ™)	39,144	(55,065)	(169,760)	(185,681)	7,723	(104,168)	54,344	(735)	(42,836)	(228,517)	842,920	614,403	595	(7,898)	5,879	(1,424)
Touchstone High Yield (Pinnacle Plus ™)	16,380	(8,848)	(103,705)	(96,173)	2,111	(24,215)	33,085	(224)	10,757	(85,416)	357,779	272,363	180	(2,313)	2,751	618
Touchstone Moderate ETF (AdvantEdge ™) (February 25)*	1,803	1,989	(26,755)	(22,963)	160,524	—	1	—	160,525	137,562	—	137,562	16,802	—	—	16,802
Touchstone Moderate ETF (AnnuiChoice ™)	31,486	44,350	(1,151,889)	(1,076,053)	401	(533,880)	1,462,172	(8,692)	920,001	(156,052)	3,639,882	3,483,830	79	(51,394)	115,728	64,413
Touchstone Moderate ETF (AnnuiChoice II ™) (April 25)*	527	699	(12,335)	(11,109)	—	(33,273)	89,802	(18)	56,511	45,402	—	45,402	—	(3,313)	8,944	5,631
Touchstone Moderate ETF (GrandMaster flex3 ™)	(1,945)	2,729	(1,432,293)	(1,431,509)	1,624	(570,306)	(406,997)	(2,350)	(978,029)	(2,409,538)	6,590,870	4,181,332	160	(61,138)	(45,045)	(106,023)
Touchstone Moderate ETF (Grandmaster ™)	(778)	(42,676)	(142,270)	(185,724)	—	(96,483)	(445)	(109)	(97,037)	(282,761)	653,171	370,410	—	(8,551)	(6,664)	(15,215)
Touchstone Moderate ETF (IQ Annuity ™)	3,347	(31,936)	(699,108)	(727,697)	69,823	(662,525)	527,992	(4,198)	(68,908)	(796,605)	3,001,352	2,204,747	6,514	(61,437)	38,748	(16,175)
Touchstone Moderate ETF (Pinnacle Plus ™)	1,336	6,598	(130,718)	(122,784)	—	(54,963)	314,268	(646)	258,659	135,875	266,639	402,514	—	(4,907)	25,817	20,910
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	377	1,554	(11,139)	(9,208)	—	(8,000)	—	—	(8,000)	(17,208)	51,523	34,315	—	(638)	—	(638)
Touchstone Moderate ETF (IQ Advisor Standard ™)	1,303	1,323	(28,450)	(25,824)	—	(3,000)	—	(30)	(3,030)	(28,854)	123,274	94,420	—	(315)	—	(315)
Touchstone Money Market (AdvantEdge ™) (February 25)*	695	—	—	695	290,492	—	(100,350)	(89)	190,053	190,748	—	190,748	28,792	(9)	(9,919)	18,864
Touchstone Money Market (AnnuiChoice ™)	1,169	—	—	1,169	—	(280)	7	(188)	(461)	708	59,911	60,619	—	(41)	—	(41)
Touchstone Money Market (Grandmaster ™)	126,421	—	—	126,421	33,806	(3,845,256)	6,212,983	(2,730)	2,398,803	2,525,224	6,561,792	9,087,016	3,075	(349,655)	565,247	218,667
Touchstone Money Market (IQ Annuity ™)	18,321	—	—	18,321	10,000	(559,553)	599,421	(584)	49,284	67,605	581,484	649,089	907	(50,951)	55,368	5,324
Touchstone Money Market (IQ3 ™)	1,587	—	—	1,587	—	(2,345)	(3)	(189)	(2,537)	(950)	106,357	105,407	—	(229)	—	(229)
Touchstone Third Avenue Value (AdvantEdge ™) (February 25)*	362	3,427	(15,744)	(11,955)	31,451	—	—	—	31,451	19,496	—	19,496	3,052	—	—	3,052
Touchstone Third Avenue Value (AnnuiChoice ™)	35,619	18	(2,749,404)	(2,713,767)	32,482	(1,264,249)	(1,374,668)	(27,914)	(2,634,349)	(5,348,116)	8,972,425	3,624,309	2,005	(72,908)	(81,147)	(152,050)
Touchstone Third Avenue Value (AnnuiChoice II ™)	7,128	63,928	(378,384)	(307,328)	88,892	(38,902)	205,674	(773)	254,891	(52,437)	578,407	525,970	9,985	(4,007)	21,010	26,988
Touchstone Third Avenue Value (GrandMaster flex3 ™)	9,893	(490,646)	(801,782)	(1,282,535)	40,024	(1,451,731)	(223,756)	(2,515)	(1,637,978)	(2,920,513)	5,295,920	2,375,407	2,620	(95,467)	10,315	(82,532)
Touchstone Third Avenue Value (Grandmaster ™)	6,321	(62,767)	(806,628)	(863,074)	1,490	(285,444)	(268,152)	(412)	(552,518)	(1,415,592)	2,545,634	1,130,042	111	(20,368)	(23,517)	(43,774)
Touchstone Third Avenue Value (IQ Annuity ™)	7,181	36,793	(2,000,181)	(1,956,207)	217,608	(853,434)	(1,309,946)	(4,528)	(1,950,300)	(3,906,507)	6,551,226	2,644,719	13,829	(54,503)	(83,397)	(124,071)
Touchstone Third Avenue Value (Pinnacle Plus ™)	(801)	(82,589)	(541,455)	(624,845)	17,618	(206,569)	(206,572)	(1,246)	(396,769)	(1,021,614)	1,796,648	775,034	981	(13,104)	(15,224)	(27,347)
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	56	595	(2,834)	(2,183)	—	—	1	—	1	(2,182)	5,595	3,413	—	—	—	—
Touchstone Third Avenue Value (IQ Advisor Standard ™)	10,631	81,757	(352,518)	(260,130)	1,489	(6,501)	266,167	—	261,155	1,025	497,851	498,876	100	(491)	20,757	20,366
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice ™)	2,034	(3,841)	(137,006)	(138,813)	—	(90,032)	(104,754)	(1,854)	(196,640)	(335,453)	513,237	177,784	—	(5,582)	(8,005)	(13,587)
JP Morgan Mid Cap Value (GrandMaster flex3 ™)	(1,350)	37,401	(300,656)	(264,605)	—	(199,702)	(48,962)	(704)	(249,368)	(513,973)	954,655	440,682	—	(12,836)	(3,649)	(16,485)
JP Morgan Mid Cap Value (Grandmaster ™)	48	4,394	(31,067)	(26,625)	—	(8,737)	(6,752)	(14)	(15,503)	(42,128)	89,692	47,564	—	(659)	(554)	(1,213)
JP Morgan Mid Cap Value (IQ3 ™)	(125)	17,383	(111,789)	(94,531)	—	(70,309)	(36,443)	(440)	(107,192)	(201,723)	361,186	159,463	—	(4,508)	(2,273)	(6,781)
JP Morgan Mid Cap Value (Pinnacle Plus ™)	(850)	(1,468)	(117,499)	(119,817)	583	(33,730)	(71,379)	(207)	(104,733)	(224,550)	386,199	161,649	36	(2,548)	(5,955)	(8,467)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	150,781	308,493	(9,458,196)	(8,998,922)	51,317	(3,282,420)	(1,178,200)	(8,005)	(4,417,308)	(13,416,230)	23,768,049	10,351,819	1,142	(67,823)	(27,555)	(94,236)
Fidelity VIP Growth (Grandmaster ™)	(66,835)	206,487	(6,525,792)	(6,386,140)	—	(1,806,390)	(668,621)	(6,334)	(2,481,345)	(8,867,485)	15,151,260	6,283,775	—	(32,665)	(11,560)	(44,225)
Fidelity VIP High Income (Grandmaster ™)	165,643	(507,517)	(379,174)	(721,048)	10,410	(724,721)	(546,903)	(1,411)	(1,262,625)	(1,983,673)	4,022,285	2,038,612	591	(42,369)	(28,285)	(70,063)
Fidelity VIP II Asset Manager (Grandmaster ™)	731,322	454,936	(4,441,940)	(3,255,682)	46,885	(1,775,384)	(669,342)	(5,771)	(2,403,612)	(5,659,294)	12,331,630	6,672,336	1,413	(51,422)	(23,251)	(73,260)
Fidelity VIP II Contrafund (Grandmaster ™)	(73,320)	1,181,479	(11,744,900)	(10,636,741)	42,378	(3,446,130)	(872,401)	(9,535)	(4,285,688)	(14,922,429)	27,333,486	12,411,057	1,064	(89,045)	(27,411)	(115,392)
Fidelity VIP II Index 500 (Grandmaster ™)	44,510	651,566	(4,028,969)	(3,332,893)	—	(1,415,220)	(636,881)	(4,147)	(2,056,248)	(5,389,141)	10,182,467	4,793,326	—	(48,075)	(24,080)	(72,155)
Fidelity VIP II Index 500 (IQ Annuity ™)	3,338	24,024	(315,036)	(287,674)	—	(137,651)	(31,328)	(597)	(169,576)	(457,250)	867,541	410,291	—	(14,893)	(3,332)	(18,225)
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	27,248	(7,389)	(52,001)	(32,142)	—	(160,121)	(78,645)	(2,948)	(241,714)	(273,856)	877,625	603,769	—	(16,118)	(8,154)	(24,272)
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	2,418	(20)	(5,954)	(3,556)	—	—	—	(10)	(10)	(3,566)	81,494	77,928	—	(1)	—	(1)
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	155,191	(71,683)	(277,332)	(193,824)	—	(919,244)	(886,740)	(1,745)	(1,807,729)	(2,001,553)	5,747,337	3,745,784	—	(30,564)	(29,186)	(59,750)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	34,140	(7,684)	(67,921)	(41,465)	—	(340,373)	(226,746)	(1,813)	(568,932)	(610,397)	1,319,747	709,350	—	(33,898)	(22,761)	(56,659)
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	47,169	11,283	(106,983)	(48,531)	—	(268,146)	(785,201)	(661)	(1,054,008)	(1,102,539)	2,328,806	1,226,267	—	(18,564)	(53,514)	(72,078)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	5,434	1,018	(13,961)	(7,509)	—	(94,964)	(29,380)	(231)	(124,575)	(132,084)	275,266	143,182	—	(9,385)	(2,918)	(12,303)
Fidelity VIP III Balanced (Grandmaster ™)	15,165	26,024	(461,434)	(420,245)	—	(111,052)	(158,649)	(536)	(270,237)	(690,482)	1,412,565	722,083	—	(7,461)	(10,722)	(18,183)
Fidelity VIP III Growth & Income (Grandmaster ™)	51,768	167,870	(1,689,371)	(1,469,733)	9,722	(449,812)	(147,213)	(1,293)	(588,596)	(2,058,329)	3,766,984	1,708,655	555	(31,895)	(9,230)	(40,570)
Fidelity VIP III Growth Opportunities (Grandmaster ™)	(8,622)	55,145	(670,462)	(623,939)	3,912	(225,785)	(137,434)	(759)	(360,066)	(984,005)	1,408,044	424,039	311	(20,866)	(10,140)	(30,695)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (AnnuiChoice ™)	$10,842	$(21,059)	$(149,187)	$(159,404)	$—	$(48,928)	$(12,832)	$(1,312)	$(63,072)	$(222,476)	$390,372	$167,896	—	(6,271)	(2,071)	(8,342)
Fidelity VIP Overseas (AnnuiChoice II ™)	3,214	3,126	(53,889)	(47,549)	—	(6,645)	(3,654)	(180)	(10,479)	(58,028)	111,943	53,915	—	(828)	(575)	(1,403)
Fidelity VIP Overseas (Grandmaster ™)	185,393	1,155,388	(4,239,945)	(2,899,164)	—	(954,909)	(514,923)	(2,937)	(1,472,769)	(4,371,933)	7,457,089	3,085,156	—	(30,737)	(19,125)	(49,862)
Fidelity VIP Overseas (Grandmaster flex3 ™)	3,582	(112,554)	(6,162)	(115,134)	—	(18,987)	(126,761)	(1,095)	(146,843)	(261,977)	290,622	28,645	—	(2,296)	(20,285)	(22,581)
Fidelity VIP Overseas (IQ Annuity ™)	6,692	(27,702)	(91,164)	(112,174)	—	(58,029)	(122,320)	(156)	(180,505)	(292,679)	377,632	84,953	—	(7,292)	(13,892)	(21,184)
Fidelity VIP Overseas (Pinnacle Plus ™)	7,351	(90,540)	(56,324)	(139,513)	583	(40,512)	(77,793)	(510)	(118,232)	(257,745)	366,028	108,283	57	(3,576)	(12,571)	(16,090)
Affiliated Service Class:
Touchstone Aggressive ETF (Annuichoice ™)	3,840	15,330	(123,698)	(104,528)	6,097	(19,689)	(23,209)	(248)	(37,049)	(141,577)	365,012	223,435	642	(2,025)	(2,746)	(4,129)
Touchstone Aggressive ETF (Annuichoice II ™)	5,485	8,160	(133,263)	(119,618)	283,639	(28,594)	(1,275)	(650)	253,120	133,502	165,330	298,832	26,814	(2,982)	(334)	23,498
Touchstone Aggressive ETF (Grandmaster flex3 ™)	3,175	10,757	(48,411)	(34,479)	650	(5,247)	66,525	(112)	61,816	27,337	134,075	161,412	69	(553)	10,370	9,886
Touchstone Aggressive ETF (IQ Advisor Standard ™)	238	364	(4,306)	(3,704)	12,979	—	333	—	13,312	9,608	203	9,811	1,407	—	(21)	1,386
Touchstone Aggressive ETF (Pinnacle Plus ™)	3,163	8,905	(53,070)	(41,002)	33,917	(24,963)	132,561	(146)	141,369	100,367	64,132	164,499	3,627	(3,081)	16,953	17,499
Touchstone Conservative ETF (Annuichoice ™)	6,176	8,438	(35,272)	(20,658)	—	(69,493)	122,189	(724)	51,972	31,314	225,528	256,842	—	(6,482)	12,013	5,531
Touchstone Conservative ETF (Annuichoice II ™)	5,247	(1,636)	(3,244)	367	686,052	(4,141)	(549,433)	(504)	131,974	132,341	85,364	217,705	71,799	(455)	(56,812)	14,532
Touchstone Conservative ETF (GrandMaster flex3 ™)	1,872	(3,810)	(12,710)	(14,648)	105,400	(23,973)	(17,446)	(60)	63,921	49,273	77,310	126,583	10,818	(2,506)	(1,880)	6,432
Touchstone Conservative ETF (IQ Advisor Standard ™)	(105)	2,075	(1,166)	804	—	(1,327)	(57,445)	—	(58,772)	(57,968)	59,228	1,260	—	(132)	(5,570)	(5,702)
Touchstone Conservative ETF (Pinnacle Plus ™)	1,155	686	(8,690)	(6,849)	—	(792)	50,321	(41)	49,488	42,639	23,888	66,527	—	(88)	5,143	5,055
Touchstone Enhanced ETF (Annuichoice ™)	7,986	(611)	(95,557)	(88,182)	18,233	(31,565)	(148,937)	(611)	(162,880)	(251,062)	371,631	120,569	1,971	(3,526)	(15,570)	(17,125)
Touchstone Enhanced ETF (Annuichoice II ™)	4,118	9,274	(39,600)	(26,208)	9,369	(1,749)	1,727	(102)	9,245	(16,963)	81,223	64,260	1,270	(205)	142	1,207
Touchstone Enhanced ETF (GrandMaster flex3 ™)	13,566	(19,240)	(96,252)	(101,926)	80,142	(11,765)	(96,649)	(135)	(28,407)	(130,333)	344,726	214,393	12,842	(1,452)	(14,255)	(2,865)
Touchstone Enhanced ETF (Pinnacle Plus ™)	19,533	65,048	(208,022)	(123,441)	10,202	(22,425)	92,047	(353)	79,471	(43,970)	329,375	285,405	1,092	(2,492)	11,086	9,686
Touchstone GMAB Aggressive (AnnuiChoice II ™)	1,558	14,081	(70,667)	(55,028)	100,000	(3,280)	(1)	(172)	96,547	41,519	102,727	144,246	9,796	(327)	—	9,469
Touchstone GMAB Conservative (AnnuiChoice ™)	155	227	(1,619)	(1,237)	—	—	—	(51)	(51)	(1,288)	11,270	9,982	—	(5)	—	(5)
Touchstone GMAB Conservative (AnnuiChoice II ™)	3,728	4,772	(40,776)	(32,276)	78,240	(8,470)	—	(416)	69,354	37,078	224,456	261,534	7,434	(967)	—	6,467
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	70	444	(8,615)	(8,101)	—	—	1	(15)	(14)	(8,115)	37,467	29,352	—	(2)	—	(2)
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	12	236	(5,612)	(5,364)	—	—	—	(30)	(30)	(5,394)	24,677	19,283	—	(3)	(1)	(4)
Touchstone Moderate ETF (AnnuiChoice ™)	8,575	(31,751)	(176,793)	(199,969)	20,755	(38,692)	297,370	(1,614)	277,819	77,850	702,320	780,170	1,743	(3,918)	27,883	25,708
Touchstone Moderate ETF (AnnuiChoice II ™)	8,665	(6,572)	(152,183)	(150,090)	617,562	(22,592)	5,200	(1,579)	598,591	448,501	247,516	696,017	59,971	(2,499)	544	58,016
Touchstone Moderate ETF (GrandM aster flex3 ™)	(20,749)	(351,387)	(250,205)	(622,341)	16,800	(94,974)	(2,000,084)	(739)	(2,078,997)	(2,701,338)	3,769,905	1,068,567	1,798	(10,766)	(233,616)	(242,584)
Touchstone Moderate ETF (IQ Advisor Standard ™)	221	216	(4,019)	(3,582)	—	—	2,599	—	2,599	(983)	16,019	15,036	—	—	297	297
Touchstone Moderate ETF (Pinnacle Plus ™)	4,561	4,374	(100,067)	(91,132)	116,502	(19,217)	371,241	(351)	468,175	377,043	96,432	473,475	12,688	(2,031)	40,590	51,247
Touchstone Money Market (AnnuiChoice ™)	135,785	—	—	135,785	4,553	(3,630,651)	6,673,562	(38,477)	3,008,987	3,144,772	4,002,349	7,147,121	947	(331,534)	605,672	275,085
Touchstone Money Market (AnnuiChoice II ™)	10,559	—	—	10,559	95,218	(210,888)	1,759,033	(793)	1,642,570	1,653,129	399,085	2,052,214	8,947	(19,913)	165,048	154,082
Touchstone Money Market (GrandMaster flex3 ™)	83,004	—	—	83,004	649,050	(3,538,209)	8,096,964	(3,522)	5,204,283	5,287,287	3,164,239	8,451,526	60,220	(329,116)	753,601	484,705
Touchstone Money Market (IQ Annuity ™)	118,040	—	—	118,040	985,774	(4,140,447)	7,965,462	(12,631)	4,798,158	4,916,198	5,358,425	10,274,623	91,234	(384,461)	737,964	444,737
Touchstone Money Market (Pinnacle Plus ™)	29,895	—	—	29,895	118,672	(578,073)	2,903,739	(4,508)	2,439,830	2,469,725	1,496,645	3,966,370	11,119	(54,490)	271,454	228,083
Touchstone Money Market (IQ Advisor Standard ™)	40,466	—	—	40,466	729,713	(330,417)	(103,338)	—	295,958	336,424	1,242,467	1,578,891	65,412	(29,413)	(9,017)	26,982
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	6,493	(13,422)	(363,516)	(370,445)	2,497	(52,120)	203	(231)	(49,651)	(420,096)	887,980	467,884	203	(4,564)	70	(4,291)
Fidelity VIP Growth (IQ Annuity ™)	(3,944)	16,965	(320,248)	(307,227)	—	(88,583)	(8,350)	(423)	(97,356)	(404,583)	710,989	306,406	—	(9,396)	(1,315)	(10,711)
Fidelity VIP High Income (IQ Annuity ™)	14,695	(17,867)	(43,669)	(46,841)	—	(48,984)	396,543	(151)	347,408	300,567	275,710	576,277	—	(5,057)	54,448	49,391
Fidelity VIP II Asset Manager (IQ Annuity ™)	14,468	8,851	(81,789)	(58,470)	—	(53,223)	39,885	(113)	(13,451)	(71,921)	233,643	161,722	—	(4,454)	4,204	(250)
Fidelity VIP II Contrafund (IQ Annuity ™)	(6,344)	(195,667)	(573,004)	(775,015)	3,765	(341,667)	(90,063)	(793)	(428,758)	(1,203,773)	2,253,032	1,049,259	266	(23,449)	416	(22,767)
Fidelity VIP III Balanced (IQ Annuity ™)	1,477	4,823	(53,927)	(47,627)	—	(20,600)	1	(97)	(20,696)	(68,323)	154,307	85,984	—	(1,804)	—	(1,804)
Fidelity VIP III Growth & Income (IQ Annuity ™)	3,682	17,721	(122,498)	(101,095)	—	(43,544)	535	(136)	(43,145)	(144,240)	269,054	124,814	—	(4,275)	51	(4,224)
Fidelity VIP III Growth Opportunities (IQ Annuity ™)	(416)	(3,276)	(18,028)	(21,720)	1,330	—	(40,526)	(46)	(39,242)	(60,962)	74,475	13,513	—	—	(4,563)	(4,563)
Fidelity VIP III Mid Cap (Grandmaster ™)	103,794	(88,965)	(1,369,452)	(1,354,623)	—	(433,669)	(425,007)	(848)	(859,524)	(2,214,147)	3,747,964	1,533,817	—	(14,904)	(17,510)	(32,414)
Fidelity VIP III Mid Cap (IQ Annuity ™)	45,875	125,960	(803,154)	(631,319)	1,584	(99,172)	(104,224)	(453)	(202,265)	(833,584)	1,689,603	856,019	52	(3,168)	(3,576)	(6,692)
Fidelity VIP Overseas (IQ Annuity ™)	3,649	11,476	(73,470)	(58,345)	—	(16,278)	(17,573)	(91)	(33,942)	(92,287)	157,829	65,542	—	(1,152)	(1,237)	(2,389)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™) (February 25)*	278	(13)	(5,214)	(4,949)	9,752	—	9,174	—	18,926	13,977	—	13,977	1,016	—	911	1,927
Fidelity VIP Asset Manager (AnnuiChoice ™)	31,400	16,830	(173,620)	(125,390)	—	(60,628)	69,427	(1,425)	7,374	(118,016)	428,852	310,836	—	(5,609)	6,608	999
Fidelity VIP Asset Manager (AnnuiChoice II ™)	560	(1,398)	(5,994)	(6,832)	47,706	(26,057)	1	(4)	21,646	14,814	1,291	16,105	4,170	(2,353)	—	1,817
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	20,206	(359)	(102,106)	(82,259)	17,596	(7,139)	46,902	(149)	57,210	(25,049)	297,188	272,139	1,434	(731)	6,539	7,242
Fidelity VIP Asset Manager(IQ3 ™)	26,921	2,838	(154,853)	(125,094)	8,826	(86,939)	55,978	(532)	(22,667)	(147,761)	442,253	294,492	1,003	(8,060)	5,344	(1,713)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	12,313	(46,578)	(51,314)	(85,579)	3,259	(4,360)	(39,963)	(356)	(41,420)	(126,999)	233,929	106,930	259	(402)	(6,001)	(6,144)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (AdvantEdge ™) (February 25)*	$239	$(16)	$(2,086)	$(1,863)	$15,685	$—	$1	$(5)	$15,681	$13,818	$—	$13,818	2,017	(1)	—	2,016
Fidelity VIP Balanced (AnnuiChoice ™)	13,332	(80,881)	(399,305)	(466,854)	3,002	(275,163)	(407,521)	(5,943)	(685,625)	(1,152,479)	1,605,608	453,129	276	(26,467)	(44,129)	(70,320)
Fidelity VIP Balanced (AnnuiChoice II ™)	1,028	(1,091)	(19,416)	(19,479)	15,399	(20,425)	22,198	(70)	17,102	(2,377)	52,475	50,098	1,483	(1,846)	2,518	2,155
Fidelity VIP Balanced (GrandMaster flex3 ™)	3,622	233	(151,048)	(147,193)	15,877	(116,483)	24,110	(335)	(76,831)	(224,024)	468,509	244,485	1,216	(9,295)	1,602	(6,477)
Fidelity VIP Balanced (Grandmaster ™)	15,860	(112,293)	(484,722)	(581,155)	2,563	(16,092)	(214,664)	(112)	(228,305)	(809,460)	1,657,653	848,193	230	(1,598)	(25,922)	(27,290)
Fidelity VIP Balanced (IQ3 ™)	7,036	(6,520)	(258,688)	(258,172)	16,198	(202,664)	(68,004)	(723)	(255,193)	(513,365)	898,181	384,816	1,412	(18,247)	(7,038)	(23,873)
Fidelity VIP Balanced (Pinnacle Plus ™)	1,485	(10,317)	(73,714)	(82,546)	5,073	(8,955)	65,809	(233)	61,694	(20,852)	147,493	126,641	408	(818)	4,083	3,673
Fidelity VIP Balanced (IQ Advisor Standard ™)	3,147	3,051	(65,502)	(59,304)	—	(2,402)	1	—	(2,401)	(61,705)	173,077	111,372	—	(226)	—	(226)
Fidelity VIP Contrafund (AdvantEdge ™) (February 25)*	269	(2,931)	(36,275)	(38,937)	114,251	(3,021)	30,758	(168)	141,820	102,883	—	102,883	12,131	(458)	4,763	16,436
Fidelity VIP Contrafund (AnnuiChoice ™)	(8,948)	(1,406,649)	(2,226,515)	(3,642,112)	22,486	(1,032,600)	(655,848)	(22,148)	(1,688,110)	(5,330,222)	9,994,832	4,664,610	1,773	(75,929)	(28,598)	(102,754)
Fidelity VIP Contrafund (AnnuiChoice II ™)	(412)	(174,691)	(203,061)	(378,164)	288,636	(123,871)	228,480	(1,078)	392,167	14,003	583,275	597,278	30,165	(13,474)	21,207	37,898
Fidelity VIP Contrafund (GrandMaster flex3 ™)	(19,008)	(1,880,345)	(309,668)	(2,209,021)	134,577	(1,204,582)	17,109	(5,186)	(1,058,082)	(3,267,103)	7,391,975	4,124,872	8,357	(79,292)	66,438	(4,497)
Fidelity VIP Contrafund(IQ3 ™)	(32,828)	(355,731)	(2,477,495)	(2,866,054)	119,949	(535,819)	(93,828)	(4,392)	(514,090)	(3,380,144)	6,960,465	3,580,321	7,899	(39,021)	(3,654)	(34,776)
Fidelity VIP Contrafund (Pinnacle Plus ™)	(15,474)	(392,861)	(612,262)	(1,020,597)	45,317	(217,331)	184,569	(1,861)	10,694	(1,009,903)	2,205,909	1,196,006	2,596	(14,672)	7,569	(4,507)
Fidelity VIP Contrafund (IQ Advisor Standard ™)	314	(1,324)	(70,823)	(71,833)	—	(395)	(17,032)	—	(17,427)	(89,260)	177,749	88,489	—	(34)	(1,284)	(1,318)
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	(1,195)	(8,034)	(65,774)	(75,003)	38	(39,255)	4,599	(643)	(35,261)	(110,264)	248,180	137,916	10	(4,769)	639	(4,120)
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	(26)	(19)	(1,369)	(1,414)	—	—	—	(17)	(17)	(1,431)	4,080	2,649	—	(2)	—	(2)
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	(646)	(6,971)	(19,427)	(27,044)	—	(29,456)	(932)	(28)	(30,416)	(57,460)	101,720	44,260	—	(3,638)	(111)	(3,749)
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	(820)	(2,258)	(24,154)	(27,232)	600	(1,054)	(8,891)	(51)	(9,396)	(36,628)	85,987	49,359	72	(138)	(1,052)	(1,118)
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	(1,950)	(18,171)	(48,474)	(68,595)	573	(66,293)	(907)	(197)	(66,824)	(135,419)	243,909	108,490	77	(8,476)	(176)	(8,575)
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	(567)	(986)	(16,669)	(18,222)	—	—	27,128	(47)	27,081	8,859	28,517	37,376	—	(6)	3,239	3,233
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	(623)	(26,336)	(14,376)	(41,335)	—	(4,965)	(41,467)	(302)	(46,734)	(88,069)	129,486	41,417	—	(380)	(3,329)	(3,709)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)	45	(843)	(13,333)	(14,131)	40,458	(1,593)	4,013	(77)	42,801	28,670	7,188	35,858	4,311	(161)	596	4,746
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	(762)	(19,471)	(6,863)	(27,096)	900	(39,112)	(39,807)	(18)	(78,037)	(105,133)	125,226	20,093	65	(3,130)	(3,008)	(6,073)
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	(641)	(21,049)	(6,260)	(27,950)	—	(547)	(96,997)	(15)	(97,559)	(125,509)	149,191	23,682	—	(47)	(7,169)	(7,216)
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	(427)	(808)	(25,043)	(26,278)	—	(93)	72,887	(143)	72,651	46,373	3,441	49,814	—	(25)	5,845	5,820
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	(1,179)	(10,882)	(53,822)	(65,883)	3,593	(10,745)	64,062	(459)	56,451	(9,432)	112,349	102,917	272	(1,171)	5,359	4,460
Fidelity VIP Equity-Income (AnnuiChoice ™)	29,888	(257,091)	(1,323,725)	(1,550,928)	47,653	(372,028)	(295,075)	(10,770)	(630,220)	(2,181,148)	3,912,204	1,731,056	4,180	(36,491)	(30,582)	(62,893)
Fidelity VIP Equit-Income (AnnuiChoice II ™)	2,936	(9,805)	(92,480)	(99,349)	64,828	(9,061)	24,265	(77)	79,955	(19,394)	167,358	147,964	7,217	(1,048)	2,415	8,584
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	3,250	(64,656)	(268,034)	(329,440)	19,336	(90,188)	(95,441)	(2,039)	(168,332)	(497,772)	876,897	379,125	1,536	(7,831)	(8,404)	(14,699)
Fidelity VIP Equity-Income (IQ3 ™)	8,780	(139,130)	(646,283)	(776,633)	18,316	(364,621)	(66,209)	(1,264)	(413,778)	(1,190,411)	2,084,538	894,127	1,703	(33,319)	(6,091)	(37,707)
Fidelity VIP Equity-Income (Pinnacle Plus ™)	1,772	(31,845)	(187,254)	(217,327)	30,704	(44,603)	(29,053)	(449)	(43,401)	(260,728)	524,739	264,011	2,111	(3,403)	(2,352)	(3,644)
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	457	(281)	(9,652)	(9,476)	5,562	(793)	20,415	—	25,184	15,708	—	15,708	445	(85)	1,651	2,011
Fidelity VIP Freedom 2010 (AdvantEdge ™) (February 25)*	2,179	1,064	(9,909)	(6,666)	64,645	—	779	(119)	65,305	58,639	—	58,639	7,523	(15)	112	7,620
Fidelity VIP Freedom 2010 (AnnuiChoice ™)	(197)	(6,035)	958	(5,274)	—	(58,516)	347	(136)	(58,305)	(63,579)	67,207	3,628	—	(6,079)	5	(6,074)
Fidelity VIP Freedom 2010 (AnnuiChoice II ™)	3,317	(5,906)	(36,886)	(39,475)	—	(3,332)	115,792	(177)	112,283	72,808	40,591	113,399	—	(366)	11,364	10,998
Fidelity VIP Freedom 2010 (GrandMaster ™)	11,760	(4,754)	(67,816)	(60,810)	—	(40,055)	411,941	(30)	371,856	311,046	27,261	338,307	—	(4,349)	46,465	42,116
Fidelity VIP Freedom 2010 (GrandmMaster flex3 ™)	2,811	(1,253)	(35,056)	(33,498)	88,418	(12,940)	27,487	(72)	102,893	69,395	40,236	109,631	9,162	(1,383)	2,845	10,624
Fidelity VIP Freedom 2010 (IQ Annuity ™)	7,565	(3,551)	(90,258)	(86,244)	58,194	(23,215)	253,853	(128)	288,704	202,460	79,183	281,643	5,935	(2,520)	26,187	29,602
Fidelity VIP Freedom 2010 (Pinnacle Plus ™)	92	2,107	482	2,681	—	(90,537)	68,696	15	(21,826)	(19,145)	24,852	5,707	—	(11,727)	10,053	(1,674)
Fidelity VIP Freedom 2015 (AdvantEdge ™) (February 25)*	1,369	452	(15,587)	(13,766)	46,744	—	8,419	(119)	55,044	41,278	—	41,278	4,670	(15)	825	5,480
Fidelity VIP Freedom 2015 (AnnuiChoice ™)	684	397	(7,012)	(5,931)	—	—	26,360	(182)	26,178	20,247	—	20,247	—	(21)	2,760	2,739
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)	4,472	(5,685)	(53,744)	(54,957)	2,800	(4,815)	118,295	(250)	116,030	61,073	84,897	145,970	373	(530)	11,679	11,522
Fidelity VIP Freedom 2015 (IQ Annuity ™)	3,335	3,423	(42,732)	(35,974)	40,063	—	32,172	(66)	72,169	36,195	73,733	109,928	4,077	(7)	3,714	7,784
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	1,836	803	(24,825)	(22,186)	—	—	42,230	(20)	42,210	20,024	45,373	65,397	—	(2)	4,512	4,510
Fidelity VIP Freedom 2020 (AdvantEdge ™) (February 25)*	1,856	1,043	(9,667)	(6,768)	53,346	—	871	(95)	54,122	47,354	—	47,354	6,626	(13)	113	6,726
Fidelity VIP Freedom 2020 (AnnuiChoice ™)	4,639	(20,962)	(83,573)	(99,896)	—	(31,833)	15,726	(2,294)	(18,401)	(118,297)	277,603	159,306	—	(3,720)	11	(3,709)
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)	8,782	38	(44,610)	(35,790)	145,272	—	95,685	(429)	240,528	204,738	24,781	229,519	21,412	(57)	9,871	31,226
Fidelity VIP Freedom 2020 (GrandMaster ™)	901	529	(8,498)	(7,068)	—	—	30,000	—	30,000	22,932	—	22,932	—	—	3,372	3,372
Fidelity VIP Freedom 2020 (GrandmMaster flex3 ™)	95	76	(1,632)	(1,461)	5,065	—	(66)	—	4,999	3,538	—	3,538	529	—	(7)	522
Fidelity VIP Freedom 2020 (IQ Annuity ™)	904	606	(13,971)	(12,461)	40,000	—	1	—	40,001	27,540	—	27,540	4,057	—	—	4,057
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	344	(5,374)	(861)	(5,891)	—	—	(8,238)	15	(8,223)	(14,114)	25,992	11,878	—	—	(784)	(784)
Fidelity VIP Freedom 2025 (AnnuiChoice II ™)	3,553	(6,176)	(47,747)	(50,370)	—	—	85,037	(552)	84,485	34,115	69,455	103,570	—	(61)	8,839	8,778
Fidelity VIP Freedom 2025 (GrandMaster ™)	46	35	(694)	(613)	135	—	1,720	—	1,855	1,242	—	1,242	16	—	171	187
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)	166	(1,338)	(1,697)	(2,869)	—	—	(16,849)	15	(16,834)	(19,703)	24,836	5,133	—	—	(1,649)	(1,649)
Fidelity VIP Freedom 2030 (AnnuiChoice II ™)	5,077	1,005	(77,903)	(71,821)	120,225	—	97,172	(261)	217,136	145,315	—	145,315	12,584	(32)	10,566	23,118

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2030 (IQ Annuity ™)	$543	$635	$(8,793)	$(7,615)	$3,900	$—	$19,989	$(46)	$23,843	$16,228	$1,019	$17,247	471	(5)	2,193	2,659
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)	316	(992)	(8,812)	(9,488)	—	—	(1)	(25)	(26)	(9,514)	23,661	14,147	—	(3)	(35)	(38)
Fidelity VIP Growth & Income (AdvantEdge ™) (February 25)*	159	(5)	(1,394)	(1,240)	14,576	—	—	(7)	14,569	13,329	—	13,329	2,120	(1)	—	2,119
Fidelity VIP Growth & Income (AnnuiChoice ™)	17,467	86,185	(530,916)	(427,264)	399	(190,818)	(220,487)	(3,515)	(414,421)	(841,685)	1,311,736	470,051	46	(18,090)	(21,295)	(39,339)
Fidelity VIP Growth & Income (AnnuiChoice II ™)	690	(9,527)	(10,304)	(19,141)	13,282	(8,335)	(10)	(101)	4,836	(14,305)	41,210	26,905	1,721	(798)	(449)	474
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	4,007	12,964	(157,877)	(140,906)	223	(19,113)	(33,251)	(680)	(52,821)	(193,727)	358,777	165,050	18	(1,908)	(3,065)	(4,955)
Fidelity VIP Growth & Income (IQ3 ™)	9,224	(13,224)	(313,224)	(317,224)	4,372	(147,898)	(97,229)	(305)	(241,060)	(558,284)	864,521	306,237	397	(14,363)	(11,949)	(25,915)
Fidelity VIP Growth & Income (Pinnacle Plus ™)	4,061	30,073	(184,150)	(150,016)	28,481	(72,456)	(63,305)	(93)	(107,373)	(257,389)	425,034	167,645	2,093	(6,513)	(4,881)	(9,301)
Fidelity VIP Growth (AnnuiChoice ™)	(7,138)	89,672	(824,633)	(742,099)	3,926	(359,779)	(325,586)	(5,987)	(687,426)	(1,429,525)	2,075,362	645,837	552	(48,145)	(35,101)	(82,694)
Fidelity VIP Growth (AnnuiChoice II ™)	(35)	(27,007)	(20,371)	(47,413)	92,265	(17,022)	18,720	(24)	93,939	46,526	5,979	52,505	9,511	(1,594)	(735)	7,182
Fidelity VIP Growth (GrandMaster ™)	(4,556)	(41,523)	(378,781)	(424,860)	34,895	(157,360)	223,469	(269)	100,735	(324,125)	884,094	559,969	3,686	(16,485)	29,300	16,501
Fidelity VIP Growth (GrandMaster flex3 ™)	(5,709)	(40,482)	(250,628)	(296,819)	1,800	(162,816)	(267,508)	(1,806)	(430,330)	(727,149)	958,166	231,017	167	(14,251)	(24,168)	(38,252)
Fidelity VIP Growth (IQ3 ™)	(8,148)	(266)	(503,453)	(511,867)	12,191	(139,689)	(862,398)	(545)	(990,441)	(1,502,308)	1,970,871	468,563	1,489	(15,982)	(86,777)	(101,270)
Fidelity VIP Growth (Pinnacle Plus ™)	(2,354)	(16,924)	(88,313)	(107,591)	1,002	(28,275)	35,946	(234)	8,439	(99,152)	183,908	84,756	78	(2,310)	889	(1,343)
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	(1,557)	(43,227)	(87,302)	(132,086)	41	(21,215)	(184,055)	(828)	(206,057)	(338,143)	418,355	80,212	18	(2,056)	(15,834)	(17,872)
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	(824)	(11,590)	(30,508)	(42,922)	—	(10,946)	(18,081)	(57)	(29,084)	(72,006)	91,223	19,217	—	(900)	(2,374)	(3,274)
Fidelity VIP Growth Opportunities (IQ3 ™)	(3,746)	(128,290)	(38,392)	(170,428)	1,695	(23,284)	(700,810)	(323)	(722,722)	(893,150)	955,461	62,311	174	(2,216)	(63,055)	(65,097)
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	(2,081)	(74,639)	(27,506)	(104,226)	3,631	(7,708)	(103,652)	(317)	(108,046)	(212,272)	236,547	24,275	276	(599)	(11,436)	(11,759)
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™)	(236)	(18,439)	(10,968)	(29,643)	—	(1,938)	(110,672)	—	(112,610)	(142,253)	153,045	10,792	—	(160)	(8,784)	(8,944)
Fidelity VIP Growth (IQ Advisor Standard ™)	(218)	(17,130)	(545)	(17,893)	—	(1,286)	(122,273)	—	(123,559)	(141,452)	144,019	2,567	—	(99)	(10,035)	(10,134)
Fidelity VIP High Income (AnnuiChoice ™)	27,969	(79,374)	(53,143)	(104,548)	635	(222,495)	521,066	(2,001)	297,205	192,657	702,342	894,999	109	(18,100)	57,836	39,845
Fidelity VIP High Income (AnnuiChoice II ™)	803	(30)	(3,444)	(2,671)	7,879	—	(110)	(8)	7,761	5,090	2,726	7,816	748	(1)	(10)	737
Fidelity VIP High Income (GrandMaster flex3 ™)	15,850	(159,856)	14,485	(129,521)	1,645	(357,365)	819,859	(1,214)	462,925	333,404	897,635	1,231,039	142	(26,769)	82,881	56,254
Fidelity VIP High Income (IQ3 ™)	22,231	(84,635)	(35,026)	(97,430)	4,331	(143,034)	387,291	(666)	247,922	150,492	651,481	801,973	321	(11,150)	42,464	31,635
Fidelity VIP High Income (Pinnacle Plus ™)	5,074	(27,314)	(12,712)	(34,952)	—	(59,225)	(27,268)	(59)	(86,552)	(121,504)	187,885	66,381	—	(4,818)	(2,859)	(7,677)
Fidelity VIP Index 500 (AdvantEdge ™) (February 25)*	170	(82)	(4,659)	(4,571)	13,454	—	1,320	(66)	14,708	10,137	—	10,137	1,305	(8)	213	1,510
Fidelity VIP Index 500 (AnnuiChoice ™)	9,408	33,185	(833,697)	(791,104)	807	(441,151)	(179,300)	(6,666)	(626,310)	(1,417,414)	2,443,196	1,025,782	138	(50,647)	(21,630)	(72,139)
Fidelity VIP Index 500 (IQ3 ™)	7,000	(96,535)	(529,563)	(619,098)	33,378	(201,139)	(91,091)	(1,867)	(260,719)	(879,817)	1,862,394	982,577	3,571	(20,530)	(6,646)	(23,605)
Fidelity VIP Index 500 (AnnuiChoice II ™)	2,745	(6,316)	(93,036)	(96,607)	42,067	(2,712)	86,616	(246)	125,725	29,118	160,935	190,053	5,873	(358)	9,192	14,707
Fidelity VIP Index 500 (Grandmaster ™)	3,568	(216,813)	(600,151)	(813,396)	712	(340,522)	18,998	(232)	(321,044)	(1,134,440)	2,174,834	1,040,394	99	(45,778)	(4,740)	(50,419)
Fidelity VIP Index 500 (Grandmaster flex3 ™)	287	(75,822)	(133,427)	(208,962)	—	(231,349)	(44,952)	(1,425)	(277,726)	(486,688)	769,155	282,467	41	(26,287)	(5,537)	(31,783)
Fidelity VIP Index 500 (IQ Advisor Standard ™)	3,298	654	(106,897)	(102,945)	—	(4,277)	20,416	—	16,139	(86,806)	259,081	172,275	—	(553)	2,242	1,689
Fidelity VIP Index 500 (Pinnacle Plus ™)	797	(17,673)	(149,575)	(166,451)	5,100	(42,603)	19,671	(312)	(18,144)	(184,595)	438,966	254,371	370	(3,238)	983	(1,885)
Fidelity VIP Investment Grade Bond (AdvantEdge ™) (February 25)*	(233)	(414)	66	(581)	29,187	—	6,285	(10)	35,462	34,881	—	34,881	3,063	(1)	603	3,665
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	188,571	(284,411)	(159,827)	(255,667)	1,488	(1,374,774)	(294,100)	(26,709)	(1,694,095)	(1,949,762)	5,674,067	3,724,305	272	(108,003)	(25,934)	(133,665)
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	12,046	(9,346)	(35,707)	(33,007)	231,512	(58,309)	67,728	(1,199)	239,732	206,725	417,964	624,689	22,476	(5,777)	5,951	22,650
Fidelity VIP Investment Grade Bond (GrandMaster ™)	49,523	(63,049)	(106,967)	(120,493)	7,325	(675,254)	1,242,756	(372)	574,455	453,962	1,277,529	1,731,491	724	(67,477)	120,059	53,306
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	68,828	(36,757)	(112,862)	(80,791)	19,503	(939,178)	310,222	(1,835)	(611,288)	(692,079)	1,940,105	1,248,026	1,846	(87,064)	27,541	(57,677)
Fidelity VIP Investment Grade Bond (IQ3 ™)	134,217	(121,418)	(190,595)	(177,796)	232,533	(859,985)	(830,316)	(3,767)	(1,461,535)	(1,639,331)	4,347,255	2,707,924	18,565	(69,305)	(67,941)	(118,681)
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	16,327	(20,668)	(39,927)	(44,268)	9,736	(98,443)	155,297	(1,067)	65,523	21,255	704,492	725,747	904	(9,358)	14,032	5,578
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	11,416	(449)	(30,390)	(19,423)	745	(2,316)	232,212	—	230,641	211,218	188,925	400,143	67	(210)	20,696	20,553
Fidelity VIP Mid Cap (AdvantEdge ™) (February 25)*	(523)	(3,151)	(40,008)	(43,682)	121,941	(2,981)	1,361	(65)	120,256	76,574	—	76,574	12,383	(431)	—	11,952
Fidelity VIP Mid Cap (AnnuiChoice ™)	186,036	(308,504)	(1,720,149)	(1,842,617)	10,692	(1,196,511)	(1,184,827)	(15,025)	(2,385,671)	(4,228,288)	6,154,743	1,926,455	571	(63,846)	(65,361)	(128,636)
Fidelity VIP Mid Cap (AnnuiChoice II ™)	10,475	(33,366)	(137,311)	(160,202)	127,431	(89,069)	57,771	(284)	95,849	(64,353)	333,942	269,589	13,109	(8,232)	4,959	9,836
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	89,430	(289,337)	(754,861)	(954,768)	112,624	(766,480)	117,494	(4,452)	(540,814)	(1,495,582)	3,274,962	1,779,380	5,924	(42,206)	22,610	(13,672)
Fidelity VIP Mid Cap (Grandmaster ™)	106,413	(1,023,197)	(60,642)	(977,426)	5,750	(468,492)	(209,581)	(873)	(673,196)	(1,650,622)	3,704,651	2,054,029	355	(32,263)	17,628	(14,280)
Fidelity VIP Mid Cap (IQ Annuity ™)	89,972	(128,825)	(1,190,234)	(1,229,087)	73,613	(609,313)	138,767	(3,447)	(400,380)	(1,629,467)	3,308,664	1,679,197	3,592	(32,904)	7,745	(21,567)
Fidelity VIP Mid Cap (Pinnacle Plus ™)	38,902	(139,196)	(491,836)	(592,130)	13,074	(68,310)	(260,291)	(1,839)	(317,366)	(909,496)	1,505,383	595,887	638	(3,769)	(19,945)	(23,076)
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	456	1,412	(7,419)	(5,551)	—	—	—	—	—	(5,551)	13,846	8,295	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	997	(5,418)	(18,567)	(22,988)	—	(803)	(14,824)	—	(15,627)	(38,615)	65,444	26,829	—	(59)	(1,063)	(1,122)
Fidelity VIP Overseas (AdvantEdge ™) (February 25)*	1,830	(1,435)	(35,973)	(35,578)	94,575	(2,874)	10,790	(62)	102,429	66,851	—	66,851	10,306	(447)	1,189	11,048
Fidelity VIP Overseas (AnnuiChoice ™)	62,781	(216,685)	(723,362)	(877,266)	5,854	(598,688)	(584,591)	(5,500)	(1,182,925)	(2,060,191)	2,933,035	872,844	535	(48,091)	(41,166)	(88,722)
Fidelity VIP Overseas (AnnuiChoice II ™)	7,883	(3,307)	(125,515)	(120,939)	71,909	(15,486)	124,002	(253)	180,172	59,233	128,708	187,941	7,342	(1,544)	10,871	16,669
Fidelity VIP Overseas (GrandMaster ™)	39,107	(8,807)	(667,102)	(636,802)	16,377	(96,980)	(97,519)	(167)	(178,289)	(815,091)	1,532,145	717,054	1,784	(10,976)	(13,037)	(22,229)
Fidelity VIP Overseas (GrandMaster flex3 ™)	55,610	(380,245)	(146,712)	(471,347)	7,290	(246,689)	715,547	(2,821)	473,327	1,980	1,310,819	1,312,799	501	(17,454)	78,839	61,886
Fidelity VIP Overseas (IQ3 ™)	63,957	(196,904)	(611,014)	(743,961)	59,906	(334,072)	(675,196)	(1,418)	(950,780)	(1,694,741)	2,655,542	960,801	4,820	(27,653)	(36,059)	(58,892)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacle Plus ™)	$18,105	$(159,402)	$(261,754)	$(403,051)	$29,760	$(202,997)	$(284,281)	$(832)	$(458,350)	$(861,401)	$1,154,370	$292,969	1,751	(11,562)	(19,434)	(29,245)
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	712	1,741	(12,179)	(9,726)	—	—	—	—	—	(9,726)	21,901	12,175	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard ™)	15,410	18,576	(220,371)	(186,385)	—	(4,600)	(126,986)	—	(131,586)	(317,971)	533,246	215,275	—	(326)	(8,016)	(8,342)
Fidelity VIP Value Stratagies (AnnuiChoice ™) (May 1)*	4	(636)	(721)	(1,353)	—	—	3,167	—	3,167	1,814	—	1,814	—	—	348	348
Fidelity VIP Value Stratagies (AnnuiChoice II ™) (May 1)*	(118)	(4,446)	(20,132)	(24,696)	84,828	—	(37,925)	—	46,903	22,207	—	22,207	8,521	—	(4,261)	4,260
Fidelity VIP Value Stratagies (IQ Annuity ™) (May 1)*	51	(29)	(869)	(847)	—	(173)	9,776	(31)	9,572	8,725	—	8,725	—	(40)	1,717	1,677
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	29,841	(12,038)	(71,818)	(54,015)	—	(15,522)	(58,453)	(1,483)	(75,458)	(129,473)	398,624	269,151	—	(956)	(3,395)	(4,351)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	912	(29)	(2,791)	(1,908)	—	(753)	(10,481)	(28)	(11,262)	(13,170)	23,678	10,508	—	(70)	(934)	(1,004)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	10,579	(28,098)	(2,995)	(20,514)	—	(74,732)	(73,645)	(68)	(148,445)	(168,959)	230,148	61,189	—	(4,483)	(4,480)	(8,963)
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	17,239	(1,836)	(54,476)	(39,073)	—	(35,929)	(42,764)	(885)	(79,578)	(118,651)	284,493	165,842	—	(2,186)	(2,702)	(4,888)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	85,484	(59,155)	(370,609)	(344,280)	—	(166,801)	(387,478)	(4,360)	(558,639)	(902,919)	1,369,467	466,548	—	(8,413)	(19,522)	(27,935)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	8,250	13,517	(61,358)	(39,591)	—	(2,099)	(10,729)	(164)	(12,992)	(52,583)	112,327	59,744	—	(275)	(1,337)	(1,612)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	42,705	(232,803)	19,093	(171,005)	—	(303,275)	(181,699)	(785)	(485,759)	(656,764)	841,976	185,212	—	(14,724)	(10,417)	(25,141)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	67,528	(135,569)	(217,564)	(285,605)	—	(168,991)	(157,326)	(904)	(327,221)	(612,826)	1,022,005	409,179	—	(8,652)	(8,196)	(16,848)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	22,899	145,598	(809,954)	(641,457)	20,154	(261,969)	(532,919)	(2,490)	(777,224)	(1,418,681)	2,148,491	729,810	1,256	(14,512)	(28,549)	(41,805)
Franklin Growth and Income Securities (AnnuiChoice ™)	107,680	(710,827)	(817,870)	(1,421,017)	11,718	(1,184,820)	(579,549)	(15,141)	(1,767,792)	(3,188,809)	4,972,355	1,783,546	970	(98,453)	(53,117)	(150,600)
Franklin Growth and Income Securities (AnnuiChoice II ™)	2,390	(25,587)	(13,137)	(36,334)	59,966	(25,188)	(17,963)	(151)	16,664	(19,670)	83,099	63,429	7,078	(2,930)	(2,614)	1,534
Franklin Growth and Income Securities (GrandMaster flex3 ™)	29,041	(212,770)	(364,480)	(548,209)	5,616	(346,783)	(153,895)	(2,665)	(497,727)	(1,045,936)	1,821,923	775,987	440	(27,600)	(15,636)	(42,796)
Franklin Growth and Income Securities (Grandmaster ™)	27,018	(199,240)	(280,894)	(453,116)	3,230	(353,724)	(156,617)	(348)	(507,459)	(960,575)	1,560,786	600,211	265	(28,267)	(15,487)	(43,489)
Franklin Growth and Income Securities (IQ Annuity ™)	70,508	(97,597)	(1,313,937)	(1,341,026)	99,521	(571,838)	(109,778)	(2,295)	(584,390)	(1,925,416)	4,148,004	2,222,588	8,165	(45,156)	(10,074)	(47,065)
Franklin Growth and Income Securities (Pinnacle Plus ™)	14,456	(68,294)	(262,037)	(315,875)	14,699	(137,505)	(185,720)	(817)	(309,343)	(625,218)	1,130,115	504,897	1,318	(11,075)	(15,015)	(24,772)
Franklin Income Securities (AdvantEdge ™) (February 25)*	1,122	301	(12,941)	(11,518)	25,477	—	26,043	(2)	51,518	40,000	—	40,000	2,630	—	2,915	5,545
Franklin Income Securities (AnnuiChoice ™)	273,105	(256,586)	(1,639,856)	(1,623,337)	14,211	(1,174,297)	(1,694,801)	(17,847)	(2,872,734)	(4,496,071)	7,124,840	2,628,769	952	(78,469)	(117,011)	(194,528)
Franklin Income Securities (AnnuiChoice II ™)	32,218	(38,703)	(229,043)	(235,528)	257,500	(61,710)	(58,019)	(772)	136,999	(98,529)	643,391	544,862	26,665	(6,115)	(7,703)	12,847
Franklin Income Securities (GrandMaster flex3 ™)	238,106	(51,420)	(1,750,441)	(1,563,755)	183,566	(1,953,910)	(434,039)	(3,047)	(2,207,430)	(3,771,185)	6,623,707	2,852,522	11,733	(127,905)	(33,356)	(149,528)
Franklin Income Securities (Grandmaster ™)	227,393	(747,333)	(858,072)	(1,378,012)	10,509	(888,111)	(845,314)	(1,551)	(1,724,467)	(3,102,479)	6,146,055	3,043,576	681	(60,705)	(43,994)	(104,018)
Franklin Income Securities (IQ Annuity ™)	272,647	(173,289)	(2,051,034)	(1,951,676)	238,879	(1,794,194)	(551,649)	(6,063)	(2,113,027)	(4,064,703)	7,898,672	3,833,969	15,071	(117,255)	(38,475)	(140,659)
Franklin Income Securities (Pinnacle Plus ™)	107,558	(83,674)	(838,662)	(814,778)	50,927	(87,900)	(451,775)	(2,788)	(491,536)	(1,306,314)	2,781,627	1,475,313	3,509	(7,210)	(39,994)	(43,695)
Franklin Income Securities (IQ Advisor Enhanced ™)	507	141	(3,891)	(3,243)	—	—	—	—	—	(3,243)	10,732	7,489	—	—	—	—
Franklin Income Securities (IQ Advisor Standard ™)	255	(570)	(276)	(591)	—	(17)	(1,518)	—	(1,535)	(2,126)	4,015	1,889	—	(1)	(95)	(96)
Franklin Large Cap Growth Securities (AnnuiChoice ™)	6,398	(54,632)	(48,888)	(97,122)	1,421	(79,113)	(1,284)	(849)	(79,825)	(176,947)	375,780	198,833	120	(6,460)	1,658	(4,682)
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	1,462	(4,879)	(49,020)	(52,437)	182,691	(26,575)	(7,740)	(228)	148,148	95,711	44,287	139,998	18,544	(2,831)	(565)	15,148
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	6,402	(16,454)	(110,481)	(120,533)	3,412	(61,026)	(11,824)	(324)	(69,762)	(190,295)	379,491	189,196	271	(5,157)	(1,109)	(5,995)
Franklin Large Cap Growth Securities (Grandmaster ™)	1,069	2,409	(22,176)	(18,698)	—	(8,894)	(5,259)	(23)	(14,176)	(32,874)	63,956	31,082	—	(697)	(397)	(1,094)
Franklin Large Cap Growth Securities (IQ Annuity ™)	24,705	(102,260)	(157,697)	(235,252)	873	(108,122)	(8,975)	(996)	(117,220)	(352,472)	661,833	309,361	76	(8,770)	(3,962)	(12,656)
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	4,810	9,434	(113,244)	(99,000)	33,051	(5,858)	(13,236)	(330)	13,627	(85,373)	265,571	180,198	2,838	(639)	(1,102)	1,097
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	8,340	(39,483)	(845)	(31,988)	—	(4,033)	(17,374)	—	(21,407)	(53,395)	61,722	8,327	—	(359)	(3,605)	(3,964)
Franklin Mutual Shares Securities (AdvantEdge ™) (February 25)*	1,667	1,486	(25,771)	(22,618)	59,316	—	12,973	(168)	72,121	49,503	—	49,503	5,964	(22)	1,507	7,449
Franklin Mutual Shares Securities (AnnuiChoice ™)	72,830	(647,106)	(580,557)	(1,154,833)	9,049	(531,687)	(1,594,184)	(10,273)	(2,127,095)	(3,281,928)	4,417,396	1,135,468	687	(35,322)	(110,942)	(145,577)
Franklin Mutual Shares Securities (AnnuiChoice II ™)	9,606	(26,409)	(132,849)	(149,652)	129,094	(76,906)	41,851	(653)	93,386	(56,266)	323,920	267,654	13,860	(8,387)	4,179	9,652
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	69,655	(83,916)	(1,515,969)	(1,530,230)	123,291	(872,813)	(78,685)	(1,645)	(829,852)	(2,360,082)	4,491,883	2,131,801	7,861	(60,248)	(8,129)	(60,516)
Franklin Mutual Shares Securities (IQ Annuity ™)	41,433	(181,765)	(727,704)	(868,036)	53,875	(341,367)	(581,292)	(1,933)	(870,717)	(1,738,753)	2,879,671	1,140,918	3,618	(23,796)	(39,465)	(59,643)
Franklin Mutual Shares Securities (Pinnacle Plus ™)	33,857	(160,549)	(537,221)	(663,913)	51,703	(134,632)	(460,126)	(2,211)	(545,266)	(1,209,179)	2,004,668	795,489	3,489	(10,954)	(37,707)	(45,172)
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	15,818	8,041	(225,924)	(202,065)	—	(4,632)	217,801	—	213,169	11,104	431,510	442,614	—	(396)	19,123	18,727
Franklin Mutual Shares Securities(Grandmaster ™)	96,355	(1,098,095)	(436,088)	(1,437,828)	8,418	(826,574)	(454,715)	(1,168)	(1,274,039)	(2,711,867)	5,347,902	2,636,035	533	(56,329)	(6,983)	(62,779)
Franklin Small Cap Value Securities (AdvantEdge ™) (February 25)*	(8)	(1,538)	(14)	(1,560)	9,717	—	(7,879)	—	1,838	278	—	278	1,339	—	(1,299)	40
Franklin Small Cap Value Securities (Annuichoice ™)	183	(31,932)	(3,739)	(35,488)	—	(7,257)	130,549	(484)	122,808	87,320	23,141	110,461	—	(906)	17,015	16,109
Franklin Small Cap Value Securities (Annuichoice II ™)	176	(681)	(25,293)	(25,798)	33,986	(3,360)	19,945	—	50,571	24,773	31,469	56,242	4,294	(386)	2,104	6,012
Franklin Small Cap Value Securities (Grandmaster ™)	329	(1,619)	(23,908)	(25,198)	—	(5,057)	62,246	(9)	57,180	31,982	8,569	40,551	—	(634)	6,578	5,944
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	(20)	(1,813)	(1,542)	(3,375)	—	—	1,745	—	1,745	(1,630)	4,786	3,156	—	—	—	—
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	(45)	(14)	(8,256)	(8,315)	—	—	25,001	—	25,001	16,686	—	16,686	—	—	2,807	2,807
Franklin Small Cap Value Securities (IQ Annuuity ™)	721	(13,237)	(17,492)	(30,008)	23,090	(8,556)	72,812	(991)	86,355	56,347	624	56,971	2,734	(1,412)	8,331	9,653
Franklin Small Cap Value Securities (Pinnacle Plus ™)	254	3,570	(29,910)	(26,086)	1,553	(15,581)	87,241	(268)	72,945	46,859	11,881	58,740	186	(1,890)	10,426	8,722
Templeton Foriegn Securities Fund (AdvantEdge ™) (February 25)*	221	994	(7,524)	(6,309)	9,752	—	10,592	—	20,344	14,035	—	14,035	1,021	—	1,139	2,160

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	$28,005	$3,380	$(671,817)	$(640,432)	$12,569	$(370,281)	$(825,096)	$(1,766)	$(1,184,574)	$(1,825,006)	$2,438,253	$613,247	757	(20,308)	(45,046)	(64,597)
Templeton Foriegn Securities Fund (Grandmaster ™)	8,718	22,765	(261,132)	(229,649)	1,333	(84,680)	(148,299)	(128)	(231,774)	(461,423)	743,438	282,015	67	(4,486)	(7,694)	(12,113)
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	9,487	19,826	(305,576)	(276,263)	16,016	(8,561)	218,479	(1,049)	224,885	(51,378)	449,139	397,761	876	(578)	11,100	11,398
Templeton Foreign Securities Fund (AnnuiChoice ™)	36,579	199,437	(944,731)	(708,715)	5,006	(509,187)	(455,978)	(5,618)	(965,777)	(1,674,492)	2,503,252	828,760	317	(26,854)	(23,022)	(49,559)
Templeton Foreign Securities Fund (AnnuiChoice II ™)	4,229	(14,839)	(86,750)	(97,360)	64,747	(9,613)	46,544	(116)	101,562	4,202	162,822	167,024	6,432	(896)	4,102	9,638
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	2,029	(6,695)	(23,540)	(28,206)	1,489	(2,575)	(51,194)	—	(52,280)	(80,486)	103,896	23,410	94	(178)	(3,600)	(3,684)
Templeton Growth Securities (AdvantEdge ™) (February 25)*	277	(3,052)	(12,301)	(15,076)	52,453	—	17	(154)	52,316	37,240	—	37,240	5,978	(21)	(64)	5,893
Templeton Growth Securities (AnnuiChoice ™)	9,772	(167,034)	(323,894)	(481,156)	1,255	(56,328)	(670,377)	(4,347)	(729,797)	(1,210,953)	1,683,486	472,533	75	(4,213)	(41,171)	(45,309)
Templeton Growth Securities (AnnuiChoice II ™)	2,344	(7,898)	(115,974)	(121,528)	96,407	(14,456)	(10,759)	(578)	70,614	(50,914)	227,895	176,981	10,219	(1,746)	(1,070)	7,403
Templeton Growth Securities (GrandMaster flex3 ™)	8,651	(20,962)	(873,744)	(886,055)	8,154	(117,654)	(154,547)	(854)	(264,901)	(1,150,956)	2,278,202	1,127,246	519	(7,806)	(8,655)	(15,942)
Templeton Growth Securities (Grandmaster ™)	5,626	21,531	(477,151)	(449,994)	—	(60,154)	(98,847)	(271)	(159,272)	(609,266)	1,150,905	541,639	—	(4,668)	(6,050)	(10,718)
Templeton Growth Securities (IQ Annuity ™)	6,752	(290,235)	(399,896)	(683,379)	20,297	(530,774)	41,001	(1,262)	(470,738)	(1,154,117)	1,933,514	779,397	1,332	(38,291)	6,513	(30,446)
Templeton Growth Securities (Pinnacle Plus ™)	2,936	(17,114)	(368,186)	(382,364)	45,548	(57,952)	(130,453)	(1,002)	(143,859)	(526,223)	987,517	461,294	2,972	(4,192)	(9,027)	(10,247)
Templeton Growth Securities (IQ Advisor Standard ™)	830	4,198	(57,165)	(52,137)	—	—	239,976	—	239,976	187,839	—	187,839	—	—	21,804	21,804
Van Kampen LIT Comstock (AdvantEdge ™) (February 25)*	(31)	(4)	(1,050)	(1,085)	14,576	—	—	(7)	14,569	13,484	—	13,484	2,030	(1)	—	2,029
Van Kampen LIT Comstock (AnnuiChoice ™)	12,530	(37,861)	(266,948)	(292,279)	2,056	(57,377)	(99,758)	(2,576)	(157,655)	(449,934)	871,777	421,843	138	(3,999)	(8,848)	(12,709)
Van Kampen LIT Comstock (AnnuiChoice II ™)	531	1,926	(43,838)	(41,381)	77,661	—	7,923	(188)	85,396	44,015	53,949	97,964	8,433	(26)	1,211	9,618
Van Kampen LIT Comstock (GrandMaster flex3 ™)	6,648	(159,474)	(11,682)	(164,508)	49,490	(195,177)	(117,640)	(450)	(263,777)	(428,285)	653,721	225,436	3,302	(13,379)	(8,578)	(18,655)
Van Kampen LIT Comstock (Grandmaster ™)	2,202	1,279	(73,374)	(69,893)	—	(37,219)	(36,706)	(35)	(73,960)	(143,853)	253,553	109,700	—	(2,518)	(2,477)	(4,995)
Van Kampen LIT Comstock (IQ Annuity ™)	11,025	(25,110)	(340,109)	(354,194)	43,641	(174,138)	(49,159)	(701)	(180,357)	(534,551)	1,095,941	561,390	3,523	(12,823)	(3,734)	(13,034)
Van Kampen LIT Comstock (IQ Advisor Standard ™) (June 19)*	(55)	(186)	(5,361)	(5,602)	—	(869)	20,417	—	19,548	13,946	—	13,946	—	(89)	1,730	1,641
Van Kampen LIT Comstock (Pinnacle Plus ™)	2,948	(26,007)	(79,082)	(102,141)	2,426	(23,050)	(34,064)	(441)	(55,129)	(157,270)	309,327	152,057	180	(1,958)	(2,903)	(4,681)
Van Kampen LIT Capital Growth (AnnuiChoice ™)	(301)	(26,722)	(3,864)	(30,887)	115	(7,572)	(86,848)	(218)	(94,523)	(125,410)	129,812	4,402	9	(651)	(7,012)	(7,654)
Van Kampen LIT Capital Growth (AnnuiChoice II ™)	(71)	(15)	(4,380)	(4,466)	4,684	—	25	(36)	4,673	207	8,802	9,009	735	(4)	2	733
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)	(670)	(4,140)	(11,580)	(16,390)	—	(6,910)	(70,889)	(14)	(77,813)	(94,203)	95,944	1,741	—	(598)	(5,412)	(6,010)
Van Kampen LIT Capital Growth (Grandmaster ™)	(90)	82	(4,834)	(4,842)	—	(908)	1	(3)	(910)	(5,752)	10,579	4,827	—	(62)	—	(62)
Van Kampen LIT Capital Growth (IQ Annuity ™)	(4,059)	(119,226)	(86,741)	(210,026)	—	(29,777)	261,408	(557)	231,074	21,048	69,152	90,200	—	(2,478)	9,639	7,161
Van Kampen LIT Capital Growth (Pinnacle Plus ™)	(688)	(2,861)	(26,572)	(30,121)	3,406	(908)	31,909	(54)	34,353	4,232	27,739	31,971	268	(105)	2,493	2,656
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	12,133	(17,560)	(27,452)	(32,879)	2,233	(1,732)	64,171	(418)	64,254	31,375	128,630	160,005	237	(234)	6,024	6,027
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	7,496	1,340	(24,126)	(15,290)	52,908	(47)	8,923	(7)	61,777	46,487	50,187	96,674	5,423	(7)	948	6,364
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	22,147	(29,820)	(41,544)	(49,217)	1,333	(52,635)	(58,707)	(54)	(110,063)	(159,280)	323,972	164,692	78	(3,188)	(4,328)	(7,438)
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	41,313	(33,192)	(91,965)	(83,844)	4,773	(113,692)	(22,745)	(315)	(131,979)	(215,823)	553,644	337,821	576	(11,753)	(3,588)	(14,765)
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	38,580	(31,031)	(74,480)	(66,931)	21,217	(88,930)	20,947	(1,113)	(47,879)	(114,810)	426,287	311,477	1,265	(5,529)	1,069	(3,195)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	20,013	(14,894)	(53,259)	(48,140)	—	(5,104)	56,233	(451)	50,678	2,538	221,972	224,510	—	(387)	3,518	3,131
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	67	(1,138)	95	(976)	745	(758)	(10,556)	—	(10,569)	(11,545)	19,849	8,304	54	(55)	(725)	(726)
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™) (February 25)*	994	3,358	(21,801)	(17,449)	26,488	—	15,417	(18)	41,887	24,438	—	24,438	3,042	(3)	2,203	5,242
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	61,267	(240,243)	(542,121)	(721,097)	4,174	(163,676)	(563,089)	(4,504)	(727,095)	(1,448,192)	1,840,773	392,581	173	(4,994)	(16,198)	(21,019)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	5,993	15,396	(94,327)	(72,938)	105,040	(2,841)	24,809	(45)	126,963	54,025	41,373	95,398	9,372	(231)	1,777	10,918
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	55,327	(303,198)	(439,545)	(687,416)	4,308	(129,004)	47,812	(3,142)	(80,026)	(767,442)	1,354,686	587,244	132	(4,303)	4,740	569
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	33,717	89,247	(517,074)	(394,110)	—	(64,007)	133,491	(123)	69,361	(324,749)	610,545	285,796	—	(1,930)	3,301	1,371
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	61,579	(150,111)	(708,609)	(797,141)	45,380	(692,483)	(1,032,106)	(2,745)	(1,681,954)	(2,479,095)	2,862,503	383,408	1,633	(18,736)	(28,574)	(45,677)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	36,080	(157,104)	(302,967)	(423,991)	16,178	(66,372)	10,120	(632)	(40,706)	(464,697)	724,353	259,656	564	(2,552)	(1,062)	(3,050)
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	552	(12,678)	(4,220)	(16,346)	—	(1,317)	(111,498)	—	(112,815)	(129,161)	131,421	2,260	—	(47)	(4,119)	(4,166)
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice ™) (May 1)*	1,159	1,250	(16,540)	(14,131)	—	—	40,523	(82)	40,441	26,310	—	26,310	—	(11)	4,314	4,303
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice II ™) (May 1)*	5,535	(4,319)	(10,305)	(9,089)	44,511	—	(20,215)	(2)	24,294	15,205	—	15,205	4,656	—	(2,166)	2,490
Van Kampen UIF U.S. Mid Cap Value (Grandmaster ™) (May 1)*	(16)	(5)	(1,557)	(1,578)	—	—	6,588	—	6,588	5,010	—	5,010	—	—	821	821
Van Kampen UIF U.S. Mid Cap Value (IQ Annuity ™) (May 1)*	573	(1,202)	(9,090)	(9,719)	3,718	(1,172)	46,747	(169)	49,124	39,405	—	39,405	380	(223)	6,308	6,465
Van Kampen UIF U.S. Mid Cap Value (Pinnacle Plus ™) (May 1)*	(4)	(1)	(350)	(355)	1,184	—	1	—	1,185	830	—	830	136	—	—	136

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (AdvantEdge ™) (February 25)*	$(18)	$(10)	$(2,441)	$(2,469)	$5,968	$—	$—	$—	$5,968	$3,499	$—	$3,499	569	—	—	569
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	37,993	(31,497)	(189,808)	(183,312)	13,236	(44,588)	90,665	(1,121)	58,192	(125,120)	421,306	296,186	1,944	(5,865)	11,912	7,991
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	16,484	41,982	(163,490)	(105,024)	165,438	(13,141)	59,307	(55)	211,549	106,525	58,884	165,409	21,662	(1,766)	7,498	27,394
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	31,958	(143,475)	(99,662)	(211,179)	20,933	(105,625)	(51,937)	(589)	(137,218)	(348,397)	603,437	255,040	1,149	(5,829)	(4,802)	(9,482)
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	31,558	(76,334)	(123,830)	(168,606)	3,140	(81,940)	(92,116)	(170)	(171,086)	(339,692)	567,779	228,087	139	(3,923)	(4,810)	(8,594)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	35,956	(98,286)	(98,845)	(161,175)	6,677	(116,879)	57,104	(226)	(53,324)	(214,499)	493,556	279,057	1,022	(17,101)	11,406	(4,673)
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	80,441	(333,671)	1,938	(251,292)	33,396	(132,199)	158,662	(1,266)	58,593	(192,699)	482,251	289,552	1,727	(6,603)	4,525	(351)
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	32,552	(1,105)	(157,040)	(125,593)	—	(5,364)	(23,339)	—	(28,703)	(154,296)	322,921	168,625	—	(339)	(2,459)	(2,798)
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)	9,846	29,699	(287,237)	(247,692)	660	(8,014)	(77,840)	(1,885)	(87,079)	(334,771)	769,630	434,859	50	(774)	(6,005)	(6,729)
DWS Small Cap Index (AnnuiChoice II ™)	503	771	(11,869)	(10,595)	12,630	(2,174)	(3,786)	(24)	6,646	(3,949)	26,104	22,155	1,373	(231)	(381)	761
DWS Small Cap Index (GrandMaster flex3 ™)	1,084	(70,386)	16,188	(53,114)	30	(14,930)	38,561	(400)	23,261	(29,853)	174,438	144,585	4	(1,294)	4,706	3,416
DWS Small Cap Index (Grandmaster ™)	1,552	2,047	(49,859)	(46,260)	—	(19,455)	12,762	(1)	(6,694)	(52,954)	144,161	91,207	—	(1,554)	1,299	(255)
DWS Small Cap Index (IQ3 ™)	5,149	(12,329)	(188,705)	(195,885)	13,445	(63,828)	59,646	(991)	8,272	(187,613)	534,015	346,402	1,168	(5,108)	4,025	85
DWS Small Cap Index (Pinnacle Plus ™)	935	(14,842)	(37,284)	(51,191)	583	(54,711)	(946)	(85)	(55,159)	(106,350)	187,940	81,590	41	(4,086)	(24)	(4,069)
DWS Small Cap Index (IQ Advisor Standard ™)	(53)	(218)	(6,161)	(6,432)	—	(838)	20,416	—	19,578	13,146	—	13,146	—	(84)	1,633	1,549
Advisor Class:
Pimco VIT All Asset (AnnuiChoice ™) (May 1)*	2,853	(2,417)	(10,039)	(9,603)	—	(148)	72,741	(94)	72,499	62,896	—	62,896	—	(27)	7,651	7,624
Pimco VIT All Asset (AnnuiChoice II ™) (February 25)*	3,251	126	(16,383)	(13,006)	59,370	—	21,023	(1)	80,392	67,386	—	67,386	5,991	—	2,116	8,107
Pimco VIT All Asset (Grandmaster ™) (May 1)*	478	(1,581)	(1,341)	(2,444)	—	—	14,169	(5)	14,164	11,720	—	11,720	—	(1)	1,425	1,424
Pimco VIT All Asset (GrandMaster flex3 ™) (February 25)*	2,196	(126)	(12,376)	(10,306)	—	—	64,419	(3)	64,416	54,110	—	54,110	—	—	6,584	6,584
Pimco VIT All Asset (IQ Annuity ™) (May 1)*	716	(463)	(2,996)	(2,743)	5,413	(119)	13,529	(51)	18,772	16,029	—	16,029	669	(21)	1,301	1,949
Pimco VIT All Asset (Pinnacle Plus ™) (May 1)*	218	(3,643)	(244)	(3,669)	1,580	—	3,514	(32)	5,062	1,393	—	1,393	170	(3)	3	170
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™) (February 25)*	355	(7,075)	(6,033)	(12,753)	41,873	—	(22,646)	(18)	19,209	6,456	—	6,456	3,918	(3)	(2,568)	1,347
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™) (May 1)*	6,588	(35,382)	(117,430)	(146,224)	994	(2,562)	254,150	(333)	252,249	106,025	—	106,025	224	(307)	22,291	22,208
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™) (February 25)*	5,790	(440)	(110,043)	(104,693)	124,491	—	90,906	(9)	215,388	110,695	—	110,695	13,657	(1)	9,374	23,030
Pimco VIT Commodity Real Return Strategy (Grandmaster ™) (May 1)*	514	(6,475)	(11,248)	(17,209)	—	(633)	26,355	—	25,722	8,513	—	8,513	—	(99)	1,886	1,787
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™) (May 1)*	3,587	(2,483)	(55,677)	(54,573)	200	(26)	126,712	(2)	126,884	72,311	—	72,311	43	(3)	15,163	15,203
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™) (May 1)*	7,846	(87,162)	(77,778)	(157,094)	7,509	(85,622)	303,639	(632)	224,894	67,800	—	67,800	825	(8,818)	22,238	14,245
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™) (May 1)*	1,799	(43,907)	3,419	(38,689)	—	(3,424)	57,459	(97)	53,938	15,249	—	15,249	—	(453)	3,662	3,209
Pimco VIT Low Duration (AnnuiChoice ™) (May 1)*	413	291	(740)	(36)	—	—	28,513	(28)	28,485	28,449	—	28,449	—	(3)	2,929	2,926
Pimco VIT Low Duration (AnnuiChoice II ™) (February 25)*	200	135	(320)	15	—	—	14,349	—	14,349	14,364	—	14,364	—	—	1,483	1,483
Pimco VIT Low Duration (GrandMaster flex3 ™) (November 24)*	1,071	614	(2,317)	(632)	—	(2,389)	73,669	(40)	71,240	70,608	—	70,608	—	(250)	7,540	7,290
Pimco VIT Low Duration (IQ Annuity ™) (May 1)*	4,423	(6,623)	(6,234)	(8,434)	1,458	(36,778)	212,735	(72)	177,343	168,909	—	168,909	147	(3,801)	21,081	17,427
Pimco VIT Low Duration (Pinnacle Plus ™) (May 1)*	455	417	(279)	593	—	—	41,847	(21)	41,826	42,419	—	42,419	—	(2)	4,385	4,383
Pimco VIT Real Return (AdvantEdge ™) (February 25)*	129	(9)	(2,044)	(1,924)	16,270	—	(1)	—	16,269	14,345	—	14,345	1,612	—	—	1,612
Pimco VIT Real Return (AnnuiChoice ™) (May 1)*	1,786	(14,372)	(5,525)	(18,111)	—	(27,090)	161,577	(365)	134,122	116,011	—	116,011	—	(3,109)	16,080	12,971
Pimco VIT Real Return (AnnuiChoice II ™) (February 25)*	1,112	(30)	(9,394)	(8,312)	78,473	—	22,021	(1)	100,493	92,181	—	92,181	7,955	—	2,370	10,325
Pimco VIT Real Return (IQ Annuity ™) (May 1)*	9,402	(15,900)	(67,459)	(73,957)	30,583	(91,423)	768,067	(905)	706,322	632,365	—	632,365	3,203	(9,878)	77,595	70,920
Pimco VIT Real Return (Grandmaster ™) (May 1)*	1,089	(6,073)	(5,093)	(10,077)	—	(84,968)	248,404	(30)	163,406	153,329	—	153,329	—	(9,678)	26,862	17,184
Pimco VIT Real Return (GrandMaster flex3 ™) (May 1)*	931	(13,131)	5,036	(7,164)	—	(37,047)	212,253	(18)	175,188	168,024	—	168,024	—	(4,279)	23,136	18,857
Pimco VIT Real Return (Pinnacle Plus ™) (May 1)*	666	(76)	(8,729)	(8,139)	31,340	(168)	72,698	(77)	103,793	95,654	—	95,654	3,482	(26)	7,288	10,744
Pimco VIT Total Return (AdvantEdge ™) (February 25)*	1,443	(282)	(1,239)	(78)	58,358	—	97,229	(264)	155,323	155,245	—	155,245	5,766	(27)	9,573	15,312
Pimco VIT Total Return (AnnuiChoice ™) (May 1)*	21,022	5,554	21,427	48,003	—	(20,465)	1,054,174	(1,315)	1,032,394	1,080,397	—	1,080,397	—	(2,244)	109,898	107,654
Pimco VIT Total Return (AnnuiChoice II ™) (February 25)*	3,835	(456)	298	3,677	128,780	(25,820)	66,336	(50)	169,246	172,923	—	172,923	12,944	(2,657)	6,716	17,003
Pimco VIT Total Return (IQ Annuity ™) (May 1)*	13,446	(659)	(3,959)	8,828	38,291	(88,216)	878,624	(379)	828,320	837,148	—	837,148	3,932	(9,076)	88,815	83,671
Pimco VIT Total Return (Grandmaster ™) (May 1)*	10,130	37,209	6,045	53,384	—	(47,543)	255,379	(127)	207,709	261,093	—	261,093	—	(4,913)	30,991	26,078
Pimco VIT Total Return (GrandMaster flex3 ™) (May 1)*	8,165	(1,637)	8,914	15,442	200	(2,603)	697,423	(301)	694,719	710,161	—	710,161	20	(297)	71,304	71,027

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of period	Net assets, end of period	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Advisor Class 2 (continued):
Pimco VIT Total Return (Pinnacle Plus ™) (May 1)*	$7,871	$3,411	$8,152	$19,434	$32,921	$(2,172)	$418,985	$(229)	$449,505	$468,939	$—	$468,939	3,471	(247)	43,716	46,940
Investor Class:
Rydex VT Absolute Return Strategies (AdvantEdge ™) (February 25)*	(69)	(1,053)	(2,069)	(3,191)	18,605	—	(5,457)	(67)	13,081	9,890	—	9,890	1,818	(7)	(632)	1,179
Rydex VT Absolute Return Strategies (AnnuiChoice ™) (May 1)*	54	(2,200)	(9,254)	(11,400)	4,993	(2,068)	77,246	(189)	79,982	68,582	—	68,582	514	(229)	7,968	8,253
Rydex VT Absolute Return Strategies (AnnuiChoice II ™) (February 25)*	68	(39)	(3,544)	(3,515)	33,836	—	5,985	(4)	39,817	36,302	—	36,302	3,655	—	658	4,313
Rydex VT Absolute Return Strategies (Grandmaster ™) (May 1)*	3	—	28	31	—	—	1,247	(1)	1,246	1,277	—	1,277	—	—	154	154
Rydex VT Absolute Return Strategies (IQ Annuity ™) (May 1)*	(2,715)	(36,380)	(6,250)	(45,345)	6,654	(29,445)	120,560	(555)	97,214	51,869	—	51,869	810	(3,102)	8,553	6,261
Rydex VT Hedged Equity (AnnuiChoice ™) (May 1)*	359	(128)	(7,226)	(6,995)	—	(164)	64,166	(140)	63,862	56,867	—	56,867	—	(37)	7,169	7,132
Rydex VT Hedged Equity (AnnuiChoice II ™) (February 25)*	181	(11)	(2,608)	(2,438)	21,559	—	2,278	(1)	23,836	21,398	—	21,398	2,355	—	256	2,611
Rydex VT Hedged Equity (IQ Annuity ™) (May 1)*	68	(4,527)	(3,725)	(8,184)	143	—	31,195	(55)	31,283	23,099	—	23,099	17	(7)	2,896	2,906
Rydes VT Hedged Equity (Pinnacle Plus ™) (May 1)*	55	(7)	(861)	(813)	1,580	—	9,614	—	11,194	10,381	—	10,381	176	—	1,132	1,308
Rydex VT Sector Rotation (AdvantEdge ™) (February 25)*	(2)	—	29	27	—	—	1,961	—	1,961	1,988	—	1,988	—	—	299	299
Rydex VT Sector Rotation (AnnuiChoice ™) (May 1)*	(232)	(1,833)	(38,813)	(40,878)	—	(259)	123,960	(295)	123,406	82,528	—	82,528	—	(70)	12,800	12,730
Rydex VT Sector Rotation (AnnuiChoice II ™) (February 25)*	(2)	—	(388)	(390)	—	—	2,277	—	2,277	1,887	—	1,887	—	—	283	283
Rydex VT Sector Rotation (IQ Annuity ™) (May 1)*	(153)	(187)	(12,708)	(13,048)	15,798	(1,555)	39,978	(40)	54,181	41,133	—	41,133	2,200	(181)	4,345	6,364
Rydex VT Sector Rotation (GrandMaster flex3 ™) (May 1)*	(103)	(24)	(6,821)	(6,948)	—	—	18,295	(2)	18,293	11,345	—	11,345	—	—	1,757	1,757
Rydes VT Sector Rotation (Pinnacle Plus ™) (May 1)*	(81)	(13)	(4,189)	(4,283)	—	—	14,044	—	14,044	9,761	—	9,761	—	—	1,513	1,513
Rydex VT Managed Futures Strategies (IQ Annuity ™) (November 24)*	—	—	(288)	(288)	25,000	—	—	—	25,000	24,712	—	24,712	2,599	—	—	2,599
Rydex VT Managed Futures Strategies (Pinnacle Plus ™) (November 24)*	(30)	(1)	(944)	(975)	—	—	22,698	(11)	22,687	21,712	—	21,712	—	(1)	2,285	2,284

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice ™)	$3,423	$12,133	$(763)	$14,793	$—	$(4,122)	$(6,532)	$(795)	$(11,449)	$3,344	$358,535	$361,879	—	(389)	(514)	(903)
Touchstone Aggressive ETF (GrandMaster flex3 ™)	6,925	141,169	(62,097)	85,997	309,701	(78,120)	(113,203)	(285)	118,093	204,090	1,974,394	2,178,484	25,643	(6,319)	(8,269)	11,055
Touchstone Aggressive ETF (Grandmaster ™)	(446)	44,464	(25,291)	18,727	—	(13,052)	(171,085)	(18)	(184,155)	(165,428)	361,448	196,020	—	(1,020)	(13,503)	(14,523)
Touchstone Aggressive ETF (IQ Annuity ™)	19,501	151,990	(35,552)	135,939	133,041	(181,188)	(8,246)	(626)	(57,019)	78,920	3,887,280	3,966,200	10,697	(14,892)	(753)	(4,948)
Touchstone Aggressive ETF (Pinnacleplus ™)	506	4,397	(435)	4,468	26,832	—	12,842	(437)	39,237	43,705	106,427	150,132	2,251	(36)	1,078	3,293
Touchstone Aggressive ETF (IQ Advisor Standard ™)	273	558	28	859	—	—	(1)	(30)	(31)	828	19,132	19,960	—	(2)	—	(2)
Touchstone Balanced (AnnuiChoice ™)	93,653	140,393	(141,368)	92,678	11,891	(206,403)	157,049	(14,485)	(51,948)	40,730	2,076,594	2,117,324	892	(15,471)	11,040	(3,539)
Touchstone Balanced (AnnuiChoice ™ 2) (April 27)*	2,650	2,370	(4,076)	944	21,287	(132)	36,934	(4)	58,085	59,029	—	59,029	1,985	(12)	3,386	5,359
Touchstone Balanced (GrandMaster flex3 ™)	41,294	86,242	(77,084)	50,452	13,780	(206,768)	(80,353)	(1,121)	(274,462)	(224,010)	1,369,569	1,145,559	1,017	(15,062)	(5,732)	(19,777)
Touchstone Balanced (Grandmaster ™)	16,152	21,063	(16,110)	21,105	1,500	(86,330)	48,235	(70)	(36,665)	(15,560)	431,465	415,905	118	(6,702)	4,036	(2,548)
Touchstone Balanced (IQ Annuity ™)	46,025	114,333	(106,550)	53,808	78,474	(271,177)	(17,188)	(1,610)	(211,501)	(157,693)	1,359,919	1,202,226	5,605	(19,334)	(1,272)	(15,001)
Touchstone Balanced (Pinnacleplus ™)	11,537	33,036	(22,658)	21,915	11,891	(81,196)	(122,543)	(1,833)	(193,681)	(171,766)	524,561	352,795	835	(6,118)	(8,377)	(13,660)
Touchstone Baron Small Cap (AnnuiChoice ™)	(25,007)	583,302	(512,495)	45,800	3,829	(185,269)	1,664	(12,622)	(192,398)	(146,598)	2,398,221	2,251,623	255	(10,624)	64	(10,305)
Touchstone Baron Small Cap (AnnuiChoice ™ 2)	(466)	13,883	(18,344)	(4,927)	88,817	(647)	15,779	(42)	103,907	98,980	13,597	112,577	7,296	(58)	1,372	8,610
Touchstone Baron Small Cap (GrandMaster flex3 ™)	(20,334)	330,837	(296,977)	13,526	43,875	(265,392)	109,400	(1,329)	(113,446)	(99,920)	1,476,115	1,376,195	2,637	(15,796)	6,062	(7,097)
Touchstone Baron Small Cap (Grandmaster ™)	(5,269)	67,475	(57,130)	5,076	718	(105,804)	43,588	(62)	(61,560)	(56,484)	386,610	330,126	47	(7,029)	2,811	(4,171)
Touchstone Baron Small Cap (IQ Annuity ™)	(50,677)	618,265	(519,422)	48,166	118,053	(307,761)	(76,321)	(1,157)	(267,186)	(219,020)	3,427,113	3,208,093	6,459	(17,016)	(4,188)	(14,745)
Touchstone Baron Small Cap (Pinnacleplus ™)	(9,393)	138,902	(127,385)	2,124	129,702	(21,601)	(85,084)	(1,485)	21,532	23,656	485,834	509,490	7,328	(1,296)	(4,953)	1,079
Touchstone Baron Small Cap (IQ Advisor Enhanced ™)	(49)	786	(624)	113	—	—	(8)	—	(8)	105	5,832	5,937	—	—	—	—
Touchstone Baron Small Cap (IQ Advisor Standard ™)	(1,177)	30,060	(25,888)	2,995	45,477	(917)	(6,408)	—	38,152	41,147	174,878	216,025	2,811	(56)	(402)	2,353
Touchstone Conservative ETF (AnnuiChoice ™)	6,794	14,335	20,405	41,534	—	(6,343)	(115,945)	(1,099)	(123,387)	(81,853)	976,307	894,454	—	(646)	(10,309)	(10,955)
Touchstone Conservative ETF (GrandMaster flex3 ™)	449	79,867	8,111	88,427	42,000	(113,211)	(247,104)	(602)	(318,917)	(230,490)	2,080,526	1,850,036	3,808	(10,141)	(21,253)	(27,586)
Touchstone Conservative ETF (Grandmaster ™)	454	38,534	(2,515)	36,473	—	(246,098)	77,771	(40)	(168,367)	(131,894)	810,264	678,370	—	(21,619)	7,139	(14,480)
Touchstone Conservative ETF (IQ Annuity ™)	9,060	83,530	(14,903)	77,687	317,354	(170,602)	412,958	(3,088)	556,622	634,309	938,634	1,572,943	28,097	(15,301)	38,964	51,760
Touchstone Conservative ETF (Pinnacleplus ™)	748	1,087	6,006	7,841	—	(1,637)	187,424	(7)	185,780	193,621	38,068	231,689	—	(147)	16,982	16,835
Touchstone Conservative ETF (IQ Advisor Standard ™)	1,514	393	4,358	6,265	—	—	6	—	6	6,271	122,405	128,676	—	—	—	—
Touchstone Core Bond (AnnuiChoice ™)	75,864	20,320	(17,582)	78,602	3,120	(403,361)	753,263	(11,391)	341,631	420,233	1,708,273	2,128,506	395	(33,992)	61,007	27,410
Touchstone Core Bond (AnnuiChoice ™ 2)	2,161	70	(977)	1,254	3,058	(14,792)	46,328	(44)	34,550	35,804	20,134	55,938	296	(1,417)	4,422	3,301
Touchstone Core Bond (GrandMaster flex3 ™)	16,678	5,253	(300)	21,631	(154)	(106,162)	93,735	(2,629)	(15,210)	6,421	585,959	592,380	27	(9,636)	8,235	(1,374)
Touchstone Core Bond (Grandmaster ™)	3,452	1,240	84	4,776	—	(30,704)	55,859	(21)	25,134	29,910	88,211	118,121	—	(2,879)	5,274	2,395
Touchstone Core Bond (IQ Annuity ™)	28,836	28,822	(11,290)	46,368	114,742	(142,207)	285,922	(1,181)	257,276	303,644	674,748	978,392	9,771	(12,223)	25,453	23,001
Touchstone Core Bond (Pinnacleplus ™)	23,876	4,547	(6,822)	21,601	41,880	(33,159)	328,141	(1,309)	335,553	357,154	383,053	740,207	4,012	(3,276)	31,178	31,914
Touchstone Core Bond (IQ Advisor Standard ™) (August 16)*	7,892	1,445	(5,211)	4,126	147,379	(1,997)	37,173	—	182,555	186,681	—	186,681	13,393	(182)	3,571	16,782
Touchstone Eagle Capital Appreciation (AnnuiChoice ™)	(4,041)	142,253	(164,823)	(26,611)	316	(162,709)	621,572	(6,709)	452,470	425,859	803,697	1,229,556	89	(17,121)	61,398	44,366
Touchstone Eagle Capital Appreciation (AnnuiChoice ™ 2)	(318)	2,301	(5,812)	(3,829)	54,834	(18,145)	28,538	(156)	65,071	61,242	40,955	102,197	4,766	(1,613)	2,515	5,668
Touchstone Eagle Capital Appreciation (GrandMaster flex3 ™)	(5,850)	92,518	(113,315)	(26,647)	(608)	(196,713)	482,978	(2,900)	282,757	256,110	319,629	575,739	—	(15,561)	36,039	20,478
Touchstone Eagle Capital Appreciation (Grandmaster ™) (April 27)*	(504)	(1,204)	(3,591)	(5,299)	1,360	(8,894)	89,270	(30)	81,706	76,407	—	76,407	101	(647)	6,458	5,912
Touchstone Eagle Capital Appreciation (IQ Annuity ™)	(6,814)	50,765	(99,287)	(55,336)	1,201	(129,248)	615,472	(779)	486,646	431,310	283,390	714,700	121	(13,152)	58,991	45,960
Touchstone Eagle Capital Appreciation (Pinnacleplus ™)	(1,151)	18,568	(23,319)	(5,902)	2,700	(62,470)	120,482	(152)	60,560	54,658	98,674	153,332	183	(4,394)	8,167	3,956
Touchstone Mid Cap Growth (AnnuiChoice ™)	101,585	628,995	(304,978)	425,602	99,310	(394,393)	921,602	(18,471)	608,048	1,033,650	3,145,746	4,179,396	5,614	(23,632)	52,224	34,206
Touchstone Mid Cap Growth (AnnuiChoice ™ 2)	20,693	106,014	(84,784)	41,923	680,733	—	50,937	(100)	731,570	773,493	85,093	858,586	57,975	(8)	4,299	62,266
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	66,138	552,184	(411,522)	206,800	29,527	(310,216)	912,568	(3,379)	628,500	835,300	1,924,846	2,760,146	1,812	(18,501)	49,807	33,118
Touchstone Mid Cap Growth (Grandmaster ™)	9,265	59,450	(48,186)	20,529	70	(11,271)	272,318	(92)	261,025	281,554	99,499	381,053	5	(736)	17,730	16,999
Touchstone Mid Cap Growth (IQ Annuity ™)	60,917	383,377	(368,643)	75,651	22,731	(597,909)	2,504,772	(2,357)	1,927,237	2,002,888	843,286	2,846,174	1,278	(33,748)	136,739	104,269
Touchstone Mid Cap Growth (Pinnacleplus ™)	12,146	79,527	(56,147)	35,526	57,051	(11,508)	297,720	(399)	342,864	378,390	206,571	584,961	3,320	(649)	16,311	18,982
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	3,282	15,409	(23,044)	(4,353)	—	(2,307)	59,076	—	56,769	52,416	61,271	113,687	—	(144)	2,835	2,691
Touchstone Large Cap Core Equity (AnnuiChoice ™)	4,551	13,908	(9,258)	9,201	(248)	(64,059)	50,936	(1,880)	(15,251)	(6,050)	235,116	229,066	17	(5,473)	4,142	(1,314)
Touchstone Large Cap Core Equity (AnnuiChoice ™ 2)	390	1,518	(1,129)	779	20,378	(14,969)	(2,003)	(73)	3,333	4,112	20,727	24,839	1,738	(1,280)	(172)	286
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	25,577	127,098	(134,481)	18,194	116,280	(85,263)	(166,825)	(2,751)	(138,559)	(120,365)	1,452,212	1,331,847	8,568	(6,881)	(15,266)	(13,579)
Touchstone Large Cap Core Equity (Grandmaster ™)	50	1,849	(1,375)	524	—	(641)	(15,303)	(10)	(15,954)	(15,430)	20,970	5,540	—	(50)	(1,186)	(1,236)
Touchstone Large Cap Core Equity (IQ Annuity ™)	10,708	34,152	(68,847)	(23,987)	8,715	(124,416)	413,421	(888)	296,832	272,845	326,906	599,751	715	(10,227)	30,990	21,478

See accompanying notess.

* - 2007 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacleplus™)	$1,954	$13,507	$(8,561)	$6,900	$400	$(14,878)	$9,159	$(118)	$(5,437)	$1,463	$151,401	$152,864	28	(1,049)	745	(276)
Touchstone Large Cap Core Equity (IQ Advisor Standard™)	3,614	664	(11,247)	(6,969)	47,005	(4,022)	68,874	—	111,857	104,888	30,190	135,078	3,430	(298)	4,768	7,900
Touchstone Enhanced ETF (AnnuiChoice™)	11,521	15,739	6,379	33,639	(202)	(11,537)	(7,997)	(2,400)	(22,136)	11,503	1,115,603	1,127,106	—	(1,083)	(596)	(1,679)
Touchstone Enhanced ETF (GrandMaster flex3™)	16,181	876,661	(474,416)	418,426	51,322	(74,085)	(4,511,896)	(3,966)	(4,538,625)	(4,120,199)	14,018,640	9,898,441	3,986	(5,961)	(347,740)	(349,715)
Touchstone Enhanced ETF (Grandmaster™)	9,898	34,141	(6,247)	37,792	—	(21,114)	17,088	(53)	(4,079)	33,713	1,451,904	1,485,617	—	(1,594)	1,260	(334)
Touchstone Enhanced ETF (IQ Annuity™)	36,269	182,072	(78,624)	139,717	669,132	(206,120)	(153,292)	(1,345)	308,375	448,092	5,779,360	6,227,452	51,388	(16,135)	(11,565)	23,688
Touchstone Enhanced ETF (Pinnacleplus™)	1,090	3,150	(801)	3,439	—	(1,027)	67,340	(111)	66,202	69,641	182,429	252,070	—	(88)	5,244	5,156
Touchstone Enhanced ETF (IQ Advisor Enhanced™)	556	1,580	(717)	1,419	—	(4,632)	5	—	(4,627)	(3,208)	48,390	45,182	—	(339)	—	(339)
Touchstone Enhanced ETF (IQ Advisor Standard™)	3,323	54,432	(35,196)	22,559	—	—	(318,012)	—	(318,012)	(295,453)	603,907	308,454	—	—	(22,365)	(22,365)
Touchstone Growth & Income (AnnuiChoice™)	5,355	12,118	(9,932)	7,541	261	(12,485)	(30,935)	(959)	(44,118)	(36,577)	214,632	178,055	21	(1,005)	(2,262)	(3,246)
Touchstone Growth & Income (GrandMaster flex3™)	1,946	6,949	(6,346)	2,549	67	(16,370)	(36,365)	(459)	(53,127)	(50,578)	140,162	89,584	5	(1,299)	(2,838)	(4,132)
Touchstone Growth & Income (Grandmaster™)	624	1,567	(1,743)	448	—	(3,954)	13,630	(15)	9,661	10,109	10,475	20,584	—	(299)	1,080	781
Touchstone Growth & Income (IQ Annuity™)	7,137	24,964	(23,730)	8,371	339	(45,471)	(34,098)	(325)	(79,555)	(71,184)	361,976	290,792	25	(3,442)	(2,633)	(6,050)
Touchstone Growth & Income (Pinnacleplus™)	2,976	17,910	(13,630)	7,256	101,906	(4,841)	(88,585)	(113)	8,367	15,623	116,265	131,888	7,295	(351)	(6,016)	928
Touchstone High Yield (AnnuiChoice™)	44,524	14,494	(51,894)	7,124	6,685	(115,651)	(133,267)	(3,936)	(246,169)	(239,045)	832,078	593,033	493	(7,971)	(8,852)	(16,330)
Touchstone High Yield (AnnuiChoice™ 2) (April 27)*	7,267	(8)	(7,871)	(612)	30,773	(501)	57,921	—	88,193	87,581	—	87,581	2,868	(48)	5,488	8,308
Touchstone High Yield (GrandMaster flex3™)	67,562	21,410	(84,577)	4,395	17,393	(234,016)	(50,360)	(1,365)	(268,348)	(263,953)	1,253,340	989,387	1,262	(16,808)	(3,477)	(19,023)
Touchstone High Yield (Grandmaster™)	6,964	(13,674)	7,282	572	—	(310,148)	(167,621)	(52)	(477,821)	(477,249)	592,543	115,294	—	(26,711)	(14,565)	(41,276)
Touchstone High Yield (IQ Annuity™)	60,291	26,237	(79,473)	7,055	42,822	(121,406)	41,357	(866)	(38,093)	(31,038)	873,958	842,920	2,929	(8,445)	3,188	(2,328)
Touchstone High Yield (Pinnacleplus™)	25,030	(140)	(24,837)	53	4,917	(8,863)	27,047	(255)	22,846	22,899	334,880	357,779	394	(736)	2,191	1,849
Touchstone High Yield (IQ Advisor Standard™)	21,074	13,614	(15,618)	19,070	400,531	(419,300)	(402,198)	—	(420,967)	(401,897)	670,150	268,253	32,790	(34,362)	(32,865)	(34,437)
Touchstone Moderate ETF (AnnuiChoice™)	15,904	58,107	79,481	153,492	(645)	(162,240)	(35,808)	(5,424)	(204,117)	(50,625)	3,690,507	3,639,882	—	(14,004)	(2,959)	(16,963)
Touchstone Moderate ETF (GrandMaster flex3™)	(9,870)	130,486	117,899	238,515	127,429	(241,753)	374,842	(2,161)	258,357	496,872	6,093,998	6,590,870	10,948	(20,727)	33,158	23,379
Touchstone Moderate ETF (Grandmaster™)	536	35,954	(11,876)	24,614	3,015	(23,719)	(111,633)	(20)	(132,357)	(107,743)	760,914	653,171	256	(1,976)	(9,725)	(11,445)
Touchstone Moderate ETF (IQ Annuity™)	3,414	75,496	4,671	83,581	505,409	(370,229)	219,415	(4,287)	350,308	433,889	2,567,463	3,001,352	42,149	(31,740)	18,038	28,447
Touchstone Moderate ETF (Pinnacleplus™)	(748)	6,607	2,865	8,724	9,081	(20,632)	9,575	(403)	(2,379)	6,345	260,294	266,639	781	(1,816)	807	(228)
Touchstone Moderate ETF (IQ Advisor Enhanced™)	343	310	1,514	2,167	—	—	(4)	—	(4)	2,163	49,360	51,523	—	—	—	—
Touchstone Moderate ETF (IQ Advisor Standard™)	1,069	756	3,601	5,426	—	—	—	(30)	(30)	5,396	117,878	123,274	—	(2)	—	(2)
Touchstone Money Market (AnnuiChoice™)	2,567	—	—	2,567	(161)	(13,555)	3	(738)	(14,451)	(11,884)	71,795	59,911	—	(1,318)	1	(1,317)
Touchstone Money Market (Grandmaster™)	264,698	—	—	264,698	68,318	(2,849,619)	3,118,183	(2,558)	334,324	599,022	5,962,770	6,561,792	6,409	(265,798)	293,903	34,514
Touchstone Money Market (IQ Annuity™)	33,937	—	—	33,937	—	(687,391)	782,767	(717)	94,659	128,596	452,888	581,484	—	(64,035)	74,320	10,285
Touchstone Money Market (IQ Annuity™)	3,863	—	—	3,863	—	(17,614)	(15,629)	(219)	(33,462)	(29,599)	135,956	106,357	—	(1,686)	(1,482)	(3,168)
Touchstone Third Avenue Value (AnnuiChoice™)	(26,671)	1,975,196	(2,319,195)	(370,670)	126,979	(1,208,660)	2,176,063	(53,480)	1,040,902	670,232	8,302,193	8,972,425	6,008	(58,929)	98,285	45,364
Touchstone Third Avenue Value (AnnuiChoice™ 2)	243	39,534	(75,942)	(36,165)	462,221	(46,370)	158,449	(513)	573,787	537,622	40,785	578,407	41,031	(4,153)	13,816	50,694
Touchstone Third Avenue Value (GrandMaster flex3™)	(43,051)	824,269	(971,333)	(190,115)	248,122	(1,184,577)	797,093	(4,294)	(143,656)	(333,771)	5,629,691	5,295,920	14,132	(67,366)	44,400	(8,834)
Touchstone Third Avenue Value (Grandmaster™)	(15,963)	306,363	(449,659)	(159,259)	5,148	(676,445)	1,393,185	(507)	721,381	562,122	1,983,512	2,545,634	306	(41,009)	80,709	40,006
Touchstone Third Avenue Value (IQ Annuity™)	(57,586)	1,254,676	(1,385,605)	(188,515)	650,474	(1,413,944)	(540,157)	(6,708)	(1,310,335)	(1,498,850)	8,050,076	6,551,226	34,576	(76,727)	(28,164)	(70,315)
Touchstone Third Avenue Value (Pinnacleplus™)	(18,430)	340,428	(419,452)	(97,454)	243,206	(143,536)	178,581	(2,233)	276,018	178,564	1,618,084	1,796,648	12,042	(7,241)	7,638	12,439
Touchstone Third Avenue Value (IQ Advisor Enhanced™) (April 27)*	11	358	(921)	(552)	—	—	6,147	—	6,147	5,595	—	5,595	—	—	361	361
Touchstone Third Avenue Value (IQ Advisor Standard™)	2,515	22,952	(33,305)	(7,838)	389,712	(2,201)	(44,462)	—	343,049	335,211	162,640	497,851	24,460	(133)	(2,630)	21,697
Touchstone Value Plus (AnnuiChoice™)	1,815	165,598	(210,333)	(42,920)	569	(171,067)	(81,050)	(7,413)	(258,961)	(301,881)	1,141,631	839,750	110	(15,216)	(6,614)	(21,720)
Touchstone Value Plus (AnnuiChoice™ 2)	240	448	(4,110)	(3,422)	39,436	(14,802)	(3)	(45)	24,586	21,164	20,787	41,951	3,468	(1,354)	(1)	2,113
Touchstone Value Plus (GrandMaster flex3™)	(281)	11,084	(16,915)	(6,112)	459	(20,151)	(22,755)	(663)	(43,110)	(49,222)	161,013	111,791	38	(1,631)	(1,815)	(3,408)
Touchstone Value Plus (Grandmaster™)	185	1,695	(8,349)	(6,469)	—	(3,045)	30,542	(17)	27,480	21,011	79,035	100,046	—	(216)	2,271	2,055
Touchstone Value Plus (IQ Annuity™)	(15,123)	249,962	(281,202)	(46,363)	174,708	(460,310)	(1,887,295)	(2,702)	(2,175,599)	(2,221,962)	2,652,496	430,534	14,628	(40,063)	(164,605)	(190,040)
Touchstone Value Plus (Pinnacleplus™)	139	409	(5,209)	(4,661)	11,256	(203)	31,726	(62)	42,717	38,056	49,579	87,635	798	(19)	2,262	3,041
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)	8,565	50,706	(46,985)	12,286	(613)	(115,310)	(36,492)	(4,304)	(156,719)	(144,433)	657,670	513,237	—	(6,578)	(1,974)	(8,552)
JP Morgan Mid Cap Value (GrandMaster flex3™)	9,371	112,567	(101,071)	20,867	(3,623)	(300,853)	(126,171)	(1,408)	(432,055)	(411,188)	1,365,843	954,655	—	(17,373)	(7,136)	(24,509)
JP Morgan Mid Cap Value (Grandmaster™)	1,402	26,943	(21,225)	7,120	—	(53,719)	(71,590)	(20)	(125,329)	(118,209)	207,901	89,692	—	(3,640)	(4,705)	(8,345)
JP Morgan Mid Cap Value (IQ3™)	3,484	30,245	(28,100)	5,629	(26)	(54,982)	(35,970)	(596)	(91,574)	(85,945)	447,131	361,186	—	(3,114)	(2,032)	(5,146)
JP Morgan Mid Cap Value (Pinnacleplus™)	2,582	23,553	(22,145)	3,990	—	(29,843)	(9,874)	(329)	(40,046)	(36,056)	422,255	386,199	—	(1,777)	(590)	(2,367)

See accompanying note.

* - 2007 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	$227,792	$3,029,060	$(3,060,455)	$196,397	$72,664	$(4,473,584)	$(935,876)	$(10,071)	$(5,346,867)	$(5,150,470)	$28,918,519	$23,768,049	1,208	(74,826)	(15,904)	(89,522)
Fidelity VIP Growth (Grandmaster™)	(63,157)	586,981	2,959,952	3,483,776	23,015	(3,201,608)	(1,951,575)	(7,570)	(5,137,738)	(1,653,962)	16,805,222	15,151,260	404	(52,653)	(32,029)	(84,278)
Fidelity VIP High Income (Grandmaster™)	287,691	84,813	(292,476)	80,028	23,993	(1,360,247)	505,465	(1,475)	(832,264)	(752,236)	4,774,521	4,022,285	1,321	(75,447)	28,867	(45,259)
Fidelity VIP II Asset Manager (Grandmaster™)	588,721	739,319	387,897	1,715,937	145,128	(2,359,683)	(55,590)	(6,243)	(2,276,388)	(560,451)	12,892,081	12,331,630	3,933	(63,912)	(775)	(60,754)
Fidelity VIP II Contrafund (Grandmaster™)	1,066,802	8,290,691	(5,253,483)	4,104,010	103,991	(4,973,045)	(938,882)	(10,730)	(5,818,666)	(1,714,656)	29,048,142	27,333,486	2,394	(114,683)	(22,478)	(134,767)
Fidelity VIP II Index 500 (Grandmaster™)	252,622	798,077	(532,476)	518,223	—	(2,175,962)	(1,012,262)	(4,905)	(3,193,129)	(2,674,906)	12,857,373	10,182,467	—	(63,611)	(29,599)	(93,210)
Fidelity VIP II Index 500 (IQ Annuity™)	20,014	41,660	(22,129)	39,545	—	(141,023)	(38,087)	(785)	(179,895)	(140,350)	1,007,891	867,541	—	(12,538)	(3,307)	(15,845)
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™) (April 27)*	(5,857)	(719)	21,338	14,762	(141)	(37,754)	903,476	(2,718)	862,863	877,625	—	877,625	—	(4,093)	90,243	86,150
Fidelity VIP II Investment Grade Bond (AnnuiChoice2 ™) (April 27)*	(564)	2	1,980	1,418	—	—	80,076	—	80,076	81,494	—	81,494	—	—	8,008	8,008
Fidelity VIP II Investment Grade Bond (Grandmaster™)	221,336	(273,206)	230,755	178,885	13,878	(1,759,170)	(791,279)	(1,895)	(2,538,466)	(2,359,581)	8,106,918	5,747,337	467	(58,997)	(26,613)	(85,143)
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™) (April 27)*	(15,550)	620	32,057	17,127	(621)	(180,863)	1,485,812	(1,708)	1,302,620	1,319,747	—	1,319,747	—	(18,384)	148,427	130,043
Fidelity VIP II Investment Grade Bond (IQ Annuity™)	24,143	(45,213)	72,931	51,861	29,400	(395,421)	1,259,478	(874)	892,583	944,444	1,384,362	2,328,806	2,090	(27,915)	88,408	62,583
Fidelity VIP II Investment Grade Bond (Pinnacleplus™) (April 27)*	(3,101)	(6)	6,686	3,579	—	(16,744)	288,739	(308)	271,687	275,266	—	275,266	—	(1,714)	28,860	27,146
Fidelity VIP III Balanced (Grandmaster™)	88,465	171,618	(110,814)	149,269	871	(434,222)	(199,030)	(626)	(633,007)	(483,738)	1,896,303	1,412,565	54	(26,395)	(11,152)	(37,493)
Fidelity VIP III Growth & Income (Grandmaster™)	131,597	264,355	22,408	418,360	22,132	(786,800)	(197,208)	(1,557)	(963,433)	(545,073)	4,312,057	3,766,984	1,160	(41,666)	(10,589)	(51,095)
Fidelity VIP III Growth Opportunities (Grandmaster™)	(20,367)	261,414	47,835	288,882	4,461	(564,935)	76,810	(964)	(484,628)	(195,746)	1,603,790	1,408,044	340	(42,614)	5,584	(36,690)
Fidelity VIP Overseas (AnnuiChoice ™) (April 27)*	4,093	1,865	18,288	24,246	(52)	(39,263)	407,015	(1,574)	366,126	390,372	—	390,372	—	(3,981)	40,748	36,767
Fidelity VIP Overseas (AnnuiChoice2 ™) (April 27)*	968	2,582	5,244	8,794	—	(18,191)	121,532	(192)	103,149	111,943	—	111,943	—	(1,678)	12,232	10,554
Fidelity VIP Overseas (Grandmaster™)	158,780	2,520,115	(1,414,768)	1,264,127	8,273	(1,967,239)	(955,515)	(3,406)	(2,917,887)	(1,653,760)	9,110,849	7,457,089	247	(55,647)	(25,950)	(81,350)
Fidelity VIP Overseas (Grandmaster flex3™) (April 27)*	393	4,289	13,615	18,297	(244)	(187,533)	461,325	(1,223)	272,325	290,622	—	290,622	—	(19,127)	46,603	27,476
Fidelity VIP Overseas (IQ Annuity™) (April 27)*	2,916	1,138	17,724	21,778	(5)	(27,645)	383,647	(143)	355,854	377,632	—	377,632	—	(2,707)	38,385	35,678
Fidelity VIP Overseas (Pinnacleplus™) (April 27)*	1,994	(388)	17,147	18,753	—	(17,299)	365,237	(663)	347,275	366,028	—	366,028	—	(1,777)	36,411	34,634
Affiliated Service Class:
Touchstone Aggressive ETF (Annuichoice ™)	3,934	14,927	(10,401)	8,460	60,550	(12,000)	82,986	(239)	131,297	139,757	225,255	365,012	5,415	(1,077)	7,258	11,596
Touchstone Aggressive ETF (Annuichoice ™ 2)	1,478	16,178	(10,187)	7,469	332,569	(165,584)	(23,457)	(280)	143,248	150,717	14,613	165,330	29,972	(14,373)	(2,074)	13,525
Touchstone Aggressive ETF (Grandmaster flex3™) (April 27)*	1,728	3,463	(7,267)	(2,076)	4,568	—	131,583	—	136,151	134,075	—	134,075	475	—	13,173	13,648
Touchstone Aggressive ETF (IQ Advisor Standard ™)	(45)	(2,885)	—	(2,930)	—	(666)	3,799	—	3,133	203	—	203	—	(67)	88	21
Touchstone Aggressive ETF (Pinnacleplus™) (April 27)*	832	1,683	(4,165)	(1,650)	13,440	—	52,347	(5)	65,782	64,132	—	64,132	1,335	—	5,199	6,534
Touchstone Conservative ETF (Annuichoice ™)	2,099	8,402	(984)	9,517	(27)	(12,317)	77,768	(770)	64,654	74,171	151,357	225,528	—	(1,201)	7,299	6,098
Touchstone Conservative ETF (Annuichoice ™ 2)	984	510	128	1,622	77,188	(824)	2,476	(85)	78,755	80,377	4,987	85,364	7,232	(83)	221	7,370
Touchstone Conservative ETF (GrandMaster flex3™) (April 27)*	790	551	12	1,353	33,612	(15,859)	58,219	(15)	75,957	77,310	—	77,310	3,405	(1,556)	5,824	7,673
Tocuhstone Conservative ETF (IQ Advisor Enhanced ™) (April 27)*	861	2,359	1,169	4,389	—	(1,610)	56,449	—	54,839	59,228	—	59,228	—	(159)	5,999	5,840
Touchstone Conservative ETF (Pinnacleplus™) (April 27)*	203	67	49	319	10,500	(366)	13,451	(16)	23,569	23,888	—	23,888	1,059	(38)	1,352	2,373
Touchstone Enhanced ETF (Annuichoice ™)	3,918	11,987	(17,510)	(1,605)	62,441	(15,009)	151,966	(1,962)	197,436	195,831	175,800	371,631	5,498	(1,421)	12,766	16,843
Touchstone Enhanced ETF (Annuichoice ™ 2)	1,623	(783)	(6,307)	(5,467)	95,040	(2,114)	(7,704)	(95)	85,127	79,660	1,563	81,223	8,453	(194)	(1,103)	7,156
Touchstone Enhanced ETF (GrandMaster flex3™) (April 27)*	4,331	3,090	(23,231)	(15,810)	118,286	—	242,262	(12)	360,536	344,726	—	344,726	11,783	(1)	23,982	35,764
Touchstone Enhanced ETF (Pinnacleplus™) (April 27)*	3,351	2,458	(20,218)	(14,409)	255,962	(8,673)	96,575	(80)	343,784	329,375	—	329,375	25,277	(854)	9,777	34,200
Touchstone GMAB Aggressive (AnnuiChoice™) (April 27)*	540	3,003	(2,205)	1,338	104,750	(3,216)	(74)	(71)	101,389	102,727	—	102,727	9,619	(286)	(7)	9,326
Touchstone GMAB Aggressive (AnnuiChoice™ 2) (April 27)*	184	26	(280)	(70)	11,347	—	(1)	(6)	11,340	11,270	—	11,270	1,028	(1)	—	1,027
Touchstone GMAB Conservative (AnnuiChoice™ 2) (April 27)*	2,759	710	(940)	2,529	230,573	(8,415)	(119)	(112)	221,927	224,456	—	224,456	21,599	(784)	(11)	20,804
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	(89)	238	1,048	1,197	—	—	(3)	—	(3)	1,194	36,273	37,467	—	—	—	—
Touchstone GMAB Moderate ETF (AnnuiChoice ™ 2) (April 27)*	837	(1,432)	(717)	(1,312)	25,425	—	564	—	25,989	24,677	—	24,677	2,216	—	52	2,268
Touchstone Moderate ETF (AnnuiChoice ™)	3,724	8,737	1,056	13,517	270,079	(16,130)	112,945	(637)	366,257	379,774	322,546	702,320	24,281	(1,510)	10,105	32,876
Touchstone Moderate ETF (AnnuiChoice ™ 2)	1,950	6,670	(7,981)	639	251,611	(1,651)	(16,239)	(207)	233,514	234,153	13,363	247,516	23,123	(166)	(1,660)	21,297
Touchstone Moderate ETF (GrandM aster flex3™) (April 27)*	24,386	17,528	(52,446)	(10,532)	175,998	(8,439)	3,613,164	(286)	3,780,437	3,769,905	—	3,769,905	17,534	(864)	363,239	379,909
Touchstone Moderate ETF (IQ Advisor Standard™) (April 27)*	187	—	(324)	(137)	15,955	—	201	—	16,156	16,019	—	16,019	1,583	—	21	1,604
Touchstone Moderate ETF (Pinnacleplus™) (April 27)*	573	853	(1,202)	224	12,473	(1,486)	85,250	(29)	96,208	96,432	—	96,432	1,239	(152)	8,639	9,726
Touchstone Money Market (AnnuiChoice™)	207,297	—	—	207,297	61,156	(1,010,719)	(809,475)	(31,802)	(1,790,840)	(1,583,543)	5,585,892	4,002,349	6,532	(98,221)	(72,551)	(164,240)
Touchstone Money Market (AnnuiChoice™ 2)	10,740	—	—	10,740	516,459	(47,376)	(221,190)	(252)	247,641	258,381	140,704	399,085	50,051	(4,625)	(21,314)	24,112
Touchstone Money Market (GrandMaster flex3™)	85,230	—	—	85,230	833,201	(2,626,476)	2,998,140	(3,600)	1,201,265	1,286,495	1,877,744	3,164,239	79,287	(250,726)	286,169	114,730
Touchstone Money Market (IQ Annuity™)	217,216	—	—	217,216	1,999,873	(3,185,628)	314,541	(17,999)	(889,213)	(671,997)	6,030,422	5,358,425	190,551	(305,135)	33,015	(81,569)
Touchstone Money Market (Pinnacleplus™)	23,477	—	—	23,477	475,290	(83,520)	753,134	(1,571)	1,143,333	1,166,810	329,835	1,496,645	45,215	(8,104)	71,775	108,886
Touchstone Money Market (IQ Advisor Standard™)	33,155	—	—	33,155	1,286,435	(420,116)	76,350	—	942,669	975,824	266,643	1,242,467	117,542	(37,903)	6,881	86,520
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity™)	5,248	131,687	(121,206)	15,729	23,126	(110,312)	(268,708)	(262)	(356,156)	(340,427)	1,228,407	887,980	1,635	(7,791)	(18,427)	(24,583)
Fidelity VIP Growth (IQ Annuity™)	(5,582)	56,068	118,563	169,049	—	(91,919)	(97,847)	(449)	(190,215)	(21,166)	732,155	710,989	—	(9,244)	(8,742)	(17,986)

See accompanying note.

* - 2007 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class (continued):
Fidelity VIP High Income (IQ Annuity™)	$15,470	$19,351	$(18,069)	$16,752	$—	$(39,111)	$(352,104)	$(194)	$(391,409)	$(374,657)	$650,367	$275,710	—	(3,803)	(33,604)	(37,407)
Fidelity VIP II Asset Manager (IQ Annuity™)	10,143	12,218	7,805	30,166	—	(44,399)	13,883	(104)	(30,620)	(454)	234,097	233,643	—	(3,847)	1,221	(2,626)
Fidelity VIP II Contrafund (IQ Annuity™)	85,787	617,422	(404,603)	298,606	47,126	(264,677)	(150,169)	(791)	(368,511)	(69,905)	2,322,937	2,253,032	3,040	(16,507)	(11,548)	(25,015)
Fidelity VIP III Balanced (IQ Annuity™)	6,502	4,493	147	11,142	—	(13,849)	(477)	(120)	(14,446)	(3,304)	157,611	154,307	—	(1,171)	(41)	(1,212)
Fidelity VIP III Growth & Income (IQ Annuity™)	8,353	13,926	6,922	29,201	—	(31,056)	(12,735)	(169)	(43,960)	(14,759)	283,813	269,054	—	(2,572)	(1,050)	(3,622)
Fidelity VIP III Growth Opportunities (IQ Annuity™)	(1,412)	30,243	(13,701)	15,130	63	(83,255)	38,307	(68)	(44,953)	(29,823)	104,298	74,475	7	(9,335)	3,933	(5,395)
Fidelity VIP III Mid Cap (Grandmaster™)	(21,279)	1,232,056	(339,050)	871,727	9,665	(1,230,986)	(4,361,562)	(1,598)	(5,584,481)	(4,712,754)	8,460,718	3,747,964	292	(36,041)	(126,396)	(162,145)
Fidelity VIP III Mid Cap (IQ Annuity™)	(10,828)	410,024	(152,046)	247,150	59,007	(331,742)	(424,126)	(445)	(697,306)	(450,156)	2,139,759	1,689,603	1,668	(9,390)	(11,954)	(19,676)
Fidelity VIP Overseas (IQ Annuity™)	3,251	51,272	(30,977)	23,546	—	(36,219)	(58,707)	(116)	(95,042)	(71,496)	229,325	157,829	—	(2,427)	(4,074)	(6,501)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AnnuiChoice™)	20,108	27,027	3,224	50,359	(743)	(118,128)	36,091	(1,941)	(84,721)	(34,362)	463,214	428,852	—	(10,316)	2,564	(7,752)
Fidelity VIP Asset Manager (AnnuiChoice™ 2)	29	—	42	71	—	—	1,220	—	1,220	1,291	—	1,291	—	—	108	108
Fidelity VIP Asset Manager (GrandMaster flex3™)	11,819	19,214	10,095	41,128	32,335	(56,311)	(8,360)	(162)	(32,498)	8,630	288,558	297,188	2,782	(4,462)	(689)	(2,369)
Fidelity VIP Asset Manager (IQ3)	18,163	21,961	14,923	55,047	38,429	(67,997)	(39,920)	(574)	(70,062)	(15,015)	457,268	442,253	3,242	(5,725)	(3,517)	(6,000)
Fidelity VIP Asset Manager (Pinnacleplus™)	8,148	7,002	(5,870)	9,280	—	(52,488)	166,800	(308)	114,004	123,284	110,645	233,929	—	(4,462)	12,706	8,244
Fidelity VIP Balanced (AnnuiChoice™)	75,217	108,334	(65,753)	117,798	6,956	(283,893)	188,971	(14,399)	(102,365)	15,433	1,590,175	1,605,608	584	(23,219)	14,460	(8,175)
Fidelity VIP Balanced (AnnuiChoice™ 2)	562	16	(1,018)	(440)	45,060	—	7,488	(3)	52,545	52,105	370	52,475	3,923	—	658	4,581
Fidelity VIP Balanced (GrandMaster flex3™)	18,594	20,234	(7,233)	31,595	4,638	(17,299)	2,163	(246)	(10,744)	20,851	447,658	468,509	342	(1,251)	157	(752)
Fidelity VIP Balanced (Grandmaster™) (April 27)*	14,596	616	(4,301)	10,911	29,411	(55,254)	1,672,619	(34)	1,646,742	1,657,653	—	1,657,653	2,289	(4,296)	130,543	128,536
Fidelity VIP Balanced (IQ3™)	31,409	25,111	(4,961)	51,559	37,457	(117,696)	188,674	(737)	107,698	159,257	738,924	898,181	2,922	(9,403)	14,814	8,333
Fidelity VIP Balanced (Pinnacleplus™)	4,150	4,597	(2,015)	6,732	47,399	(7,508)	29,903	(159)	69,635	76,367	71,126	147,493	3,745	(590)	2,302	5,457
Fidelity VIP Balanced (IQ Advisor Standard™) (August 20)*	2,285	9	(1,408)	886	172,354	(201)	38	—	172,191	173,077	—	173,077	13,353	(15)	3	13,341
Fidelity VIP Balanced (AnnuiChoice™)	428,886	2,794,855	(1,980,572)	1,243,169	98,738	(936,874)	976,191	(42,014)	96,041	1,339,210	8,655,622	9,994,832	6,333	(62,093)	52,487	(3,273)
Fidelity VIP Balanced (AnnuiChoice™ 2)	25,952	111,298	(90,884)	46,366	332,637	(18,586)	140,020	(249)	453,822	500,188	83,087	583,275	29,017	(1,635)	11,790	39,172
Fidelity VIP Balanced (GrandMaster flex3™)	289,365	2,208,964	(1,547,322)	951,007	342,338	(1,948,381)	(753,493)	(9,655)	(2,369,191)	(1,418,184)	8,810,159	7,391,975	21,365	(115,924)	(60,640)	(155,199)
Fidelity VIP Balanced (IQ3™)	257,052	1,832,739	(1,109,741)	980,050	657,305	(1,149,441)	(714,267)	(6,323)	(1,212,726)	(232,676)	7,193,141	6,960,465	39,889	(70,033)	(45,727)	(75,871)
Fidelity VIP Balanced (Pinnacleplus™)	79,294	600,756	(391,862)	288,188	374,475	(212,622)	(89,790)	(2,839)	69,224	357,412	1,848,497	2,205,909	22,491	(12,840)	(5,654)	3,997
Fidelity VIP Contrafund (IQ Advisor Standard™)	8,035	45,058	(22,543)	30,550	—	—	(29,752)	—	(29,752)	798	176,951	177,749	—	—	(1,679)	(1,679)
Fidelity VIP Disciplined Small Cap (AnnuiChoice™) (April 27)*	(1,207)	1,186	(25,543)	(25,564)	2,527	(17,871)	290,016	(928)	273,744	248,180	—	248,180	264	(1,861)	29,084	27,487
Fidelity VIP Disciplined Small Cap (AnnuiChoice™2) (April 27)*	(20)	16	(425)	(429)	—	—	4,525	(16)	4,509	4,080	—	4,080	—	(2)	454	452
Fidelity VIP Disciplined Small Cap (GrandMaster™) (April 27)*	(1,058)	(6,604)	(7,901)	(15,563)	—	(54,841)	172,154	(30)	117,283	101,720	—	101,720	—	(5,660)	16,953	11,293
Fidelity VIP Disciplined (GrandMaster flex3™) (April 27)*	(776)	(1,292)	(8,232)	(10,300)	4,944	(31,795)	123,231	(93)	96,287	85,987	—	85,987	488	(3,388)	12,460	9,560
Fidelity VIP Disciplined Small Cap (IQ Annuity™) (April 27)*	(1,899)	1,248	(22,975)	(23,626)	1,003	(31,501)	298,205	(172)	267,535	243,909	—	243,909	105	(3,261)	30,254	27,098
Fidelity VIP Disciplined Small Cap (Pinnacleplus™) (April 27)*	(252)	115	(2,973)	(3,110)	—	—	31,647	(20)	31,627	28,517	—	28,517	—	(2)	3,175	3,173
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	5,257	19,430	(19,725)	4,962	(199)	(11,411)	(2,813)	(1,031)	(15,454)	(10,492)	139,978	129,486	—	(814)	(360)	(1,174)
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™ 2)	310	392	(694)	8	6,899	—	—	(3)	6,896	6,904	284	7,188	598	—	—	598
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	5,125	10,006	(14,420)	711	38,927	(21,591)	46,630	(205)	63,761	64,472	60,754	125,226	2,665	(1,399)	2,857	4,123
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	6,226	8,292	(16,195)	(1,677)	—	(26,665)	72,228	(19)	45,544	43,867	105,324	149,191	—	(1,815)	4,368	2,553
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	245	(367)	(438)	(560)	20,703	(1,710)	(25,632)	(12)	(6,651)	(7,211)	10,652	3,441	1,475	(125)	(1,896)	(546)
Fidelity VIP Dynamic Capital Appreciation (Pinnacleplus™)	4,135	7,525	(7,575)	4,085	—	(5,117)	19,815	(271)	14,427	18,512	93,837	112,349	—	(354)	1,290	936
Fidelity VIP Dynamic Capital Appreciation (IQ Advisor Standard™)	1,515	1,937	(1,632)	1,820	—	—	199	—	199	2,019	29,817	31,836	—	—	15	15
Fidelity VIP Equity-Income (AnnuiChoice™)	48,312	445,632	(488,527)	5,417	82,361	(266,534)	243,419	(21,317)	37,929	43,346	3,868,858	3,912,204	5,666	(20,546)	17,344	2,464
Fidelity VIP Equit-Income (AnnuiChoice™ 2)	2,898	12,879	(16,521)	(744)	57,135	(63)	110,407	(3)	167,476	166,732	626	167,358	5,272	(6)	9,895	15,161
Fidelity VIP Equity-Income (GrandMaster flex3™)	(903)	219,225	(186,410)	31,912	66,114	(782,331)	1,466	(3,814)	(718,565)	(686,653)	1,563,550	876,897	4,690	(54,160)	210	(49,260)
Fidelity VIP Equity-Income (IQ3™)	6,527	400,771	(378,162)	29,136	270,683	(544,209)	(1,398,669)	(3,432)	(1,675,627)	(1,646,491)	3,731,029	2,084,538	19,566	(40,073)	(103,603)	(124,110)
Fidelity VIP Equity-Income (Pinnacleplus™)	3,984	44,914	(54,888)	(5,990)	19,517	(26,770)	147,102	(591)	139,258	133,268	391,471	524,739	1,211	(1,737)	9,433	8,907
Fidelity VIP Freedom 2010 (AnnuiChoice™) (April 27)*	2,066	527	(2,285)	308	—	(878)	67,873	(96)	66,899	67,207	—	67,207	—	(96)	6,647	6,551
Fidelity VIP Freedom 2010 (AnnuiChoice™ 2) (April 27)*	1,058	288	(1,130)	216	36	(263)	40,610	(8)	40,375	40,591	—	40,591	4	(28)	3,985	3,961
Fidelity VIP Freedom 2010 (GrandMaster™) (April 27)*	847	220	(1,297)	(230)	4,800	—	22,691	—	27,491	27,261	—	27,261	465	—	2,199	2,664
Fidelity VIP Freedom 2010 (GrandmMaster flex3™) (April 27)*	1,101	(1,147)	(1,549)	(1,595)	26,749	—	15,082	—	41,831	40,236	—	40,236	2,575	—	1,362	3,937
Fidelity VIP Freedom 2010 (IQ Annuity™) (April 27)*	2,305	644	(3,490)	(541)	32,520	(61)	47,295	(30)	79,724	79,183	—	79,183	3,175	(9)	4,576	7,742
Fidelity VIP Freedom 2010 (Pinnacleplus™) (April 27)*	731	200	(851)	80	—	—	24,787	(15)	24,772	24,852	—	24,852	—	(1)	2,435	2,434
Fidelity VIP Freedom 2015 (AnnuiChoice™ 2) (April 27)*	2,323	742	(2,769)	296	46,354	(263)	38,568	(58)	84,601	84,897	—	84,897	4,531	(32)	3,775	8,274
Fidelity VIP Freedom 2015 (IQ Annuity™) (April 27)*	2,324	693	(1,330)	1,687	—	—	72,046	—	72,046	73,733	—	73,733	—	—	7,201	7,201
Fidelity VIP Freedom 2015 (Pinnacleplus™) (April 27)*	1,377	428	(1,806)	(1)	—	—	45,389	(15)	45,374	45,373	—	45,373	—	(1)	4,439	4,438
Fidelity VIP Freedom 2020 (AnnuiChoice™) (April 27)*	7,850	4,035	(9,965)	1,920	—	(8,243)	285,094	(1,168)	275,683	277,603	—	277,603	—	(896)	27,894	26,998

See accompanying note.

* - 2007 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (AnnuiChoice™ 2) (April 27)*	$737	$228	$(882)	$83	$18,355	$—	$6,364	$(21)	$24,698	$24,781	$—	$24,781	1,792	(2)	623	2,413
Fidelity VIP Freedom 2020 (Pinnacleplus™) (April 27)*	744	238	(926)	56	—	—	25,951	(15)	25,936	25,992	—	25,992	—	(1)	2,541	2,540
Fidelity VIP Freedom 2025 (AnnuiChoice™ 2) (April 27)*	1,897	586	(690)	1,793	67,662	—	—	—	67,662	69,455	—	69,455	6,760	—	—	6,760
Fidelity VIP Freedom 2025 (Pinnacleplus™) (April 27)*	735	207	(877)	65	—	—	24,786	(15)	24,771	24,836	—	24,836	—	(1)	2,427	2,426
Fidelity VIP Freedom 2030 (IQ Annuity™) (April 27)*	27	11	(19)	19	1,000	—	—	—	1,000	1,019	—	1,019	99	—	—	99
Fidelity VIP Freedom 2030 (Pinnacleplus™) (April 27)*	763	261	(969)	55	—	—	23,621	(15)	23,606	23,661	—	23,661	—	(1)	2,310	2,309
Fidelity VIP Growth & Income (AnnuiChoice™)	36,360	49,401	26,938	112,699	1,512	(95,029)	189,171	(6,481)	89,173	201,872	1,109,864	1,311,736	174	(8,228)	14,636	6,582
Fidelity VIP Growth & Income (AnnuiChoice™2) (April 27)*	90	15	803	908	25,735	(211)	14,778	—	40,302	41,210	—	41,210	2,228	(18)	1,258	3,468
Fidelity VIP Growth & Income (GrandMaster flex3™)	10,916	49,871	(21,469)	39,318	23,389	(189,388)	72,727	(781)	(94,053)	(54,735)	413,512	358,777	1,720	(13,789)	5,254	(6,815)
Fidelity VIP Growth & Income (IQ3™)	26,142	79,822	(16,885)	89,079	74,766	(162,587)	6,777	(437)	(81,481)	7,598	856,923	864,521	6,311	(13,243)	639	(6,293)
Fidelity VIP Growth & Income (Pinnacleplus™)	9,622	9,179	19,528	38,329	17,794	(2,420)	(2,678)	(166)	12,530	50,859	374,175	425,034	1,306	(188)	(163)	955
Fidelity VIP Growth (AnnuiChoice™)	(9,142)	168,617	208,617	368,092	6,885	(169,931)	387,562	(11,607)	212,909	581,001	1,494,361	2,075,362	973	(19,864)	38,805	19,914
Fidelity VIP Growth (AnnuiChoice™ 2)	(38)	12	1,191	1,165	388	—	577	(32)	933	2,098	3,881	5,979	36	(3)	52	85
Fidelity VIP Growth & Income (GrandMaster™) (April 27)*	(5,554)	75,573	43,546	113,565	66,219	(264,040)	968,519	(169)	770,529	884,094	—	884,094	6,236	(22,688)	91,949	75,497
Fidelity VIP Growth (GrandMaster flex3™)	(6,853)	104,747	25,608	123,502	25,898	(266,416)	388,674	(1,784)	146,372	269,874	688,292	958,166	2,250	(22,230)	27,435	7,455
Fidelity VIP Growth (IQ3™)	(12,572)	130,516	70,678	188,622	3,383	(234,365)	1,053,946	(1,007)	821,957	1,010,579	960,292	1,970,871	356	(23,895)	96,736	73,197
Fidelity VIP Growth (Pinnacleplus™)	(1,344)	3,807	19,191	21,654	3	(8,520)	90,369	(228)	81,624	103,278	80,630	183,908	—	(661)	6,180	5,519
Fidelity VIP Growth Opportunities (AnnuiChoice™)	(1,613)	35,175	1,664	35,226	1,540	(91,807)	387,990	(1,494)	296,229	331,455	86,900	418,355	137	(7,485)	30,848	23,500
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	(1,017)	2,657	7,994	9,634	12,971	(5,164)	35,928	(38)	43,697	53,331	37,892	91,223	926	(429)	2,617	3,114
Fidelity VIP Growth Opportunities (IQ3™)	(4,851)	21,572	(14,341)	2,380	3,351	(86,574)	934,408	(638)	850,547	852,927	102,534	955,461	308	(7,397)	73,526	66,437
Fidelity VIP Growth Opportunities (Pinnacleplus™)	(1,928)	13,556	(4,492)	7,136	23,415	(1,979)	168,905	(183)	190,158	197,294	39,253	236,547	1,642	(152)	10,761	12,251
Fidelity VIP Growth Opportunities (IQ Advisor Standard™) (July 11)*	(257)	(1,066)	(2,123)	(3,446)	—	(1,017)	157,508	—	156,491	153,045	—	153,045	—	(70)	10,694	10,624
Fidelity VIP Growth (IQ Advisor Standard™) (July 11)*	(142)	(551)	(1,344)	(2,037)	—	(1,024)	147,080	—	146,056	144,019	—	144,019	—	(74)	10,565	10,491
Fidelity VIP High Income (AnnuiChoice™)	47,518	32,699	(47,036)	33,181	2,901	(166,782)	(479,676)	(4,808)	(648,365)	(615,184)	1,317,526	702,342	295	(13,506)	(36,865)	(50,076)
Fidelity VIP High Income (AnnuiChoice™ 2) (April 27)*	204	—	(227)	(23)	2,750	—	(1)	—	2,749	2,726	—	2,726	256	—	—	256
Fidelity VIP High Income (GrandMaster flex3™)	51,512	53,807	(55,069)	50,250	59,777	(470,735)	(724,525)	(1,674)	(1,137,157)	(1,086,907)	1,984,542	897,635	4,367	(34,292)	(50,559)	(80,484)
Fidelity VIP High Income (IQ3™)	37,905	37,306	(33,390)	41,821	109,219	(307,383)	(740,596)	(1,074)	(939,834)	(898,013)	1,549,494	651,481	7,823	(22,280)	(51,935)	(66,392)
Fidelity VIP High Income (Pinnacleplus™)	13,213	(1,950)	(10,576)	687	13,188	(27,829)	84,640	(161)	69,838	70,525	117,360	187,885	1,022	(2,178)	6,622	5,466
Fidelity VIP High Income (IQ Advisor Standard™)	1,068	(1,722)	388	(266)	18,502	(1,533)	(55,631)	—	(38,662)	(38,928)	56,292	17,364	1,495	(125)	(4,647)	(3,277)
Fidelity VIP Index 500 (AnnuiChoice™)	40,356	155,660	(151,133)	44,883	(1,133)	(257,209)	1,286,371	(13,080)	1,014,949	1,059,832	1,383,364	2,443,196	—	(24,503)	115,574	91,071
Fidelity VIP Index 500 (IQ3™)	20,616	257,743	(259,055)	19,304	56,210	(387,953)	1,231,577	(5,433)	894,401	913,705	948,689	1,862,394	4,738	(33,619)	104,144	75,263
Fidelity VIP Index 500 (AnnuiChoice™ 2) (April 27)*	1,869	208	(4,166)	(2,089)	43,122	(1,776)	121,774	(96)	163,024	160,935	—	160,935	4,323	(186)	12,183	16,320
Fidelity VIP Index 500 (Grandmaster™) (April 27)*	17,503	1,726	(45,608)	(26,379)	5,719	(98,058)	2,293,720	(168)	2,201,213	2,174,834	—	2,174,834	566	(9,860)	230,144	220,850
Fidelity VIP Index 500 (Grandmaster flex3™) (April 27)*	4,471	4,401	(19,114)	(10,242)	7,811	(323,008)	1,096,110	(1,516)	779,397	769,155	—	769,155	821	(32,194)	109,587	78,214
Fidelity VIP Index 500 (IQ Advisor Standard™) (April 27)*	3,784	7	(7,348)	(3,557)	98,179	(300)	164,759	—	262,638	259,081	—	259,081	9,726	(30)	16,478	26,174
Fidelity VIP Index 500 (Pinnacleplus™)	3,604	1,243	(10,195)	(5,348)	400	(3,856)	424,872	(214)	421,202	415,854	23,112	438,966	28	(276)	28,919	28,671
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	178,341	(66,655)	53,281	164,967	6,254	(619,305)	413,318	(40,644)	(240,377)	(75,410)	5,749,477	5,674,067	674	(50,899)	31,414	(18,811)
Fidelity VIP Investment Grade Bond (AnnuiChoice™ 2) (April 27)*	(64)	(596)	7,506	6,846	302,483	(12,840)	121,475	—	411,118	417,964	—	417,964	29,517	(1,259)	11,743	40,001
Fidelity VIP Investment Grade Bond (GrandMaster™) (April 27)*	(7,577)	9,014	28,397	29,834	23,171	(148,652)	1,373,250	(74)	1,247,695	1,277,529	—	1,277,529	2,317	(14,884)	138,527	125,960
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	17,428	2,704	26,513	46,645	146,534	(377,508)	1,189,340	(1,360)	957,006	1,003,651	936,454	1,940,105	13,814	(35,173)	111,571	90,212
Fidelity VIP Investment Grade Bond (IQ3™)	113,127	(32,201)	27,537	108,463	211,879	(566,082)	245,646	(4,645)	(113,202)	(4,739)	4,351,994	4,347,255	17,092	(46,065)	19,761	(9,212)
Fidelity VIP Investment Grade Bond (Pinnacleplus™)	14,035	(5,924)	7,666	15,777	39,479	(86,461)	139,550	(646)	91,922	107,699	596,793	704,492	3,750	(8,209)	13,164	8,705
Fidelity VIP Investment Grade Bond (IQ Advisor Standard™)	2,949	(1,354)	2,486	4,081	186,854	(1,716)	(64,831)	—	120,307	124,388	64,537	188,925	17,116	(158)	(5,949)	11,009
Fidelity VIP Mid Cap (AnnuiChoice™)	(25,418)	1,324,062	(427,252)	871,392	26,634	(961,440)	(474,156)	(41,906)	(1,450,868)	(579,476)	6,734,219	6,154,743	1,371	(45,370)	(23,306)	(67,305)
Fidelity VIP Mid Cap (AnnuiChoice™ 2)	(1,402)	10,816	12,894	22,308	198,688	(48,778)	90,134	(281)	239,763	262,071	71,871	333,942	17,394	(4,147)	7,821	21,068
Fidelity VIP Mid Cap (GrandMaster flex3™)	(35,623)	642,682	(107,352)	499,707	90,224	(1,098,884)	(903,572)	(7,849)	(1,920,081)	(1,420,374)	4,695,336	3,274,962	4,947	(57,357)	(47,252)	(99,662)
Fidelity VIP Mid Cap (Grandmaster™)	(24,111)	27,253	168,067	171,209	2,938	(393,594)	3,898,649	(637)	3,507,356	3,678,565	26,086	3,704,651	162	(21,942)	226,089	204,309
Fidelity VIP Mid Cap (IQ Annuity™)	(31,531)	432,003	57,539	458,011	288,796	(872,336)	(779,337)	(5,506)	(1,368,383)	(910,372)	4,219,036	3,308,664	13,560	(41,586)	(37,787)	(65,813)
Fidelity VIP Mid Cap (Pinnacleplus™)	(12,962)	194,745	(38,965)	142,818	98,144	(166,862)	199,350	(2,279)	128,353	271,171	1,234,212	1,505,383	4,748	(8,268)	8,382	4,862
Fidelity VIP Mid Cap (IQ Advisor Enhanced™)	(27)	1,169	601	1,743	—	—	2	—	2	1,745	12,101	13,846	—	—	—	—
Fidelity VIP Mid Cap (IQ Advisor Standard™)	(14)	10,232	(5,156)	5,062	—	(721)	(14,807)	—	(15,528)	(10,466)	75,910	65,444	—	(40)	(1,128)	(1,168)
Fidelity VIP Overseas (AnnuiChoice™)	41,699	185,787	(9,666)	217,820	5,375	(195,822)	1,850,036	(11,295)	1,648,294	1,866,114	1,066,921	2,933,035	455	(14,414)	124,670	110,711
Fidelity VIP Overseas (AnnuiChoice™ 2)	1,425	3,899	3,578	8,902	49,415	(15,527)	63,527	(134)	97,281	106,183	22,525	128,708	4,120	(1,195)	5,201	8,126
Fidelity VIP Overseas (GrandMaster™) (April 27)*	11,505	25,601	25,673	62,779	13,105	(181,513)	1,637,996	(222)	1,469,366	1,532,145	—	1,532,145	1,238	(17,543)	161,214	144,909
Fidelity VIP Overseas (GrandMaster flex3™)	12,147	222,506	(90,541)	144,112	79,398	(283,764)	627,193	(4,239)	418,588	562,700	748,119	1,310,819	5,055	(17,557)	38,486	25,984
Fidelity VIP Overseas (IQ3™)	25,689	136,408	(14,571)	147,526	139,054	(410,617)	1,959,974	(1,879)	1,686,532	1,834,058	821,484	2,655,542	9,559	(27,777)	128,062	109,844

See accompanying note.

* - 2007 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Pinnacleplus™)	$8,298	$57,285	$4,237	$69,820	$35,707	$(21,098)	$810,053	$(1,383)	$823,279	$893,099	$261,271	$1,154,370	1,787	(1,109)	39,417	40,095
Fidelity VIP Overseas (IQ Advisor Enhanced™)	437	1,374	1,227	3,038	—	—	(5)	—	(5)	3,033	18,868	21,901	—	—	—	—
Fidelity VIP Overseas (IQ Advisor Standard™)	8,614	39,476	(24,756)	23,334	176,354	(3,554)	196,749	—	369,549	392,883	140,363	533,246	10,234	(207)	10,997	21,024
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	27,998	5,789	(12,592)	21,195	259	(15,260)	(25,140)	(2,051)	(42,192)	(20,997)	419,621	398,624	18	(981)	(1,461)	(2,424)
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™ 2)	2,583	734	(1,371)	1,946	14,989	(14,878)	(966)	(46)	(901)	1,045	22,633	23,678	1,413	(1,339)	(88)	(14)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	42,665	30,838	(48,827)	24,676	2,413	(110,617)	(342,769)	(229)	(451,202)	(426,526)	656,674	230,148	145	(6,502)	(19,813)	(26,170)
Van Kampen UIF Emerging Markets Debt (IQ3™)	27,223	24,268	(30,725)	20,766	9,712	(41,877)	(137,715)	(1,298)	(171,178)	(150,412)	434,905	284,493	579	(2,495)	(7,802)	(9,718)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	25,662	590,541	(960,803)	(344,600)	2,869	(446,339)	(647,285)	(13,187)	(1,103,942)	(1,448,542)	2,818,009	1,369,467	132	(17,391)	(25,928)	(43,187)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™ 2)	2,151	6,664	(45,508)	(36,693)	152,675	(17,036)	(31,424)	(232)	103,983	67,290	45,037	112,327	12,816	(1,651)	(3,060)	8,105
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	14,245	400,023	(722,010)	(307,742)	32,395	(851,674)	(618,449)	(2,312)	(1,440,040)	(1,747,782)	2,589,758	841,976	1,180	(33,789)	(26,730)	(59,339)
Van Kampen UIF U.S. Real Estate (IQ3™)	10,516	492,013	(794,194)	(291,665)	145,978	(365,122)	(716,470)	(3,007)	(938,621)	(1,230,286)	2,252,291	1,022,005	5,425	(14,085)	(30,364)	(39,024)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	11,852	211,590	(4,029)	219,413	42,330	(333,042)	526,568	(3,521)	232,335	451,748	1,696,743	2,148,491	2,145	(16,668)	24,579	10,056
Franklin Growth and Income Securities (AnnuiChoice™)	128,364	369,056	(986,805)	(489,385)	32,198	(495,896)	4,317,473	(28,075)	3,825,700	3,336,315	1,636,040	4,972,355	2,116	(33,433)	265,527	234,210
Franklin Growth and Income Securities (AnnuiChoice™ 2)	2,148	4,375	(14,986)	(8,463)	4,809	(19,254)	82,038	(183)	67,410	58,947	24,152	83,099	449	(1,778)	7,150	5,821
Franklin Growth and Income Securities (GrandMaster flex3™)	47,662	132,814	(390,561)	(210,085)	27,150	(894,701)	2,204,613	(2,736)	1,334,326	1,124,241	697,682	1,821,923	1,786	(58,298)	138,400	81,888
Franklin Growth and Income Securities (Grandmaster™)	42,482	125,230	(338,019)	(170,307)	3,479	(472,335)	1,554,720	(316)	1,085,548	915,241	645,545	1,560,786	223	(31,170)	97,136	66,189
Franklin Growth and Income Securities (IQ Annuity™)	89,658	195,779	(709,552)	(424,115)	35,960	(431,803)	4,015,720	(4,128)	3,615,749	3,191,634	956,370	4,148,004	2,309	(28,984)	254,168	227,493
Franklin Growth and Income Securities (Pinnacleplus™)	22,888	66,172	(225,540)	(136,480)	126,194	(59,504)	805,655	(1,362)	870,983	734,503	395,612	1,130,115	8,289	(4,085)	51,113	55,317
Franklin Growth and Income Securities (IQ Advisor Standard™) (June 1)*	96	171	(774)	(507)	4,000	(34)	—	—	3,966	3,459	—	3,459	281	(2)	—	279
Franklin Income Securities (AnnuiChoice™)	213,050	683,588	(697,453)	199,185	58,690	(1,144,611)	7,378	(47,991)	(1,126,534)	(927,349)	8,052,189	7,124,840	3,580	(68,444)	(1,679)	(66,543)
Franklin Income Securities (AnnuiChoice™ 2)	4,293	6,137	(11,143)	(713)	588,932	(182,644)	22,602	(650)	428,240	427,527	215,864	643,391	53,302	(16,690)	2,051	38,663
Franklin Income Securities (GrandMaster flex3™)	140,263	253,499	(263,167)	130,595	579,221	(1,103,608)	576,924	(3,681)	48,856	179,451	6,444,256	6,623,707	34,222	(65,692)	33,945	2,475
Franklin Income Securities (Grandmaster™)	155,031	208,969	(188,615)	175,385	68,997	(1,352,261)	501,181	(1,787)	(783,870)	(608,485)	6,754,540	6,146,055	4,015	(79,482)	30,124	(45,343)
Franklin Income Securities (IQ Annuity™)	157,354	501,869	(510,408)	148,815	1,554,553	(1,558,482)	482,985	(7,981)	471,075	619,890	7,278,782	7,898,672	90,975	(92,829)	28,969	27,115
Franklin Income Securities (Pinnacleplus™)	72,261	158,892	(197,039)	34,114	300,513	(172,929)	(2,250)	(4,390)	120,944	155,058	2,626,569	2,781,627	20,147	(11,813)	(1,456)	6,878
Franklin Income Securities (IQ Advisor Enhanced™)	298	60	(53)	305	—	—	2	—	2	307	10,425	10,732	—	—	—	—
Franklin Income Securities (IQ Advisor Standard™) (June 1)*	125	13	(289)	(151)	4,000	(34)	200	—	4,166	4,015	—	4,015	282	(2)	15	295
Franklin Large Cap Growth Securities (AnnuiChoice™)	(1,181)	57,715	(37,918)	18,616	1,366	(19,898)	24,268	(1,750)	3,986	22,602	353,178	375,780	97	(1,469)	1,668	296
Franklin Large Cap Growth Securities (AnnuiChoice™ 2)	(50)	61	191	202	4,000	—	37,526	(37)	41,489	41,691	2,596	44,287	370	(3)	3,293	3,660
Franklin Large Cap Growth Securities (GrandMaster flex3™)	(4,561)	56,862	(38,753)	13,548	20,371	(65,789)	32,849	(403)	(12,972)	576	378,915	379,491	1,485	(4,592)	1,937	(1,170)
Franklin Large Cap Growth Securities (Grandmaster™)	(553)	8,927	(4,482)	3,892	400	(11,637)	(20,916)	(38)	(32,191)	(28,299)	92,255	63,956	28	(768)	(1,519)	(2,259)
Franklin Large Cap Growth Securities (IQ Annuity™)	(2,707)	31,490	(35,765)	(6,982)	81,277	(80,444)	439,258	(902)	439,189	432,207	229,626	661,833	5,465	(5,482)	29,269	29,252
Franklin Large Cap Growth Securities (Pinnacleplus™)	(2,624)	12,097	111	9,584	5,796	(48,121)	33,892	(409)	(8,842)	742	264,829	265,571	444	(3,763)	2,475	(844)
Franklin Large Cap Growth Securities (IQ Advisor Standard™) (April 27)*	13	(261)	(2,835)	(3,083)	—	(1,830)	66,635	—	64,805	61,722	—	61,722	—	(144)	5,145	5,001
Franklin Mutual Shares Securities (AnnuiChoice™)	42,352	849,748	(829,730)	62,370	14,835	(601,794)	602,325	(27,643)	(12,277)	50,093	4,367,303	4,417,396	1,000	(34,287)	30,118	(3,169)
Franklin Mutual Shares Securities (AnnuiChoice™ 2)	931	4,741	(5,791)	(119)	269,053	(45,262)	59,812	(262)	283,341	283,222	40,698	323,920	24,316	(4,046)	5,282	25,552
Franklin Mutual Shares Securities (GrandMaster flex3™)	19,330	447,014	(387,937)	78,407	480,472	(814,508)	601,875	(1,873)	265,966	344,373	4,147,510	4,491,883	27,321	(46,364)	34,445	15,402
Franklin Mutual Shares Securities (IQ Annuity™)	28,243	448,950	(456,007)	21,186	495,063	(748,323)	268,137	(2,648)	12,229	33,415	2,846,256	2,879,671	27,464	(42,549)	13,781	(1,304)
Franklin Mutual Shares Securities (Pinnacleplus™)	11,323	238,373	(224,886)	24,810	159,224	(62,293)	144,944	(5,105)	236,770	261,580	1,743,088	2,004,668	9,805	(4,072)	8,807	14,540
Franklin Mutual Shares Securities (IQ Advisor Standard™)	2,583	12,652	(11,243)	3,992	344,707	(2,548)	(44,387)	—	297,772	301,764	129,746	431,510	23,330	(168)	(2,976)	20,186
Franklin Mutual Shares Securities(Grandmaster™)	13,817	345,739	(356,970)	2,586	32,455	(654,331)	3,374,629	(479)	2,752,274	2,754,860	2,593,042	5,347,902	1,790	(36,626)	189,138	154,302
Franklin Small Cap Value Securities (Annuichoice™) (April 27)*	(58.00)	(3)	(971)	(1,032)	—	—	24,207	(34)	24,173	23,141	—	23,141	—	(4)	2,603	2,599
Franklin Small Cap Value Securities (Annuichoice™ 2) (April 27)*	(69)	(15)	(977)	(1,061)	—	(255)	32,785	—	32,530	31,469	—	31,469	—	(28)	3,566	3,538
Franklin Small Cap Value Securities (Grandmaster ™) (April 27)*	244	(1,631)	(501)	(1,888)	9	(74)	10,525	(3)	10,457	8,569	—	8,569	1	(8)	972	965
Franklin Small Cap Value Securities (Grandmaster flex3 ™) (April 27)*	(21)	(1)	(375)	(397)	5,183	—	—	—	5,183	4,786	—	4,786	540	—	—	540
Franklin Small Cap Value Securities (IQ Annuuity ™) (April 27)*	(495)	(33,746)	(20)	(34,261)	(10)	(301)	35,196	—	34,885	624	—	624	—	(33)	103	70
Franklin Small Cap Value Securities (Pinnacleplus™) (April 27)*	(38)	(2)	(516)	(556)	9,127	—	3,313	(3)	12,437	11,881	—	11,881	983	—	358	1,341
Templeton Foriegn Securities Fund (GrandMaster flex3™)	9,189	306,983	(95,473)	220,699	74,487	(245,782)	704,448	(1,861)	531,292	751,991	1,686,262	2,438,253	3,829	(12,459)	32,813	24,183
Templeton Foriegn Securities Fund (Grandmaster™)	2,151	92,838	(39,834)	55,155	10,305	(78,984)	197,531	(160)	128,692	183,847	559,591	743,438	490	(3,945)	8,325	4,870
Templeton Foriegn Securities Fund (Pinnacleplus™)	2,918	72,430	(22,578)	52,770	106,375	(61,919)	(2,810)	(836)	40,810	93,580	355,559	449,139	5,680	(3,447)	28	2,261
Templeton Foreign Securities Fund (AnnuiChoice™)	22,996	192,636	51,237	266,869	55,848	(86,363)	469,285	(11,541)	427,229	694,098	1,809,154	2,503,252	2,669	(4,632)	21,596	19,633
Templeton Foreign Securities Fund (AnnuiChoice™ 2)	794	6,558	6,332	13,684	87,385	(18,133)	24,290	(154)	93,388	107,072	55,750	162,822	7,358	(1,445)	2,015	7,928
Templeton Foriegn Securities Fund (IQ Advisor Standard™)	2,412	3,990	1,734	8,136	37,005	(2,584)	(4,640)	—	29,781	37,917	65,979	103,896	2,244	(154)	(478)	1,612
Templeton Growth Securities (AnnuiChoice™)	21,508	453,568	(445,468)	29,608	2,934	(637,664)	(1,326,040)	(21,103)	(1,981,873)	(1,952,265)	3,635,751	1,683,486	265	(34,246)	(71,904)	(105,885)

See accompanying note.

* - 2007 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2007

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (AnnuiChoice™ 2)	$156	$3,627	$(2,070)	$1,713	$230,903	$(24,655)	$(1)	$(222)	$206,025	$207,738	$20,157	$227,895	20,818	(2,206)	—	18,612
Templeton Growth Securities (GrandMaster flex3™)	1,229	404,334	(377,607)	27,956	248,518	(529,052)	(261,002)	(1,628)	(543,164)	(515,208)	2,793,410	2,278,202	13,480	(28,619)	(14,047)	(29,186)
Templeton Growth Securities (Grandmaster™)	17,549	340,021	(272,367)	85,203	42,001	(693,649)	(2,987,170)	(1,216)	(3,640,034)	(3,554,831)	4,705,736	1,150,905	2,219	(36,907)	(159,274)	(193,962)
Templeton Growth Securities (IQ Annuity™)	10,356	378,098	(400,388)	(11,934)	266,013	(382,589)	(427,509)	(2,016)	(546,101)	(558,035)	2,491,549	1,933,514	14,105	(20,553)	(24,926)	(31,374)
Templeton Growth Securities (Pinnacleplus™)	359	133,090	(129,456)	3,993	104,053	(69,801)	(156,857)	(2,129)	(124,734)	(120,741)	1,108,258	987,517	6,098	(4,144)	(9,471)	(7,517)
Van Kampen LIT Comstock (AnnuiChoice™)	8,116	78,072	(110,382)	(24,194)	5,907	(52,216)	(205,783)	(4,938)	(257,030)	(281,224)	1,153,001	871,777	361	(3,331)	(11,879)	(14,849)
Van Kampen LIT Comstock (AnnuiChoice™2)	94	771	(3,085)	(2,220)	36,783	—	15,323	(58)	52,048	49,828	4,121	53,949	3,434	(5)	1,357	4,786
Van Kampen LIT Comstock (GrandMaster flex3™)	3,122	108,995	(132,394)	(20,277)	2,613	(347,680)	(96,334)	(420)	(441,821)	(462,098)	1,115,819	653,721	164	(20,767)	(5,724)	(26,327)
Van Kampen LIT Comstock (Grandmaster™)	2,341	30,649	(38,532)	(5,542)	—	(148,109)	(20,237)	(53)	(168,399)	(173,941)	427,494	253,553	—	(8,717)	(1,127)	(9,844)
Van Kampen LIT Comstock (IQ Annuity™)	4,371	113,813	(150,922)	(32,738)	16,269	(151,789)	(193,347)	(980)	(329,847)	(362,585)	1,458,526	1,095,941	977	(9,042)	(11,175)	(19,240)
Van Kampen LIT Comstock (Pinnacleplus™)	140	20,737	(33,520)	(12,643)	43,150	(38,072)	(12,406)	(862)	(8,190)	(20,833)	330,160	309,327	2,869	(2,479)	(919)	(529)
Van Kampen LIT Strategic Growth (AnnuiChoice™)	(710)	12,666	(1,413)	10,543	300	(9,069)	94,259	(469)	85,021	95,564	34,248	129,812	20	(619)	6,305	5,706
Van Kampen LIT Strategic Growth (AnnuiChoice™ 2)	(89)	12	1,163	1,086	—	—	1,002	(46)	956	2,042	6,760	8,802	—	(4)	85	81
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	(1,269)	1,718	11,221	11,670	—	—	(7,559)	(4)	(7,563)	4,107	91,837	95,944	—	—	(618)	(618)
Van Kampen LIT Strategic Growth (Grandmaster™)	(202)	729	1,637	2,164	—	(4,728)	(7,181)	(5)	(11,914)	(9,750)	20,329	10,579	—	(312)	(512)	(824)
Van Kampen LIT Strategic Growth (IQ Annuity™)	(620)	2,486	2,294	4,160	63,555	(1,865)	(1,097)	(14)	60,579	64,739	4,413	69,152	4,263	(124)	5	4,144
Van Kampen LIT Strategic Growth (Pinnacleplus™)	(414)	862	(2,030)	(1,582)	—	(748)	13,444	(33)	12,663	11,081	16,658	27,739	—	(64)	698	634
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™) (April 27)*	1,234	450	(328)	1,356	1,732	(7,796)	133,461	(123)	127,274	128,630	—	128,630	175	(787)	13,223	12,611
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™2) (April 27)*	27	(105)	234	156	19,114	(3,629)	34,546	—	50,031	50,187	—	50,187	1,896	(371)	3,401	4,926
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	13,945	6,742	(7,350)	13,337	718	(25,797)	57,016	(27)	31,910	45,247	278,725	323,972	42	(1,537)	3,328	1,833
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3™) (April 27)*	9,618	(1,674)	(1,324)	6,620	17,347	(1,988)	531,716	(51)	547,024	553,644	—	553,644	1,763	(201)	52,926	54,488
Van Kampen UIF Emerging Markets Debt (IQ Annuity™)	16,968	6,055	(10,283)	12,740	8,892	(77,940)	379,729	(712)	309,969	322,709	103,578	426,287	535	(4,684)	22,761	18,612
Van Kampen UIF Emerging Markets Debt (Pinnacleplus™)	7,712	4,966	(5,621)	7,057	11,025	(3,658)	72,260	(207)	79,420	86,477	135,495	221,972	753	(265)	4,902	5,390
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard™) (January 3)*	1,593	330	(1,165)	758	18,502	(904)	1,493	—	19,091	19,849	—	19,849	1,389	(67)	115	1,437
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	(2,525)	302,090	92,047	391,612	6,515	(132,696)	604,549	(10,892)	467,476	859,088	981,685	1,840,773	192	(3,745)	14,375	10,822
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™ 2)	(87)	3,891	4,486	8,290	31,443	(5,577)	1,783	(21)	27,628	35,918	5,455	41,373	2,316	(389)	104	2,031
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	(7,419)	209,954	130,732	333,267	39,078	(198,947)	242,889	(4,039)	78,981	412,248	942,438	1,354,686	1,143	(5,607)	5,669	1,205
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	(2,007)	105,894	32,483	136,370	335	(46,815)	117,902	(93)	71,329	207,699	402,846	610,545	9	(1,218)	2,422	1,213
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	(11,249)	280,964	108,969	378,684	179,246	(530,008)	1,744,328	(3,597)	1,389,969	1,768,653	1,093,850	2,862,503	5,189	(14,896)	41,083	31,376
Van Kampen UIF Emerging Markets Equity (Pinnacleplus™)	(4,205)	169,578	(7,053)	158,320	91,067	(8,996)	158,814	(490)	240,395	398,715	325,638	724,353	3,273	(299)	4,382	7,356
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard™)	(95)	6,447	320	6,672	—	(861)	105,525	—	104,664	111,336	20,085	131,421	—	(28)	3,442	3,414
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™) (April 27)*	2,283	(3,231)	(68,009)	(68,957)	31,588	(9,911)	469,273	(687)	490,263	421,306	—	421,306	3,625	(1,205)	52,152	54,572
Van Kampen UIF U.S Real Estate (AnnuiChoice™ 2) (April 27)*	518	1,371	(11,808)	(9,919)	38,899	(1,398)	31,335	(33)	68,803	58,884	—	58,884	4,323	(175)	3,487	7,635
Van Kampen UIF U. S. Real Estate (Pinnacleplus™)	2,672	162,214	(310,699)	(145,813)	223,443	(110,144)	(85,663)	(994)	26,642	(119,171)	722,608	603,437	8,878	(4,413)	(3,660)	805
Van Kampen UIF U.S. Real Estate (Grandmaster™)	6,759	195,850	(379,102)	(176,493)	516	(197,252)	(153,524)	(330)	(350,590)	(527,083)	1,094,862	567,779	20	(7,626)	(6,784)	(14,390)
Van Kampen UIF U.S. Real Estate (Grandmaster flex3™) (April 27)*	1,767	3,937	(114,216)	(108,512)	36,771	(22,344)	587,686	(45)	602,068	493,556	—	493,556	4,195	(2,694)	62,674	64,175
Van Kampen UIF U.S. Real Estate (IQ Annuity™)	5,928	202,273	(355,970)	(147,769)	186,676	(142,770)	(250,435)	(413)	(206,942)	(354,711)	836,962	482,251	6,724	(5,232)	(10,376)	(8,884)
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard™)	2,169	20,057	(46,108)	(23,882)	258,530	(517)	(86,743)	—	171,270	147,388	175,533	322,921	14,380	(27)	(4,167)	10,186
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice™)	846	89,793	(110,665)	(20,026)	1,473	(24,546)	(124,920)	(5,155)	(153,148)	(173,174)	942,804	769,630	111	(1,901)	(7,795)	(9,585)
DWS Small Cap Index (AnnuiChoice™ 2)	(7)	640	(365)	268	21,745	—	554	(28)	22,271	22,539	3,565	26,104	2,099	(3)	53	2,149
DWS Small Cap Index (GrandMaster flex3™)	(662)	56,165	(58,914)	(3,411)	(220)	(132,690)	(23,753)	(599)	(157,262)	(160,673)	335,111	174,438	10	(8,733)	(1,576)	(10,299)
DWS Small Cap Index (Grandmaster™)	(438)	12,684	(18,360)	(6,114)	—	(6,499)	56,195	(14)	49,682	43,568	100,593	144,161	—	(482)	4,036	3,554
DWS Small Cap Index (IQ3™)	(3,039)	86,402	(73,497)	9,866	65,118	(108,146)	(76,944)	(1,954)	(121,926)	(112,060)	646,075	534,015	4,173	(7,328)	(2,986)	(6,141)
DWS Small Cap Index (Pinnacleplus™)	(1,260)	17,189	(22,557)	(6,628)	6,175	(19,712)	40,051	(188)	26,326	19,698	168,242	187,940	380	(1,230)	2,574	1,724

See accompanying note.

* - 2007 inception date of division.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2008

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

Integrity Life Insurance Company (“Integrity”), a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”), established Separate Account I (the “Separate Account”) on May 19, 1986, for the purpose of issuing flexible premium variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of Integrity.

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guaranteed rate options of Integrity’s Separate Account Guaranteed Principal Option (“GPO”).  Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”) and a Systematic Transfer Option (“STO”), which accumulates interest at a fixed rate without an MVA.  All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.  In addition, certain contract holders may also allocate or transfer their account values to options held in Integrity’s general account.  Such options include a guaranteed interest division or quarterly rate option.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios (“Funds”) of the following investment companies: the Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively the “Fidelity VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II (“JPMorgan Funds”); DWS Investments VIT Funds (“DWS Funds”); Touchstone Variable Series Trust (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“Van Kampen UIF Funds”); Van Kampen Life Investment Trust (“Van Kampen LIT Funds”); PIMCO Variable Insurance Trust (“PIMCO Funds”), and the Rydex Variable Trust (“Rydex Funds”). The Fidelity VIP Funds are “series” type mutual funds managed by Fidelity Management and Research Company. The investment advisers of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Advisory Services, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited.  J.P. Morgan Investment Management, Inc. is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc.  The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Van Kampen Asset Management manages the Van Kampen LIT Portfolios. The PIMCO Funds are managed by the Pacific Investment Management Company LLC.  The Rydex Funds are managed by Rydex Investments.

The contract holder’s account value in a Separate Account division will vary depending on the performance of the corresponding portfolio, also referred to as underlying fund.  The Separate Account currently has 432 investment divisions available.  The investment objective of each division and its corresponding portfolio are the same.  Refer to each portfolio’s prospectus for a description of investment objectives.

The assets of the Separate Account are owned by Integrity. The portion of the Separate Account’s assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Investments

Investments in shares of the Funds are valued at the net asset values of the respective portfolios, which approximate fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statement of Operations.  Dividends are included in the reinvested dividends line on the Statement of Operations. Dividends and capital gain distributions are recorded on the

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

ex-date.  Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC.  Under the provisions of the policies, Integrity has the  right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

Recent Accounting Pronouncements

Effective January 1, 2008, the Separate Account adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157).  FAS 157 defines fair value as the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  FAS 157 also establishes a framework for measuring fair value and three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets.

Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued within the above FAS 157 fair value hierarchy as Level 1.

Adoption of FAS 157 had no effect on the recorded amounts of the investments in the Separate Account.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the period ended December 31, 2008 (refer to the Statement of Changes in Net Assets for the applicable period ended December 31, 2008) and the cost of shares held at December 31, 2008, for each division, were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice ™)	$25,195	$63,733	$275,266
Touchstone Aggressive ETF (GrandMaster flex3 ™)	170,407	308,639	1,881,756
Touchstone Aggressive ETF (Grandmaster ™)	14,377	38,873	151,668
Touchstone Aggressive ETF (IQ Annuity ™)	355,667	239,849	3,685,769
Touchstone Aggressive ETF (Pinnacle Plus ™)	13,793	2,498	150,541
Touchstone Baron Small Cap Growth (AdvantEdge ™)	26,281	112	26,136
Touchstone Baron Small Cap Growth (AnnuiChoice ™)	381,274	829,476	1,812,236
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)	141,106	66,434	169,340
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)	353,286	575,337	1,145,098
Touchstone Baron Small Cap Growth (Grandmaster ™)	118,359	136,226	303,032
Touchstone Baron Small Cap Growth (IQ Annuity ™)	703,641	807,125	2,999,330
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)	105,107	177,562	460,617
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)	932	41	5,938
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)	26,382	51,157	196,564
Touchstone Conservative ETF (AnnuiChoice ™)	39,839	121,002	738,137
Touchstone Conservative ETF (GrandMaster flex3 ™)	23,858	1,347,440	464,871
Touchstone Conservative ETF (Grandmaster ™)	275,122	330,544	609,635
Touchstone Conservative ETF (IQ Annuity ™)	640,872	1,048,647	1,125,993
Touchstone Conservative ETF (Pinnacle Plus ™)	7,329	81,987	144,966
Touchstone Conservative ETF (IQ Advisor Standard ™)	6,635	736	117,720
Touchstone Core Bond (AdvantEdge ™)	18,803	36	18,767
Touchstone Core Bond (AnnuiChoice ™)	932,438	1,765,542	1,262,412
Touchstone Core Bond (AnnuiChoice II ™)	119,662	119,104	56,494
Touchstone Core Bond (GrandMaster flex3 ™)	352,361	396,830	541,191
Touchstone Core Bond (Grandmaster ™)	804,844	421,880	492,078
Touchstone Core Bond (IQ Annuity ™)	722,013	1,053,027	643,764
Touchstone Core Bond (Pinnacle Plus ™)	536,232	602,219	663,526
Touchstone Core Bond (IQ Advisor Standard ™)	262,277	149,297	301,156
Touchstone Mid Cap Growth (AdvantEdge ™)	23,858	5,047	16,363
Touchstone Mid Cap Growth (AnnuiChoice ™)	997,876	1,379,248	3,851,469
Touchstone Mid Cap Growth (AnnuiChoice II ™)	520,705	91,536	1,328,836
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	152,768	2,105,127	565,815
Touchstone Mid Cap Growth (Grandmaster ™)	66,997	192,058	230,006
Touchstone Mid Cap Growth (IQ Annuity ™)	1,015,768	2,185,080	1,450,859
Touchstone Mid Cap Growth (Pinnacle Plus ™)	295,294	376,879	437,380
Touchstone Mid Cap Growth (IQ Advisor Standard ™)	279,904	263,877	104,287
Touchstone Large Cap Core Equity (AnnuiChoice ™)	2,258,685	1,026,370	1,337,608
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	255,201	54,316	221,805
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	610,830	1,142,909	633,451
Touchstone Large Cap Core Equity (Grandmaster ™)	161,538	15,451	146,032
Touchstone Large Cap Core Equity (IQ Annuity ™)	1,431,908	831,890	1,116,608

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Large Cap Core Equity (Pinnacle Plus™)	$437,789	$122,983	$427,830
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)	66,907	168,062	24,635
Touchstone Enhanced ETF (AdvantEdge ™)	126,629	622	125,847
Touchstone Enhanced ETF (AnnuiChoice ™)	175,970	311,688	853,646
Touchstone Enhanced ETF (GrandMaster flex3 ™)	1,484,475	3,150,887	7,066,932
Touchstone Enhanced ETF (Grandmaster ™)	256,190	358,095	1,253,931
Touchstone Enhanced ETF (IQ Annuity ™)	1,664,963	625,591	6,631,172
Touchstone Enhanced ETF (Pinnacle Plus ™)	15,973	203,095	60,018
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)	10,358	312	44,751
Touchstone Enhanced ETF (IQ Advisor Standard ™)	45,412	102,210	224,576
Touchstone High Yield (AnnuiChoice ™)	84,484	237,584	450,692
Touchstone High Yield (AnnuiChoice II ™)	329,841	26,649	393,909
Touchstone High Yield (GrandMaster flex3 ™)	5,459,484	2,092,290	4,319,648
Touchstone High Yield (Grandmaster ™)	1,042,713	578,594	584,569
Touchstone High Yield (IQ Annuity ™)	413,935	417,627	860,616
Touchstone High Yield (Pinnacle Plus ™)	67,775	40,639	394,785
Touchstone Moderate ETF (AdvantEdge ™)	165,506	1,068	164,317
Touchstone Moderate ETF (AnnuiChoice ™)	1,933,547	928,202	4,195,597
Touchstone Moderate ETF (AnnuiChoice II ™)	91,446	33,712	57,737
Touchstone Moderate ETF (GrandMaster flex3 ™)	1,670,647	2,586,239	5,069,626
Touchstone Moderate ETF (Grandmaster ™)	317,094	407,588	473,278
Touchstone Moderate ETF (IQ Annuity ™)	1,446,982	1,478,546	2,710,257
Touchstone Moderate ETF (Pinnacle Plus ™)	400,129	133,950	505,526
Touchstone Moderate ETF (IQ Advisor Enhanced ™)	1,244	8,339	38,738
Touchstone Moderate ETF (IQ Advisor Standard ™)	3,420	3,698	101,854
Touchstone Money Market (AdvantEdge ™)	320,559	129,810	190,749
Touchstone Money Market (AnnuiChoice ™)	1,773	1,074	60,606
Touchstone Money Market (Grandmaster ™)	17,724,395	15,199,173	9,087,017
Touchstone Money Market (IQ Annuity ™)	2,364,935	2,297,328	649,051
Touchstone Money Market (IQ3 ™)	3,150	4,098	105,409
Touchstone Third Avenue Value (AdvantEdge ™)	35,485	181	35,240
Touchstone Third Avenue Value (AnnuiChoice ™)	1,284,960	3,230,049	7,233,291
Touchstone Third Avenue Value (AnnuiChoice II ™)	444,876	90,124	980,332
Touchstone Third Avenue Value (GrandMaster flex3 ™)	2,201,109	3,400,728	3,882,497
Touchstone Third Avenue Value (Grandmaster ™)	571,409	912,552	2,262,749
Touchstone Third Avenue Value (IQ Annuity ™)	977,498	2,440,724	5,229,279
Touchstone Third Avenue Value (Pinnacle Plus ™)	549,295	807,783	1,505,413
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)	707	39	7,169
Touchstone Third Avenue Value (IQ Advisor Standard ™)	366,022	9,427	875,671
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice ™)	35,027	200,687	267,206
JP Morgan Mid Cap Value (GrandMaster flex3 ™)	56,914	260,111	671,340
JP Morgan Mid Cap Value (Grandmaster ™)	5,823	16,416	73,303
JP Morgan Mid Cap Value (IQ3 ™)	20,891	110,764	238,035
JP Morgan Mid Cap Value (Pinnacle Plus ™)	25,047	110,654	237,795
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	570,048	4,817,916	16,967,880
Fidelity VIP Growth (Grandmaster ™)	80,959	2,629,137	7,808,772

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP High Income (Grandmaster ™)	$2,219,988	$3,316,970	$2,729,852
Fidelity VIP II Asset Manager (Grandmaster ™)	1,568,434	2,783,835	9,210,771
Fidelity VIP II Contrafund (Grandmaster ™)	3,473,184	7,233,268	23,589,579
Fidelity VIP II Index 500 (Grandmaster ™)	232,674	2,157,021	6,034,909
Fidelity VIP II Index 500 (IQ Annuity ™)	19,735	178,684	423,324
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	35,038	249,505	634,433
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)	3,347	941	81,901
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	216,531	1,869,069	3,917,331
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)	54,655	589,447	745,215
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)	71,526	1,078,364	1,288,441
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	8,442	127,584	150,456
Fidelity VIP III Balanced (Grandmaster ™)	57,727	284,747	1,078,038
Fidelity VIP III Growth & Income (Grandmaster ™)	380,606	656,555	3,231,130
Fidelity VIP III Growth Opportunities (Grandmaster ™)	82,030	450,719	815,074
Fidelity VIP Overseas (AnnuiChoice ™)	60,053	82,648	298,795
Fidelity VIP Overseas (AnnuiChoice II ™)	13,092	11,680	102,565
Fidelity VIP Overseas (Grandmaster ™)	821,640	1,546,861	4,834,552
Fidelity VIP Overseas (Grandmaster flex3 ™)	161,819	282,628	21,193
Fidelity VIP Overseas (IQ Annuity ™)	37,985	183,904	158,393
Fidelity VIP Overseas (Pinnacle Plus ™)	89,924	174,654	147,460
Affiliated Service Class:
Touchstone Aggressive ETF (Annuichoice ™)	39,293	49,706	345,454
Touchstone Aggressive ETF (Annuichoice II ™)	402,178	113,268	442,142
Touchstone Aggressive ETF (Grandmaster flex3 ™)	107,279	25,815	217,090
Touchstone Aggressive ETF (IQ Advisor Standard ™)	16,276	1,728	14,116
Touchstone Aggressive ETF (Pinnacle Plus ™)	191,580	30,293	221,734
Touchstone Conservative ETF (Annuichoice ™)	171,350	106,690	288,278
Touchstone Conservative ETF (Annuichoice II ™)	742,932	586,233	220,868
Touchstone Conservative ETF (GrandMaster flex3 ™)	215,760	146,821	139,281
Touchstone Conservative ETF (IQ Advisor Standard ™)	13,153	72,013	1,257
Touchstone Conservative ETF (Pinnacle Plus ™)	83,112	30,813	75,168
Touchstone Enhanced ETF (Annuichoice ™)	61,357	186,451	223,559
Touchstone Enhanced ETF (Annuichoice II ™)	35,601	8,870	110,168
Touchstone Enhanced ETF (GrandMaster flex3 ™)	251,777	216,870	333,876
Touchstone Enhanced ETF (Pinnacle Plus ™)	212,463	42,126	513,645
Touchstone GMAB Aggressive (AnnuiChoice II ™)	119,119	6,324	217,118
Touchstone GMAB Conservative (AnnuiChoice ™)	575	223	11,881
Touchstone GMAB Conservative (AnnuiChoice II ™)	93,269	13,682	303,250
Touchstone GMAB Moderate ETF (AnnuiChoice ™)	1,068	560	34,973
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)	700	422	25,612
Touchstone Moderate ETF (AnnuiChoice ™)	538,220	239,752	941,040
Touchstone Moderate ETF (AnnuiChoice II ™)	761,868	143,872	855,986
Touchstone Moderate ETF (GrandMaster flex3 ™)	291,674	2,374,628	1,371,218
Touchstone Moderate ETF (IQ Advisor Standard ™)	3,138	89	19,379
Touchstone Moderate ETF (Pinnacle Plus ™)	508,887	28,929	574,744
Touchstone Money Market (AnnuiChoice ™)	12,825,699	9,680,929	7,147,121
Touchstone Money Market (AnnuiChoice II ™)	1,945,933	292,803	2,052,216
Touchstone Money Market (GrandMaster flex3 ™)	13,417,209	8,129,923	8,451,526

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated Service Class (continued):
Touchstone Money Market (IQ Annuity ™)	$15,409,340	$10,493,142	$10,274,604
Touchstone Money Market (Pinnacle Plus ™)	4,502,560	2,032,835	3,966,371
Touchstone Money Market (IQ Advisor Standard ™)	3,164,773	2,828,346	1,578,899
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)	19,438	61,857	896,203
Fidelity VIP Growth (IQ Annuity ™)	3,450	104,750	317,872
Fidelity VIP High Income (IQ Annuity ™)	730,087	367,984	642,004
Fidelity VIP II Asset Manager (IQ Annuity ™)	78,478	68,972	217,540
Fidelity VIP II Contrafund (IQ Annuity ™)	283,817	672,299	1,953,703
Fidelity VIP III Balanced (IQ Annuity ™)	6,088	22,396	120,868
Fidelity VIP III Growth & Income (IQ Annuity ™)	26,297	46,471	194,569
Fidelity VIP III Growth Opportunities (IQ Annuity ™)	15,734	55,392	27,264
Fidelity VIP III Mid Cap (Grandmaster ™)	503,321	897,608	2,579,017
Fidelity VIP III Mid Cap (IQ Annuity ™)	230,477	221,978	1,451,581
Fidelity VIP Overseas (IQ Annuity ™)	16,468	35,511	120,034
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)	19,361	157	19,191
Fidelity VIP Asset Manager (AnnuiChoice ™)	252,031	195,071	450,873
Fidelity VIP Asset Manager (AnnuiChoice II ™)	48,639	26,256	22,057
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	176,035	87,305	348,625
Fidelity VIP Asset Manager (IQ3 ™)	139,304	118,460	413,609
Fidelity VIP Asset Manager (Pinnacle Plus ™)	110,376	130,403	153,334
Fidelity VIP Balanced (AdvantEdge ™)	15,967	47	15,904
Fidelity VIP Balanced (AnnuiChoice ™)	153,931	792,512	685,661
Fidelity VIP Balanced (AnnuiChoice II ™)	40,607	21,302	70,527
Fidelity VIP Balanced (GrandMaster flex3 ™)	67,701	130,849	369,368
Fidelity VIP Balanced (Grandmaster ™)	210,602	385,911	1,337,216
Fidelity VIP Balanced (IQ3 ™)	82,323	311,324	583,426
Fidelity VIP Balanced (Pinnacle Plus ™)	122,082	54,913	194,233
Fidelity VIP Balanced (IQ Advisor Standard ™)	7,794	3,295	178,282
Fidelity VIP Contrafund (AdvantEdge ™)	148,321	6,232	139,158
Fidelity VIP Contrafund (AnnuiChoice ™)	1,972,746	3,460,190	8,245,856
Fidelity VIP Contrafund (AnnuiChoice II ™)	717,435	310,523	895,238
Fidelity VIP Contrafund (GrandMaster flex3 ™)	2,717,376	3,655,411	5,935,860
Fidelity VIP Contrafund (IQ3 ™)	754,088	1,145,487	6,898,374
Fidelity VIP Contrafund (Pinnacle Plus ™)	804,815	758,438	2,031,078
Fidelity VIP Contrafund (IQ Advisor Standard ™)	14,567	27,599	163,443
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)	5,500	41,958	229,233
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)	13	56	4,443
Fidelity VIP Disciplined Small Cap (GrandMaster ™)	272	31,334	71,588
Fidelity VIP Disciplined Small Cap (GrandMaster flex3 ™)	1,663	11,878	81,745
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)	2,734	71,508	179,939
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)	30,196	3,681	57,018
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	39,282	85,821	69,867
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)	45,096	2,208	49,891
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	1,504	79,820	38,861
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	1,165	98,538	46,283
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	74,833	2,589	75,158

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	$93,262	$37,426	$160,607
Fidelity VIP Equity-Income (AnnuiChoice ™)	281,975	878,991	3,204,946
Fidelity VIP Equit-Income (AnnuiChoice II ™)	107,961	24,910	256,978
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	88,916	253,323	713,718
Fidelity VIP Equity-Income (IQ3 ™)	116,882	520,254	1,737,336
Fidelity VIP Equity-Income (Pinnacle Plus ™)	180,479	221,640	482,772
Fidelity VIP Equity-Income (IQ Advisor Standard ™)	26,511	868	25,361
Fidelity VIP Freedom 2010 (AdvantEdge ™)	69,645	890	68,548
Fidelity VIP Freedom 2010 (AnnuiChoice ™)	13,151	70,775	4,955
Fidelity VIP Freedom 2010 (AnnuiChoice II ™)	148,679	29,460	151,415
Fidelity VIP Freedom 2010 (GrandMaster ™)	461,993	70,643	407,420
Fidelity VIP Freedom 2010 (GrandmMaster flex3 ™)	130,901	22,083	146,236
Fidelity VIP Freedom 2010 (IQ Annuity ™)	344,759	39,190	375,391
Fidelity VIP Freedom 2010 (Pinnacle Plus ™)	156,113	177,688	6,076
Fidelity VIP Freedom 2015 (AdvantEdge ™)	59,314	2,026	56,865
Fidelity VIP Freedom 2015 (AnnuiChoice ™)	27,670	378	27,259
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)	157,162	31,282	202,483
Fidelity VIP Freedom 2015 (IQ Annuity ™)	80,681	1,468	153,990
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	65,835	19,603	92,028
Fidelity VIP Freedom 2020 (AdvantEdge ™)	57,427	301	57,021
Fidelity VIP Freedom 2020 (AnnuiChoice ™)	64,117	68,355	252,844
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)	270,165	14,066	275,011
Fidelity VIP Freedom 2020 (GrandMaster ™)	31,554	98	31,430
Fidelity VIP Freedom 2020 (GrandmMaster flex3 ™)	5,306	125	5,170
Fidelity VIP Freedom 2020 (IQ Annuity ™)	41,867	296	41,511
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	47,279	54,767	13,665
Fidelity VIP Freedom 2025 (AnnuiChoice II ™)	171,000	77,580	152,007
Fidelity VIP Freedom 2025 (GrandMaster ™)	1,951	12	1,936
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)	6,635	23,096	7,707
Fidelity VIP Freedom 2030 (AnnuiChoice II ™)	240,511	11,831	223,218
Fidelity VIP Freedom 2030 (IQ Annuity ™)	25,333	244	26,059
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)	25,417	23,937	23,928
Fidelity VIP Growth & Income (AdvantEdge ™)	14,766	38	14,723
Fidelity VIP Growth & Income (AnnuiChoice ™)	165,114	477,420	814,301
Fidelity VIP Growth & Income (AnnuiChoice II ™)	46,915	38,198	36,406
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	63,140	85,628	288,537
Fidelity VIP Growth & Income (IQ3 ™)	103,665	273,017	535,733
Fidelity VIP Growth & Income (Pinnacle Plus ™)	54,381	128,301	272,370
Fidelity VIP Growth (AnnuiChoice ™)	131,835	826,403	1,084,671
Fidelity VIP Growth (AnnuiChoice II ™)	163,501	69,597	71,671
Fidelity VIP Growth (GrandMaster ™)	486,601	390,421	895,204
Fidelity VIP Growth (GrandMaster flex3 ™)	214,279	650,317	421,696
Fidelity VIP Growth (IQ3 ™)	146,935	1,145,526	855,912
Fidelity VIP Growth (Pinnacle Plus ™)	119,639	113,555	143,930
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	73,345	280,960	161,937
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	24,810	54,719	40,229
Fidelity VIP Growth Opportunities (IQ3 ™)	75,503	801,972	108,859
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	11,756	121,882	52,679

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™)	$10,231	$123,077	$23,883
Fidelity VIP Growth (IQ Advisor Standard ™)	27,490	151,268	4,455
Fidelity VIP High Income (AnnuiChoice ™)	1,087,687	762,514	1,002,106
Fidelity VIP High Income (AnnuiChoice II ™)	8,753	188	11,487
Fidelity VIP High Income (GrandMaster flex3 ™)	2,740,008	2,261,233	1,287,353
Fidelity VIP High Income (IQ3 ™)	1,947,258	1,677,104	888,586
Fidelity VIP High Income (Pinnacle Plus ™)	46,184	127,660	95,198
Fidelity VIP Index 500 (AdvantEdge ™)	15,100	225	14,793
Fidelity VIP Index 500 (AnnuiChoice ™)	91,504	686,740	1,699,248
Fidelity VIP Index 500 (IQ3 ™)	459,388	696,886	1,572,766
Fidelity VIP Index 500 (AnnuiChoice II ™)	153,307	23,027	287,255
Fidelity VIP Index 500 (Grandmaster ™)	363,682	660,230	1,686,152
Fidelity VIP Index 500 (Grandmaster flex3 ™)	106,789	377,811	435,008
Fidelity VIP Index 500 (IQ Advisor Standard ™)	27,414	5,625	286,523
Fidelity VIP Index 500 (Pinnacle Plus ™)	144,600	158,062	409,613
Fidelity VIP Investment Grade Bond (AdvantEdge ™)	43,886	8,657	34,815
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	1,180,562	2,686,089	3,940,514
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	535,181	283,403	652,890
Fidelity VIP Investment Grade Bond (GrandMaster ™)	2,390,087	1,766,109	1,810,062
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	1,520,822	2,063,280	1,316,993
Fidelity VIP Investment Grade Bond (IQ3 ™)	981,291	2,308,610	2,861,926
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	302,462	220,612	768,189
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)	289,753	47,695	427,329
Fidelity VIP Mid Cap (AdvantEdge ™)	126,993	7,260	116,582
Fidelity VIP Mid Cap (AnnuiChoice ™)	1,287,294	2,892,710	3,146,017
Fidelity VIP Mid Cap (AnnuiChoice II ™)	326,262	183,029	392,594
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	1,445,567	1,574,255	2,443,387
Fidelity VIP Mid Cap (Grandmaster ™)	2,633,932	2,830,824	1,943,692
Fidelity VIP Mid Cap (IQ Annuity ™)	1,164,786	1,143,296	2,644,554
Fidelity VIP Mid Cap (Pinnacle Plus ™)	440,757	564,742	1,011,447
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)	1,964	93	12,815
Fidelity VIP Mid Cap (IQ Advisor Standard ™)	24,708	36,253	47,197
Fidelity VIP Overseas (AdvantEdge ™)	107,727	3,468	102,824
Fidelity VIP Overseas (AnnuiChoice ™)	701,833	1,624,713	1,477,441
Fidelity VIP Overseas (AnnuiChoice II ™)	237,678	34,911	308,663
Fidelity VIP Overseas (GrandMaster ™)	396,539	416,862	1,358,483
Fidelity VIP Overseas (GrandMaster flex3 ™)	1,407,380	775,723	1,459,586
Fidelity VIP Overseas (IQ3 ™)	1,056,352	1,736,165	1,524,959
Fidelity VIP Overseas (Pinnacle Plus ™)	239,108	599,961	520,268
Fidelity VIP Overseas (IQ Advisor Enhanced ™)	2,579	141	17,046
Fidelity VIP Overseas (IQ Advisor Standard ™)	73,124	148,876	426,551
Fidelity VIP Value Stratagies (AnnuiChoice ™)	4,036	865	2,535
Fidelity VIP Value Stratagies (AnnuiChoice II ™)	85,028	38,243	42,339
Fidelity VIP Value Stratagies (IQ Annuity ™)	9,856	233	9,594
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	43,109	81,291	349,012
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	1,325	11,433	14,005
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	36,810	171,820	68,966

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 1 (continued):
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	$25,170	$82,923	$214,384
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	403,892	570,559	1,096,233
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	39,589	14,119	163,398
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	225,070	504,131	344,467
Van Kampen UIF U.S. Real Estate (IQ3 ™)	336,876	340,974	1,005,963
Non-Affiliated Class 2
Franklin Foreign Securities (IQ Annuity ™)	265,981	907,219	1,267,307
Franklin Growth and Income Securities (AnnuiChoice ™)	517,248	1,866,083	3,411,475
Franklin Growth and Income Securities (AnnuiChoice II ™)	72,083	45,881	90,858
Franklin Growth and Income Securities (GrandMaster flex3 ™)	225,550	587,024	1,470,784
Franklin Growth and Income Securities (Grandmaster ™)	137,131	527,542	1,162,357
Franklin Growth and Income Securities (IQ Annuity ™)	548,501	808,088	4,170,124
Franklin Growth and Income Securities (Pinnacle Plus ™)	138,505	374,034	962,707
Franklin Income Securities (AdvantEdge ™)	53,322	319	52,941
Franklin Income Securities (AnnuiChoice ™)	686,434	3,207,232	3,980,611
Franklin Income Securities (AnnuiChoice II ™)	333,621	154,709	782,058
Franklin Income Securities (GrandMaster flex3 ™)	753,200	2,645,719	4,226,347
Franklin Income Securities (Grandmaster ™)	2,225,524	3,652,346	3,569,406
Franklin Income Securities (IQ Annuity ™)	868,986	2,622,382	5,888,675
Franklin Income Securities (Pinnacle Plus ™)	643,214	991,571	2,250,616
Franklin Income Securities (IQ Advisor Enhanced ™)	724	76	10,004
Franklin Income Securities (IQ Advisor Standard ™)	2,539	3,752	2,454
Franklin Large Cap Growth Securities (AnnuiChoice ™)	184,622	248,283	252,928
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	179,942	27,671	188,788
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	44,859	95,832	304,948
Franklin Large Cap Growth Securities (Grandmaster ™)	3,587	14,792	47,679
Franklin Large Cap Growth Securities (IQ Annuity ™)	523,823	578,819	479,209
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	59,261	30,905	260,220
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)	237,520	240,520	12,007
Franklin Mutual Shares Securities (AdvantEdge ™)	77,009	1,300	75,274
Franklin Mutual Shares Securities (AnnuiChoice ™)	608,619	2,575,724	1,816,557
Franklin Mutual Shares Securities (AnnuiChoice II ™)	261,872	147,169	405,687
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	1,227,071	1,877,576	3,435,252
Franklin Mutual Shares Securities (IQ Annuity ™)	325,572	1,093,413	2,002,790
Franklin Mutual Shares Securities (Pinnacle Plus ™)	329,886	789,742	1,333,763
Franklin Mutual Shares Securities (IQ Advisor Standard ™)	306,880	61,718	670,143
Franklin Mutual Shares Securities(Grandmaster ™)	2,392,668	3,440,546	3,026,686
Franklin Small Cap Value Securities (AdvantEdge ™)	9,717	7,887	292
Franklin Small Cap Value Securities (Annuichoice ™)	375,617	248,747	115,171
Franklin Small Cap Value Securities (Annuichoice II ™)	65,655	10,764	82,512
Franklin Small Cap Value Securities (Grandmaster ™)	105,524	42,657	64,960
Franklin Small Cap Value Securities (Grandmaster flex3 ™)	20,389	18,338	5,073
Franklin Small Cap Value Securities (IQ Advisor Standard ™)	25,002	45	24,942
Franklin Small Cap Value Securities (IQ Annuuity ™)	168,664	74,540	74,481
Franklin Small Cap Value Securities (Pinnacle Plus ™)	98,093	19,157	89,166
Templeton Foriegn Securities Fund (AdvantEdge ™)	21,755	155	21,559
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)	330,197	1,353,983	1,067,049
Templeton Foriegn Securities Fund (Grandmaster ™)	175,044	358,182	488,049

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2:
Templeton Foriegn Securities Fund (Pinnacle Plus ™)	$385,860	$103,814	$660,748
Templeton Foreign Securities Fund (AnnuiChoice ™)	430,275	1,219,751	1,393,025
Templeton Foreign Securities Fund (AnnuiChoice II ™)	200,398	77,589	245,013
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)	16,193	59,992	40,239
Templeton Growth Securities (AdvantEdge ™)	59,971	5,547	49,541
Templeton Growth Securities (AnnuiChoice ™)	247,061	906,592	812,739
Templeton Growth Securities (AnnuiChoice II ™)	166,195	77,632	294,583
Templeton Growth Securities (GrandMaster flex3 ™)	386,410	530,554	1,975,146
Templeton Growth Securities (Grandmaster ™)	118,337	217,212	1,009,497
Templeton Growth Securities (IQ Annuity ™)	1,064,531	1,445,377	1,234,937
Templeton Growth Securities (Pinnacle Plus ™)	359,778	453,481	823,281
Templeton Growth Securities (IQ Advisor Standard ™)	245,628	478	245,004
Van Kampen LIT Comstock (AdvantEdge ™)	14,576	38	14,534
Van Kampen LIT Comstock (AnnuiChoice ™)	140,127	249,602	668,171
Van Kampen LIT Comstock (AnnuiChoice II ™)	89,095	872	144,742
Van Kampen LIT Comstock (GrandMaster flex3 ™)	215,229	448,014	227,487
Van Kampen LIT Comstock (Grandmaster ™)	14,073	77,727	179,106
Van Kampen LIT Comstock (IQ Annuity ™)	168,442	295,058	914,112
Van Kampen LIT Comstock (IQ Advisor Standard ™)	20,416	923	19,307
Van Kampen LIT Comstock (Pinnacle Plus ™)	63,060	102,404	224,148
Van Kampen LIT Capital Growth (AnnuiChoice ™)	49,418	144,241	8,523
Van Kampen LIT Capital Growth (AnnuiChoice II ™)	4,721	119	12,223
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)	8,245	86,728	2,905
Van Kampen LIT Capital Growth (Grandmaster ™)	15	1,016	8,152
Van Kampen LIT Capital Growth (IQ Annuity ™)	814,905	587,891	174,313
Van Kampen LIT Capital Growth (Pinnacle Plus ™)	41,877	8,210	59,285
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	145,251	65,804	187,785
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	72,913	1,757	120,566
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	85,567	167,688	208,472
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)	159,935	239,557	431,110
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)	299,980	299,130	397,037
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	165,838	89,779	278,896
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)	8,574	19,046	9,373
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)	46,674	238	46,239
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	727,646	1,189,587	688,874
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	160,598	7,936	184,361
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	815,216	638,469	750,759
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	404,411	184,753	712,882
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	486,627	1,876,831	839,058
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	543,614	417,661	476,997
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)	5,752	115,868	4,837
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice ™)	43,234	193	42,850
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice II ™)	56,672	20,388	25,511
Van Kampen UIF U.S. Mid Cap Value (Grandmaster ™)	6,587	15	6,567
Van Kampen UIF U.S. Mid Cap Value (IQ Annuity ™)	52,081	1,549	48,495
Van Kampen UIF U.S. Mid Cap Value (Pinnacle Plus ™)	1,185	4	1,180
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)	5,968	18	5,940
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	554,972	311,686	554,002

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class (continued) 2:
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	$320,395	$28,741	$340,707
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)	345,514	313,858	489,749
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	308,607	318,285	515,053
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)	387,883	255,031	492,118
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)	1,230,600	779,980	420,242
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)	310,425	186,888	347,191
Non-Affiliated Class B
DWS Small Cap Index (AnnuiChoice ™)	90,721	112,852	713,898
DWS Small Cap Index (AnnuiChoice II ™)	17,019	6,963	34,316
DWS Small Cap Index (GrandMaster flex3 ™)	191,154	155,786	127,169
DWS Small Cap Index (Grandmaster ™)	53,249	47,366	149,423
DWS Small Cap Index (IQ3 ™)	214,298	159,827	544,942
DWS Small Cap Index (Pinnacle Plus ™)	61,247	105,370	115,266
DWS Small Cap Index (IQ Advisor Standard ™)	20,416	891	19,307
Advisor Class:
Pimco VIT All Asset (AnnuiChoice ™)	122,503	46,957	72,935
Pimco VIT All Asset (AnnuiChoice II ™)	84,271	447	83,769
Pimco VIT All Asset (Grandmaster ™)	25,506	10,832	13,061
Pimco VIT All Asset (GrandMaster flex3 ™)	68,571	1,812	66,486
Pimco VIT All Asset (IQ Annuity ™)	21,514	1,985	19,025
Pimco VIT All Asset (Pinnacle Plus ™)	26,870	21,586	1,637
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)	43,283	23,719	12,489
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	391,257	132,420	223,455
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	224,086	2,908	220,738
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	36,049	9,813	19,761
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	150,463	19,990	127,990
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	935,467	702,727	145,578
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	253,153	197,416	11,830
Pimco VIT Low Duration (AnnuiChoice ™)	29,290	99	29,188
Pimco VIT Low Duration (AnnuiChoice II ™)	14,932	234	14,684
Pimco VIT Low Duration (GrandMaster flex3 ™)	75,567	2,557	72,926
Pimco VIT Low Duration (IQ Annuity ™)	385,970	202,456	175,143
Pimco VIT Low Duration (Pinnacle Plus ™)	42,833	128	42,699
Pimco VIT Real Return (AdvantEdge ™)	16,491	93	16,389
Pimco VIT Real Return (AnnuiChoice ™)	259,195	123,286	121,537
Pimco VIT Real Return (AnnuiChoice II ™)	102,009	403	101,576
Pimco VIT Real Return (IQ Annuity ™)	1,256,387	540,663	699,824
Pimco VIT Real Return (Grandmaster ™)	259,438	94,942	158,423
Pimco VIT Real Return (GrandMaster flex3 ™)	293,223	117,103	162,989
Pimco VIT Real Return (Pinnacle Plus ™)	105,217	761	104,380
Pimco VIT Total Return (AdvantEdge ™)	171,989	14,869	156,484
Pimco VIT Total Return (AnnuiChoice ™)	1,194,166	132,460	1,058,974
Pimco VIT Total Return (AnnuiChoice II ™)	246,950	72,559	172,624
Pimco VIT Total Return (IQ Annuity ™)	994,645	148,816	841,111
Pimco VIT Total Return (Grandmaster ™)	2,178,879	1,959,111	255,048
Pimco VIT Total Return (GrandMaster flex3 ™)	908,457	202,278	701,250
Pimco VIT Total Return (Pinnacle Plus ™)	465,482	4,532	460,789

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Investor Class:
Rydex VT Absolute Return Strategies (AdvantEdge ™)	$18,675	$5,663	$11,959
Rydex VT Absolute Return Strategies (AnnuiChoice ™)	127,262	47,226	77,836
Rydex VT Absolute Return Strategies (AnnuiChoice II ™)	40,080	195	39,846
Rydex VT Absolute Return Strategies (Grandmaster ™)	1,253	4	1,249
Rydex VT Absolute Return Strategies (IQ Annuity ™)	792,498	697,999	58,119
Rydex VT Hedged Equity (AnnuiChoice ™)	64,688	468	64,092
Rydex VT Hedged Equity (AnnuiChoice II ™)	24,077	59	24,007
Rydex VT Hedged Equity (IQ Annuity ™)	65,272	33,921	26,824
Rydes VT Hedged Equity (Pinnacle Plus ™)	11,283	34	11,242
Rydex VT Sector Rotation (AdvantEdge ™)	1,961	2	1,959
Rydex VT Sector Rotation (AnnuiChoice ™)	133,748	10,442	121,341
Rydex VT Sector Rotation (AnnuiChoice II ™)	2,282	5	2,275
Rydex VT Sector Rotation (IQ Annuity ™)	54,540	459	53,841
Rydex VT Sector Rotation (GrandMaster flex3 ™)	18,338	130	18,166
Rydes VT Sector Rotation (Pinnacle Plus ™)	14,081	102	13,950
Rydex VT Managed Futures Strategies (IQ Annuity ™)	25,002	2	25,000
Rydex VT Managed Futures Strategies (Pinnacle Plus ™)	22,698	41	22,656

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses

Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate.  Nine contracts are currently included in the Separate Account: GrandMaster flex3, IQ the SmartAnnuity (“IQ Annuity”), IQ3 the Smart Annuity (“IQ3”), IQ Advisor (Standard or Enhanced), AnnuiChoice, AnnuiChoice II, Pinnacle Plus, and AdvantEdge. GrandMaster flex3, AnnuiChoice, AnnuiChoice II, Pinnacle Plus, and AdvantEdge have a deferred sales load charge.  IQ Annuity, IQ3, has IQ Advisor (Standard or Enhanced) have no sales load charges on their contracts. GrandMaster flex3 charges an annual rate of 1.40% and 0.15% of net assets, IQ Annuity and IQ3 charge a annual rate of 1.3% and 0.15% of net assets. AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, AnnuiChoice II charges an annual rate of 1.00% and 0.15% of net assets. Pinnacle Plus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. IQ Advisor Standard, an integrated low cost annuity sold be fee based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses. AdvantEdge charges an annual rate of 1.60% of net assets for mortality and expense risk and administrative expenses. Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in AnnuiChoice and AnnuiChoice II charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. For IQ Annuity, IQ3, and AnnuiChoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date )as defined by the participant’s contract). Pinnacle Plus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. AnnuiChoice II has an annual administrative charge of $30 per contract, which is assessed if the account value is less than $75,000 at the end of any contact year. For GrandMaster flex 3 an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any contract year.  For AdvantEdge, an annual administrative charge of $50 per contract is assessed if the account value is less than $50,000 at the end of any contract year. IQ Advisor (Standard or Enhanced) does not have an annual administrative charge.

Integrity also deducts an amount quarterly to cover the cost of any additional benefits available under the contracts, if elected. The charge for riders is deducted on a quarterly anniversary day.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2008, 2007, 2006, 2005, and 2004 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2008 and 2007).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (AnnuiChoice ™)
	2008	22		$8.73	$190	1.93%	1.00%	(29.84)%
	2007	29		12.45	362	1.93%	1.00%	4.08%
	2006	30		11.96	359	1.69%	1.00%	12.39%
	2005	17		10.64	176	0.00%	1.00%	3.59%
	2004	—	*	10.27	2	7.53%	1.00%	2.70%
Touchstone Aggressive ETF (GrandMaster flex3 ™)
	2008	151		8.54	1,290	2.22%	1.55%	(30.23)%
	2007	178		12.23	2,178	1.86%	1.55%	3.50%
	2006	167		11.82	1,974	1.30%	1.55%	11.77%
	2005	243		10.58	2,575	0.00%	1.55%	3.01%
	2004	2		10.27	17	8.37%	1.55%	2.70%
Touchstone Aggressive ETF (Grandmaster ™)
	2008	13		8.61	109	2.42%	1.35%	(30.08)%
	2007	16		12.31	196	1.23%	1.35%	3.72%
	2006	30		11.87	361	1.38%	1.35%	11.99%
	2005	35		10.60	373	0.00%	1.35%	3.22%
	2004	11		10.27	114	11.40%	1.35%	2.70%
Touchstone Aggressive ETF (IQ Annuity ™)
	2008	302		8.57	2,591	2.33%	1.45%	(30.16)%
	2007	323		12.27	3,966	1.95%	1.45%	3.56%
	2006	328		11.85	3,887	1.41%	1.45%	11.88%
	2005	332		10.59	3,514	0.00%	1.45%	3.12%
	2004	—	*	10.27	5	9.21%	1.45%	2.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (Pinnacle Plus ™)
	2008	12	$8.49	$104	2.45%	1.67%	(30.31)%
	2007	12	12.19	150	2.03%	1.67%	3.37%
	2006	9	11.79	106	1.64%	1.67%	11.63%
	2005	7	10.56	78	0.00%	1.67%	2.89%
Touchstone Baron Small Cap Growth (AdvantEdge ™)
	2008	2	6.99	16	0.00%	1.60%	(30.07)%
Touchstone Baron Small Cap Growth (AnnuiChoice ™)
	2008	81	11.99	971	0.00%	1.00%	(34.31)%
	2007	123	18.25	2,252	0.00%	1.00%	1.70%
	2006	134	17.94	2,398	0.00%	1.00%	17.09%
	2005	157	15.32	2,411	0.00%	1.00%	6.62%
	2004	172	14.37	2,467	0.00%	1.00%	26.61%
Touchstone Baron Small Cap Growth (AnnuiChoice II ™)
	2008	15	7.52	110	0.00%	1.15%	(34.41)%
	2007	10	11.47	113	0.00%	1.15%	1.60%
	2006	1	11.29	14	0.00%	1.15%	0.00%
Touchstone Baron Small Cap Growth (GrandMaster flex3 ™)
	2008	59	10.77	635	0.00%	1.55%	(34.68)%
	2007	83	16.49	1,376	0.00%	1.55%	1.17%
	2006	91	16.30	1,476	0.00%	1.55%	16.44%
	2005	82	14.00	1,149	0.00%	1.55%	6.03%
	2004	78	13.20	1,026	0.00%	1.55%	25.83%
Touchstone Baron Small Cap Growth (Grandmaster ™)
	2008	17	9.69	166	0.00%	1.35%	(34.54)%
	2007	22	14.81	330	0.00%	1.35%	1.35%
	2006	26	14.61	387	0.00%	1.35%	16.67%
	2005	34	12.52	423	0.00%	1.35%	6.24%
	2004	11	11.79	128	0.00%	1.35%	17.90%
Touchstone Baron Small Cap Growth (IQ Annuity ™)
	2008	148	11.63	1,724	0.00%	1.45%	(34.61)%
	2007	180	17.79	3,208	0.00%	1.45%	1.24%
	2006	195	17.57	3,427	0.00%	1.45%	16.56%
	2005	233	15.07	3,517	0.00%	1.45%	6.13%
	2004	183	14.20	2,593	0.00%	1.45%	26.00%
Touchstone Baron Small Cap Growth (Pinnacle Plus ™)
	2008	21	11.26	241	0.00%	1.67%	(34.76)%
	2007	30	17.26	509	0.00%	1.67%	1.06%
	2006	28	17.08	486	0.00%	1.67%	16.30%
	2005	27	14.69	391	0.00%	1.67%	5.90%
	2004	18	13.87	249	0.00%	1.67%	25.63%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap Growth (IQ Advisor Enhanced ™)
	2008	—	*	$10.38	$4	0.00%	0.80%	(34.18)%
	2007	—	*	15.77	6	0.00%	0.80%	1.93%
	2006	—	*	15.47	6	0.00%	0.80%	17.32%
	2005	—	*	13.19	5	0.00%	0.80%	6.83%
	2004	—	*	12.34	5	0.00%	0.80%	23.40%
Touchstone Baron Small Cap Growth (IQ Advisor Standard ™)
	2008	10		10.48	107	0.00%	0.60%	(34.04)%
	2007	14		15.89	216	0.00%	0.60%	2.15%
	2006	11		15.56	175	0.00%	0.60%	17.56%
	2005	7		13.24	95	0.00%	0.60%	7.04%
	2004	5		12.37	62	0.00%	0.60%	23.70%
Touchstone Conservative ETF (AnnuiChoice ™)
	2008	67		10.44	695	2.78%	1.00%	(10.40)%
	2007	77		11.65	894	1.77%	1.00%	4.71%
	2006	88		11.13	976	0.91%	1.00%	7.07%
	2005	70		10.40	727	0.00%	1.00%	2.30%
	2004	10		10.16	101	19.75%	1.00%	1.60%
Touchstone Conservative ETF (GrandMaster flex3 ™)
	2008	40		10.21	409	1.13%	1.55%	(10.90)%
	2007	162		11.45	1,850	1.59%	1.55%	4.13%
	2006	189		11.00	2,081	1.65%	1.55%	6.48%
	2005	55		10.33	572	0.00%	1.55%	1.73%
	2004	6		10.16	62	74.95%	1.55%	1.60%
Touchstone Conservative ETF (Grandmaster ™)
	2008	53		10.29	542	3.41%	1.35%	(10.72)%
	2007	59		11.53	678	1.42%	1.35%	4.31%
	2006	73		11.05	810	1.47%	1.35%	6.69%
	2005	21		10.36	216	0.00%	1.35%	1.93%
Touchstone Conservative ETF (IQ Annuity ™)
	2008	98		10.25	1,006	2.69%	1.45%	(10.81)%
	2007	137		11.49	1,573	2.15%	1.45%	4.17%
	2006	85		11.03	939	0.84%	1.45%	6.58%
	2005	80		10.34	823	0.00%	1.45%	1.83%
Touchstone Conservative ETF (Pinnacle Plus ™)
	2008	13		10.15	128	2.17%	1.67%	(11.01)%
	2007	20		11.41	232	2.04%	1.67%	4.02%
	2006	3		10.97	38	1.02%	1.67%	6.35%
	2005	2		10.32	24	0.00%	1.67%	1.61%
Touchstone Conservative ETF (IQ Advisor Standard ™)
	2008	11		10.96	116	3.07%	0.60%	(10.04)%
	2007	11		12.18	129	1.80%	0.60%	5.16%
	2006	11		11.58	122	0.83%	0.60%	7.50%
	2005	11		10.78	114	0.00%	0.60%	2.71%
Touchstone Core Bond (AdvantEdge ™)
	2008	2		9.57	18	49.09%	1.60%	(4.33)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (AnnuiChoice ™)
	2008	95	$12.06	$1,152	2.84%	1.00%	(4.23)%
	2007	169	12.59	2,129	5.62%	1.00%	4.43%
	2006	142	12.06	1,708	3.99%	1.00%	3.02%
	2005	166	11.71	1,940	0.00%	1.00%	0.67%
	2004	184	11.63	2,136	3.68%	1.00%	2.20%
Touchstone Core Bond (AnnuiChoice II ™)
	2008	5	10.12	52	4.37%	1.15%	(4.38)%
	2007	5	10.59	56	10.48%	1.15%	4.22%
	2006	2	10.16	20	28.27%	1.15%	0.00%
Touchstone Core Bond (GrandMaster flex3 ™)
	2008	45	11.02	499	4.01%	1.55%	(4.77)%
	2007	51	11.57	592	4.46%	1.55%	3.77%
	2006	53	11.15	586	3.64%	1.55%	2.45%
	2005	65	10.88	708	0.00%	1.55%	0.11%
	2004	77	10.87	842	3.95%	1.55%	1.68%
Touchstone Core Bond (Grandmaster ™)
	2008	43	10.51	450	4.04%	1.35%	(4.57)%
	2007	11	11.01	118	4.16%	1.35%	4.05%
	2006	8	10.58	88	4.63%	1.35%	2.65%
	2005	7	10.31	74	0.00%	1.35%	0.31%
	2004	2	10.28	18	70.57%	1.35%	2.80%
Touchstone Core Bond (IQ Annuity ™)
	2008	52	11.49	597	3.22%	1.45%	(4.67)%
	2007	81	12.05	978	4.55%	1.45%	3.91%
	2006	58	11.60	675	3.08%	1.45%	2.55%
	2005	86	11.31	971	0.00%	1.45%	0.21%
	2004	80	11.29	905	3.27%	1.45%	1.80%
Touchstone Core Bond (Pinnacle Plus ™)
	2008	60	10.22	614	4.30%	1.67%	(4.88)%
	2007	69	10.75	740	6.53%	1.67%	3.66%
	2006	37	10.37	383	4.60%	1.67%	2.32%
	2005	27	10.13	269	0.00%	1.67%	(0.01)%
	2004	22	10.13	219	5.10%	1.67%	1.50%
Touchstone Core Bond (IQ Advisor Standard ™)
	2008	26	10.70	275	4.40%	0.60%	(3.85)%
	2007	17	11.12	187	22.81%	0.60%	11.24%
Touchstone Mid Cap Growth (AdvantEdge ™)
	2008	2	6.43	12	24.18%	1.60%	(35.66)%
Touchstone Mid Cap Growth (AnnuiChoice ™)
	2008	178	10.75	1,909	3.56%	1.00%	(40.31)%
	2007	232	18.01	4,179	3.69%	1.00%	13.25%
	2006	198	15.90	3,146	0.00%	1.00%	15.02%
	2005	192	13.82	2,648	4.67%	1.00%	14.15%
	2004	238	12.11	2,881	1.99%	1.00%	11.00%
Touchstone Mid Cap Growth (AnnuiChoice II ™)
	2008	91	7.30	665	3.98%	1.15%	(40.40)%
	2007	70	12.24	859	4.99%	1.15%	13.16%
	2006	8	10.82	85	0.00%	1.15%	0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (GrandMaster flex3 ™)
	2008	29		$10.61	$303	1.73%	1.55%	(40.64)%
	2007	154		17.87	2,760	5.28%	1.55%	12.61%
	2006	121		15.87	1,925	0.00%	1.55%	14.38%
	2005	113		13.87	1,562	4.65%	1.55%	13.51%
	2004	179		12.22	2,189	2.48%	1.55%	10.29%
Touchstone Mid Cap Growth (Grandmaster ™)
	2008	12		9.40	116	3.13%	1.35%	(40.52)%
	2007	24		15.81	381	4.47%	1.35%	12.84%
	2006	7		14.01	100	0.00%	1.35%	14.61%
	2005	16		12.22	191	15.22%	1.35%	13.74%
	2004	3		10.74	33	5.29%	1.35%	7.40%
Touchstone Mid Cap Growth (IQ Annuity ™)
	2008	69		10.80	743	2.99%	1.45%	(40.58)%
	2007	157		18.18	2,846	4.74%	1.45%	12.76%
	2006	52		16.12	843	0.00%	1.45%	14.50%
	2005	63		14.08	885	5.27%	1.45%	13.63%
	2004	73		12.39	899	1.82%	1.45%	10.43%
Touchstone Mid Cap Growth (Pinnacle Plus ™)
	2008	21		11.01	232	3.39%	1.67%	(40.71)%
	2007	31		18.57	585	4.44%	1.67%	12.50%
	2006	13		16.51	207	0.00%	1.67%	14.24%
	2005	25		14.45	357	7.39%	1.67%	13.38%
	2004	13		12.75	163	2.60%	1.67%	10.20%
Touchstone Mid Cap Growth (IQ Advisor Standard ™)
	2008	5		9.80	53	3.11%	0.60%	(40.06)%
	2007	7		16.35	114	4.54%	0.60%	13.76%
	2006	4		14.37	61	0.00%	0.60%	15.48%
Touchstone Large Cap Core Equity (AnnuiChoice ™)
	2008	114		7.84	891	1.73%	1.00%	(35.85)%
	2007	19		12.23	229	2.80%	1.00%	4.23%
	2006	20		11.73	235	1.91%	1.00%	25.31%
	2005	21		9.36	196	0.00%	1.00%	(4.02)%
	2004	31		9.75	301	3.05%	1.00%	4.17%
Touchstone Large Cap Core Equity (AnnuiChoice II ™)
	2008	20		7.31	147	2.26%	1.15%	(35.95)%
	2007	2		11.42	25	2.73%	1.15%	4.07%
	2006	2		10.97	21	15.02%	1.15%	0.00%
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)
	2008	52		8.16	424	1.20%	1.55%	(36.21)%
	2007	104		12.80	1,332	4.09%	1.55%	3.71%
	2006	118		12.34	1,452	3.88%	1.55%	24.62%
	2005	150		9.91	1,488	0.00%	1.55%	(4.55)%
	2004	134		10.38	1,393	3.86%	1.55%	3.59%
Touchstone Large Cap Core Equity (Grandmaster ™)
	2008	12		8.40	102	2.76%	1.35%	(36.08)%
	2007	—	*	13.14	6	1.97%	1.35%	3.87%
	2006	2		12.65	21	3.97%	1.35%	24.87%
	2005	2		10.13	21	0.00%	1.35%	(4.36)%
	2004	3		10.59	30	4.36%	1.35%	5.90%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (IQ Annuity ™)
	2008	95		$7.74	$735	1.67%	1.45%	(36.14)%
	2007	49		12.13	600	3.41%	1.45%	3.74%
	2006	28		11.69	327	3.39%	1.45%	24.75%
	2005	28		9.37	263	0.00%	1.45%	(4.46)%
	2004	23		9.80	224	2.65%	1.45%	3.59%
Touchstone Large Cap Core Equity (Pinnacle Plus ™)
	2008	32		9.02	289	2.05%	1.67%	(36.29)%
	2007	11		14.15	153	2.88%	1.67%	3.54%
	2006	11		13.67	151	3.85%	1.67%	24.47%
	2005	5		10.98	50	0.00%	1.67%	(4.67)%
	2004	11		11.52	125	3.41%	1.67%	3.41%
Touchstone Large Cap Core Equity (IQ Advisor Standard ™)
	2008	2		8.44	16	0.56%	0.60%	(35.59)%
	2007	10		13.10	135	4.42%	0.60%	4.70%
	2006	4		14.37	61	0.00%	0.60%	15.48%
Touchstone Enhanced ETF (AdvantEdge ™)
	2008	16		7.37	117	28.51%	1.60%	(26.35)%
Touchstone Enhanced ETF (AnnuiChoice ™)
	2008	59		8.81	522	5.89%	1.00%	(32.09)%
	2007	87		12.97	1,127	2.00%	1.00%	3.02%
	2006	20		11.73	235	1.91%	1.00%	25.31%
	2005	68		11.02	748	0.00%	1.00%	4.96%
	2004	—	*	10.50	3	6.47%	1.00%	5.00%
Touchstone Enhanced ETF (GrandMaster flex3 ™)
	2008	493		8.61	4,244	5.13%	1.55%	(32.47)%
	2007	777		12.75	9,898	1.71%	1.55%	2.38%
	2006	1,126		12.45	14,019	0.79%	1.55%	13.60%
	2005	537		10.96	5,888	0.00%	1.55%	4.38%
Touchstone Enhanced ETF (Grandmaster ™)
	2008	86		8.68	746	6.33%	1.35%	(32.33)%
	2007	116		12.83	1,486	2.02%	1.35%	2.62%
	2006	116		12.50	1,452	1.00%	1.35%	13.83%
	2005	42		10.98	463	0.00%	1.35%	4.59%
	2004	2		10.50	23	3.56%	1.35%	5.00%
Touchstone Enhanced ETF (IQ Annuity ™)
	2008	465		8.64	4,019	6.68%	1.45%	(32.40)%
	2007	487		12.79	6,227	2.04%	1.45%	2.54%
	2006	463		12.47	5,779	0.75%	1.45%	13.72%
	2005	364		10.97	3,989	0.00%	1.45%	4.49%
	2004	—	*	10.50	1	51.06%	1.45%	5.00%
Touchstone Enhanced ETF (Pinnacle Plus ™)
	2008	4		8.56	33	2.59%	1.67%	(32.55)%
	2007	20		12.70	252	2.13%	1.67%	2.24%
	2006	15		12.42	182	0.78%	1.67%	13.47%
	2005	12		10.94	128	0.00%	1.67%	4.25%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Enhanced ETF (IQ Advisor Enhanced ™)
	2008	3	$9.55	$31	6.90%	0.80%	(31.95)%
	2007	3	14.03	45	2.01%	0.80%	3.17%
	2006	4	13.60	48	0.72%	0.80%	14.47%
	2005	4	11.88	42	0.00%	0.80%	5.17%
	2004	3	11.29	36	2.01%	0.80%	12.90%
Touchstone Enhanced ETF (IQ Advisor Standard ™)
	2008	14	9.63	135	5.40%	0.60%	(31.82)%
	2007	22	14.13	308	1.28%	0.60%	3.43%
	2006	44	13.66	604	0.78%	0.60%	14.70%
	2005	18	11.91	214	0.00%	0.60%	5.38%
	2004	24	11.30	268	6.89%	0.60%	13.00%
Touchstone High Yield (AnnuiChoice ™)
	2008	27	11.28	307	5.65%	1.00%	(24.94)%
	2007	39	15.02	593	7.60%	1.00%	0.76%
	2006	56	14.91	832	7.25%	1.00%	6.82%
	2005	61	13.96	852	0.00%	1.00%	2.24%
	2004	62	13.65	852	6.64%	1.00%	8.42%
Touchstone High Yield (AnnuiChoice II ™ )
	2008	44	7.90	344	33.37%	1.15%	(25.06)%
	2007	8	10.54	88	27.28%	1.15%	5.42%
Touchstone High Yield (GrandMaster flex3 ™)
	2008	379	10.45	3,959	34.45%	1.55%	(25.36)%
	2007	71	14.00	989	7.45%	1.55%	0.16%
	2006	90	13.98	1,253	7.49%	1.55%	6.23%
	2005	103	13.16	1,358	0.00%	1.55%	1.67%
	2004	116	12.94	1,498	6.86%	1.55%	7.83%
Touchstone High Yield (Grandmaster ™)
	2008	61	8.69	532	24.06%	1.35%	(25.21)%
	2007	10	11.62	115	4.64%	1.35%	0.43%
	2006	51	11.57	593	9.43%	1.35%	6.45%
	2005	83	10.87	901	0.00%	1.35%	1.88%
	2004	91	10.67	971	38.77%	1.35%	6.70%
Touchstone High Yield (IQ Annuity ™)
	2008	57	10.79	614	6.89%	1.45%	(25.29)%
	2007	58	14.44	843	8.25%	1.45%	0.29%
	2006	61	14.40	874	6.79%	1.45%	6.34%
	2005	86	13.54	1,166	0.00%	1.45%	1.78%
	2004	130	13.30	1,727	6.14%	1.45%	7.95%
Touchstone High Yield (Pinnacle Plus ™)
	2008	30	9.14	272	6.44%	1.67%	(25.45)%
	2007	29	12.26	358	8.81%	1.67%	0.08%
	2006	27	12.25	335	7.97%	1.67%	6.10%
	2005	26	11.55	302	0.00%	1.67%	1.55%
	2004	27	11.37	309	8.47%	1.67%	7.77%
Touchstone Moderate ETF (AdvantEdge ™)
	2008	17	8.19	138	4.04%	1.60%	(18.13)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF (AnnuiChoice ™)
	2008	366	$9.53	$3,484	1.76%	1.00%	(21.14)%
	2007	301	12.08	3,640	1.43%	1.00%	4.22%
	2006	318	11.59	3,691	1.09%	1.00%	9.87%
	2005	235	10.55	2,482	0.00%	1.00%	2.89%
	2004	22	10.26	230	4.95%	1.00%	2.60%
Touchstone Moderate ETF (AnnuiChoice II ™)
	2008	6	8.06	45	2.59%	1.15%	(19.38)%
Touchstone Moderate ETF (GrandMaster flex3 ™)
	2008	449	9.31	4,181	1.53%	1.55%	(21.58)%
	2007	555	11.87	6,591	1.42%	1.55%	3.59%
	2006	532	11.46	6,094	1.68%	1.55%	9.26%
	2005	245	10.49	2,571	0.00%	1.55%	2.32%
	2004	38	10.25	385	9.54%	1.55%	2.50%
Touchstone Moderate ETF (Grandmaster ™)
	2008	39	9.39	370	1.23%	1.35%	(21.42)%
	2007	55	11.95	653	1.45%	1.35%	3.80%
	2006	66	11.51	761	1.20%	1.35%	9.48%
	2005	58	10.51	607	0.00%	1.35%	2.53%
	2004	5	10.25	49	11.30%	1.35%	2.50%
Touchstone Moderate ETF (IQ Annuity ™)
	2008	236	9.35	2,205	1.57%	1.45%	(21.50)%
	2007	252	11.91	3,001	1.58%	1.45%	3.74%
	2006	224	11.48	2,567	1.08%	1.45%	9.37%
	2005	188	10.50	1,975	0.00%	1.45%	2.43%
	2004	8	10.25	82	6.55%	1.45%	2.50%
Touchstone Moderate ETF (Pinnacle Plus ™)
	2008	43	9.26	403	1.99%	1.67%	(21.68)%
	2007	23	11.83	267	1.42%	1.67%	3.47%
	2006	23	11.43	260	1.05%	1.67%	9.13%
	2005	22	10.47	233	0.00%	1.67%	2.20%
Touchstone Moderate ETF (IQ Advisor Enhanced ™)
	2008	3	10.03	34	1.70%	0.80%	(20.98)%
	2007	4	12.69	52	1.47%	0.80%	4.37%
	2006	4	12.16	49	0.83%	0.80%	10.09%
	2005	6	11.04	63	0.00%	0.80%	3.10%
	2004	1	10.71	13	3.54%	0.80%	7.10%
Touchstone Moderate ETF (IQ Advisor Standard ™)
	2008	9	10.12	94	1.77%	0.60%	(20.82)%
	2007	10	12.78	123	1.47%	0.60%	4.59%
	2006	10	12.22	118	1.04%	0.60%	10.31%
	2005	10	11.08	105	0.00%	0.60%	3.31%
	2004	7	10.72	77	2.33%	0.60%	7.20%
Touchstone Money Market (AdvantEdge ™)
	2008	19	10.11	191	2.53%	1.60%	1.12%
Touchstone Money Market (AnnuiChoice ™)
	2008	5	11.48	61	2.93%	1.00%	1.96%
	2007	5	11.26	60	5.05%	1.00%	4.08%
	2006	7	10.82	72	4.79%	1.00%	3.89%
	2005	16	10.41	164	3.12%	1.00%	2.13%
	2004	16	10.19	167	1.33%	1.00%	0.30%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Money Market (Grandmaster ™)
	2008	821	$11.07	$9,087	2.91%	1.35%	1.60%
	2007	602	10.90	6,562	5.03%	1.35%	3.76%
	2006	568	10.50	5,963	4.83%	1.35%	3.52%
	2005	638	10.14	6,468	3.06%	1.35%	1.77%
	2004	792	9.97	7,897	1.30%	1.35%	0.00%
Touchstone Money Market (IQ Annuity ™)
	2008	59	11.07	649	2.95%	1.45%	1.49%
	2007	53	10.90	581	5.03%	1.45%	3.65%
	2006	43	10.52	453	4.89%	1.45%	3.42%
	2005	82	10.17	839	3.18%	1.45%	1.67%
	2004	103	10.01	1,035	1.24%	1.45%	(0.10)%
Touchstone Money Market (IQ3 ™)
	2008	10	11.07	105	2.93%	1.45%	1.49%
	2007	10	10.90	106	5.04%	1.45%	3.65%
	2006	13	10.52	136	4.83%	1.45%	3.42%
	2005	19	10.17	193	3.08%	1.45%	1.67%
	2004	24	10.01	241	1.33%	1.45%	(0.10)%
Touchstone Third Avenue Value (AdvantEdge ™)
	2008	3	6.39	19	4.48%	1.60%	(36.12)%
Touchstone Third Avenue Value (AnnuiChoice ™)
	2008	300	12.09	3,624	1.55%	1.00%	(39.12)%
	2007	452	19.86	8,972	0.73%	1.00%	(2.76)%
	2006	406	20.42	8,302	1.11%	1.00%	14.72%
	2005	439	17.80	7,808	0.85%	1.00%	16.24%
	2004	461	15.32	7,057	0.26%	1.00%	24.65%
Touchstone Third Avenue Value (AnnuiChoice II ™)
	2008	81	6.46	526	2.25%	1.15%	(39.21)%
	2007	54	10.63	578	1.20%	1.15%	(2.93)%
	2006	4	10.95	41	5.52%	1.15%	0.00%
Touchstone Third Avenue Value (GrandMaster flex3 ™)
	2008	236	10.07	2,375	1.83%	1.55%	(39.46)%
	2007	319	16.63	5,296	0.77%	1.55%	(3.33)%
	2006	327	17.20	5,630	1.26%	1.55%	14.09%
	2005	347	15.07	5,228	1.10%	1.55%	15.60%
	2004	266	13.04	3,470	0.36%	1.55%	23.95%
Touchstone Third Avenue Value (Grandmaster ™)
	2008	119	9.46	1,130	1.69%	1.35%	(39.34)%
	2007	163	15.60	2,546	0.75%	1.35%	(3.11)%
	2006	123	16.10	1,984	1.03%	1.35%	14.32%
	2005	121	14.09	1,708	1.48%	1.35%	15.83%
	2004	23	12.16	276	1.00%	1.35%	21.60%
Touchstone Third Avenue Value (IQ Annuity ™)
	2008	248	10.68	2,645	1.62%	1.45%	(39.40)%
	2007	372	17.63	6,551	0.69%	1.45%	(3.20)%
	2006	442	18.21	8,050	0.98%	1.45%	14.20%
	2005	572	15.95	9,120	0.91%	1.45%	15.71%
	2004	518	13.78	7,139	0.26%	1.45%	24.03%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle Plus ™)
	2008	68		$11.38	$775	1.62%	1.67%	(39.53)%
	2007	95		18.83	1,797	0.73%	1.67%	(3.45)%
	2006	83		19.50	1,618	1.14%	1.67%	13.95%
	2005	80		17.11	1,368	1.01%	1.67%	15.46%
	2004	51		14.82	761	0.37%	1.67%	23.81%
Touchstone Third Avenue Value (IQ Advisor Enhanced ™)
	2008	—	*	9.46	3	1.94%	0.80%	(39.00)%
	2007	—	*	15.50	6	1.07%	0.80%	55.04%
Touchstone Third Avenue Value (IQ Advisor Standard ™)
	2008	52		9.55	499	2.60%	0.60%	(38.87)%
	2007	32		15.63	498	1.75%	0.60%	(2.39)%
	2006	10		16.01	163	1.20%	0.60%	15.18%
	2005	8		13.90	111	0.94%	0.60%	16.71%
	2004	5		11.91	61	1.57%	0.60%	19.10%
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice ™)
	2008	15		11.89	178	1.56%	1.00%	(33.88)%
	2007	29		17.98	513	2.44%	1.00%	1.44%
	2006	37		17.73	658	1.93%	1.00%	15.68%
	2005	49		15.33	755	0.85%	1.00%	8.12%
	2004	38		14.18	545	0.90%	1.00%	19.86%
JP Morgan Mid Cap Value (GrandMaster flex3 ™)
	2008	39		11.35	441	1.37%	1.55%	(34.25)%
	2007	55		17.26	955	2.40%	1.55%	0.85%
	2006	80		17.11	1,366	1.72%	1.55%	15.04%
	2005	82		14.87	1,223	0.81%	1.55%	7.53%
	2004	53		13.83	729	0.67%	1.55%	19.12%
JP Morgan Mid Cap Value (Grandmaster ™)
	2008	5		9.51	48	1.43%	1.35%	(34.11)%
	2007	6		14.43	90	2.50%	1.35%	1.06%
	2006	15		14.28	208	2.28%	1.35%	15.27%
	2005	24		12.39	292	0.52%	1.35%	7.74%
	2004	17		11.50	201	0.00%	1.35%	15.00%
JP Morgan Mid Cap Value (IQ3 ™)
	2008	14		11.54	159	1.41%	1.45%	(34.18)%
	2007	21		17.54	361	2.34%	1.45%	0.96%
	2006	26		17.37	447	2.08%	1.45%	15.15%
	2005	49		15.08	735	0.65%	1.45%	7.63%
	2004	125		14.01	1,750	1.05%	1.45%	19.23%
JP Morgan Mid Cap Value (Pinnacle Plus ™)
	2008	15		10.86	162	1.39%	1.67%	(34.33)%
	2007	23		16.54	386	2.32%	1.67%	0.75%
	2006	26		16.42	422	1.84%	1.67%	14.90%
	2005	39		14.29	554	0.83%	1.67%	7.40%
	2004	22		13.31	296	0.62%	1.67%	19.05%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)
	2008	315	$32.83	$10,352	2.24%	1.35%	(43.43)%
	2007	410	58.03	23,768	2.19%	1.35%	0.15%
	2006	499	57.94	28,918	4.79%	1.35%	18.58%
	2005	702	48.86	34,308	2.21%	1.35%	4.44%
	2004	883	46.78	41,289	1.65%	1.35%	10.02%
Fidelity VIP Growth (Grandmaster ™)
	2008	172	36.46	6,284	0.74%	1.35%	(47.88)%
	2007	217	69.96	15,151	0.96%	1.35%	25.24%
	2006	301	55.86	16,805	0.43%	1.35%	5.41%
	2005	406	52.99	21,500	0.54%	1.35%	4.38%
	2004	531	50.77	26,957	0.28%	1.35%	1.99%
Fidelity VIP High Income (Grandmaster ™)
	2008	152	13.39	2,039	7.01%	1.35%	(26.00)%
	2007	222	18.09	4,022	8.11%	1.35%	1.40%
	2006	268	17.84	4,775	6.83%	1.35%	9.74%
	2005	455	16.26	7,395	16.92%	1.35%	1.32%
	2004	615	16.05	9,873	8.60%	1.35%	8.15%
Fidelity VIP II Asset Manager (Grandmaster ™)
	2008	245	27.28	6,672	8.48%	1.35%	(29.68)%
	2007	318	38.80	12,332	5.87%	1.35%	13.95%
	2006	379	34.05	12,892	2.94%	1.35%	5.87%
	2005	493	32.17	15,860	2.93%	1.35%	2.64%
	2004	618	31.34	19,362	2.52%	1.35%	4.05%
Fidelity VIP II Contrafund (Grandmaster ™)
	2008	464	26.77	12,411	0.99%	1.35%	(43.29)%
	2007	579	47.21	27,333	5.18%	1.35%	16.01%
	2006	714	40.69	29,048	1.26%	1.35%	10.21%
	2005	783	36.92	28,895	0.33%	1.35%	15.36%
	2004	928	32.01	29,710	0.36%	1.35%	13.91%
Fidelity VIP II Index 500 (Grandmaster ™)
	2008	225	21.27	4,793	1.96%	1.35%	(37.85)%
	2007	297	34.23	10,182	3.50%	1.35%	4.01%
	2006	391	32.91	12,857	1.93%	1.35%	14.17%
	2005	544	28.82	15,684	1.99%	1.35%	3.41%
	2004	762	27.87	21,242	1.43%	1.35%	9.12%
Fidelity VIP II Index 500 (IQ Annuity ™)
	2008	58	7.04	410	1.99%	1.45%	(37.92)%
	2007	76	11.34	868	3.55%	1.45%	3.95%
	2006	92	10.91	1,008	1.86%	1.45%	14.06%
	2005	116	9.57	1,105	1.96%	1.45%	3.31%
	2004	150	9.26	1,391	1.53%	1.45%	8.94%
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)
	2008	62	9.76	604	4.51%	1.00%	(4.22)%
	2007	86	10.19	878	0.10%	1.00%	1.87%
Fidelity VIP II Investment Grade Bond (AnnuiChoice II ™)
	2008	8	9.73	78	4.15%	1.15%	(4.36)%
	2007	8	10.18	81	0.12%	1.15%	1.77%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Grandmaster ™)
	2008	129	$29.11	$3,746	4.79%	1.35%	(4.56)%
	2007	188	30.50	5,747	4.60%	1.35%	2.92%
	2006	274	29.64	8,107	4.25%	1.35%	2.95%
	2005	346	28.79	9,956	4.58%	1.35%	0.82%
	2004	424	28.55	12,110	6.55%	1.35%	3.03%
Fidelity VIP II Investment Grade Bond (Grandmaster flex3 ™)
	2008	73	9.67	709	5.04%	1.55%	(4.75)%
	2007	130	10.15	1,320	0.11%	1.55%	1.49%
Fidelity VIP II Investment Grade Bond (IQ Annuity ™)
	2008	89	13.79	1,226	4.60%	1.45%	(4.66)%
	2007	161	14.47	2,329	2.56%	1.45%	2.81%
	2006	98	14.07	1,384	4.26%	1.45%	2.84%
	2005	119	13.68	1,622	4.59%	1.45%	0.71%
	2004	133	13.58	1,804	6.70%	1.45%	2.96%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)
	2008	15	9.65	143	4.72%	1.67%	(4.87)%
	2007	27	10.14	275	0.12%	1.67%	1.40%
Fidelity VIP III Balanced (Grandmaster ™)
	2008	66	10.90	722	2.78%	1.35%	(34.85)%
	2007	84	16.73	1,413	6.38%	1.35%	7.58%
	2006	122	15.55	1,896	2.17%	1.35%	10.20%
	2005	163	14.11	2,303	2.94%	1.35%	4.34%
	2004	199	13.52	2,697	2.11%	1.35%	4.00%
Fidelity VIP III Growth & Income (Grandmaster ™)
	2008	151	11.28	1,709	3.16%	1.35%	(42.49)%
	2007	192	19.62	3,767	4.62%	1.35%	10.58%
	2006	243	17.74	4,312	1.42%	1.35%	11.66%
	2005	589	15.88	9,349	1.62%	1.35%	6.19%
	2004	748	14.96	11,197	0.97%	1.35%	4.40%
Fidelity VIP III Growth Opportunities (Grandmaster ™)
	2008	65	6.54	424	0.36%	1.35%	(55.63)%
	2007	96	14.74	1,408	0.00%	1.35%	21.51%
	2006	132	12.13	1,604	0.81%	1.35%	4.04%
	2005	210	11.66	2,449	1.04%	1.35%	7.43%
	2004	298	10.85	3,235	0.58%	1.35%	5.75%
Fidelity VIP Overseas (AnnuiChoice ™)
	2008	28	5.91	168	4.77%	1.00%	(44.37)%
	2007	37	10.62	390	2.42%	1.00%	6.17%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2008	9	5.89	54	4.87%	1.15%	(44.45)%
	2007	11	10.61	112	2.22%	1.15%	6.06%
Fidelity VIP Overseas (Grandmaster ™)
	2008	147	21.03	3,085	4.87%	1.35%	(44.57)%
	2007	197	37.94	7,457	3.26%	1.35%	15.73%
	2006	278	32.78	9,111	1.62%	1.35%	16.49%
	2005	355	28.14	9,987	1.28%	1.35%	17.45%
	2004	437	23.96	10,467	1.19%	1.35%	12.07%
Fidelity VIP Overseas (Grandmaster flex3 ™)
	2008	5	5.85	29	3.45%	1.55%	(44.68)%
	2007	27	10.58	291	1.67%	1.55%	5.77%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (IQ Annuity ™)
	2008	14		$5.86	$85		4.36%	1.45%	(44.62)%
	2007	36		10.58	378		2.54%	1.45%	5.84%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2008	19		5.84	108		4.61%	1.67%	(44.75)%
	2007	35		10.57	366		2.39%	1.67%	5.68%
Affiliated Service Class:
Touchstone Aggressive ETF (Annuichoice ™)
	2008	28		7.95	223		2.28%	1.00%	(29.79)%
	2007	32		11.33	365		2.22%	1.00%	3.72%
	2006	21		10.92	225		4.44%	1.00%	0.00%
Touchstone Aggressive ETF (Annuichoice II ™)
	2008	38		7.78	299		2.86%	1.15%	(29.90)%
	2007	15		11.11	165		2.10%	1.15%	3.59%
	2006	1		10.72	15		10.74%	1.15%	0.00%
Touchstone Aggressive ETF (Grandmaster flex3 ™)
	2008	24		6.86	161		4.32%	1.55%	(30.18)%
	2007	14		9.82	134		4.44%	1.55%	(1.76)%
Touchstone Aggressive ETF (IQ Advisor Standard ™)
	2008	1		6.97	10		2.81%	0.60%	(29.51)%
	2007	—	*	9.89	—	*	0.04%	0.60%	(1.11)%
Touchstone Aggressive ETF (Pinnacle Plus ™)
	2008	24		6.84	164		4.47%	1.67%	(30.27)%
	2007	7		9.82	64		4.84%	1.67%	(1.84)%
Touchstone Conservative ETF (Annuichoice ™)
	2008	26		9.91	257		3.78%	1.00%	(10.43)%
	2007	20		11.07	226		2.14%	1.00%	4.42%
	2006	14		10.60	151		2.95%	1.00%	0.00%
Touchstone Conservative ETF (Annuichoice II ™)
	2008	22		9.73	218		4.11%	1.15%	(10.57)%
	2007	8		10.88	85		3.47%	1.15%	4.28%
	2006	—	*	10.43	5		21.32%	1.15%	0.00%
Touchstone Conservative ETF (GrandMaster flex3 ™)
	2008	14		8.97	127		2.84%	1.55%	(10.93)%
	2007	8		10.08	77		3.68%	1.55%	0.76%
Touchstone Conservative ETF (IQ Advisor Standard ™)
	2008	—		9.12	1		0.17%	0.60%	(10.07)%
	2007	6		10.14	59		3.49%	0.60%	1.42%
Touchstone Conservative ETF (Pinnacle Plus ™)
	2008	7		8.96	67		3.57%	1.67%	(11.04)%
	2007	2		10.07	24		3.21%	1.67%	0.67%

Touchstone Enhanced ETF (Annuichoice ™)

	2008	16		7.71	121		4.27%	1.00%	(32.01)%
	2007	33		11.34	372		2.22%	1.00%	2.67%
	2006	16		11.05	176		2.77%	1.00%	0.00%
Touchstone Enhanced ETF (Annuichoice II ™)
	2008	9		7.55	64		7.01%	1.15%	(32.12)%
	2007	7		11.13	81		2.88%	1.15%	2.55%
	2006	—	*	10.85	2		18.62%	1.15%	0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated Service Class (continued):
Touchstone Enhanced ETF (GrandMaster flex3 ™)
	2008	33	$6.52	$214	6.62%	1.55%	(32.39)%
	2007	36	9.64	345	4.41%	1.55%	(3.61)%
Touchstone Enhanced ETF (Pinnacle Plus ™)
	2008	44	6.50	285	7.76%	1.67%	(32.47)%
	2007	34	9.63	329	3.54%	1.67%	(3.69)%
Touchstone GMAB Aggressive (AnnuiChoice II ™)
	2008	19	7.67	144	2.71%	1.75%	(30.33)%
	2007	9	11.02	103	2.38%	1.75%	10.15%
Touchstone GMAB Conservative (AnnuiChoice ™)
	2008	1	9.77	10	3.06%	1.60%	(10.97)%
	2007	1	10.97	11	20.52%	1.60%	9.73%
Touchstone GMAB Conservative (AnnuiChoice II ™)
	2008	27	9.59	262	3.12%	1.75%	(11.11)%
	2007	21	10.79	224	5.74%	1.75%	7.89%
Touchstone GMAB Moderate ETF (Annuichoice ™)
	2008	3	8.68	29	1.82%	1.60%	(21.62)%
	2007	3	11.07	37	1.38%	1.60%	3.26%
	2006	3	10.72	36	3.25%	1.60%	0.00%
Touchstone GMAB Moderate ETF (AnnuiChoice II ™)
	2008	2	8.52	19	1.81%	1.75%	(21.74)%
	2007	2	10.88	25	11.38%	1.75%	8.82%
Touchstone Moderate ETF (Annuichoice ™)
	2008	89	8.80	780	2.10%	1.00%	(21.14)%
	2007	63	11.17	702	1.73%	1.00%	3.96%
	2006	30	10.74	323	3.28%	1.00%	0.00%
Touchstone Moderate ETF (Annuichoice II ™)
	2008	81	8.64	696	2.83%	1.15%	(21.26)%
	2007	23	10.97	248	2.51%	1.15%	3.79%
	2006	1	10.57	13	5.59%	1.15%	0.00%
Touchstone Moderate ETF (GrandMaster flex3 ™)
	2008	137	7.78	1,069	0.81%	1.55%	(21.58)%
	2007	380	9.92	3,770	2.89%	1.55%	(0.77)%
Touchstone Moderate ETF (IQ Advisor Standard ™)
	2008	2	7.91	15	2.01%	0.60%	(20.83)%
	2007	2	9.99	16	19.90%	0.60%	(0.12)%
Touchstone Moderate ETF (Pinnacle Plus ™)
	2008	61	7.77	473	3.09%	1.67%	(21.68)%
	2007	10	9.91	96	2.90%	1.67%	(0.85)%
Touchstone Money Market (AnnuiChoice ™)
	2008	641	11.16	7,147	2.84%	1.00%	1.90%
	2007	366	10.95	4,002	4.78%	1.00%	3.87%
	2006	530	10.54	5,586	4.60%	1.00%	3.62%
	2005	439	10.17	4,467	2.91%	1.00%	1.87%
	2004	443	9.99	4,422	1.09%	1.00%	0.10%
Touchstone Money Market (AnnuiChoice II ™)
	2008	192	10.68	2,052	2.69%	1.15%	1.74%
	2007	38	10.50	399	4.75%	1.15%	3.66%
	2006	14	10.13	141	5.10%	1.15%	0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated Service Class (continued):
Touchstone Money Market (GrandMaster flex3 ™)
	2008	781	$10.82	$8,452	2.79%	1.55%	1.33%
	2007	296	10.68	3,164	4.76%	1.55%	3.28%
	2006	182	10.34	1,878	4.60%	1.55%	3.05%
	2005	162	10.04	1,628	2.78%	1.55%	1.31%
	2004	113	9.91	1,120	0.98%	1.55%	(0.50)%
Touchstone Money Market (IQ Annuity ™)
	2008	944	10.88	10,275	2.84%	1.45%	1.43%
	2007	499	10.73	5,358	4.79%	1.45%	3.35%
	2006	581	10.38	6,030	4.56%	1.45%	3.15%
	2005	980	10.06	9,862	2.88%	1.45%	1.41%
	2004	602	9.92	5,970	1.06%	1.45%	(0.40)%
Touchstone Money Market (Pinnacle Plus ™)
	2008	369	10.75	3,966	2.80%	1.67%	1.21%
	2007	141	10.62	1,497	4.68%	1.67%	3.12%
	2006	32	10.30	330	4.61%	1.67%	2.92%
	2005	25	10.01	247	2.99%	1.67%	1.18%
	2004	15	9.89	152	1.08%	1.67%	(0.60)%
Touchstone Money Market (IQ Advisor Standard ™)
	2008	138	11.40	1,579	2.90%	0.60%	2.31%
	2007	111	11.15	1,242	4.69%	0.60%	4.28%
	2006	25	10.69	267	4.75%	0.60%	4.04%
	2005	6	10.28	61	3.23%	0.60%	2.28%
Non-Affiliated Service Class:
Fidelity VIP Equity-Income (IQ Annuity ™)
	2008	60	7.80	468	2.39%	1.45%	(43.54)%
	2007	64	13.82	888	1.94%	1.45%	(0.09)%
	2006	89	13.83	1,228	4.58%	1.45%	18.34%
	2005	102	11.68	1,186	2.28%	1.45%	4.23%
	2004	154	11.21	1,732	1.49%	1.45%	9.79%
Fidelity VIP Growth (IQ Annuity ™)
	2008	52	5.91	306	0.68%	1.45%	(48.00)%
	2007	63	11.36	711	0.71%	1.45%	25.01%
	2006	81	9.09	732	0.30%	1.45%	5.19%
	2005	112	8.64	966	0.51%	1.45%	4.15%
	2004	257	8.30	2,133	0.19%	1.45%	1.84%
Fidelity VIP High Income (IQ Annuity ™)
	2008	76	7.55	576	6.31%	1.45%	(26.15)%
	2007	27	10.22	276	4.56%	1.45%	1.16%
	2006	64	10.10	650	5.90%	1.45%	9.57%
	2005	150	9.22	1,379	16.05%	1.45%	1.04%
	2004	254	9.12	2,319	16.00%	1.45%	7.80%
Fidelity VIP II Asset Manager (IQ Annuity ™)
	2008	19	8.67	162	9.15%	1.45%	(29.86)%
	2007	19	12.37	234	5.70%	1.45%	13.66%
	2006	22	10.88	234	3.13%	1.45%	5.69%
	2005	34	10.29	348	2.67%	1.45%	2.43%
	2004	31	10.05	312	2.86%	1.45%	3.82%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class (continued):
Fidelity VIP II Contrafund (IQ Annuity ™)
	2008	106	$9.88	$1,049	1.03%	1.45%	(43.45)%
	2007	129	17.46	2,253	5.44%	1.45%	15.81%
	2006	154	15.08	2,323	1.26%	1.45%	9.98%
	2005	214	13.71	2,941	0.25%	1.45%	15.16%
	2004	208	11.91	2,478	0.29%	1.45%	13.65%
Fidelity VIP III Balanced (IQ Annuity ™)
	2008	11	7.95	86	2.73%	1.45%	(34.98)%
	2007	13	12.23	154	5.57%	1.45%	7.29%
	2006	14	11.40	158	2.32%	1.45%	10.03%
	2005	22	10.36	223	3.40%	1.45%	4.08%
	2004	36	9.95	363	2.13%	1.45%	3.86%
Fidelity VIP III Growth & Income (IQ Annuity ™)
	2008	18	7.00	125	3.35%	1.45%	(42.62)%
	2007	22	12.20	269	4.32%	1.45%	10.40%
	2006	26	11.05	284	1.00%	1.45%	11.38%
	2005	42	9.92	418	2.09%	1.45%	5.97%
	2004	82	9.36	763	0.97%	1.45%	4.12%
Fidelity VIP III Growth Opportunities (IQ Annuity ™)
	2008	3	4.27	14	0.24%	1.45%	(55.72)%
	2007	8	9.64	74	0.00%	1.45%	21.20%
	2006	13	7.95	104	0.70%	1.45%	3.78%
	2005	24	7.66	187	0.88%	1.45%	7.29%
	2004	32	7.14	230	0.54%	1.45%	5.62%
Fidelity VIP III Mid Cap (Grandmaster ™)
	2008	71	21.68	1,534	5.08%	1.35%	(40.33)%
	2007	103	36.33	3,748	0.99%	1.35%	13.92%
	2006	265	31.89	8,461	0.99%	1.35%	11.08%
	2005	200	28.71	5,743	0.00%	1.35%	16.62%
	2004	276	24.62	6,807	0.00%	1.35%	23.10%
Fidelity VIP III Mid Cap (IQ Annuity ™)
	2008	38	22.59	856	4.94%	1.45%	(40.39)%
	2007	45	37.89	1,690	0.88%	1.45%	13.79%
	2006	64	33.30	2,140	1.49%	1.45%	10.96%
	2005	88	30.01	2,649	0.00%	1.45%	16.51%
	2004	111	25.75	2,870	0.00%	1.45%	22.91%
Fidelity VIP Overseas (IQ Annuity ™)
	2008	7	9.11	66	4.90%	1.45%	(44.68)%
	2007	10	16.47	158	3.16%	1.45%	15.47%
	2006	16	14.26	229	1.44%	1.45%	16.24%
	2005	21	12.26	257	1.15%	1.45%	17.25%
	2004	30	10.46	315	1.38%	1.45%	11.87%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge ™)
	2008	2	7.25	14	4.04%	1.60%	(27.46)%
Fidelity VIP Asset Manager (AnnuiChoice ™)
	2008	34	9.01	311	9.18%	1.00%	(29.62)%
	2007	33	12.81	429	5.98%	1.00%	14.06%
	2006	41	11.23	463	2.60%	1.00%	6.07%
	2005	56	10.59	596	2.86%	1.00%	2.75%
	2004	56	10.31	580	2.28%	1.00%	4.14%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (AnnuiChoice II ™)
	2008	2		$8.36	$16		4.41%	1.15%	(29.73)%
	2007	—	*	11.90	1		6.25%	1.15%	19.03%
Fidelity VIP Asset Manager (GrandMaster flex3 ™)
	2008	31		8.86	272		8.99%	1.55%	(30.01)%
	2007	23		12.65	297		5.36%	1.55%	13.39%
	2006	26		11.16	289		1.53%	1.55%	5.48%
	2005	12		10.58	125		0.96%	1.55%	2.18%
	2004	4		10.36	39		0.00%	1.55%	3.60%
Fidelity VIP Asset Manager (IQ3 ™)
	2008	33		8.96	294		8.51%	1.45%	(29.94)%
	2007	35		12.79	442		5.70%	1.45%	13.47%
	2006	41		11.27	457		4.20%	1.45%	5.59%
	2005	104		10.67	1,115		3.10%	1.45%	2.28%
	2004	45		10.43	471		1.63%	1.45%	3.57%
Fidelity VIP Asset Manager (Pinnacle Plus ™)
	2008	12		9.21	107		7.22%	1.67%	(30.10)%
	2007	18		13.18	234		10.23%	1.67%	13.20%
	2006	10		11.64	111		2.78%	1.67%	5.35%
	2005	12		11.04	137		2.81%	1.67%	2.05%
	2004	16		10.82	173		0.83%	1.67%	3.44%
Fidelity VIP Balanced (AdvantEdge ™)
	2008	2		6.85	14		9.70%	1.60%	(31.47)%
Fidelity VIP Balanced (AnnuiChoice ™)
	2008	54		8.44	453		2.13%	1.00%	(34.81)%
	2007	124		12.95	1,606		5.67%	1.00%	7.63%
	2006	132		12.03	1,590		1.83%	1.00%	10.39%
	2005	137		10.90	1,491		2.67%	1.00%	4.48%
	2004	163		10.43	1,696		1.82%	1.00%	4.09%
Fidelity VIP Balanced (AnnuiChoice II ™)
	2008	7		7.40	50		3.26%	1.15%	(34.91)%
	2007	5		11.37	52		4.50%	1.15%	7.44%
	2006	—	*	10.58	—	*	0.00%	1.15%	0.00%
Fidelity VIP Balanced (GrandMaster flex3 ™)
	2008	27		9.15	244		2.48%	1.55%	(35.17)%
	2007	33		14.11	469		5.49%	1.55%	7.04%
	2006	34		13.18	448		1.51%	1.55%	9.78%
	2005	31		12.01	369		2.08%	1.55%	3.90%
	2004	21		11.56	244		0.95%	1.55%	3.49%
Fidelity VIP Balanced (Grandmaster ™)
	2008	101		8.38	848		2.49%	1.35%	(35.04)%
	2007	129		12.90	1,658		3.73%	1.35%	28.96%
Fidelity VIP Balanced (IQ3 ™)
	2008	46		8.30	385		2.48%	1.45%	(35.11)%
	2007	70		12.78	898		5.18%	1.45%	7.16%
	2006	62		11.93	739		1.58%	1.45%	9.89%
	2005	60		10.86	653		2.83%	1.45%	4.00%
	2004	84		10.44	878		1.63%	1.45%	3.57%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Pinnacle Plus ™)
	2008	15	$8.48	$127	2.51%	1.67%	(35.25)%
	2007	11	13.10	147	4.93%	1.67%	6.90%
	2006	6	12.25	71	2.14%	1.67%	9.64%
	2005	8	11.17	89	3.06%	1.67%	3.77%
	2004	15	10.77	158	1.29%	1.67%	3.46%
Fidelity VIP Balanced (IQ Advisor Standard ™)
	2008	13	8.49	111	2.72%	0.60%	(34.54)%
	2007	13	12.97	173	16.95%	0.60%	29.73%
Fidelity VIP Contrafund (AdvantEdge ™)
	2008	16	6.26	103	2.13%	1.60%	(37.40)%
Fidelity VIP Contrafund (AnnuiChoice ™)
	2008	477	9.79	4,665	0.88%	1.00%	(43.27)%
	2007	579	17.25	9,995	5.96%	1.00%	16.11%
	2006	583	14.86	8,656	1.07%	1.00%	10.32%
	2005	505	13.47	6,803	0.15%	1.00%	15.48%
	2004	389	11.66	4,532	0.17%	1.00%	13.98%
Fidelity VIP Contrafund (AnnuiChoice II ™)
	2008	85	7.04	597	1.09%	1.15%	(43.35)%
	2007	47	12.43	583	9.17%	1.15%	15.96%
	2006	8	10.72	83	3.91%	1.15%	0.00%
Fidelity VIP Contrafund (GrandMaster flex3 ™)
	2008	408	10.11	4,125	1.14%	1.55%	(43.58)%
	2007	412	17.92	7,392	5.58%	1.55%	15.49%
	2006	568	15.52	8,810	1.22%	1.55%	9.71%
	2005	580	14.15	8,200	0.16%	1.55%	14.85%
	2004	445	12.32	5,483	0.19%	1.55%	13.34%
Fidelity VIP Contrafund (IQ3 ™)
	2008	355	10.08	3,580	0.85%	1.45%	(43.53)%
	2007	390	17.85	6,960	5.19%	1.45%	15.62%
	2006	466	15.44	7,193	1.04%	1.45%	9.82%
	2005	588	14.06	8,274	0.13%	1.45%	14.96%
	2004	382	12.23	4,673	0.15%	1.45%	13.45%
Fidelity VIP Contrafund (Pinnacle Plus ™)
	2008	115	10.42	1,196	0.84%	1.67%	(43.65)%
	2007	119	18.50	2,206	5.56%	1.67%	15.32%
	2006	115	16.04	1,848	1.09%	1.67%	9.58%
	2005	100	14.64	1,457	0.11%	1.67%	14.71%
	2004	58	12.76	739	0.10%	1.67%	13.22%
Fidelity VIP Contrafund (IQ Advisor Standard ™)
	2008	9	9.69	88	0.83%	0.60%	(43.04)%
	2007	10	17.01	178	4.88%	0.60%	16.60%
	2006	12	14.59	177	1.05%	0.60%	10.77%
	2005	12	13.17	153	0.09%	0.60%	15.95%
	2004	6	11.36	67	0.00%	0.60%	13.60%
Fidelity VIP Disciplined Small Cap (AnnuiChoice ™)
	2008	23	5.90	138	0.37%	1.00%	(34.63)%
	2007	27	9.03	248	0.41%	1.00%	(9.71)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disciplined Small Cap (AnnuiChoice II ™)
	2008	—	*	$5.89	$3		0.40%	1.15%	(34.73)%
	2007	—	*	9.02	4		0.47%	1.15%	(9.80)%
Fidelity VIP Disciplined Small Cap (GrandMaster ™)
	2008	8		5.87	44		0.35%	1.35%	(34.86)%
	2007	11		9.01	102		0.33%	1.35%	(9.93)%
Fidelity VIP Disciplined (GrandMaster flex3 ™)
	2008	8		5.85	49		0.37%	1.55%	(35.00)%
	2007	10		8.99	86		0.42%	1.55%	(10.05)%
Fidelity VIP Disciplined Small Cap (IQ Annuity ™)
	2008	19		5.86	108		0.33%	1.45%	(34.93)%
	2007	27		9.00	244		0.43%	1.45%	(9.99)%
Fidelity VIP Disciplined Small Cap (Pinnacle Plus ™)
	2008	6		5.83	37		0.43%	1.67%	(35.08)%
	2007	3		8.99	29		0.46%	1.67%	(10.13)%
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)
	2008	5		9.10	41		0.31%	1.00%	(41.94)%
	2007	8		15.68	129		3.92%	1.00%	5.66%
	2006	9		14.84	140		0.40%	1.00%	12.68%
	2005	2		13.17	25		0.00%	1.00%	19.47%
	2004	1		11.02	16		0.00%	1.00%	0.27%
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice II ™)
	2008	5		6.68	36		1.46%	1.15%	(42.02)%
	2007	1		11.52	7		10.20%	1.15%	5.48%
	2006	—	*	10.92	—	*	0.00%	1.15%	0.00%
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)
	2008	2		8.60	20		0.23%	1.55%	(42.26)%
	2007	8		14.89	125		6.98%	1.55%	5.08%
	2006	4		14.17	61		0.33%	1.55%	12.06%
	2005	3		12.65	36		0.00%	1.55%	18.81%
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)
	2008	3		8.68	24		0.27%	1.35%	(42.14)%
	2007	10		15.00	149		6.72%	1.35%	5.27%
	2006	7		14.25	105		0.30%	1.35%	12.28%
	2005	2		12.69	30		0.00%	1.35%	19.05%
	2004	1		10.66	15		0.00%	1.35%	6.60%
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)
	2008	6		8.22	50		0.64%	1.45%	(42.20)%
	2007	—	*	14.22	3		3.98%	1.45%	5.16%
	2006	1		13.52	11		0.07%	1.45%	12.17%
	2005	1		12.05	8		0.00%	1.45%	18.93%
	2004	1		10.13	8		0.00%	1.45%	(0.20)%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)
	2008	12		8.55	103		0.63%	1.67%	(42.33)%
	2007	8		14.82	112		5.50%	1.67%	4.91%
	2006	7		14.13	94		0.20%	1.67%	11.92%
	2005	8		12.62	107		0.00%	1.67%	18.67%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (AnnuiChoice ™)
	2008	225		$7.69	$1,731	2.03%	1.00%	(43.39)%
	2007	288		13.59	3,912	2.18%	1.00%	0.28%
	2006	285		13.55	3,869	4.52%	1.00%	18.73%
	2005	374		11.41	4,273	1.87%	1.00%	4.52%
	2004	392		10.92	4,276	1.31%	1.00%	10.08%
Fidelity VIP Equity-Income (AnnuiChoice II ™)
	2008	24		6.22	148	2.80%	1.15%	(43.47)%
	2007	15		11.00	167	5.27%	1.15%	0.07%
	2006	—	*	10.99	1	17.76%	1.15%	0.00%
Fidelity VIP Equity-Income (GrandMaster flex3 ™)
	2008	49		7.79	379	2.10%	1.55%	(43.70)%
	2007	63		13.84	877	1.51%	1.55%	(0.27)%
	2006	113		13.88	1,564	4.21%	1.55%	18.08%
	2005	159		11.76	1,865	1.96%	1.55%	3.94%
	2004	180		11.31	2,032	1.14%	1.55%	9.49%
Fidelity VIP Equity-Income (IQ3 ™)
	2008	120		7.44	894	2.06%	1.45%	(43.64)%
	2007	158		13.21	2,085	1.70%	1.45%	(0.19)%
	2006	282		13.23	3,731	4.28%	1.45%	18.20%
	2005	209		11.20	2,345	2.04%	1.45%	4.05%
	2004	290		10.76	3,120	1.25%	1.45%	9.57%
Fidelity VIP Equity-Income (Pinnacle Plus ™)
	2008	31		8.52	264	2.10%	1.67%	(43.77)%
	2007	35		15.15	525	2.53%	1.67%	(0.40)%
	2006	26		15.21	391	4.70%	1.67%	17.93%
	2005	41		12.90	531	1.50%	1.67%	3.81%
	2004	28		12.43	347	0.27%	1.67%	9.42%
Fidelity VIP Equity-Income (IQ Advisor Standard ™)
	2008	2		7.81	16	4.27%	0.60%	(43.16)%
Fidelity VIP Freedom 2010 (AdvantEdge ™)
	2008	8		7.70	59	13.52%	1.60%	(23.04)%
Fidelity VIP Freedom 2010 (AnnuiChoice ™)
	2008	—		7.60	4	0.44%	1.00%	(25.92)%
	2007	7		10.26	67	23.13%	1.00%	2.59%
Fidelity VIP Freedom 2010 (AnnuiChoice II ™)
	2008	15		7.58	113	3.95%	1.15%	(26.03)%
	2007	4		10.25	41	13.75%	1.15%	2.48%
Fidelity VIP Freedom 2010 (GrandMaster ™)
	2008	45		7.55	338	8.08%	1.35%	(26.18)%
	2007	3		10.23	27	41.67%	1.35%	2.34%
Fidelity VIP Freedom 2010 (GrandmMaster flex3 ™)
	2008	15		7.53	110	4.03%	1.55%	(26.33)%
	2007	4		10.22	40	10.43%	1.55%	2.20%
Fidelity VIP Freedom 2010 (IQ Annuity ™)
	2008	37		7.54	282	4.08%	1.45%	(26.26)%
	2007	8		10.23	79	15.34%	1.45%	2.27%
Fidelity VIP Freedom 2010 (Pinnacle Plus ™)
	2008	1		7.51	6	2.75%	1.67%	(26.42)%
	2007	2		10.21	25	19.64%	1.67%	2.12%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (AdvantEdge ™)
	2008	5		$7.53	$41	6.36%	1.60%	(24.68)%
Fidelity VIP Freedom 2015 (AnnuiChoice ™)
	2008	3		7.39	20	4.48%	1.00%	(28.03)%
Fidelity VIP Freedom 2015 (AnnuiChoice II ™)
	2008	20		7.37	146	4.00%	1.15%	(28.13)%
	2007	8		10.26	85	8.87%	1.15%	2.61%
Fidelity VIP Freedom 2015 (IQ Annuity ™)
	2008	15		7.34	110	4.84%	1.45%	(28.35)%
	2007	7		10.24	74	27.54%	1.45%	2.39%
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)
	2008	9		7.31	65	4.75%	1.67%	(28.51)%
	2007	4		10.22	45	18.72%	1.67%	2.24%
Fidelity VIP Freedom 2020 (AdvantEdge ™)
	2008	7		7.04	47	14.70%	1.60%	(29.60)%
Fidelity VIP Freedom 2020 (AnnuiChoice ™)
	2008	23		6.84	159	3.01%	1.00%	(33.47)%
	2007	27		10.28	278	10.27%	1.00%	2.82%
Fidelity VIP Freedom 2020 (AnnuiChoice II ™)
	2008	34		6.82	230	9.70%	1.15%	(33.58)%
	2007	2		10.27	25	22.59%	1.15%	2.72%
Fidelity VIP Freedom 2020 (GrandMaster ™)
	2008	3		6.80	23	13.61%	1.35%	(33.71)%
Fidelity VIP Freedom 2020 (GrandMaster flex3 ™)
	2008	1		6.78	4	4.08%	1.55%	(33.85)%
Fidelity VIP Freedom 2020 (IQ Annuity ™)
	2008	4		6.79	28	5.88%	1.45%	(33.78)%
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)
	2008	2		6.76	12	5.02%	1.67%	(33.93)%
	2007	3		10.23	26	19.29%	1.67%	2.35%
Fidelity VIP Freedom 2025 (AnnuiChoice II ™)
	2008	16		6.67	104	4.35%	1.15%	(35.12)%
	2007	7		10.27	69	7.47%	1.15%	2.74%
Fidelity VIP Freedom 2025 (GrandMaster ™)
	2008	—	*	6.64	1	6.25%	1.35%	(35.25)%
Fidelity VIP Freedom 2025 (Pinnacle Plus ™)
	2008	1		6.61	5	5.33%	1.67%	(35.46)%
	2007	2		10.24	25	19.74%	1.67%	2.37%
Fidelity VIP Freedom 2030 (AnnuiChoice II ™)
	2008	23		6.29	145	5.02%	1.15%	(38.89)%
Fidelity VIP Freedom 2030 (IQ Annuity ™)
	2008	3		6.25	17	4.68%	1.45%	(39.07)%
	2007	—	*	10.26	1	5.75%	1.45%	2.64%
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)
	2008	2		6.23	14	3.29%	1.67%	(39.21)%
	2007	2		10.25	24	21.15%	1.67%	2.48%
Fidelity VIP Growth & Income (AdvantEdge ™)
	2008	2		6.29	13	8.86%	1.60%	(37.09)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth & Income (AnnuiChoice ™)
	2008	65		$7.23	$470	2.98%	1.00%	(42.48)%
	2007	104		12.57	1,312	4.11%	1.00%	10.76%
	2006	98		11.35	1,110	1.01%	1.00%	11.73%
	2005	199		10.16	2,020	1.33%	1.00%	6.33%
	2004	218		9.56	2,087	0.89%	1.00%	4.48%
Fidelity VIP Growth & Income (AnnuiChoice II ™)
	2008	4		6.83	27	3.03%	1.15%	(42.57)%
	2007	3		11.88	41	1.73%	1.15%	18.84%
	2006	—	*	10.55	4	0.00%	1.15%	0.00%
Fidelity VIP Growth & Income (GrandMaster flex3 ™)
	2008	20		8.11	165	2.98%	1.55%	(42.80)%
	2007	25		14.17	359	4.47%	1.55%	10.11%
	2006	32		12.87	414	0.75%	1.55%	11.11%
	2005	43		11.58	504	1.29%	1.55%	5.74%
	2004	49		10.95	536	0.48%	1.55%	3.89%
Fidelity VIP Growth & Income (IQ3 ™)
	2008	42		7.28	306	2.88%	1.45%	(42.74)%
	2007	68		12.72	865	4.29%	1.45%	10.23%
	2006	74		11.54	857	0.70%	1.45%	11.22%
	2005	99		10.38	1,026	1.40%	1.45%	5.85%
	2004	120		9.80	1,179	0.84%	1.45%	3.92%
Fidelity VIP Growth & Income (Pinnacle Plus ™)
	2008	21		8.08	168	3.03%	1.67%	(42.87)%
	2007	30		14.15	425	4.02%	1.67%	10.00%
	2006	29		12.86	374	0.86%	1.67%	10.98%
	2005	41		11.59	475	1.22%	1.67%	5.61%
	2004	37		10.97	402	0.61%	1.67%	3.69%
Fidelity VIP Growth (AnnuiChoice ™)
	2008	122		5.28	646	0.46%	1.00%	(47.84)%
	2007	205		10.12	2,075	0.46%	1.00%	25.46%
	2006	185		8.07	1,494	0.19%	1.00%	5.51%
	2005	255		7.65	1,951	0.33%	1.00%	4.45%
	2004	438		7.33	3,208	0.10%	1.00%	2.09%
Fidelity VIP Growth (AnnuiChoice II ™)
	2008	8		6.88	53	1.07%	1.15%	(47.92)%
	2007	—	*	13.20	6	0.42%	1.15%	25.15%
Fidelity VIP Growth (GrandMaster ™)
	2008	92		6.09	560	0.72%	1.35%	(48.02)%
	2007	75		11.71	884	0.16%	1.35%	17.10%
Fidelity VIP Growth (GrandMaster flex3 ™)
	2008	33		6.95	231	0.42%	1.55%	(48.13)%
	2007	71		13.41	958	0.50%	1.55%	24.71%
	2006	64		10.75	688	0.16%	1.55%	4.93%
	2005	62		10.25	632	0.34%	1.55%	3.87%
	2004	145		9.86	1,427	0.10%	1.55%	1.44%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (IQ3 ™)
	2008	86		$5.48	$469	0.49%	1.45%	(48.08)%
	2007	187		10.55	1,971	0.42%	1.45%	24.86%
	2006	114		8.45	960	0.34%	1.45%	5.03%
	2005	147		8.05	1,186	0.39%	1.45%	3.98%
	2004	430		7.74	3,330	0.13%	1.45%	1.57%
Fidelity VIP Growth (Pinnacle Plus ™)
	2008	11		7.84	85	0.45%	1.67%	(48.19)%
	2007	12		15.13	184	0.44%	1.67%	24.52%
	2006	7		12.15	81	0.21%	1.67%	4.80%
	2005	12		11.59	139	0.28%	1.67%	3.75%
	2004	14		11.17	151	0.06%	1.67%	1.36%
Fidelity VIP Growth Opportunities (AnnuiChoice ™)
	2008	14		5.91	80	0.10%	1.00%	(55.59)%
	2007	31		13.30	418	0.00%	1.00%	21.71%
	2006	8		10.93	87	0.74%	1.00%	4.07%
	2005	8		10.51	82	0.72%	1.00%	7.59%
	2004	9		9.76	91	0.33%	1.00%	5.74%
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)
	2008	3		6.44	19	0.08%	1.55%	(55.84)%
	2007	6		14.57	91	0.00%	1.55%	21.04%
	2006	3		12.04	38	0.55%	1.55%	3.49%
	2005	5		11.64	57	1.03%	1.55%	7.00%
	2004	11		10.88	119	0.50%	1.55%	5.22%
Fidelity VIP Growth Opportunities (IQ3 ™)
	2008	11		5.53	62	0.05%	1.45%	(55.79)%
	2007	76		12.51	955	0.00%	1.45%	21.13%
	2006	10		10.33	103	3.04%	1.45%	3.60%
	2005	16		9.97	164	0.66%	1.45%	7.11%
	2004	18		9.31	165	0.16%	1.45%	5.32%
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)
	2008	4		6.81	24	0.07%	1.67%	(55.89)%
	2007	15		15.44	237	0.00%	1.67%	20.88%
	2006	3		12.77	39	0.36%	1.67%	3.37%
	2005	2		12.36	28	0.56%	1.67%	6.87%
	2004	2		11.56	26	0.00%	1.67%	5.09%
Fidelity VIP Growth Opportunities (IQ Advisor Standard ™)
	2008	2		6.42	11	0.06%	0.60%	(55.41)%
	2007	11		14.40	153	0.00%	0.60%	44.05%
Fidelity VIP Growth (IQ Advisor Standard ™)
	2008	—	*	7.19	3	0.06%	0.60%	(47.63)%
	2007	10		13.73	144	0.23%	0.60%	37.28%
Fidelity VIP High Income (AnnuiChoice ™)
	2008	95		9.40	895	5.47%	1.00%	(25.89)%
	2007	55		12.68	702	5.61%	1.00%	1.54%
	2006	105		12.49	1,318	7.70%	1.00%	9.92%
	2005	72		11.37	814	14.59%	1.00%	1.29%
	2004	280		11.22	3,146	10.18%	1.00%	8.30%
Fidelity VIP High Income (AnnuiChoice II ™)
	2008	1		7.87	8	14.08%	1.15%	(26.00)%
	2007	—	*	10.64	3	11.95%	1.15%	6.41%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP High Income (GrandMaster flex3 ™)
	2008	122	$10.12	$1,231	3.49%	1.55%	(26.30)%
	2007	65	13.74	898	5.24%	1.55%	0.94%
	2006	146	13.61	1,985	8.13%	1.55%	9.31%
	2005	163	12.45	2,029	11.51%	1.55%	0.73%
	2004	597	12.36	7,374	7.63%	1.55%	7.67%
Fidelity VIP High Income (IQ3 ™)
	2008	79	10.16	802	4.73%	1.45%	(26.23)%
	2007	47	13.77	651	5.06%	1.45%	1.03%
	2006	114	13.63	1,549	5.53%	1.45%	9.42%
	2005	349	12.45	4,346	18.70%	1.45%	0.83%
	2004	602	12.35	7,435	8.30%	1.45%	7.77%
Fidelity VIP High Income (Pinnacle Plus ™)
	2008	7	9.37	66	5.19%	1.67%	(26.39)%
	2007	15	12.73	188	11.67%	1.67%	0.84%
	2006	9	12.62	117	7.88%	1.67%	9.18%
	2005	9	11.56	99	15.09%	1.67%	0.61%
	2004	7	11.49	75	6.28%	1.67%	7.58%
Fidelity VIP Index 500 (AdvantEdge ™)
	2008	2	6.71	10	3.98%	1.60%	(32.86)%
Fidelity VIP Index 500 (AnnuiChoice ™)
	2008	150	6.85	1,026	1.52%	1.00%	(37.79)%
	2007	222	11.01	2,443	2.78%	1.00%	4.17%
	2006	131	10.57	1,383	1.64%	1.00%	14.29%
	2005	174	9.25	1,608	1.79%	1.00%	3.51%
	2004	237	8.94	2,118	1.18%	1.00%	9.29%
Fidelity VIP Index 500 (IQ3 ™)
	2008	136	7.23	983	1.97%	1.45%	(38.07)%
	2007	159	11.68	1,862	2.68%	1.45%	3.64%
	2006	84	11.27	949	1.62%	1.45%	13.77%
	2005	103	9.91	1,022	1.81%	1.45%	3.04%
	2004	136	9.61	1,303	1.74%	1.45%	8.71%
Fidelity VIP Index 500 (AnnuiChoice II ™)
	2008	31	6.13	190	2.49%	1.15%	(37.88)%
	2007	16	9.86	161	3.46%	1.15%	(1.39)%
Fidelity VIP Index 500 (Grandmaster ™)
	2008	170	6.10	1,040	1.55%	1.35%	(38.01)%
	2007	221	9.85	2,175	2.51%	1.35%	(1.52)%
Fidelity VIP Index 500 (Grandmaster flex3 ™)
	2008	46	6.08	282	1.62%	1.55%	(38.14)%
	2007	78	9.83	769	2.32%	1.55%	(1.66)%
Fidelity VIP Index 500 (IQ Advisor Standard ™)
	2008	28	6.18	172	2.07%	0.60%	(37.54)%
	2007	26	9.90	259	3.83%	0.60%	(1.01)%
Fidelity VIP Index 500 (Pinnacle Plus ™)
	2008	28	8.95	254	1.90%	1.67%	(38.21)%
	2007	30	14.48	439	3.03%	1.67%	3.41%
	2006	2	14.00	23	1.50%	1.67%	13.52%
	2005	2	12.33	20	1.58%	1.67%	2.82%
	2004	2	11.99	20	0.47%	1.67%	8.51%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (AdvantEdge ™)
	2008	4	$9.52	$35	0.00%	1.60%	(4.82)%
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)
	2008	293	12.71	3,724	4.56%	1.00%	(4.43)%
	2007	427	13.30	5,674	4.17%	1.00%	3.07%
	2006	446	12.90	5,749	4.02%	1.00%	3.10%
	2005	533	12.52	6,674	4.35%	1.00%	0.88%
	2004	573	12.41	7,113	6.03%	1.00%	3.16%
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)
	2008	63	9.97	625	3.27%	1.15%	(4.57)%
	2007	40	10.45	418	1.09%	1.15%	4.49%
Fidelity VIP Investment Grade Bond (GrandMaster ™)
	2008	179	9.66	1,731	3.64%	1.35%	(4.77)%
	2007	126	10.14	1,278	0.16%	1.35%	1.42%
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)
	2008	121	10.33	1,248	5.70%	1.55%	(4.96)%
	2007	178	10.87	1,940	2.67%	1.55%	2.45%
	2006	88	10.61	936	3.24%	1.55%	2.53%
	2005	71	10.35	738	2.18%	1.55%	0.32%
	2004	18	10.31	183	0.00%	1.55%	3.10%
Fidelity VIP Investment Grade Bond (IQ3 ™)
	2008	225	12.03	2,708	4.94%	1.45%	(4.86)%
	2007	344	12.65	4,347	4.05%	1.45%	2.57%
	2006	353	12.33	4,352	4.01%	1.45%	2.63%
	2005	384	12.01	4,609	4.13%	1.45%	0.42%
	2004	398	11.96	4,765	4.90%	1.45%	2.66%
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)
	2008	71	10.22	726	3.79%	1.67%	(5.08)%
	2007	65	10.77	704	3.87%	1.67%	2.37%
	2006	57	10.52	597	3.71%	1.67%	2.40%
	2005	55	10.28	569	4.07%	1.67%	0.20%
	2004	44	10.26	452	4.94%	1.67%	2.50%
Fidelity VIP Investment Grade Bond (IQ Advisor Standard ™)
	2008	38	10.65	400	3.90%	0.60%	(4.04)%
	2007	17	11.10	189	3.68%	0.60%	3.42%
	2006	6	10.73	65	3.91%	0.60%	3.51%
	2005	5	10.36	47	4.19%	0.60%	1.29%
	2004	5	10.23	46	0.00%	0.60%	2.30%
Fidelity VIP Mid Cap (AdvantEdge ™)
	2008	12	6.41	77	0.28%	1.60%	(35.93)%
Fidelity VIP Mid Cap (AnnuiChoice ™)
	2008	141	13.63	1,926	5.50%	1.00%	(40.21)%
	2007	270	22.80	6,155	0.62%	1.00%	14.16%
	2006	337	19.97	6,734	1.14%	1.00%	11.28%
	2005	327	17.94	5,872	0.00%	1.00%	16.85%
	2004	325	15.35	4,992	0.00%	1.00%	23.39%
Fidelity VIP Mid Cap (AnnuiChoice II ™)
	2008	38	7.14	270	4.26%	1.15%	(40.30)%
	2007	28	11.96	334	0.50%	1.15%	14.03%
	2006	7	10.49	72	0.00%	1.15%	0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (GrandMaster flex3 ™)
	2008	145		$12.27	$1,779	5.51%	1.55%	(40.55)%
	2007	159		20.63	3,275	0.66%	1.55%	13.55%
	2006	258		18.17	4,695	1.43%	1.55%	10.67%
	2005	265		16.42	4,354	0.00%	1.55%	16.20%
	2004	177		14.13	2,495	0.00%	1.55%	22.76%
Fidelity VIP Mid Cap (Grandmaster ™)
	2008	192		10.72	2,054	5.30%	1.35%	(40.42)%
	2007	206		17.99	3,705	0.35%	1.35%	13.77%
	2006	2		15.81	26	0.54%	1.35%	10.89%
	2005	1		14.26	8	0.00%	1.55%	16.43%
	2004	1		12.25	7	0.00%	1.35%	22.50%
Fidelity VIP Mid Cap (IQ Annuity ™)
	2008	125		13.44	1,679	4.91%	1.45%	(40.49)%
	2007	146		22.59	3,309	0.62%	1.45%	13.68%
	2006	212		19.87	4,219	1.24%	1.45%	10.78%
	2005	222		17.94	3,977	0.00%	1.45%	16.32%
	2004	288		15.42	4,446	0.00%	1.45%	22.87%
Fidelity VIP Mid Cap (Pinnacle Plus ™)
	2008	46		12.91	596	4.89%	1.67%	(40.62)%
	2007	69		21.75	1,505	0.66%	1.67%	13.39%
	2006	64		19.18	1,234	1.10%	1.67%	10.53%
	2005	47		17.35	812	0.00%	1.67%	16.06%
	2004	36		14.95	533	0.00%	1.67%	22.54%
Fidelity VIP Mid Cap (IQ Advisor Enhanced ™)
	2008	1		10.99	8	4.72%	0.80%	(40.09)%
	2007	1		18.34	14	0.60%	0.80%	14.40%
	2006	1		16.03	12	1.24%	0.80%	11.51%
	2005	1		14.37	11	0.00%	0.80%	17.08%
	2004	1		12.28	9	0.00%	0.80%	22.80%
Fidelity VIP Mid Cap (IQ Advisor Standard ™)
	2008	2		11.10	27	3.46%	0.60%	(39.97)%
	2007	4		18.48	65	0.59%	0.60%	14.67%
	2006	5		16.12	76	0.52%	0.60%	11.73%
	2005	1		14.43	13	0.00%	0.60%	17.31%
	2004	—	*	12.30	4	0.00%	0.60%	23.00%
Fidelity VIP Overseas (AdvantEdge ™)
	2008	11		6.05	67	6.40%	1.60%	(39.49)%
Fidelity VIP Overseas (AnnuiChoice ™)
	2008	103		8.50	873	4.74%	1.00%	(44.52)%
	2007	191		15.33	2,933	3.13%	1.00%	15.84%
	2006	81		13.23	1,067	1.04%	1.00%	16.60%
	2005	54		11.34	617	0.68%	1.00%	17.60%
	2004	35		9.65	341	0.90%	1.00%	12.21%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2008	27		7.00	188	5.06%	1.15%	(44.61)%
	2007	10		12.63	129	2.99%	1.15%	15.68%
	2006	2		10.92	23	0.00%	1.15%	0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (GrandMaster ™)
	2008	123		$5.84	$717	4.78%	1.35%	(44.72)%
	2007	145		10.57	1,532	2.57%	1.35%	5.73%
Fidelity VIP Overseas (GrandMaster flex3 ™)
	2008	138		9.53	1,313	6.90%	1.55%	(44.83)%
	2007	76		17.27	1,311	2.52%	1.55%	15.21%
	2006	50		14.99	748	1.49%	1.55%	15.95%
	2005	31		12.93	399	0.19%	1.55%	16.95%
	2004	1		11.05	9	0.00%	1.55%	10.50%
Fidelity VIP Overseas (IQ3 ™)
	2008	112		8.59	961	5.98%	1.45%	(44.78)%
	2007	171		15.55	2,656	2.81%	1.45%	15.35%
	2006	61		13.48	821	1.39%	1.45%	16.07%
	2005	84		11.61	978	0.74%	1.45%	17.07%
	2004	74		9.92	733	0.88%	1.45%	11.71%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2008	25		11.73	293	4.27%	1.67%	(44.90)%
	2007	54		21.29	1,154	2.69%	1.67%	15.09%
	2006	14		18.50	261	1.43%	1.67%	15.81%
	2005	6		15.97	100	0.99%	1.67%	16.81%
	2004	6		13.68	79	0.88%	1.67%	11.49%
Fidelity VIP Overseas (IQ Advisor Enhanced ™)
	2008	1		9.70	12	4.86%	0.80%	(44.41)%
	2007	1		17.46	22	2.91%	0.80%	16.14%
	2006	1		15.03	19	1.29%	0.80%	16.83%
	2005	1		12.87	16	1.02%	0.80%	17.84%
	2004	1		10.92	14	0.00%	0.80%	9.20%
Fidelity VIP Overseas (IQ Advisor Standard ™)
	2008	22		9.80	215	5.04%	0.60%	(44.30)%
	2007	30		17.60	533	3.67%	0.60%	16.38%
	2006	9		15.12	140	1.28%	0.60%	17.07%
	2005	10		12.92	124	0.00%	0.60%	18.07%
Fidelity VIP Value Stratagies (AnnuiChoice ™)
	2008	—	*	5.22	2	1.35%	1.00%	(47.82)%
Fidelity VIP Value Stratagies (AnnuiChoice II ™)
	2008	4		5.21	22	0.72%	1.15%	(47.88)%
Fidelity VIP Overseas (IQ Annuity ™)
	2008	2		5.20	9	3.99%	1.45%	(47.98)%
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2008	18		15.25	269	9.49%	1.00%	(15.83)%
	2007	22		18.12	399	7.84%	1.00%	5.47%
	2006	24		17.18	420	3.74%	1.00%	9.70%
	2005	18		15.66	283	9.11%	1.00%	11.13%
	2004	8		14.09	113	7.42%	1.00%	8.97%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2008	1		9.35	11	7.29%	1.15%	(15.96)%
	2007	2		11.13	24	8.75%	1.15%	5.26%
	2006	2		10.57	23	0.00%	1.15%	0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)
	2008	4	$14.67	$61	8.93%	1.55%	(16.30)%
	2007	13	17.52	230	8.73%	1.55%	4.86%
	2006	39	16.71	657	3.12%	1.55%	9.10%
	2005	22	15.31	340	10.27%	1.55%	10.52%
	2004	13	13.86	176	10.37%	1.55%	8.37%
Van Kampen UIF Emerging Markets Debt (IQ3 ™)
	2008	11	14.84	166	8.98%	1.45%	(16.21)%
	2007	16	17.71	284	8.04%	1.45%	4.96%
	2006	26	16.87	435	5.72%	1.45%	9.21%
	2005	47	15.45	720	7.07%	1.45%	10.63%
	2004	12	13.96	169	5.78%	1.45%	8.47%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2008	35	13.44	467	9.91%	1.00%	(38.52)%
	2007	63	21.86	1,369	2.14%	1.00%	(17.92)%
	2006	106	26.63	2,818	1.21%	1.00%	36.67%
	2005	125	19.48	2,436	1.44%	1.00%	15.89%
	2004	198	16.81	3,325	1.77%	1.00%	35.02%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)
	2008	10	5.71	60	9.61%	1.15%	(38.61)%
	2007	12	9.30	112	2.59%	1.15%	(18.03)%
	2006	4	11.35	45	0.00%	1.15%	0.00%
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)
	2008	14	13.11	185	9.71%	1.55%	(38.86)%
	2007	39	21.44	842	2.25%	1.55%	(18.35)%
	2006	99	26.26	2,590	1.53%	1.55%	35.92%
	2005	107	19.32	2,073	1.47%	1.55%	15.24%
	2004	89	16.77	1,490	1.88%	1.55%	34.27%
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2008	32	12.84	409	9.81%	1.45%	(38.80)%
	2007	49	20.98	1,022	2.03%	1.45%	(18.29)%
	2006	88	25.67	2,252	1.29%	1.45%	36.05%
	2005	80	18.87	1,501	1.68%	1.45%	15.36%
	2004	80	16.35	1,303	1.82%	1.45%	34.35%
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)
	2008	57	12.74	730	3.22%	1.45%	(41.25)%
	2007	99	21.68	2,148	2.14%	1.45%	13.75%
	2006	89	19.06	1,697	1.19%	1.45%	19.69%
	2005	124	15.92	1,972	0.77%	1.45%	8.58%
	2004	32	14.66	471	0.89%	1.45%	16.81%
Franklin Growth and Income Securities (AnnuiChoice ™)
	2008	191	9.36	1,784	4.03%	1.00%	(35.79)%
	2007	341	14.57	4,972	3.89%	1.00%	(4.70)%
	2006	107	15.29	1,636	2.69%	1.00%	15.59%
	2005	142	13.22	1,873	2.46%	1.00%	2.48%
	2004	208	12.90	2,677	2.44%	1.00%	9.51%
Franklin Growth and Income Securities (AnnuiChoice II ™)
	2008	10	6.62	63	4.20%	1.15%	(35.89)%
	2007	8	10.33	83	3.88%	1.15%	(4.82)%
	2006	2	10.85	24	0.00%	1.15%	0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Growth and Income Securities (GrandMaster flex3 ™)
	2008	86	$9.05	$776	3.79%	1.55%	(36.15)%
	2007	129	14.17	1,822	4.02%	1.55%	(5.20)%
	2006	47	14.95	698	2.73%	1.55%	14.95%
	2005	34	13.01	445	2.41%	1.55%	1.92%
	2004	57	12.76	722	2.83%	1.55%	8.87%
Franklin Growth and Income Securities (Grandmaster ™)
	2008	66	9.16	600	3.90%	1.35%	(36.02)%
	2007	109	14.32	1,561	3.99%	1.35%	(5.00)%
	2006	43	15.07	646	2.75%	1.35%	15.18%
	2005	44	13.09	578	2.76%	1.35%	2.12%
	2004	57	12.81	724	2.59%	1.35%	9.11%
Franklin Growth and Income Securities (IQ Annuity ™)
	2008	244	9.10	2,223	3.66%	1.45%	(36.09)%
	2007	291	14.24	4,148	3.94%	1.45%	(5.10)%
	2006	64	15.01	956	2.90%	1.45%	15.07%
	2005	122	13.05	1,598	2.42%	1.45%	2.02%
	2004	156	12.79	1,990	2.41%	1.45%	9.04%
Franklin Growth and Income Securities (Pinnacle Plus ™)
	2008	58	8.71	505	3.57%	1.67%	(36.23)%
	2007	83	13.66	1,130	3.78%	1.67%	(5.34)%
	2006	27	14.43	396	2.86%	1.67%	14.81%
	2005	16	12.57	206	2.31%	1.67%	1.79%
	2004	7	12.34	89	2.52%	1.67%	8.72%
Franklin Income Securities (AdvantEdge ™)
	2008	6	7.21	40	6.12%	1.60%	(27.86)%
Franklin Income Securities (AnnuiChoice ™)
	2008	219	11.99	2,629	6.48%	1.00%	(30.36)%
	2007	414	17.22	7,125	3.69%	1.00%	2.69%
	2006	480	16.77	8,052	3.83%	1.00%	17.06%
	2005	398	14.32	5,697	3.91%	1.00%	0.59%
	2004	261	14.24	3,723	3.21%	1.00%	12.75%
Franklin Income Securities (AnnuiChoice II ™)
	2008	72	7.59	545	6.09%	1.15%	(30.47)%
	2007	59	10.91	643	2.30%	1.15%	2.58%
	2006	20	10.64	216	0.00%	1.15%	0.00%
Franklin Income Securities (GrandMaster flex3 ™)
	2008	246	11.60	2,853	6.40%	1.55%	(30.75)%
	2007	395	16.75	6,624	3.63%	1.55%	2.13%
	2006	393	16.40	6,444	3.80%	1.55%	16.41%
	2005	323	14.09	4,551	4.06%	1.55%	0.04%
	2004	159	14.08	2,234	2.72%	1.55%	12.10%
Franklin Income Securities (Grandmaster ™)
	2008	259	11.74	3,044	6.45%	1.35%	(30.61)%
	2007	363	16.92	6,146	3.67%	1.35%	2.36%
	2006	409	16.53	6,755	4.75%	1.35%	16.65%
	2005	204	14.17	2,889	3.49%	1.35%	0.24%
	2004	172	14.14	2,436	3.11%	1.35%	12.31%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (IQ Annuity ™)
	2008	329		$11.67	$3,834	6.20%	1.45%	(30.68)%
	2007	469		16.83	7,899	3.46%	1.45%	2.27%
	2006	442		16.46	7,279	3.12%	1.45%	16.53%
	2005	256		14.13	3,620	4.27%	1.45%	0.14%
	2004	115		14.11	1,618	2.61%	1.45%	12.16%
Franklin Income Securities (Pinnacle Plus ™)
	2008	144		10.27	1,475	6.38%	1.67%	(30.83)%
	2007	187		14.84	2,782	4.11%	1.67%	2.02%
	2006	181		14.55	2,627	3.68%	1.67%	16.27%
	2005	119		12.51	1,495	2.79%	1.67%	(0.09)%
	2004	50		12.52	630	3.13%	1.67%	11.89%
Franklin Income Securities (IQ Advisor Enhanced ™)
	2008	1		9.45	7	6.12%	0.80%	(30.22)%
	2007	1		13.55	11	3.55%	0.80%	2.95%
	2006	1		13.16	10	3.76%	0.80%	17.30%
Franklin Income Securities (IQ Advisor Standard ™)
	2008	—	*	9.55	2	9.22%	0.60%	(30.08)%
	2007	—	*	13.66	4	5.98%	0.60%	36.56%
Franklin Large Cap Growth Securities (AnnuiChoice ™)
	2008	21		9.55	199	3.86%	1.00%	(35.18)%
	2007	25		14.74	376	0.69%	1.00%	5.13%
	2006	25		14.02	353	0.72%	1.00%	9.79%
	2005	18		12.77	236	0.69%	1.00%	0.05%
	2004	11		12.76	138	0.46%	1.00%	6.87%
Franklin Large Cap Growth Securities (AnnuiChoice II ™)
	2008	19		7.35	140	3.02%	1.15%	(35.28)%
	2007	4		11.36	44	0.56%	1.15%	4.96%
	2006	—	*	10.82	3	0.00%	1.15%	0.00%
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)
	2008	20		9.24	189	3.75%	1.55%	(35.55)%
	2007	26		14.34	379	0.60%	1.55%	4.56%
	2006	28		13.71	379	0.75%	1.55%	9.18%
	2005	43		12.55	542	0.48%	1.55%	(0.50)%
	2004	69		12.62	870	0.41%	1.55%	6.23%
Franklin Large Cap Growth Securities (Grandmaster ™)
	2008	3		9.35	31	3.72%	1.35%	(35.42)%
	2007	4		14.48	64	0.57%	1.35%	4.78%
	2006	7		13.82	92	0.82%	1.35%	9.40%
	2005	11		12.63	137	0.60%	1.35%	(0.30)%
	2004	11		12.67	137	0.48%	1.35%	6.47%
Franklin Large Cap Growth Securities (IQ Annuity ™)
	2008	33		9.30	309	5.70%	1.45%	(35.48)%
	2007	46		14.41	662	0.95%	1.45%	4.71%
	2006	17		13.76	230	0.77%	1.45%	9.29%
	2005	29		12.59	369	1.01%	1.45%	(0.40)%
	2004	33		12.64	413	0.44%	1.45%	6.31%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (Pinnacle Plus ™)
	2008	21	$8.42	$180	3.72%	1.67%	(35.63)%
	2007	20	13.08	266	0.69%	1.67%	4.47%
	2006	21	12.52	265	0.71%	1.67%	9.05%
	2005	26	11.48	300	0.69%	1.67%	(0.62)%
	2004	40	11.55	462	0.45%	1.67%	6.06%
Franklin Large Cap Growth Securities (IQ Advisor Standard ™)
	2008	1	8.03	8	9.37%	0.60%	(34.92)%
	2007	5	12.34	62	0.63%	0.60%	23.43%
Franklin Mutual Shares Securities (AdvantEdge ™)
	2008	7	6.65	50	6.35%	1.60%	(33.55)%
Franklin Mutual Shares Securities (AnnuiChoice ™)
	2008	102	11.09	1,135	3.79%	1.00%	(37.74)%
	2007	248	17.82	4,417	2.03%	1.00%	2.45%
	2006	251	17.39	4,367	2.02%	1.00%	17.20%
	2005	264	14.84	3,916	0.99%	1.00%	9.45%
	2004	180	13.56	2,443	0.74%	1.00%	11.51%
Franklin Mutual Shares Securities (AnnuiChoice II ™)
	2008	39	6.87	268	4.14%	1.15%	(37.83)%
	2007	29	11.05	324	1.65%	1.15%	2.29%
	2006	4	10.80	41	0.00%	1.15%	0.00%
Franklin Mutual Shares Securities (GrandMaster flex3 ™)
	2008	199	10.73	2,132	3.53%	1.55%	(38.09)%
	2007	259	17.33	4,492	2.01%	1.55%	1.87%
	2006	244	17.01	4,148	2.07%	1.55%	16.55%
	2005	191	14.60	2,786	0.97%	1.55%	8.85%
	2004	117	13.41	1,574	0.83%	1.55%	10.92%
Franklin Mutual Shares Securities (IQ Annuity ™)
	2008	106	10.79	1,141	3.59%	1.45%	(38.02)%
	2007	165	17.42	2,880	2.36%	1.45%	1.97%
	2006	167	17.08	2,846	1.99%	1.45%	16.67%
	2005	155	14.64	2,264	0.83%	1.45%	8.96%
	2004	141	13.44	1,889	0.88%	1.45%	11.07%
Franklin Mutual Shares Securities (Pinnacle Plus ™)
	2008	81	9.83	795	3.99%	1.67%	(38.16)%
	2007	126	15.90	2,005	2.25%	1.67%	1.73%
	2006	112	15.63	1,743	2.24%	1.67%	16.41%
	2005	78	13.42	1,043	0.72%	1.67%	8.72%
	2004	34	12.35	426	0.66%	1.67%	10.76%
Franklin Mutual Shares Securities (IQ Advisor Standard ™)
	2008	48	9.23	443	4.28%	0.60%	(37.49)%
	2007	29	14.77	432	2.04%	0.60%	2.82%
	2006	9	14.36	130	0.43%	0.60%	17.67%
	2005	1	12.20	8	1.20%	0.60%	9.89%
Franklin Mutual Shares Securities (Grandmaster ™)
	2008	243	10.86	2,636	3.91%	1.35%	(37.96)%
	2007	306	17.50	5,348	1.86%	1.35%	2.07%
	2006	151	17.15	2,593	1.98%	1.35%	16.79%
	2005	150	14.68	2,202	0.85%	1.35%	9.07%
	2004	126	13.46	1,692	0.80%	1.35%	11.06%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued)
Franklin Small Cap Value Securities (AdvantEdge ™)
	2008	—	*	$6.89	$—	*	0.00%	1.60%	(31.10)%
Franklin Small Cap Value Securities (Annuichoice ™)
	2008	19		5.90	110		1.31%	1.00%	(33.69)%
	2007	3		8.90	23		0.00%	1.00%	(10.96)%
Franklin Small Cap Value Securities (Annuichoice II ™)
	2008	10		5.89	56		1.47%	1.15%	(33.79)%
	2007	4		8.89	31		0.00%	1.15%	(11.05)%
Franklin Small Cap Value Securities (Grandmaster ™)
	2008	7		5.87	41		1.98%	1.35%	(33.92)%
	2007	1		8.88	9		4.52%	1.35%	(11.18)%
Franklin Small Cap Value Securities (Grandmaster flex3 ™)
	2008	1		5.85	3		1.19%	1.55%	(34.06)%
	2007	1		8.87	5		0.00%	1.55%	(11.30)%
Franklin Small Cap Value Securities (IQ Annuuity ™)
	2008	10		5.86	57		3.06%	1.45%	(33.99)%
	2007	—	*	8.88	1		0.00%	1.45%	(11.24)%
Franklin Small Cap Value Securities (Pinnacle Plus ™)
	2008	10		5.84	59		2.17%	1.67%	(34.14)%
	2007	1		8.86	12		0.00%	1.67%	(11.37)%
Franklin Small Cap Value Securities (IQ Advisor Standard ™)
	2008	3		5.94	17		0.00%	0.60%	(33.42)%
Templeton Foriegn Securities Fund (AdvantEdge ™)
	2008	2		6.50	14		3.55%	1.60%	(35.02)%
Templeton Foriegn Securities Fund (GrandMaster flex3 ™)
	2008	48		12.66	613		3.63%	1.55%	(41.31)%
	2007	113		21.57	2,438		2.08%	1.55%	13.65%
	2006	89		18.98	1,686		1.20%	1.55%	19.57%
	2005	99		15.87	1,579		1.08%	1.55%	8.47%
	2004	68		14.63	1,002		1.13%	1.55%	16.67%
Templeton Foriegn Securities Fund (Grandmaster ™)
	2008	22		12.82	282		3.30%	1.35%	(41.19)%
	2007	34		21.79	743		1.79%	1.35%	13.91%
	2006	29		19.13	560		1.31%	1.35%	19.81%
	2005	44		15.97	695		1.20%	1.35%	8.69%
	2004	33		14.69	478		1.06%	1.35%	16.87%
Templeton Foriegn Securities Fund (Pinnacle Plus ™)
	2008	34		11.80	398		3.62%	1.67%	(41.38)%
	2007	22		20.12	449		2.33%	1.67%	13.50%
	2006	20		17.73	356		1.17%	1.67%	19.42%
	2005	21		14.84	316		1.13%	1.67%	8.34%
	2004	13		13.70	178		1.22%	1.67%	16.50%
Templeton Foreign Securities Fund (AnnuiChoice ™)
	2008	63		13.09	829		3.42%	1.00%	(40.98)%
	2007	113		22.18	2,503		2.12%	1.00%	14.32%
	2006	93		19.40	1,809		1.14%	1.00%	20.24%
	2005	104		16.14	1,682		1.10%	1.00%	9.07%
	2004	62		14.80	924		0.94%	1.00%	17.37%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities Fund (AnnuiChoice II ™)
	2008	23	$7.37	$167	3.49%	1.15%	(41.07)%
	2007	13	12.51	163	1.95%	1.15%	14.16%
	2006	5	10.96	56	0.00%	1.15%	0.00%
Templeton Foriegn Securities Fund (IQ Advisor Standard ™)
	2008	2	10.36	23	3.95%	0.60%	(40.74)%
	2007	6	17.48	104	3.13%	0.60%	14.77%
	2006	4	15.23	66	1.49%	0.60%	20.72%
	2005	5	12.62	67	1.19%	0.60%	9.51%
	2004	5	11.52	54	0.00%	0.60%	15.20%
Templeton Growth Securities (AdvantEdge ™)
	2008	6	6.32	37	2.95%	1.60%	(36.81)%
Templeton Growth Securities (AnnuiChoice ™)
	2008	44	10.79	473	2.12%	1.00%	(42.90)%
	2007	89	18.89	1,683	1.71%	1.00%	1.34%
	2006	195	18.64	3,636	1.38%	1.00%	20.59%
	2005	129	15.46	1,989	1.19%	1.00%	7.78%
	2004	30	14.34	437	1.64%	1.00%	14.81%
Templeton Growth Securities (AnnuiChoice II ™)
	2008	28	6.36	177	2.25%	1.15%	(42.99)%
	2007	20	11.15	228	1.27%	1.15%	1.17%
	2006	2	11.02	20	0.00%	1.15%	0.00%
Templeton Growth Securities (GrandMaster flex3 ™)
	2008	108	10.43	1,127	2.08%	1.55%	(43.22)%
	2007	124	18.37	2,278	1.62%	1.55%	0.73%
	2006	153	18.24	2,793	1.27%	1.55%	19.93%
	2005	133	15.21	2,028	1.14%	1.55%	7.18%
	2004	90	14.19	1,271	1.03%	1.55%	14.25%
Templeton Growth Securities (Grandmaster ™)
	2008	51	10.56	542	2.04%	1.35%	(43.10)%
	2007	62	18.56	1,151	1.77%	1.35%	0.98%
	2006	256	18.38	4,706	1.83%	1.35%	20.17%
	2005	69	15.30	1,052	1.08%	1.35%	7.40%
	2004	64	14.24	907	0.86%	1.35%	14.38%
Templeton Growth Securities (IQ Annuity ™)
	2008	74	10.50	779	1.98%	1.45%	(43.16)%
	2007	105	18.47	1,934	1.92%	1.45%	0.85%
	2006	136	18.31	2,492	1.24%	1.45%	20.05%
	2005	109	15.25	1,662	1.09%	1.45%	7.29%
	2004	72	14.22	1,020	1.42%	1.45%	14.40%
Templeton Growth Securities (Pinnacle Plus ™)
	2008	48	9.64	461	2.11%	1.67%	(43.29)%
	2007	58	16.99	988	1.72%	1.67%	0.65%
	2006	66	16.88	1,108	1.38%	1.67%	19.78%
	2005	38	14.10	530	0.62%	1.67%	7.05%
	2004	6	13.17	73	0.82%	1.67%	14.12%
Templeton Growth Securities (IQ Advisor Standard ™)
	2008	22	8.61	188	1.56%	0.60%	(42.67)%
Van Kampen LIT Comstock (AdvantEdge ™)
	2008	2	6.64	13	0.00%	1.60%	(33.55)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen LIT Comstock (AnnuiChoice ™)
	2008	41		$10.40	$422	2.86%	1.00%	(36.45)%
	2007	53		16.37	872	1.77%	1.00%	(3.31)%
	2006	68		16.93	1,153	2.63%	1.00%	14.89%
	2005	72		14.74	1,056	0.83%	1.00%	3.07%
	2004	57		14.30	816	0.54%	1.00%	16.26%
Van Kampen LIT Comstock (AnnuiChoice II ™)
	2008	15		6.63	98	2.01%	1.15%	(36.54)%
	2007	5		10.44	54	1.35%	1.15%	(3.50)%
	2006	—	*	10.82	4	0.00%	1.15%	0.00%
Van Kampen LIT Comstock (GrandMaster flex3 ™)
	2008	22		10.06	225	3.15%	1.55%	(36.80)%
	2007	41		15.92	654	1.90%	1.55%	(3.86)%
	2006	67		16.56	1,116	2.60%	1.55%	14.25%
	2005	63		14.49	918	0.96%	1.55%	2.50%
	2004	62		14.14	872	0.66%	1.55%	15.62%
Van Kampen LIT Comstock (Grandmaster ™)
	2008	11		10.18	110	2.73%	1.35%	(36.67)%
	2007	16		16.08	254	2.07%	1.35%	(3.64)%
	2006	26		16.69	427	2.90%	1.35%	14.48%
	2005	44		14.58	639	1.11%	1.35%	2.71%
	2004	39		14.20	560	0.63%	1.35%	15.92%
Van Kampen LIT Comstock (IQ Annuity ™)
	2008	55		10.12	561	2.79%	1.45%	(36.74)%
	2007	68		16.00	1,096	1.82%	1.45%	(3.78)%
	2006	88		16.63	1,459	2.52%	1.45%	14.37%
	2005	86		14.54	1,252	0.84%	1.45%	2.61%
	2004	115		14.17	1,626	0.23%	1.45%	15.77%
Van Kampen LIT Comstock (Pinnacle Plus ™)
	2008	16		9.23	152	2.92%	1.67%	(36.88)%
	2007	21		14.62	309	1.73%	1.67%	(3.94)%
	2006	22		15.22	330	2.54%	1.67%	14.11%
	2005	21		13.34	284	0.74%	1.67%	2.38%
	2004	11		13.03	138	0.71%	1.67%	15.41%
Van Kampen LIT Comstock (IQ Advisor Standard ™)
	2008	2		8.50	14	0.00%	0.60%	(36.19)%
Van Kampen LIT Capital Growth (AnnuiChoice ™)
	2008	1		7.97	4	0.12%	1.00%	(49.63)%
	2007	8		15.82	130	0.00%	1.00%	15.46%
	2006	3		13.70	34	0.00%	1.00%	1.60%
	2005	4		13.48	57	0.01%	1.00%	6.57%
	2004	4		12.65	52	0.00%	1.00%	5.68%
Van Kampen LIT Capital Growth (AnnuiChoice II ™)
	2008	1		6.25	9	0.18%	1.15%	(49.70)%
	2007	1		12.43	9	0.00%	1.15%	15.32%
	2006	1		10.78	7	0.00%	1.15%	0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)
	2008	—	*	$7.71	$2	0.28%	1.55%	(49.91)%
	2007	6		15.39	96	0.00%	1.55%	14.82%
	2006	7		13.40	92	0.00%	1.55%	1.04%
	2005	6		13.26	80	0.01%	1.55%	5.98%
	2004	4		12.51	56	0.00%	1.55%	5.13%
Van Kampen LIT Capital Growth (Grandmaster ™)
	2008	1		7.80	5	0.19%	1.35%	(49.80)%
	2007	1		15.54	11	0.00%	1.35%	15.04%
	2006	2		13.51	20	0.00%	1.35%	1.24%
	2005	4		13.34	49	0.02%	1.35%	6.19%
	2004	6		12.56	69	0.00%	1.35%	5.28%
Van Kampen LIT Capital Growth (IQ Annuity ™)
	2008	12		7.75	90	0.04%	1.45%	(49.86)%
	2007	4		15.46	69	0.00%	1.45%	14.97%
	2006	—	*	13.45	4	0.00%	1.45%	1.14%
	2005	1		13.30	11	0.01%	1.45%	6.08%
	2004	1		12.54	16	0.00%	1.45%	5.20%
Van Kampen LIT Capital Growth (Pinnacle Plus ™)
	2008	5		6.81	32	0.16%	1.67%	(49.97)%
	2007	2		13.62	28	0.00%	1.67%	14.72%
	2006	1		11.87	17	0.00%	1.67%	0.92%
	2005	1		11.77	9	0.01%	1.67%	5.85%
	2004	1		11.12	6	0.00%	1.67%	5.00%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2008	19		8.58	160	9.00%	1.00%	(15.83)%
	2007	13		10.20	129	4.05%	1.00%	2.00%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2008	11		8.56	97	10.70%	1.15%	(15.96)%
	2007	5		10.19	50	1.74%	1.15%	1.89%
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)
	2008	11		14.39	165	9.47%	1.35%	(16.13)%
	2007	19		17.16	324	6.45%	1.35%	4.93%
	2006	17		16.35	279	8.22%	1.35%	9.31%
	2005	22		14.95	331	9.60%	1.35%	10.63%
	2004	21		13.52	284	9.82%	1.35%	8.59%
Van Kampen UIF Emerging Markets Debt (GrandMaste flex3 ™)
	2008	40		8.50	338	9.65%	1.55%	(16.30)%
	2007	54		10.16	554	6.54%	1.55%	1.61%
Van Kampen UIF Emerging Markets Debt (IQ Annuity ™)
	2008	22		14.30	311	9.84%	1.45%	(16.22)%
	2007	25		17.07	426	8.04%	1.45%	4.85%
	2006	6		16.28	104	7.69%	1.45%	9.20%
	2005	15		14.91	228	10.37%	1.45%	10.52%
	2004	20		13.49	270	9.39%	1.45%	8.44%
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)
	2008	18		12.44	225	10.21%	1.67%	(16.40)%
	2007	15		14.88	222	6.65%	1.67%	4.60%
	2006	10		14.23	135	10.03%	1.67%	8.96%
	2005	7		13.06	90	5.83%	1.67%	10.27%
	2004	5		11.84	60	10.73%	1.67%	8.23%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (IQ Advisor Standard ™)
	2008	1		$11.67	$8	1.16%	0.60%	(15.49)%
	2007	1		13.81	20	13.06%	0.60%	38.11%
Van Kampen UIF Emerging Markets Equity (AdvantEdge ™)
	2008	5		4.66	24	7.75%	1.60%	(53.38)%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)
	2008	21		18.83	393	7.49%	1.00%	(57.18)%
	2007	42		43.96	1,841	0.80%	1.00%	39.04%
	2006	31		31.62	982	0.71%	1.00%	35.80%
	2005	40		23.28	920	0.35%	1.00%	32.43%
	2004	48		17.58	840	0.52%	1.00%	21.75%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)
	2008	13		7.12	95	9.27%	1.15%	(57.24)%
	2007	2		16.65	41	0.80%	1.15%	38.83%
	2006	—	*	11.99	5	0.00%	1.15%	0.00%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)
	2008	32		18.21	587	7.48%	1.55%	(57.42)%
	2007	32		42.76	1,355	0.87%	1.55%	38.30%
	2006	30		30.92	942	0.62%	1.55%	35.05%
	2005	41		22.90	946	0.12%	1.55%	31.70%
	2004	23		17.39	401	0.67%	1.55%	21.10%
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)
	2008	16		18.43	286	8.14%	1.35%	(57.33)%
	2007	14		43.19	611	0.91%	1.35%	38.53%
	2006	13		31.18	403	0.69%	1.35%	35.32%
	2005	11		23.04	247	0.34%	1.35%	31.97%
	2004	2		17.46	37	1.09%	1.35%	21.33%
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)
	2008	21		18.32	383	6.39%	1.45%	(57.37)%
	2007	67		42.98	2,863	0.69%	1.45%	38.41%
	2006	35		31.05	1,094	1.10%	1.45%	35.19%
	2005	46		22.97	1,057	0.50%	1.45%	31.83%
	2004	88		17.42	1,535	1.54%	1.45%	21.22%
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)
	2008	16		15.88	260	8.25%	1.67%	(57.47)%
	2007	19		37.33	724	0.86%	1.67%	38.12%
	2006	12		27.03	326	0.73%	1.67%	34.89%
	2005	6		20.04	113	0.32%	1.67%	31.54%
	2004	4		15.24	64	0.73%	1.67%	20.95%
Van Kampen UIF Emerging Markets Equity (IQ Advisor Standard ™)
	2008	—	*	13.02	2	2.34%	0.60%	(57.00)%
	2007	4		30.28	131	0.40%	0.60%	39.62%
	2006	1		21.69	20	0.00%	0.60%	36.35%
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice ™)
	2008	4		6.11	26	10.90%	1.00%	(38.86)%
Van Kampen UIF U.S. Mid Cap Value (AnnuiChoice II ™)
	2008	2		6.11	15	37.86%	1.15%	(38.92)%
Van Kampen UIF U.S. Mid Cap Value (Grandmaster ™)
	2008	1		6.10	5	0.00%	1.35%	(39.01)%
Van Kampen UIF U.S. Mid Cap Value (IQ Annuity ™)
	2008	6		6.10	39	6.37%	1.45%	(39.05)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Mid Cap Value (Pinnacle Plus ™)
	2008	—	*	$6.09	$1	0.00%	1.67%	(39.14)%
Van Kampen UIF U.S. Real Estate (AdvantEdge ™)
	2008	1		6.15	3	0.00%	1.60%	(38.46)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2008	63		4.73	296	9.91%	1.00%	(38.68)%
	2007	55		7.72	421	2.09%	1.00%	(22.80)%
Van Kampen UIF U.S Real Estate (AnnuiChoice II ™)
	2008	35		4.72	165	11.68%	1.15%	(38.77)%
	2007	8		7.71	59	2.72%	1.15%	(22.88)%
Van Kampen UIF U. S. Real Estate (Pinnacle Plus ™)
	2008	21		11.86	255	8.97%	1.67%	(39.09)%
	2007	31		19.48	603	2.04%	1.67%	(18.67)%
	2006	30		23.95	723	1.23%	1.67%	35.38%
	2005	23		17.69	413	1.27%	1.67%	14.81%
	2004	19		15.41	296	2.11%	1.67%	33.77%
Van Kampen UIF U.S. Real Estate (Grandmaster ™)
	2008	16		13.83	228	8.81%	1.35%	(38.90)%
	2007	25		22.63	568	2.04%	1.35%	(18.38)%
	2006	39		27.73	1,095	1.28%	1.35%	35.82%
	2005	45		20.42	915	1.34%	1.35%	15.18%
	2004	41		17.73	732	1.81%	1.35%	34.22%
Van Kampen UIF U.S. Real Estate (Grandmaster flex3 ™)
	2008	60		4.69	279	9.34%	1.55%	(39.02)%
	2007	64		7.69	494	2.20%	1.55%	(23.09)%
Van Kampen UIF U.S. Real Estate (IQ Annuity ™)
	2008	21		13.75	290	14.35%	1.45%	(38.96)%
	2007	21		22.52	482	2.30%	1.45%	(18.47)%
	2006	30		27.62	837	1.25%	1.45%	35.68%
	2005	30		20.36	610	1.43%	1.45%	15.06%
	2004	28		17.69	497	2.11%	1.45%	34.12%
Van Kampen UIF U.S. Real Estate (IQ Advisor Standard ™)
	2008	16		10.79	169	11.21%	0.60%	(38.43)%
	2007	18		17.53	323	1.94%	0.60%	(17.77)%
	2006	8		21.32	176	0.74%	0.60%	36.84%
	2005	3		15.58	44	1.41%	0.60%	16.05%
	2004	3		13.43	38	0.00%	0.60%	34.30%
Non-Affiliated Class B:
DWS Small Cap Index (AnnuiChoice ™)
	2008	45		9.74	435	2.63%	1.00%	(34.99)%
	2007	51		14.98	770	1.10%	1.00%	(3.13)%
	2006	61		15.46	943	0.55%	1.00%	16.02%
	2005	54		13.33	714	0.66%	1.00%	2.96%
	2004	59		12.94	761	0.27%	1.00%	16.26%
DWS Small Cap Index (AnnuiChoice II ™)
	2008	3		6.84	22	2.87%	1.15%	(35.08)%
	2007	2		10.54	26	1.06%	1.15%	(3.26)%
	2006	—	*	10.90	4	0.00%	1.15%	0.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
DWS Small Cap Index (Grandmaster ™)
	2008	11		$8.58	$91	2.65%	1.35%	(35.22)%
	2007	11		13.25	144	1.07%	1.35%	(3.52)%
	2006	7		13.73	101	0.14%	1.35%	15.61%
	2005	8		11.87	98	0.17%	1.35%	2.59%
	2004	2		11.57	24	0.00%	1.35%	15.70%
DWS Small Cap Index (GrandMaster flex3 ™)
	2008	16		9.31	145	2.36%	1.55%	(35.35)%
	2007	12		14.40	174	1.31%	1.55%	(3.66)%
	2006	22		14.95	335	0.54%	1.55%	15.38%
	2005	24		12.96	309	0.64%	1.55%	2.39%
	2004	21		12.66	267	0.24%	1.55%	15.72%
DWS Small Cap Index (IQ3 ™)
	2008	37		9.37	346	2.58%	1.45%	(35.28)%
	2007	37		14.48	534	0.99%	1.45%	(3.56)%
	2006	43		15.01	646	0.56%	1.45%	15.50%
	2005	52		13.00	681	0.78%	1.45%	2.49%
	2004	109		12.68	1,381	0.27%	1.45%	15.69%
DWS Small Cap Index (Pinnacle Plus ™)
	2008	8		9.77	82	2.48%	1.67%	(35.43)%
	2007	12		15.13	188	1.00%	1.67%	(3.79)%
	2006	11		15.73	168	0.53%	1.67%	15.24%
	2005	13		13.65	181	0.64%	1.67%	2.26%
	2004	13		13.35	172	0.18%	1.67%	15.48%
DWS Small Cap Index (IQ Advisor Standard ™)
	2008	2		8.48	13	0.00%	0.60%	(34.72)%
Advisor Class:
Pimco VIT All Asset (AnnuiChoice ™)
	2008	8		8.25	63	10.07%	1.00%	(17.50)%
Pimco VIT All Asset (AnnuiChoice II ™)
	2008	8		8.31	67	8.88%	1.15%	(16.88)%
Pimco VIT All Asset (Grandmaster ™)
	2008	1		8.23	12	8.20%	1.35%	(17.70)%
Pimco VIT All Asset (GrandMaster flex3 ™)
	2008	7		8.22	54	10.02%	1.55%	(17.81)%
Pimco VIT All Asset (IQ Annuity ™)
	2008	2		8.22	16	8.98%	1.45%	(17.75)%
Pimco VIT All Asset (Pinnacle Plus ™)
	2008	—	*	8.21	1	5.08%	1.67%	(17.88)%
Pimco VIT Commodity Real Return Strategy (AdvantEdge ™)
	2008	1		4.79	6	6.68%	1.60%	(52.08)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)
	2008	22		4.77	106	7.31%	1.00%	(52.26)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)
	2008	23		4.81	111	9.14%	1.15%	(51.93)%
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)
	2008	2		4.76	9	6.98%	1.35%	(52.37)%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)
	2008	15		4.76	72	11.25%	1.55%	(52.44)%
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)
	2008	14		4.76	68	4.46%	1.45%	(52.41)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Advisor Class (continued):
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)
	2008	3		$4.75	$15	6.69%	1.67%	(52.48)%
Pimco VIT Low Duration (AnnuiChoice ™)
	2008	3		9.72	28	6.66%	1.00%	(2.78)%
Pimco VIT Low Duration (AnnuiChoice II ™)
	2008	1		9.68	14	6.77%	1.15%	(3.16)%
Pimco VIT Low Duration (GrandMaster flex3 ™)
	2008	7		9.69	71	5.69%	1.55%	(3.14)%
Pimco VIT Low Duration (IQ Annuity ™)
	2008	17		9.69	169	4.58%	1.45%	(3.08)%
Pimco VIT Low Duration (Pinnacle Plus ™)
	2008	4		9.68	42	7.74%	1.67%	(3.22)%
Pimco VIT Real Return (AdvantEdge ™)
	2008	2		8.90	14	3.58%	1.60%	(11.00)%
Pimco VIT Real Return (AnnuiChoice ™)
	2008	13		8.94	116	3.52%	1.00%	(10.56)%
Pimco VIT Real Return (AnnuiChoice II ™)
	2008	10		8.93	92	3.55%	1.15%	(10.72)%
Pimco VIT Real Return (IQ Annuity ™)
	2008	71		8.92	632	3.45%	1.45%	(10.83)%
Pimco VIT Real Return (Grandmaster ™)
	2008	17		8.92	153	3.70%	1.35%	(10.77)%
Pimco VIT Real Return (GrandMaster flex3 ™)
	2008	19		8.91	168	3.58%	1.55%	(10.89)%
Pimco VIT Real Return (Pinnacle Plus ™)
	2008	11		8.90	96	3.63%	1.67%	(10.97)%
Pimco VIT Total Return (AdvantEdge ™)
	2008	15		10.14	155	5.79%	1.60%	1.39%
Pimco VIT Total Return (AnnuiChoice ™)
	2008	108		10.04	1,080	8.64%	1.00%	0.36%
Pimco VIT Total Return (AnnuiChoice II ™)
	2008	17		10.17	173	7.37%	1.15%	1.70%
Pimco VIT Total Return (IQ Annuity ™)
	2008	84		10.01	837	6.48%	1.45%	0.05%
Pimco VIT Total Return (Grandmaster ™)
	2008	26		10.01	261	5.30%	1.35%	0.12%
Pimco VIT Total Return (GrandMaster flex3 ™)
	2008	71		10.00	710	8.13%	1.55%	(0.02)%
Pimco VIT Total Return (Pinnacle Plus ™)
	2008	47		9.99	469	9.36%	1.67%	(0.10)%
Investor Class:
Rydex VT Absolute Return Strategies (AdvantEdge™)
	2008	1		8.39	10	0.70%	1.60%	(16.09)%
Rydex VT Absolute Return Strategies (AnnuiChoice ™)
	2008	8		8.31	69	1.16%	1.00%	(16.90)%
Rydex VT Absolute Return Strategies (AnnuiChoice II ™)
	2008	4		8.42	36	1.83%	1.15%	(15.82)%
Rydex VT Absolute Return Strategies (Grandmaster ™)
	2008	—	*	8.29	1	2.41%	1.35%	(17.09)%
Rydex VT Absolute Return Strategies (IQ Annuity ™)
	2008	6		8.28	52	0.13%	1.45%	(17.15)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Investor Class (continued):
Rydex VT Hedged Equity (AnnuiChoice ™)
	2008	7	$7.97	$57	3.07%	1.00%	(20.26)%
Rydex VT Hedged Equity (AnnuiChoice II ™)
	2008	3	8.20	21	4.26%	1.15%	(18.05)%
Rydex VT Hedged Equity (IQ Annuity ™)
	2008	3	7.95	23	1.87%	1.45%	(20.51)%
Rydex VT Hedged Equity (Pinnacle Plus ™)
	2008	1	7.94	10	4.08%	1.67%	(20.63)%
Rydex VT Sector Rotation (AdvantEdge ™)
	2008	—*	6.64	2	0.55%	1.60%	(33.57)%
Rydex VT Sector Rotation (AnnuiChoice ™)
	2008	13	6.48	83	0.45%	1.00%	(35.17)%
Rydex VT Sector Rotation (AnnuiChoice II ™)
	2008	—	6.66	2	0.81%	1.15%	(33.37)%
Rydex VT Sector Rotation (IQ Annuity ™)
	2008	6	6.46	41	0.48%	1.45%	(35.37)%
Rydex VT Sector Rotation (GrandMaster flex3 ™)
	2008	2	6.46	11	0.31%	1.55%	(35.41)%
Rydex VT Sector Rotation (Pinnacle Plus ™)
	2008	2	6.45	10	0.36%	1.67%	(35.47)%
Rydex VT Managed Futures Strategy (IQ Annuity ™)
	2008	3	9.51	25	0.00%	1.45%	(4.92)%
Rydex VT Managed Futures Strategy (Pinnacle Plus ™)
	2008	2	9.51	22	0.00%	1.67%	(4.95)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

Integrity Life Insurance Company

Years Ended December 31, 2008, 2007 and 2006

Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Integrity Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Integrity Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Integrity Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, in 2008, the Company changed its methods of accounting for deferred tax assets and for the separate account assets and liabilities related to its market value adjusted annuity products.  Further, in 2008 and 2007, the Company changed the valuation bases of its statutory reserves for certain annuity products.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 3, 2009

1

Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2008	2007
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$1,741,443	$1,461,466
Preferred and common stocks	109,637	151,733
Investment in common stock of subsidiary	184,548	142,135
Mortgage loans	62,794	63,066
Policy loans	117,015	115,736
Cash, cash equivalents and short-term investments	112,542	76,536
Receivable for securities	2,301	3,228
Other invested assets	113,423	107,965
Total cash and invested assets	2,443,703	2,121,865

Investment income due and accrued	24,680	20,675
Premiums deferred and uncollected	(14)	(75)
Current federal income taxes receivable	22,906	7,429
Net deferred income tax asset	29,485	25,886
Receivables from parent, subsidiaries and affiliates	6,835	7,923
Other admitted assets	(7,951)	7,815
Separate account assets	2,331,204	2,500,894
Total admitted assets	$4,850,848	$4,692,412

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,723,034	$1,467,918
Liability for deposit-type contracts	257,551	221,098
Policy and contract claims	230	65
Deposits on policies to be issued	9,584	9,208
Total policy and contract liabilities	1,990,399	1,698,289

General expense due and accrued	700	745
Transfer to separate accounts due and accrued, net	61,802	3,221
Asset valuation reserve	7,677	50,341
Other liabilities	46,522	35,733
Borrowed money and interest	37,122	47,848
Separate account liabilities	2,331,204	2,500,894
Total liabilities	4,475,426	4,337,071

Capital and surplus:
Common stock, $2 par value, 1,500 shares authorized, issued and outstanding	3,000	3,000
Paid-in surplus	507,967	405,795
Accumulated deficit	(135,545)	(53,454)
Total capital and surplus	375,422	355,341
Total liabilities and capital and surplus	$4,850,848	$4,692,412

See accompanying notes.

2

Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2008	2007	2006
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$749,780	$550,712	$554,848
Net investment income	123,912	103,599	101,533
Considerations for supplementary contracts with life contingencies	1,512	2,628	1,168
Amortization of the interest maintenance reserve	(2,428)	(2,123)	(1,259)
Reserve adjustments on reinsurance ceded	(87,659)	(207,171)	(150,270)
Fees from management of separate account	10,198	13,216	12,988
Other revenues	5,083	4,896	5,122
Total premiums and other revenues	800,398	465,757	524,130

Benefits paid or provided:
Death benefits	7,923	5,419	3,404
Annuity benefits	100,667	79,726	68,606
Surrender benefits	280,131	344,824	358,899
Payments on supplementary contracts	2,086	1,974	1,865
Other benefits	2,038	1,944	2,021
Increase (decrease) in policy reserves and other policyholders’ funds	302,474	153,431	(28,583)
Total benefits paid or provided	695,319	587,318	406,212

Insurance expenses and other deductions:
Commissions	35,580	27,492	28,213
Commissions and expenses on reinsurance assumed	126	136	139
General expenses	22,009	21,716	18,924
Net transfers to (from) separate accounts	68,834	(181,352)	55,274
Other deductions	2,869	4,559	2,038
Total insurance expenses and other deductions	129,418	(127,449)	104,588

Gain (loss) from operations before federal income tax expense (benefit) and net realized capital gains (losses)	(24,339)	5,888	13,330
Federal income tax expense (benefit), excluding tax on capital gains (losses)	(12,681)	(3,626)	(26,122)
Gain (loss) from operations before net realized capital gains (losses)	(11,658)	9,514	39,452
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(15,752)	20,992	36,254
Net income (loss)	$(27,410)	$30,506	$75,706

See accompanying notes.

3

Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2008, 2007 and 2006

	Common Stock	Paid-In Surplus	Accumulated Deficit	Total Capital and Surplus
	(in thousands)
Balance, January 1, 2006	$3,000	$405,795	$(172,174)	$236,621

Net income (loss)	—	—	75,706	75,706
Change in net deferred income tax	—	—	(46,973)	(46,973)
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of $5,620)	—	—	42,992	42,992
Net change in nonadmitted assets and related items	—	—	52,774	52,774
Change in asset valuation reserve	—	—	(13,351)	(13,351)
Other	—	—	—	—
Change in surplus in separate accounts	—	—	(9,396)	(9,396)
Balance, December 31, 2006	3,000	405,795	(70,422)	338,373

Net income (loss)	—	—	30,506	30,506
Change in net deferred income tax	—	—	(22,733)	(22,733)
Net change in unrealized gains on investments (net of deferred tax expense (benefit) of ($7,802))	—	—	(1,438)	(1,438)
Net change in nonadmitted assets and related items	—	—	14,161	14,161
Change in asset valuation reserve	—	—	(4,182)	(4,182)
Change in reserve on account of change in valuation basis	—	—	5,135	5,135
Change in surplus in separate accounts	—	—	(4,481)	(4,481)
Balance, December 31, 2007	3,000	405,795	(53,454)	355,341

Net income (loss)	—	—	(27,410)	(27,410)
Change in net deferred income tax	—	—	(7,369)	(7,369)
Net change in unrealized losses on investments (net of deferred tax expense (benefit) of $(16,155))	—	—	(81,802)	(81,802)
Net change in nonadmitted assets and related items	—	—	(12,497)	(12,497)
Change in asset valuation reserve	—	—	42,664	42,664
Change in deferred tax asset from permitted accounting practice	—	—	10,254	10,254
Changes in reserves on account of changes in valuation basis	—	—	8,391	8,391
Change in surplus in separate accounts	—	—	(14,322)	(14,322)
Capital contribution	—	102,172	—	102,172
Balance, December 31, 2008	$3,000	$507,967	$(135,545)	$375,422

See accompanying notes.

4

Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2008	2007	2006
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$766,403	$548,875	$555,169
Net investment income received	115,871	101,165	99,122
Benefits paid	(694,304)	(643,952)	(584,185)
Net transfers from (to) separate accounts	(10,252)	152,533	(11,775)
Commissions and expense paid	(60,787)	(52,669)	(53,701)
Other, net	31,801	29,882	79,237
Net cash from operations	148,732	135,834	83,867

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	1,046,815	1,146,872	1,178,471
Preferred and common stocks	68,225	128,003	102,074
Mortgage loans	781	836	2,057
Other invested assets	4,331	19,391	12,445
Miscellaneous proceeds	2,475	673	867
Net proceeds from investments sold, matured or repaid	1,122,627	1,295,775	1,295,914

Cost of investments acquired:
Debt securities	1,353,809	1,284,285	1,123,131
Preferred and common stocks	108,953	61,071	148,904
Mortgage loans	919	20,279	26,171
Other invested assets	12,176	43,650	90,334
Miscellaneous applications	—	2	3,440
Total cost of investments acquired	1,475,857	1,409,287	1,391,980

Net change in policy and other loans	(1,279)	714	(5,190)
Net cash for investments	(354,509)	(112,798)	(101,256)

Cash from Financing and Miscellaneous Sources:
Capital contributions - cash	40,000	—	—
Borrowed money	(10,726)	(7,122)	6,772
Net deposits on deposit-type contract funds and other insurance liabilities	215,982	62	1,328
Other cash (applied) provided	(3,473)	(12,503)	79,145
Net cash from (for) financing and miscellaneous sources	241,783	(19,563)	87,245

Net change in cash, cash equivalents and short-term investments	36,006	3,473	69,856
Cash, cash equivalents and short-term investments:
Beginning of year	76,536	73,063	3,207
End of year	$112,542	$76,536	$73,063

Cash flow information for non-cash transactions:
Capital contribution from parent in the form of common stocks	$18,528	$—	$—
Capital contribution from parent in the form of debt securities and accrued interest	35,644	—	—

See accompanying notes.

5

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2008

1. Nature of Operations and Significant Accounting Policies

Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern).  The Company, domiciled in the State of Ohio and currently licensed in 45 states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.  For the year ended December 31, 2008, approximately 40% of the gross premiums and annuity considerations for the Company were derived from Pennsylvania, Florida, New Jersey, and California.

The Company’s wholly-owned insurance subsidiary, National Integrity Life Insurance Company (National Integrity), is currently licensed in 8 states and the District of Columbia and distributes similar products, principally in the state of New York.  Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.   The Department has the right to permit other specific practices that deviate from NAIC SAP.  Effective for the year ended December 31, 2008, the Company has received written approval from the Department to deviate from NAIC SAP by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying SSAP 10, Income Taxes (SSAP 10), deferred tax asset admittance test, as described in Department Bulletin 2009-04.   At December 31, 2008, the statutory surplus of the Company using the permitted practice was $10.3 million greater than it would have been if NAIC SAP had been followed with respect to determining admitted deferred tax assets.

Accounting practices prescribed or permitted by the Department differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

6

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                 the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                 the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

•                 for equity securities and debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                 for debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, interest related declines in fair value are evaluated in a manner consistent with credit related declines in fair value.

7

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method.  The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiary

The accounts and operations of the Company’s subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets), and other assets not specifically identified as an admitted asset within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit. Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to

8

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets (DTA) are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets (one year and 10% prior to 2008), electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

9

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	December 31
	2008	2007
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$375,422	$355,341
Adjustments to customer deposits	(117,489)	(110,395)
Adjustments to invested asset carrying values	(200,236)	4,559
Asset valuation reserve	7,677	50,341
Value of insurance in force	95,516	34,672
Deferred policy acquisition costs	201,715	103,864
Deferred sales inducements	16,233	10,819
Adjustments to investment in subsidiary excluding net unrealized gains (losses)	(151,039)	102,626
Federal Income Taxes	90,246	12,128
Western and Southern reinsurance	(126,056)	(106,169)
Other	(14)	37
Stockholder’s equity, GAAP basis	$191,975	$457,823

	Year Ended December 31
	2008	2007	2006
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$(27,410)	$30,506	$75,706
Deferred policy acquisition costs, net of amortization	15,387	10,894	17,887
Deferred sales inducements, net of amortization	599	1,689	1,595
Adjustments to customer deposits	1,126	(4,445)	(11,719)
Adjustments to invested asset carrying values at acquisition date	(2,735)	18,953	6,635
Amortization of value of insurance in force	(8,676)	(10,074)	(11,230)
Amortization of interest maintenance reserve	2,880	2,123	1,259
Adjustments for realized investment gains/losses	(19,666)	8,860	(11,535)
Adjustments for federal income tax expense	10,103	(27,838)	(47,191)
Investment in subsidiary	(34,980)	9,832	6,071
Income from modco reinsurance treaty	(19,887)	(13,328)	(6,700)
Other	—	963	33
Net income (loss), GAAP basis	$(83,259)	$28,135	$20,811

10

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiary is reported at its underlying statutory equity.  The net change in the subsidiary’s equity is included in capital and surplus.

Joint ventures, partnerships, and limited liability companies (including hedge funds) are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or

11

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

losses.  Distributions from earnings of the investees are reported as net investment income when received.  Because of the indirect nature of these investments, there is an inherent reduction in transparency and liquidity and increased complexity in valuing the underlying investments.  As a result, these investments are actively managed by Company management via detailed evaluation of the investment performance relative to risk.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

12

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1 for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.   The change in reserves for modified coinsurance contracts is recorded on the reserve adjustments on reinsurance ceded line in the statements of operations.

Borrowed Money and Interest

The Company has entered into dollar-roll reverse repurchase agreements.  The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company’s balance sheets.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money and interest on the balance sheets.  The Company’s total admitted assets subject to these agreements were $36.9 million and $48.5 million at December 31, 2008 and 2007, respectively.  The collateral held for these transactions was $37.1 million and $47.8 million at December 31, 2008 and 2007, respectively.

13

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Securities Lending

As of December 31, 2008, the Company has loaned $61.6 million and $69.2 million in the general and separate account, respectively, of various US Treasury, corporate bonds, preferred stock and common stock as part of a securities lending program administered by The Bank of New York Mellon.  As of December 31, 2007, the Company had loaned $40.9 million and $60.2 million, in the general and separate account, respectively, of various US Treasury and corporate bonds as part of a securities lending program administered by The Bank of New York Mellon.  The Company requires at the initial transaction that the fair value of the collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100% in accordance with SSAP 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in debt securities and short-term investments with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  At December 31, 2008, the collateral for all securities on loan could be requested to be returned on demand by the borrower in both general and separate accounts.  At December 31, 2008, the fair value of the total collateral is $134.0 million, $85.5 million of which is unrestricted and $48.5 million of which is restricted.  The collateral is primarily held in cash equivalents and investment grade debt securities.  At December 31, 2007, the fair value of the total collateral was $101.9 million, $74.9 million of which was unrestricted and $27.0 million of which was restricted.  At December 31, 2007, the collateral was primarily held in cash equivalents and investment grade debt securities.  There is no difference in the policy and procedures for the separate account.  In addition, the separate account collateral is held in the general account with the corresponding payable and receivable between the general and separate accounts.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for non-guaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value.  Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis.  Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts. The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

14

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Effective January 1, 2008, the Company changed the method of accounting for assets and liabilities in its separate account related to market value adjusted annuity products from market value accounting to book value accounting. The Company recorded a decrease to surplus of $14.3 million as a result of changing the method of accounting on the assets through the change in surplus in separate accounts line on the statement of changes in capital and surplus and a decrease to surplus of $4.8 million as a result of changing the method of accounting on the liabilities through change in reserve on account of change in valuation bases on the statement of changes in capital and surplus.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement.  Western and Southern pays all federal income taxes due for all members of the consolidated group.  The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Accounting Changes

In 2008, the Company changed the statutory valuation rate for single premium immediate annuity contracts.  SSAP 51, Life Contracts (SSAP 51), requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statement of operations.  The Company has recorded an increase of $13.1 million directly to surplus as a result of the change in valuation bases through the changes in reserves on account of changes in valuation bases line on the statement of changes in capital and surplus.

In 2007, the Company changed the method for calculating statutory reserves for the fixed rate option associated with certain annuity products from fund value to the Commissioner’s Reserve Valuation Method.  SSAP 51 requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statement of operations.  SSAP 56, Separate Accounts, requires changes in the surplus of the separate accounts business of an insurer except for changes resulting from the net gain from operations of the separate account, to be charged or credited directly to the unassigned surplus of the general account.  The Company has recorded a $5.1 million increase directly to surplus as a result of the change in valuation bases through the changes in reserves on account of changes in valuation bases line on the statement of changes in capital and surplus.

15

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

For the year beginning January 1, 2009, the Company will adopt SSAP 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments (SSAP 98).  SSAP 98 amends SSAP 43, Loan-backed and Structured Securities, by establishing guidance that requires loan-backed and structured securities determined to be other than temporarily impaired to be written down to fair value.  This is a change from previous guidance which did not require loan-backed and structured securities to be written down unless the undiscounted anticipated cash flows were determined to be less than the carrying amount of the investment.  The adoption of SSAP 98 is prospective.

For the year beginning January 1, 2009, the Company will adopt SSAP 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).   SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for bonds and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2008 financial statement presentation.

16

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from third-party pricing services or are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government agencies	$5,354	$449	$—	$5,803
Debt securities issued by states of the U.S. and political subdivisions of the states	36,445	486	(1,556)	35,375
Corporate securities/asset-backed securities	1,264,144	29,657	(139,958)	1,153,843
Mortgage-backed securities	435,500	4,128	(53,976)	385,652
Total	$1,741,443	$34,720	$(195,490)	$1,580,673

At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government agencies	$8,181	$210	$(36)	$8,355
Debt securities issued by states of the U.S. and political subdivisions of the states	67,046	222	(510)	66,758
Corporate securities/asset-backed securities	959,066	34,289	(20,309)	973,046
Mortgage-backed securities	427,173	5,156	(4,355)	427,974
Total	$1,461,466	$39,877	$(25,210)	$1,476,133

17

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

At December 31, 2008 and 2007, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $83.4 million and $48.0 million, respectively, with an aggregate fair value of $72.7 million and $54.1 million, respectively.  Such holdings amount to 4.8% and 3.3%, respectively, of the Company’s investments in debt securities and 1.7% and 1.0%, respectively, of the Company’s total admitted assets as December 31, 2008 and 2007.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31,2008:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(1,364)	10,446	(192)	4,807
Corporate securities/asset-backed securities	(97,135)	656,760	(42,823)	151,917
Mortgage-backed securities	(41,173)	236,026	(12,803)	57,775
Total	$(139,672)	$903,232	$(55,818)	$214,499

Preferred stocks	$(3,334)	$24,150	$(16,832)	$25,975
Common stocks, unaffiliated	$(4,131)	$16,298	$(590)	$1,927

18

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(36)	$1,785	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(97)	4,903	(413)	7,703
Corporate securities/asset-backed securities	(8,219)	239,307	(12,090)	148,415
Mortgage-backed securities	(3,781)	170,972	(574)	53,664
Total	$(12,133)	$416,967	$(13,077)	$209,782

Preferred stocks	$(4,704)	$41,668	$(121)	$3,236
Common stocks, unaffiliated	$(1,139)	$10,241	$—	$—

Investments that are impaired at December 31, 2008 and 2007, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities and asset-backed securities.  The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery with respect to credit-related declines in fair value.  The aggregated unrealized loss is approximately 15.7% and 4.4% of the carrying value of these securities at December 31, 2008 and 2007, respectively. At December 31, 2008, there were a total of 542 securities held that are considered temporarily impaired, 158 of which have been impaired for 12 months or longer.  At December 31, 2007, there were a total of 268 securities held that are considered temporarily impaired, 75 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $31.3 million, $3.9 million, and $0.1 million for the years ended December 31, 2008, 2007 and 2006, respectively.

19

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2008, by contractual maturity, is as follows:

	Cost or Amortized Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$5,961	$5,805
After one through five	250,110	237,158
After five through ten	441,087	395,029
After ten	608,785	557,029
Mortgage-backed securities	435,500	385,652

Total	$1,741,443	$1,580,673

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2008, 2007 and 2006 were $186.7 million, $663.6 million, and $487.8 million; gross gains of $2.1 million, $5.8 million, and $9.4 million, and gross losses of $5.0 million, $3.4 million, and $7.9 million were realized on those sales, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR are follows for the years ended December 31:

	2008	2007	2006
	(in thousands)
Realized capital gains (losses)	$(37,275)	$(1,103)	$3,074
Less amount transferred to IMR	(2,214)	3,393	(6,631)
Less federal income tax (benefit) on realized capital gains (losses)	(19,309)	(25,488)	(26,549)
Net realized capital gains (losses)	$(15,752)	$20,992	$36,254

20

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Unrealized gains and losses on investment in common stocks and non-affiliated common stock of subsidiary are reported directly in capital and surplus and do not affect net income. The unrealized gains and unrealized losses on, and the cost and fair value of those are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
Preferred stocks	$76,841	$409	$(20,166)	$57,084

Common stocks, unaffiliated	$22,157	$15,360	$(4,721)	$32,796
Common stock of subsidiary	217,297	—	(32,749)	184,548
	$239,454	$15,360	$(37,470)	$217,344

At December 31, 2007:
Preferred stocks	$77,117	$497	$(4,825)	$72,789

Common stocks, unaffiliated	$25,610	$50,145	$(1,139)	$74,616
Common stock of subsidiary	123,125	19,010	—	142,135
	$148,735	$69,155	$(1,139)	$216,751

Proceeds from the sales of investments in equity securities during 2008, 2007 and 2006 were $48.8 million, $82.3 million, and $48.6 million; gross gains of $1.4 million, $2.6 million, and $1.9 million and gross losses of $2.6 million, $4.1 million, and $0.7 million were realized on those sales in 2008, 2007 and 2006, respectively.

21

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2008	2007	2006
	(in thousands)

Debt securities	$99,828	$78,760	$73,709
Equity securities	6,970	9,810	13,752
Mortgage loans	5,396	4,826	2,226
Policy loans	9,096	9,118	8,839
Cash, cash equivalents and short-term investments	869	2,396	3,992
Other invested assets	2,457	344	128
Other	1,166	130	374
Gross investment income	125,782	105,384	103,020
Investment expenses	1,870	1,785	1,487
Net investment income	$123,912	$103,599	$101,533

The Company’s investments in mortgage loans principally involve commercial loans.  At December 31, 2008, 69.6% of such mortgages, or $43.7 million, involved properties located in California and Florida.  Such investments consist of first mortgage liens on completed income-producing properties.  The aggregate mortgage outstanding to any one borrower does not exceed $20.6 million.  During 2008, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security is exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2008, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2008, the Company did not reduce interest rates on any outstanding mortgages.

The Company has an investment in a debt security that contains an underlying host instrument and underlying credit derivatives.  The debt security contains risk characteristics similar to a basket of high yield debt securities, which allows diverse exposure to the high yield market while providing for better asset/liability matching and better liquidity compared to individual direct investments.  The investment is included in debt securities on the balance sheet and has a book and fair value of $22.7 million and $20.9 million, respectively, at December 31, 2008.  The debt security is rated B3 by Moody’s and has stated maturity of June 2013.  The maximum loss the Company can incur as of December 31, 2008 is equal to the security’s book value.

22

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value in accordance with SFAS 107, Disclosures About Fair Value Instruments (“FAS 107”). The Company follows FAS 157, Fair Value Measurements (“FAS 157”), measurement principles in determining FAS 107 fair value disclosure amounts. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

FAS 157 defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by FAS 157 that prioritizes inputs to valuation techniques used to measure fair value into three levels.

•                 Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                 Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  The Company does not have any assets or liabilities carried at fair value that meet the definition of Level 2.

•                 Level 3 – Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include credit default swaps that must be priced using valuation models that utilize significant unobservable inputs.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

23

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt and Equity Securities

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Derivatives

The fair values of credit default swaps have been determined using valuation models incorporating significant unobservable inputs, including projected discounted cash flows, applicable swap curves and implied volatilities.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and mortgage loans. The fair values of these assets have been determined using the same methodologies outlined above for debt securities, equity securities and mortgage loans.

Reserves

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows.  Present values reflect the company’s own credit risk and a margin for uncertainty of the timing of liability cash flows.  Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

24

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Borrowed Money and Securities Lending Liability

The liabilities represent the Company’s obligation to return collateral related to dollar-roll reverse repurchase and securities lending transactions.  These liabilities are short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Assets and liabilities measured at fair value on a recurring basis at December 31, 2008 are outlined below:

	Assets/
	(Liabilities)
	Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Assets
Common stocks, unaffiliated	$32,796	$32,796	$—	$—
Separate account assets*	515,264	515,264	—	—
Total assets	$548,060	$548,060	$—	$—

Liabilities
Derivatives	$(1,438)	$—	$—	$(1,438)

*Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost.

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2008, is as follows:

Changes in
						Ending	Unrealized
	Beginning	Total		Purchases,		Asset/	Gains
	Asset/	Realized/UnrealizedGains		Sales,		(Liability)	(Losses)
	(Liability) as	(Losses) Included in:		Issuances	Transfers	as of	Related to
	of January	Net		and	In (Out) of	December	Positions
	1, 2008	Income	Surplus	Settlements	Level 3	31, 2008	Still Held
(in thousands)
Liabilities
Derivatives	$173	$—	$(1,611)	$—	$—	$(1,438)	$(1,611)

25

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2008.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2008		December 31, 2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$1,741,443	$1,580,673	$1,461,466	$1,476,133
Preferred stocks	76,841	57,084	77,117	72,789
Non-affiliated common stocks	32,796	32,796	74,616	74,616
Mortgage loans	62,794	57,446	63,066	64,185
Cash, cash equivalents and short-term investments	112,542	112,542	76,536	76,536
Separate account assets	2,331,204	2,170,717	2,500,894	2,500,894

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,018,037	$1,031,743	$769,273	$794,310
Borrowed money and securities lending liability	77,728	77,728	78,850	78,850
Separate account liabilities*	1,839,475	1,854,234	1,594,328	1,649,129

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

26

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4. Related Party Transactions

Western and Southern, Fort Washington and IFS Financial Services, Inc. (IFS), perform certain administrative and special services for the Company to assist with its business operations.  These services include tax compliance and reporting, payroll functions, administrative support services, investment functions, policyholder services, accounting and auditing, underwriting, marketing and product development, functional support services and personnel functions. During 2008, the Company paid $11.9 million, $1.5 million and $8.3 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2007, the Company paid $12.6 million, $1.4 million, and $5.6 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2006, the Company paid $11.9 million, $1.3 million, and $6.1 million to Western and Southern, Ft. Washington, and IFS, respectively.  The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

The Company received $102.2 million in capital contributions from Western and Southern during 2008.  The capital contributions consisted of $20.0 million in cash, which was received on June 30, 2008, $18.6 million in common stocks at fair value, which were received on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were received on December 29, 2008.  On December 30, 2008, the Company accrued an $8.0 million capital contribution from W&S to be received in the form of cash.  The cash was received on January 20, 2009. The Company did not receive a capital contribution from Western and Southern during 2007.

During 2008, the Company recorded $94.2 million in capital contributions to National Integrity.  The capital contributions consisted of $20.0 million in cash, which was contributed on June 30, 2008, $18.5 in common stocks at fair value, which were contributed on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were contributed on December 29, 2008.  The Company paid no dividends during 2008 or 2007.

The Company has entered into a reinsurance agreement with Western and Southern.  See Note 5 for a further description.

27

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The Company has a modified coinsurance agreement with Western and Southern, whereby the Company cedes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, the Company retains the reserves and the related assets of this business.

The effect of reinsurance on premiums, annuity considerations and deposit-type funds is as follows for the years ended December 31:

	2008	2007	2006
	(in thousands)
Direct premiums	$753,519	$552,497	$560,068
Assumed premiums
Affiliates	—	—	—
Non-affiliates	141	169	185
Ceded premiums
Affiliates	(3,176)	(727)	(3,009)
Non-affiliates	(704)	(1,227)	(2,396)
Net premiums	$749,780	$550,712	$554,848

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2008	2007	2006
	(in thousands)
Benefits paid or provided:
Affiliates	$108,149	$218,086	$156,555
Non-affiliates	3,526	4,812	4,048
Policy and contract liabilities:
Affiliates	—	—	—
Non-affiliates	12,110	11,283	12,320

28

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

In 2008 and 2007, respectively, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2008, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2008, if all reinsurance ceded agreements were cancelled.

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable from Western and Southern in the amount of $22.9 million and $7.4 million at December 31, 2008 and 2007, respectively.  The tax years of 2008, 2007, 2006 and 2005 remain subject to examination by major tax jurisdictions.

The components of other tax-related carryovers for the Company are as follows:

	Carryover	Expiration Dates
	(in thousands)
General business credit carryover	$338	2008 – 2010
Foreign tax credit carryover	145	2008
Alternative minimum tax (AMT) credit carryover	2,459	Indefinitely

29

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The change in net deferred income taxes is comprised of the following:

	December 31
	2008	2007	Change
	(in thousands)
Admitted gross DTA (SSAP 10, p. 10b)	$19,231	$25,886	$(6,655)
Admitted gross DTA (SSAP 10, p. 10c)	11,451	19,973	(8,522)
Admitted gross DTA (SSAP 10, p. 10e.ii*)	10,254	—	10,254
Total admitted gross deferred tax assets	40,936	45,859	(4,923)
Nonadmitted gross deferred tax assets	13,890	8,703	5,187
Total deferred tax assets	$54,826	$54,562	$264

Admitted deferred tax assets	$40,936	$45,859	$(4,923)
Gross deferred tax liabilities	(11,451)	(19,973)	8,522
Net admitted deferred tax asset (liability)	$29,485	$25,886	$3,599

Net deferred tax asset (liability) before nonadmitted	$43,375	$34,589	$8,786
Less tax (expense) benefit from unrealized gains or losses			16,155
Change in net deferred income taxes			$(7,369)

* As amended per Department Bulletin 2009-04 (See Note 1 for permitted practice disclosure).

30

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Nonadmitted deferred tax assets increased (decreased) by $5.2 million, $(10.1) million and $(61.1) million for the years ended December 31, 2008, 2007 and 2006, respectively.

Current income taxes for the years ended December 31, consist of the following major components:

	Year Ended December 31
	2008	2007	2006
	(in thousands)
Federal income tax expense (benefit) on operating gain (loss)	$(12,806)	$634	$(566)
Federal income tax benefit on capital losses	(19,309)	(3,363)	(9,436)
Capital loss carryforward utilized	—	(22,125)	(17,113)
NOL carryforward adjustment	—	—	(25,556)
Prior year under (over) accrual	125	(4,260)	—
Current income tax benefit	$(31,990)	$(29,114)	$(52,671)

The main components of the deferred tax amounts at December 31, are as follows:

	2008	2007
	(in thousands)
Deferred tax assets:
Reserves	$18,915	$18,572
Debt securities/stocks	7,270	10,679
Deferred policy acquisition costs	8,697	7,428
Tax credit carryovers	2,942	2,942
Fixed assets and other assets	—	27
Acquisition related goodwill	796	946
Deferred hedge losses	1,156	1,387
Reserve strengthening	1,423	3,783
Reinsurance ceded	7,508	7,508
Other	6,119	1,290
Total deferred tax assets	54,826	54,562

Nonadmitted deferred tax assets	13,890	8,703
Admitted deferred tax assets	40,936	45,859

Deferred tax liabilities:
Stocks /debt securities deferred future gains	11,451	19,973
Separate accounts	—	—
Total deferred tax liabilities	11,451	19,973
Net admitted deferred income tax assets	$29,485	$25,886

31

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows:

		Effective		Effective		Effective
	2008	Tax Rate	2007	Tax Rate	2006	Tax Rate
Provision computed at statutory rate	$(8,519)	(35.00)%	$2,061	35.00%	$4,665	35.00%
Dividends received deduction	(1,905)	(7.82)	(7,222)	(122.66)	(1,665)	(12.49)
Nonadmitted assets	91	0.38	5	0.09	129	0.97
Separate account adjustment	(5,013)	(20.59)	(1,568)	(26.64)	(3,288)	(24.67)
IRS audit adjustment	—	—	—	—	(7,035)	(52.78)
Other	3,770	15.48	730	12.41	420	3.15
Total	$(11,576)	(47.55)%	$(5,994)	(101.80)%	$(6,774)	(50.82)%

Federal income taxes incurred	$(12,681)	(52.09)%	$(3,626)	(61.58)%	$(26,122)	(195.97)%
Change in net deferred income taxes*	1,105	4.54	(2,368)	(40.22)	19,348	145.15
Total statutory income taxes	$(11,576)	(47.55)%	$(5,994)	(101.80)%	$(6,774)	(50.82)%

*Excludes change in net deferred income taxes on certain realized gains/losses of $6,264, $25,101 and $27,625 for the years ended December 31, 2008, 2007 and 2006, respectively.

As of December 31, 2008, the Company had a balance of $1.7 million in its policyholder surplus account under the provisions of the Internal Revenue Code.  This amount could become taxable to the extent that future shareholder dividends are paid from this account.

32

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2008 and 2007, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. The Company may not pay any dividends during 2009 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2008, the Company does not have any material lease agreements for office space or equipment.

33

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves

At December 31, 2008, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)

Subject to discretionary withdrawal:
With fair value adjustment	$1,777,633	43.9%
At book value less current surrender charge of 5% or more	543,442	13.3
At fair value	500,065	12.4
Total with adjustment or at market value	2,821,140	69.6
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	282,656	7.0
Not subject to discretionary withdrawal	949,288	23.4
Total annuity reserves and deposit fund liabilities (before reinsurance)	4,053,084	100.0%
Less reinsurance ceded	9,476
Net annuity reserves and deposit fund liabilities	$4,043,608

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

34

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts

The Company’s guaranteed separate accounts include indexed products (i.e. equity-indexed annuities) and non-indexed products and options (i.e. guaranteed rate options and systematic transfer options).  The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company’s variable annuity.  These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder.  The fixed annuity products currently offered generally provide a death benefit equal to the account value, with one product offering an optional death benefit ranging from 25% to 40% of the gain in the contract.  The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.  The Company’s equity-indexed annuities provide participation in the S&P 500 price index.

The Company’s nonguaranteed separate accounts primarily include variable annuities.  The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative.  Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products.  The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, a death benefit that is adjusted periodically to the current account value and an additional death benefit ranging from 25% to 40% of the gain in the contract.  Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis.

35

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2008, is as follows:

	Separate Accounts with Guarantees
	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(in thousands)
Premiums, deposits and other considerations	$5,758	$338,594	$33,456	$377,808

Reserves for separate accounts with assets at:

(a) Fair value	$—	$—	$508,254	$508,254
(b) Amortized cost	377,375	1,462,100	—	1,839,475
(c) Total reserves	$377,375	$1,462,100	$508,254	$2,347,729

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal (with adjustment):
With market value adjustment	$371,267	$1,399,789	$—	$1,771,056
At book value without market value adjustment and with current surrender charge of less than 5%	6,108	62,311	—	68,419
At fair value	—	—	508,254	508,254
Subtotal	377,375	1,462,100	508,254	2,347,729
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts liabilities	$377,375	$1,462,100	$508,254	$2,347,729

36

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2008, is presented below:

2008
(in thousands)
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$377,808
Transfers from separate accounts	(305,211)
Net transfers to separate accounts	72,597

Reconciling adjustments:
Policy deductions and other expense reported elsewhere in the statement of operations	10,559
Other changes in surplus in separate account statement	(14,322)

Transfers as reported in the summary of operations of the Company	$68,834

37

Integrity Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

11. Direct Premiums Written by Managing General Agents/Third Party Administrators

The Company issued business through the following managing general agents in 2008:

Name and Address	EIN	Exclusive Contract	Type of Business Written	Authority Granted	Total Premiums Written
					(In thousands)
Crump Life Insurance Services Inc 4250 Crums Mill Road Harrisburg, PA 17112	23-2232460	No	Fixed Annuities	Writing premium	$32,157
AXA Network LLC 4251 Crums Mill Road Harrisburg, PA 17112	06-1555494	No	Fixed Annuities	Writing premium	$31,765
Ann Arbor Annuity Exchange 45 Research Drive Ann Arbor, MI 48103	38-2929874	No	Fixed Annuities	Writing premium	$31,123
Insource Inc. 10401 N Meridian St Suite 200 Indianapolis, IN 46290	35-1738936	No	Fixed Annuities	Writing premium	$22,809
Zenith Marketing Group 303 West Main Street Suite 200 Freehold, NJ 07728	22-3397490	No	Fixed Annuities	Writing premium	$22,542

The aggregate remaining premiums written by other managing general agents for 2008 were $333.4 million.

38

Integrity Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2008

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities

Bonds:
United States government and government agencies and authorities	$5,354	$5,803	$5,354
States, municipalities and political subdivisions	144,317	140,740	144,317
Foreign governments	61	61	61
Public utilities	167,099	159,810	167,099
All other corporate bonds	1,424,612	1,274,259	1,424,612
Preferred stocks	76,841	57,084	76,841
Total fixed maturities	1,818,284	1,637,757	1,818,284

Equity securities

Common stocks:
Public utilities	687	609	609
Banks, trust and insurance	1,671	10,660	10,660
Industrial, miscellaneous and all other	19,799	21,527	21,527
Total equity securities	22,157	32,796	32,796

Mortgage loans on real estate	62,794		62,794
Real estate	—		—
Policy loans	117,015		117,015
Other long-term investments	63,613		63,613
Cash, cash equivalents and short-term investments	112,542		112,542
Total investments	$2,196,405		$2,207,044

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

39

Integrity Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2008
Individual life	$270,425	$—	$5	$2,159	$27,635	$11,883	$1,669
Individual health	—	—	—	—	—	—	—	$—
Group life and health	21,744	—	—	—	1,302	(140)	114	—
Annuity	1,430,865	—	225	749,133	94,975	683,576	20,226
	$1,723,034	$—	$230	$751,292	$123,912	$695,319	$22,009

Year ended December 31, 2007
Individual life	$274,468	$—	$5	$2,827	$28,103	$13,461	$1,769
Individual health	—	—	—	—	—	—	—	$—
Group life and health	22,771	—	—	—	1,366	365	122	—
Annuity	1,170,679	—	60	550,513	74,130	573,492	19,825
	$1,467,918	$—	$65	$553,340	$103,599	$587,318	$21,716

Year ended December 31, 2006
Individual life	$273,559	$—	$5	$261	$27,559	$15,809	$1,559
Individual health	—	—	—	—	—	—	—	$—
Group life and health	22,845	—	—	—	1,393	(151)	112	—
Annuity	1,198,250	—	43	555,755	72,581	390,554	17,253
	$1,494,654	$—	$48	$556,016	$101,533	$406,212	$18,924

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

40

Integrity Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$543,468	$267,618	$36,970	$312,820	12%
Premiums:
Individual life	$2,535	$517	$141	$2,159	7%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	752,496	3,363	—	749,133	—
	$755,031	$3,880	$141	$751,292	0%

Year ended December 31, 2007
Life insurance in force	$571,983	$288,850	$35,246	$318,379	11%
Premiums:
Individual life	$3,651	$993	$169	$2,827	6%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	551,474	961	—	550,513	—
	$555,125	$1,954	$169	$553,340	0%

Year ended December 31, 2006
Life insurance in force	$595,603	$367,646	$37,322	$265,279	14%
Premiums:
Individual life	$2,156	$2,080	$185	$261	71%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	559,080	3,325	—	555,755	—
	$561,236	$5,405	$185	$556,016	0%

41

STATUTORY-BASIS FINANCIAL STATEMENTS

AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2008, 2007 and 2006

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2008 and 2007, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2008.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2008 and 2007, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2008.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2008, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 3, 2009

1

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2008	2007
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$3,076,672	$3,091,569
Preferred and common stocks	1,192,592	2,297,944
Investments in common stocks of subsidiaries	1,561,500	1,480,670
Mortgage loans	46,599	53,273
Policy loans	162,874	161,007
Real estate:
Properties held for the production of income	34,462	43,147
Properties occupied by the Company	30,861	31,143
Cash, cash equivalents and short-term investments	170,150	119,693
Receivable for securities	1,344	10,477
Other invested assets	606,293	575,656
Total cash and invested assets	6,883,347	7,864,579

Investment income due and accrued	48,493	69,996
Premiums deferred and uncollected	55,090	59,946
Current federal income taxes recoverable	33,762	2,380
Net deferred income tax asset	93,954	—
Receivables from parent, subsidiaries and affiliates	6,510	1,994
Other admitted assets	4,264	6,866
Separate account assets	602,406	826,556
Total admitted assets	$7,727,826	$8,832,317

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,602,243	$2,580,404
Accident and health reserves	259,839	267,317
Liability for deposit-type contracts	239,678	242,761
Policy and contract claims	40,389	49,476
Dividends payable to policyholders	41,210	41,225
Premiums received in advance	6,309	5,850
Total policy and contract liabilities	3,189,668	3,187,033

General expense due and accrued	11,446	21,305
Current federal income taxes payable	—	1,663
Net deferred income tax liability	—	256,051
Asset valuation reserve	25,794	185,542
Interest maintenance reserve	34,169	41,097
Other liabilities	255,935	379,120
Liability for postretirement benefits other than pensions	229,470	225,699
Borrowed money and interest	76,954	2,286
Separate account liabilities	602,406	826,556
Total liabilities	4,425,842	5,126,352

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	5,000	5,000
Accumulated surplus	3,295,984	3,699,965
Total capital and surplus	3,301,984	3,705,965
Total liabilities and capital and surplus	$7,727,826	$8,832,317

See accompanying notes.

2

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year ended December 31
	2008	2007	2006
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$363,952	$370,598	$382,345
Net investment income	384,162	469,515	349,338
Considerations for supplementary contracts with life contingencies	14	—	8
Amortization of the interest maintenance reserve	4,653	6,872	8,777
Reserve adjustments on reinsurance ceded	1,098	1,527	1,418
Change in reserve from elimination of MODCO reinsurance agreement	776,000	—	—
Recapture fee from elimination of MODCO reinsurance agreement	74,122	—	—
Other revenues	81	593	1,191
Total premiums and other revenues	1,604,082	849,105	743,077

Benefits paid or provided:
Death benefits	192,585	198,612	200,578
Annuity benefits	89,456	95,138	94,974
Disability and accident and health benefits	26,245	27,106	26,194
Surrender benefits	142,010	247,659	184,645
Payments on supplementary contracts	144	130	129
Other benefits	17,551	15,941	16,939
Increase (decrease) in policy reserves and other policyholders’ funds	14,363	35,328	42,881
Total benefits paid or provided	482,354	619,914	566,340

Insurance expenses and other deductions:
Commissions	44,377	46,809	46,821
Commissions and expenses on reinsurance assumed	22,613	24,495	25,389
General expenses	142,066	151,614	156,091
Net transfers to (from) separate account	(41,636)	(40,425)	(39,254)
Reserve adjustments on reinsurance assumed	(142,858)	(263,510)	(203,810)
Reserve adjustment from elimination of MODCO reinsurance agreement	776,000	—	—
Other deductions	9,003	40,737	35,881
Total insurance expenses and other deductions	809,565	(40,280)	21,118

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	312,163	269,471	155,619

Dividends to policyholders	58,336	58,729	58,403
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	253,827	210,742	97,216
Federal income tax expense (benefit), excluding tax on capital gains	20,500	286	32,278
Gain (loss) from operations before net realized capital gains (losses)	233,327	210,456	64,938
Net realized capital gains or (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	61,724	53,889	89,110

Net income (loss)	$295,051	$264,345	$154,048

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2008, 2007 and 2006

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2006	$1,000	$5,000	$3,064,526	$3,070,526

Net income (loss)	—	—	154,048	154,048
Change in net deferred income tax	—	—	14,558	14,558
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $89,297)	—	—	341,062	341,062
Net change in nonadmitted assets and related items	—	—	(15,422)	(15,422)
Change in asset valuation reserve	—	—	(37,033)	(37,033)
Dividends to stockholder	—	—	(14,375)	(14,375)
Other changes, net	—	—	1,648	1,648
Balance, December 31, 2006	1,000	5,000	3,509,012	3,515,012

Net income (loss)	—	—	264,345	264,345
Change in net deferred income tax	—	—	32,421	32,421
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($134,177))	—	—	(212,414)	(212,414)
Net change in nonadmitted assets and related items	—	—	(12,414)	(12,414)
Change in asset valuation reserve	—	—	162,434	162,434
Dividends to stockholder	—	—	(44,375)	(44,375)
Other changes, net	—	—	956	956
Balance, December 31, 2007	1,000	5,000	3,699,965	3,705,965

Net income (loss)	—	—	295,051	295,051
Change in net deferred income tax	—	—	5,933	5,933
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($344,072))	—	—	(835,287)	(835,287)
Net change in nonadmitted assets and related items	—	—	(12,446)	(12,446)
Change in asset valuation reserve	—	—	159,748	159,748
Change in additional minimum pension liability over unrecognized prior service cost	—	—	(16,980)	(16,980)
Balance, December 31, 2008	$1,000	$5,000	$3,295,984	$3,301,984

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year ended December 31
	2008	2007	2006
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$367,260	$372,885	$381,876
Net investment income received	380,520	443,089	347,345
Benefits paid	(441,094)	(549,812)	(480,249)
Net transfers from (to) separate accounts	41,636	40,425	39,254
Commissions and expense paid	(105,055)	(23,692)	(83,838)
Dividends paid to policyholders	(58,350)	(57,967)	(57,347)
Federal income taxes recovered (paid)	(77,363)	(72,477)	(59,876)
Other, net	74,122	—	—
Net cash from operations	181,676	152,451	87,165

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	1,371,226	3,672,971	2,928,114
Preferred and common stocks	1,090,291	934,338	660,888
Mortgage loans	6,548	3,027	20,592
Real estate	8,380	7,925	94,903
Other invested assets	42,033	139,091	92,983
Net gains (losses) on cash, cash equivalents and short-term investments	4	81	24
Miscellaneous proceeds	—	850	163
Net proceeds from investments sold, matured or repaid	2,518,482	4,758,283	3,797,667

Cost of investments acquired:
Debt securities	(1,506,112)	(3,446,280)	(3,288,681)
Preferred and common stocks	(933,130)	(1,049,524)	(768,097)
Mortgage loans	(275)	—	—
Real estate	(2,158)	(271)	(25,261)
Other invested assets	(90,456)	(287,399)	(100,519)
Miscellaneous applications	(676)	(7,152)	(2,651)
Total cost of investments acquired	(2,532,807)	(4,790,626)	(4,185,209)

Net change in policy and other loans	(1,867)	(2,133)	(555)
Net cash from (for) investments	(16,192)	(34,476)	(388,097)

Cash from Financing and Miscellaneous Sources:
Borrowed money	74,667	(22,918)	(6,699)
Net deposits on deposit-type contract funds and other insurance liabilities	(3,083)	(2,807)	(2,944)
Dividends paid to stockholder	—	(58,750)	—
Other cash provided (applied)	(186,611)	(92,525)	348,515
Net cash from (for) financing and miscellaneous sources	(115,027)	(177,000)	338,872

Net change in cash, cash equivalents and short-term investments	50,457	(59,025)	37,940
Cash, cash equivalents and short-term investments:
Beginning of year	119,693	178,718	140,778
End of year	$170,150	$119,693	$178,718

Cash flow information for non-cash transactions:
Capital contribution to Western-Southern Life Assurance Company in:
the form of debt securities	$120,761	$—	$—
the form of common stock	75,000	—	—
Capital contribution to Integrity Life Insurance Company in:
the form of debt securities	35,644	—	—
the form of common stock	18,528	—	—
Dividend income received from Columbus Life Insurance Company in the form of debt securities	23,735	—	—

See accompanying notes.

5

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2008

1.  Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a home service insurance company that offers individual traditional and whole life insurance policies.  The Company is licensed in 43 states and the District of Columbia.  For the year ended December 31, 2008, approximately 69% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania.  The Company is domiciled in Ohio.  The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio.  Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company.  Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly-owned subsidiary.  The Company wholly owns the following insurance entities:  Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity).  Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block).  Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, and other invested assets.  Invested assets of $2,436.5 million and $2,489.6 million were allocated to the Closed Block as of December 31, 2008 and 2007, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company.  The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.  These practices differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted fair value. If high credit quality securities are adjusted, the retrospective method is used.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

The Company monitors investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

•                  for equity securities and debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, interest related declines in fair value are evaluated in a manner consistent with credit related declines in fair value.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, the intangible pension asset and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business.  Changes to those amounts are

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.  Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently eligible also would be included.  In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not realizable.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with statutory accounting practices (SAP) to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2008	2007
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,301,984	$3,705,965
Deferred policy acquisition costs	342,721	229,528
Policy reserves	88,688	80,649
Asset valuation and interest maintenance reserves	59,963	226,639
Unrecognized benefit plan adjustments	(2,038)	(374,532)
Employee benefits	(103,302)	394,844
Income taxes	(75,691)	(165,115)
Net unrealized on available-for-sale securities	(211,322)	82,820
Subsidiary equity	(310,381)	471,536
Policyholder dividend obligation	(25,633)	(147,206)
Subsidiary reinsurance recoverable	125,094	195,441
Other, net	3,104	33,173
Stockholder’s equity, GAAP basis	$3,193,187	$4,733,742

	2008	2007	2006
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$295,051	$264,345	$154,048
Deferred policy acquisition costs	(14,198)	(3,444)	1,611
Policy reserves	5,819	(2,153)	526
Employee benefit income	1,096	2,766	921
Income taxes	33,507	16,381	(5,962)
Interest maintenance reserve	(6,928)	(10,789)	(15,270)
SAP vs. GAAP subsidiary income	(141,219)	139,933	142,689
Private equity adjustments	(5,507)	(1,839)	(3,228)
Recapture fee from elimination of MODCO reinsurance	(74,122)	—	—
Dividends from subsidiaries	(62,000)	(80,000)	—
Other, net	(26,485)	5,006	3,814
Net income (loss), GAAP basis	$5,014	$330,206	$279,149

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Non-affiliated common stocks are reported at fair value as determined by the Securities Valuation Office (SVO) of the NAIC and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value as determined by the SVO and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on non-affiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity.  The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in capital and surplus.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Changes in admitted asset carrying amounts of debt securities, non-redeemable preferred stocks, non-affiliated common stocks and mortgage loans are credited or charged directly to capital and surplus.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method.  The following mortality tables and interest rates are used:

	Percentage of Reserves
	2008	2007
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% — 3-1/2%	12%	12%
1941 Standard Industrial, 2-1/2% — 3-1/2%	15	16
1958 Commissioners Standard Ordinary, 2-1/2% — 6%	28	29
1980 Commissioners Standard Ordinary, 4% — 5-1/2%	34	33
2001 Commissioners Standard Ordinary, 4-1/2%	2	1
Other, 2-1/2% — 6%	6	6
	97	97
Other benefits (including annuities):
Various, 2-1/2% — 8-1/4%	3	3
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2008 and 2007, reserves of $46.1 million and $52.1 million, respectively, were recorded on inforce amounts of $1,996.7 million and $2,090.8 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.  The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors.  The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2008 and 2007.   The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis.  These estimates are subject to the effects of trends in claim severity and frequency.  Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money and Interest

The Company has entered into dollar-roll reverse repurchase agreements.  The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company’s balance sheets.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money and interest on the balance sheets.  The Company’s total admitted assets subject to these agreements were $73.7 million and $2.3 million at December 31, 2008 and 2007, respectively.  The collateral held for these transactions was $77.0 million and $2.3 million at December 31, 2008 and 2007, respectively.

Securities Lending

The Company loaned $196.1 million and $434.0 million of various US Treasury, corporate bonds, preferred stock and common stock as part of a securities lending program administered by The Bank of New York Mellon as of December 31, 2008 and 2007, respectively.  The Company requires at the initial transaction that the fair value of the collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100% in accordance with Statement of Statutory Accounting Principles 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in debt securities and short-term investments with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  At December 31, 2008, the collateral for all securities on loan could be requested to be returned on demand by the borrower.  At December 31, 2008, the fair value of the total collateral is $199.0 million, of which $129.0 million is unrestricted and $70.0 million is restricted.  The collateral is primarily held in cash equivalents and investment grade debt securities.  At December 31, 2007, the fair value of the total collateral was $445.5 million, of which $238.7 million was unrestricted and $206.8 million was restricted.  At December 31, 2007, the collateral was held primarily in investment grade debt securities.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets.  The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.  The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries.  The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement.  Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies.  The Company pays all federal income taxes due for all members of the group.  The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis.  The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized.  The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation.  That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

For the year beginning January 1, 2009, the Company will adopt Statement of Statutory Accounting Principles 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments (SSAP 98).  SSAP 98 amends SSAP 43, Loan-backed and Structured Securities, by establishing guidance that requires loan-backed and structured securities determined to be other than temporarily impaired to be written down to fair value.  This is a change from previous guidance which did not require loan-backed and structured securities to be written down unless the undiscounted anticipated cash flows were determined to be less than the carrying amount of the investment.  The adoption of SSAP 98 is prospective.

For the year beginning January 1, 2009, the Company will adopt Statement of Statutory Accounting Principles 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).   SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for bonds and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2008 financial statement presentation.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from third-party pricing services or are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$60,981	$6,392	$—	$67,373
Debt securities issued by states of the U.S. and political subdivisions of the states	26,056	47	(1,028)	25,075
Corporate securities/asset-backed securities	2,395,843	75,778	(184,932)	2,286,689
Mortgage-backed securities	593,792	7,636	(88,777)	512,651
Total	$3,076,672	$89,853	$(274,737)	$2,891,788

At December 31, 2007:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$65,215	$4,087	$(52)	$69,250
Debt securities issued by states of the U.S. and political subdivisions of the states	34,493	71	(130)	34,434
Corporate securities/asset-backed securities	2,433,284	115,409	(27,260)	2,521,433
Mortgage-backed securities	558,577	6,466	(10,837)	554,206
Total	$3,091,569	$126,033	$(38,279)	$3,179,323

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

At December 31, 2008 and 2007, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $97.9 million and $81.4 million, respectively, and an aggregate fair value of $79.1 million and $89.2 million, respectively. Such holdings amounted to 3.2% and 2.6%, respectively, of the Company’s investments in debt securities and 1.3% and 0.9%, respectively, of the Company’s total admitted assets as of December 31, 2008 and 2007.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(853)	9,722	(175)	2,825
Corporate securities/asset-backed securities	(105,050)	878,192	(79,882)	306,194
Mortgage-backed securities	(29,685)	188,638	(59,092)	183,027
Total	$(135,588)	$1,076,552	$(139,149)	$492,046

Preferred stocks	$(12,683)	$42,448	$(17,153)	$39,662
Common stocks, unaffiliated	$(129,817)	$401,940	$(33,609)	$41,819

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than or Equal To 12 Months		Unrealized Losses Greater Than 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2007:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$(52)	$2,550	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(8)	8,567	(122)	2,879
Corporate securities/asset-backed securities	(19,858)	530,942	(7,402)	179,003
Mortgage-backed securities	(8,501)	254,623	(2,336)	89,806
Total	$(28,419)	$796,682	$(9,860)	$271,688

Preferred stocks	$(4,622)	$49,165	$(769)	$10,558
Common stocks, unaffiliated	$(53,023)	$457,821	$—	$—

Investments that are impaired at December 31, 2008 and 2007, for which other-than- temporary impairments have not been recognized, consist mainly of corporate debt securities, asset-backed securities and unaffiliated common stocks.  The impairment of these securities has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery with respect to credit-related declines in fair value.  The aggregated unrealized loss is approximately 18.3% and 6.1% of the carrying value of these securities at December 31, 2008 and 2007, respectively.  At December 31, 2008, there were a total of 506 securities held that are considered temporarily impaired, 160 of which have been impaired for 12 months or longer.  At December 31, 2007, there were a total of 355 securities held that are considered temporarily impaired, 69 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $103.0 million, $35.9 million and $4.5 million for the years ended December 31, 2008, 2007 and 2006, respectively.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2008, by contractual maturity, is as follows:

	Cost or
	Amortized
	Cost	Fair Value
	(in thousands)
Years to maturity:
One or less	$40,058	$40,400
After one through five	358,513	353,367
After five through ten	533,939	498,612
After ten	1,550,370	1,486,758
Mortgage-backed securities	593,792	512,651
Total	$3,076,672	$2,891,788

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2008, 2007 and 2006 were $789.8 million, $3,270.6 million, and $2,477.8 million; gross gains of $5.8 million, $6.9 million, and $20.9 million and gross losses of $6.0 million, $15.9 million, and $20.2 million were realized on these sales in 2008, 2007 and 2006, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2008	2007	2006
	(in thousands)
Realized capital gains (losses)	$83,267	$97,583	$115,425
Less amount transferred to IMR (net of related taxes (benefits) of ($1,225) in 2008, ($2,109) in 2007 and ($3,496) in 2006)	(2,275)	(3,917)	(6,493)
Less federal income tax expense (benefit) of realized capital gains	23,818	47,611	32,808
Net realized capital gains (losses)	$61,724	$53,889	$89,110

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Unrealized gains and losses on investments in common stocks and non-affiliated common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income.  The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

		Gross	Gross
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(in thousands)
At December 31, 2008:
Preferred stocks	$131,802	$807	$(29,836)	$102,773

Common stocks, unaffiliated	$799,156	$425,060	$(163,426)	$1,060,790
Common stocks of subsidiaries and affiliates	1,342,221	314,311	(95,032)	1,561,500
	$2,141,377	$739,371	$(258,458)	$2,622,290

At December 31, 2007:
Preferred stocks	$104,875	$1,323	$(5,391)	$100,807

Common stocks, unaffiliated	$1,057,073	$1,189,020	$(53,023)	$2,193,069
Common stocks of subsidiaries and affiliates	1,001,197	482,360	(2,888)	1,480,670
	$2,058,270	$1,671,380	$(55,911)	$3,673,739

Proceeds from the sales of investments in equity securities during 2008, 2007 and 2006 were $1,046.2 million, $902.8 million, and $550.3 million; gross gains of $245.5 million, $124.5, and $81.7 million and gross losses of $125.8 million, $38.7 million, and $18.4 million were realized on these sales in 2008, 2007 and 2006, respectively.

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2008	2007	2006
	(in thousands)

Debt securities	$190,830	$205,822	$192,742
Equity securities	129,017	177,149	75,093
Mortgage loans	3,681	3,654	6,012
Real estate	21,310	22,835	22,848
Policy loans	10,581	10,342	10,168
Cash, cash equivalents and short-term investments	6,913	11,574	17,855
Other invested assets	38,374	60,760	48,521
Other	5,849	1,951	2,615
Gross investment income	406,555	494,087	375,854
Investment expenses	22,393	24,572	26,516
Net investment income	$384,162	$469,515	$349,338

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2008, 39.8% of such mortgages ($18.7 million) involved properties located in Ohio and Florida.  Such investments consist of first mortgage liens on completed income producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $14.3 million.  During 2008, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage does not exceed 80%.

At December 31, 2008, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2008, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2008, 2007 and 2006 were $8.4 million, $7.9 million and $94.9 million, respectively; gross gains of $0.0 million, $0.7 million and $50.4 million were realized on those sales during 2008, 2007 and 2006, respectively.  No gross losses were realized on the sales of real estate in 2008, 2007 and 2006.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value in accordance with FAS 107, Disclosures about Fair Value of Financial Instruments (“FAS 107”). The Company follows FAS 157, Fair Value Measurements (“FAS 157), measurement principles in determining FAS 107 fair value disclosure amounts. Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

FAS 157 defines fair value as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on a hierarchy defined by FAS 157 that prioritizes inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt and Equity Securities

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and private equity investments. The fair values of these assets have been determined using the same methodologies outlined above for debt and equity securities.

Reserves

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

Borrowed Money and Securities Lending Liability

The liabilities represent the Company’s obligation to return collateral related to dollar-roll reverse repurchase and securities lending transactions.  These liabilities are short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Assets and liabilities measured at fair value on a recurring basis at December 31, 2008 are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Assets
Common stocks, unaffiliated	$1,060,790	$1,060,790	$—	$—
Separate account assets	602,406	326,208	171,562	104,636
Total assets	$1,663,196	$1,386,998	$171,562	$104,636

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2008, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/UnrealizedGains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Related to
	January 1, 2008	Net Income	Surplus	Other	and Settlements	In (Out) of Level 3	December 31, 2008	Positions Still Held
	(in thousands)
Assets
Separate account assets	$113,835	$—	$—	$(11,263)	$2,064	$—	$104,636	$—

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2008.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2008		December 31, 2007
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$3,076,672	$2,891,788	$3,091,569	$3,179,323
Preferred stocks	131,802	102,773	104,875	100,807
Unaffiliated common stocks	1,060,790	1,060,790	2,193,069	2,193,069
Mortgage loans	46,599	46,256	53,273	55,819
Cash, cash equivalents and short-term investments	170,150	170,150	119,693	119,693
Separate account assets	602,406	602,406	826,556	826,556

Liabilities:
Borrowed money and securities lending liability	207,245	207,245	242,735	242,735

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.   Related Party Transactions

Intercompany fees for management services to WSLAC and Columbus Life, both wholly-owned subsidiaries, included in net income of the Company were $68.5 million, $67.6 million and $57.3 million, and $5.6 million, $7.1 million and $6.2 million in 2008, 2007 and 2006, respectively.

The Company received payments of principal and interest under mortgage financing arrangements in the amount of $19.0 million, $20.1 million and $26.5 million in 2008, 2007 and 2006, respectively, on behalf of certain partnerships in which the Company has an equity interest. The principal balance of the mortgage financing arrangements was $217.2 million and $185.6 million at December 31, 2008 and 2007, respectively.

At December 31, 2008 and 2007, the Company had $111.9 million and $209.9 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

During 2008, the Company made capital contributions of $269.9 million to WSLAC. The capital contributions consisted of $75.0 million in common stocks at fair value, which were contributed on October 23, 2008, $74.1 million of cash, which was contributed on October 31, 2008, and $120.8 million of debt securities at fair value, which were contributed on December 22, 2008.

During 2008, the Company made capital contributions of $102.1 million to Integrity.  The capital contributions consisted of $20.0 million in cash, which was contributed on June 30, 2008, $18.5 million in common stocks at fair value, which were contributed on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were contributed on December 29, 2008.  On December 30, 2008, the Company accrued an $8.0 million capital contribution to be paid in cash to Integrity.  The cash was contributed on January 20, 2009.

On December 11, 2008, the Company received a dividend of $50.0 million from Columbus Life.  The dividend consisted of $23.7 million in debt securities at fair value and $26.3 million in cash.  The dividend was extraordinary, which means that it required prior approval from the Department.  On December 26, 2007, the Company received a dividend of $50.0 million from Columbus Life in the form of cash.  A portion of this dividend, $25.7 million, was extraordinary.

On December 28, 2007, the Company received a dividend of $30.0 million from WSLAC.  The Company also accrued a dividend of $12.0 million from WSLAC on December 28, 2007.  This dividend was received on January 3, 2008.  Both dividends were in the form of cash.

On July 30 and December 28, 2007, the Company paid dividends to its parent, Western & Southern Financial Group, Inc., in the amounts of $14.4 million and $30.0 million, respectively.  The dividends were in the form of cash.

The Company has entered into multiple reinsurance agreements with affiliated entities.  See Note 5 for further description.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Prior to October 31, 2008, the Company had two modified coinsurance (MODCO) agreements with its subsidiary, WSLAC, whereby the Company assumed certain universal life business issued by its subsidiary prior to 2004.  Under the terms of the agreements, the subsidiary retained the reserves and the related assets of this business. The Company recorded, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

On October 31, 2008, the two aforementioned MODCO agreements covering universal life products written by the Company’s subsidiary, WSLAC, were terminated by the ceding company.  In connection with the transfer to WSLAC of the obligation to support the risk of these policies, $776.0 million was recorded in both the reserve adjustments from elimination of MODCO reinsurance agreement and in the change in reserve from elimination of MODCO reinsurance agreement lines on the statements of operations.  One of the agreements provided that a recapture fee, calculated in the amount of $74.1 million, be paid to the Company from WSLAC.  The recapture fee was received by the Company on October 31, 2008, and is recorded in the recapture fee from elimination of MODCO reinsurance agreement line on the statements of operations.

The Company also has a MODCO coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life.  Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company.  Life and accident and health reserves ceded from the Company to Columbus Life totaled $701.6 million and $729.9 million at December 31, 2008 and 2007, respectively.

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company.  This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $18.2 million and $19.8 million at December 31, 2008 and 2007, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from non-affiliated reinsurers.  Life reserves ceded from Lafayette Life to the Company under this agreement totaled $1.0 million and $1.0 million at December 31, 2008 and 2007, respectively.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2008	2007	2006
	(in thousands)
Direct premiums	$292,948	$296,303	$297,287
Assumed premiums:
Affiliated	80,617	84,426	94,808
Non-affiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(9,613)	(10,131)	(9,750)
Net premiums	$363,952	$370,598	$382,345

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

	2008	2007	2006
	(in thousands)
Benefits paid or provided:
Non-affiliates	$5,739	$7,683	$2,044
Policy and contract liabilities:
Affiliated	696,616	724,158	750,276
Non-affiliates	4,386	7,110	7,609

During 2008, 2007, and 2006, the Company did not write off any reinsurance balances as a charge to operations.

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business.  No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.  The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  At December 31, 2008, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.   The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in capital and surplus at December 31, 2008, if all reinsurance agreements were cancelled.

6. Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due (to) from the subsidiaries for federal income taxes were $(113.7) million and $2.4 million at December 31, 2008 and 2007, respectively.  The tax years of 2008, 2007, 2006 and 2005 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2008, in the event of future net losses is $48.9 million, $71.0 million, and $67.6 million from 2008, 2007, and 2006, respectively.

The change in net deferred income taxes is comprised of the following:

	December 31
	2008	2007	Change
	(in thousands)
Total deferred tax assets	$344,653	$258,653	$86,000
Total deferred tax liabilities	(250,699)	(514,704)	264,005
Net deferred tax asset (liability)	$93,954	$(256,051)	350,005
Less tax (expense) benefit from unrealized gains or losses			344,072
Change in net deferred income taxes			$5,933

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred for the years ended December 31, consist of the following major components:

	2008	2007	2006
	(in thousands)
Federal income tax expense on operating income	$25,117	$20,109	$25,484
Federal income tax expense (benefit) on capital gains	23,818	47,611	32,808
Tax credits	(39)	(39)	(392)
Change in tax contingency reserves	—	(29,500)	—
Prior year under (over) accrual	(4,578)	9,716	7,186
Current income taxes	$44,318	$47,897	$65,086

The main components of the deferred tax amounts at December 31 are as follows:

	2008	2007
	(in thousands)
Deferred tax assets:
Reserves	$77,728	$86,191
Deferred acquisition costs	36,329	46,744
Benefit for employees and agents	123,723	117,611
Stocks/debt securities/short-term investments	97,124	—
Other	9,749	8,107
Total deferred tax assets	344,653	258,653

Nonadmitted deferred tax assets	—	—
Admitted deferred tax assets	344,653	258,653

Deferred tax liabilities:
Stocks/debt securities	221,704	456,014
Other invested assets	2,316	28,767
Other	26,679	29,923
Total deferred tax liabilities	250,699	514,704

Net admitted deferred income tax assets (liabilities)	$93,954	$(256,051)

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2008	Tax Rate	2007	Tax Rate	2006	Tax Rate
Provision computed at statutory rate	$88,839	35.00%	$73,760	35.00%	$34,026	35.00%
Dividends received deduction	(28,225)	(11.12)	(51,392)	(24.39)	(10,344)	(10.64)
Tax credits	(309)	(0.12)	(193)	(0.09)	(563)	(0.58)
Other invested assets	(7,462)	(2.94)	(626)	(0.30)	(10,420)	(10.72)
Additional minimum pension liability	(9,814)	(3.87)	—	—	—	—
Change in tax contingency reserves	(7,880)	(3.10)	(29,500)	(14.00)	—	—
Security transfer	(23,864)	(9.40)	—	—	—	—
Other	(2,044)	(0.81)	(8,299)	(3.93)	(2,570)	(2.64)
Total	$9,241	3.64%	$(16,250)	(7.71)%	$10,129	10.42%

Federal income taxes incurred	$20,500	8.08%	$286	0.14%	$32,278	33.20%
Change in net deferred income taxes*	(11,259)	(4.44)	(16,536)	(7.85)	(22,149)	(22.78)
Total statutory income taxes	$9,241	3.64%	$(16,250)	(7.71)%	$10,129	10.42%

*Excludes change in net deferred income taxes on certain realized gains/losses of $5,326, $(15,885) and $7,591 for the years ended December 31, 2008, 2007 and 2006, respectively.

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2008 and 2007, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2009, the Company has $330.1 million available for payment of dividends based on capital and surplus of $3,301.0 million at December 31, 2008, as no dividends were paid in 2008.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2008, the Company does not have any material lease agreements as a lessee for office space or equipment.

The Company has future commitments to provide additional capital contributions of $295.6 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2008, the Company’s annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)

At book value without adjustment (with minimal or no charge or adjustment)	$409,089	39.9%
Not subject to discretionary withdrawal	616,422	60.1
Total annuity reserves and deposit fund liabilities (before reinsurance)	1,025,511	100.0%
Less reinsurance ceded	169,186
Net annuity reserves and deposit fund liabilities	$856,325

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives.  In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.

Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2008	2007	2008	2007
	(in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$678,962	$667,251	$227,627	$222,914
Service cost	12,633	14,494	5,924	8,954
Interest cost	40,102	38,620	11,243	13,283
Medicare Part D payments received	—	—	1,680	1,703
Contribution by plan participants	—	—	2,356	2,214
Actuarial (gain) loss	(8,257)	(1,816)	(41,812)	(6,362)
Benefits paid	(40,732)	(39,587)	(14,521)	(15,079)
Plan amendments	221	—	—	—
Benefit obligation at end of year	$682,929	$678,962	$192,497	$227,627

Change in plan assets:
Fair value of plan assets at beginning of year	$826,556	$841,255	$—	$—
Actual return on plan assets	(184,529)	24,888	—	—
Employer contribution	—	—	10,485	11,162
Plan participants’ contributions	—	—	2,356	2,214
Medicare Part D payments received	—	—	1,680	1,703
Benefits paid	(40,732)	(39,587)	(14,521)	(15,079)
Fair value of plan assets at end of year	$601,295	$826,556	$—	$—

Funded status:
(Unfunded) overfunded obligation	$(81,634)	$147,594	$(192,497)	$(227,627)
Unamortized prior service cost	11,059	12,424	(33,002)	(35,874)
Unrecognized net (gain) or loss	593,054	368,836	(3,971)	37,802
Prepaid assets* (accrued liabilities)	$522,479	$528,854	$(229,470)	$(225,699)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$629,334	$597,428	$192,497	$227,627

Benefit obligation for non-vested employees:
Projected pension obligation	$5,660	$5,862	$—	$—
Accumulated benefit obligation	$3,418	$4,090	$—	$—

* Indicates non-admitted

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

	Pension Benefits
	2008	2007	2006
Components of net periodic benefit cost:
Service cost	$12,633	$14,494	$15,686
Interest cost	40,102	38,620	37,638
Expected return on plan assets	(72,226)	(70,849)	(71,131)
Amount of recognized gains and losses	24,279	24,818	26,410
Amount of prior service cost recognized	1,586	1,565	1,565
Total net periodic benefit cost (benefit)	$6,374	$8,648	$10,168

	Postretirement Medical
	2008	2007	2006
Components of net periodic benefit cost:
Service cost	$5,924	$8,954	$11,209
Interest cost	11,243	13,283	13,471
Amount of recognized gains and losses	(40)	1,855	2,142
Amount of prior service cost recognized	(2,872)	(2,872)	(1,481)
Total net periodic benefit cost (benefit)	$14,255	$21,220	$25,341

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2008	2007	2008	2007

Weighted average discount rate	6.00%	6.00%	6.00%	6.00%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	8.50%	8.50%	N/A	N/A

Weighted-average assumptions used to determine net periodic benefit obligation for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2008	2007	2008	2007

Weighted average discount rate	6.25%	6.00%	6.25%	6.00%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

The Company has recognized an additional minimum pension liability of $28.0 million at December 31, 2008.  The Company had no additional minimum pension liability at December 31, 2007.  The amount included in unassigned funds (surplus) at December 31, 2008, arising from a change in the additional minimum pension liability recognized was $17.0 million, representing the excess of the additional minimum liability over the unamortized prior service cost at December 31, 2008.

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets.  Historical returns are determined by asset class.  The historical relationships between equities, fixed income securities, and other assets are reviewed.  The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return.  The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2008 and 2007, and the target allocation for 2009 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2009	2008	2007
Asset category:
Equity securities	55%	54%	61%
Fixed income securities	40	26	23
Short-term investments	—	—	—
Other	5	20	16
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition.  The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline.  Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level.  Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance.  Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

For measurement purposes of the postretirement benefit obligation, a 6.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2008.  The rate was assumed to decrease gradually to 4.75% for 2011 and remain at that level thereafter.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2008, by $20.5 million and $(17.6) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2008 by $2.0 million and $(1.7) million, respectively.

The Company made contributions to the postretirement medical plan of $12.2 million in 2008 and expects to contribute $186.3 million between 2009 and 2018, inclusive.  The Company received $1.7 million of subsidies in 2008 and expects to receive $23.3 million of subsidies between 2009 and 2018, inclusive, related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2008 and 2007, the pension plan had $83.3 million and $71.3 million, respectively, invested in Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2008, future benefit payments for the pension plan are expected as follows (in millions):

2009:	$40.4
2010:	40.8
2011:	41.5
2012:	42.5
2013:	43.6
Five years thereafter:	$236.1

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2009:	$15.2
2010:	15.7
2011:	16.1
2012:	16.1
2013:	16.3
Five years thereafter:	$83.5

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company does not expect to make contributions to the pension plan during 2009.  The Company expects to contribute approximately $15.2 million during 2008 to its postretirement medical plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees.  This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).  The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year.  Total Company contributions to the defined contribution plan were $1.3 million, $3.1 million, and $2.9 million for 2008, 2007 and 2006, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2008, were as follows:

	Gross	Net of Loading
	(in thousands)

Ordinary new business	$8,480	$521
Ordinary renewal	79,770	54,509
Accident and health renewal	184	46
Assumed investment type contracts	14	14
Total	$88,448	$55,090

41

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2008

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt Securities

Bonds:
United States government and government agencies and authorities	$70,203	$77,569	$70,203
States, municipalities and political subdivisions	249,945	255,363	249,945
Foreign governments	—	—	—
Public utilities	506,133	494,448	506,133
All other corporate bonds	2,242,944	2,056,962	2,242,944
Preferred stocks	129,400	100,371	129,400
Total fixed maturities	3,198,625	2,984,713	3,198,625

Equity securities
Common stocks:
Public utilities	5,769	5,245	5,245
Banks, trust and insurance	133,128	503,334	503,334
Industrial, miscellaneous and all other	660,259	552,211	552,211
Total equity securities	799,156	1,060,790	1,060,790

Mortgage loans on real estate	46,599		46,599
Real estate	65,323		65,323
Policy loans	162,874		162,874
Other long-term investments	89,559		89,559
Cash, cash equivalents and short-term investments	170,150		170,150
Total investments	$4,532,286		$4,793,920

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

43

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written

Year ended December 31, 2008
Individual life	$2,474,741	$—	$23,373	$323,797	$199,307	$322,374	$91,537
Individual health	259,839	3,059	3,944	33,748	18,957	13,475	16,145	$33,767
Group life and health	114,553	—	724	3,135	3,062	6,846	169	—
Annuity	12,949	—	12,348	3,286	912	139,659	965
Corporate and other	—	—	—	—	161,924	—	33,250
	$2,862,082	$3,059	$40,389	$363,966	$384,162	$482,354	$142,066

Year ended December 31, 2007
Individual life	$2,453,410	$—	$31,458	$332,624	$212,027	$331,198	$90,803
Individual health	267,316	3,015	4,131	33,986	20,183	32,729	15,239	$33,989
Group life and health	112,365	—	1,104	3,128	1,806	5,222	164	—
Annuity	14,630	—	12,783	860	1,005	250,765	927
Corporate and other	—	—	—	—	234,494	—	44,481
	$2,847,721	$3,015	$49,476	$370,598	$469,515	$619,914	$151,614

Year ended December 31, 2006
Individual life	$2,427,769	$—	$27,812	$340,572	$206,440	$331,249	$94,431
Individual health	256,046	2,974	3,864	34,444	19,478	38,447	15,862	$34,438
Group life and health	111,511	—	527	3,454	1,727	6,124	198	—
Annuity	16,105	—	14,037	3,883	1,045	190,520	1,375
Corporate and other	—	—	—	—	120,648	—	44,225
	$2,811,431	$2,974	$46,240	$382,353	$349,338	$566,340	$156,091

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

44

The Western and Southern Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2008
Life insurance in force	$17,352,486	$2,675,810	$471,638	$15,148,314	3%
Premiums:
Individual life	$250,736	$4,380	$77,441	$323,797	24%
Individual health	38,982	5,233	—	33,749	—
Group life and health	3,135	—	—	3,135	—
Annuity	109	—	3,176	3,285	97%
	$292,962	$9,613	$80,617	$363,966	22%

Year ended December 31, 2007
Life insurance in force	$17,719,397	$3,240,782	$14,383,528	$28,862,143	50%
Premiums:
Individual life	$253,686	$4,758	$83,696	$332,624	25%
Individual health	39,359	5,373	—	33,986	—
Group life and health	3,128	—	—	3,128	—
Annuity	130	—	730	860	85%
	$296,303	$10,131	$84,426	$370,598	23%

Year ended December 31, 2006
Life insurance in force	$17,912,837	$3,454,695	$15,309,216	$29,767,358	51%
Premiums:
Individual life	$254,180	$4,839	$91,230	$340,571	27%
Individual health	39,356	4,911	—	34,445	—
Group life and health	3,454	—	—	3,454	—
Annuity	305	—	3,578	3,883	92%
	$297,295	$9,750	$94,808	$382,353	25%

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PART C - Other Information

Item 24.                     Financial Statements and Exhibits

(a)          Financial Statements included in Part A:

Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

Separate Account I of Integrity Life Insurance Company:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2008

Statements of Operations for the Year Ended December 31, 2008

Statements of Changes in Net Assets for the Years Ended December 31, 2008 and 2007

Notes to Financial Statements

Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2008 and 2007

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2008 and 2007

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2008, 2007 and 2006

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

The following exhibits are filed herewith or incorporated by reference as indicated:

1.              Resolutions of the Board of Directors of Integrity Life Insurance Company (Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 15 to registration statement on Form N-4 (File No. 333-44876) filed on November 7, 2008.

2.              Not applicable.

3.

a.        Selling/General Agent Agreement between Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

b.       Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated January 1, 2006.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

4.

a.        Variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

b.       Guaranteed Minimum Accumulation Benefit Rider.  Incorporated by reference to Exhibit 99.4(H) to Registrant’s Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 033-51268), filed February 17, 2006.

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c.        Guaranteed Minimum Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(C) to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

d.       Individual Guaranteed Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

e.        Spousal Guaranteed Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(E) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

5.              Application.  Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

6.

a.              Certificate of Incorporation of Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

b.             By-Laws of Integrity.  Incorporated by reference to Exhibit 99.6(B) to Registrant’s Post-Effective Amendment No. 11 to registration statement on Form N-4 (File No. 333-44876) filed on July 19, 2006.

7.

a.              Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference to Exhibit 99.7(A) to Registrant’s Post Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56654), filed on May 1, 1996.

b.             Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 34 on Form N-4 (File No. 033-56654), filed on April 24, 2009.

c.              Reinsurance Agreement between Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999  and May 1, 2000  to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 34 on Form N-4 (File No. 033-56654), filed on April 24, 2009.

8.

a.              Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity, dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

b.             Amendment #1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity, dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

c.              Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

d.             Rule 22C-2 Agreement between Fidelity Distributors Corporation and Integrity dated March 26, 2007.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

e.              Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated January 6, 2003.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 25 registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

f.                Amendment #3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

g.             Amendment #4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and Integrity dated November 29, 2007.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 14

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to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

h.             Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and Integrity dated April 24, 2009.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268) filed on April 24, 2009.

i.                 Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and Integrity dated April 24, 2009.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268) filed on April 24, 2009.

j.                 Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors LLC and Integrity.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

k.              Selling Agreement between Allianz Global Investors Distributors LLC and Integrity.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

l.                 Services Agreement between Pacific Investment Management Company LLC and Integrity.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

m.           Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and Integrity.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

n.             Services Agreement between Rydex Distributors, Inc. and Integrity.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

o.             Administrative Services Agreement between PADCO Advisors II and Integrity.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 30 to registration statement on Form N-4 (File No. 033-56654) filed on December 5, 2007.

p.             Participation Agreement among Touchstone Variable Series Trust and Integrity dated April 30, 2001.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 033-56654) filed October 15, 2001.

q.             22c-2 Agreement between Touchstone Variable Series Trust and Integrity dated February 14, 2008.  Incorporated by reference to Exhibit 99.8(Q) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

r.                Shareholder Services Agreement between Touchstone Advisors, Inc. and Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

s.              Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and Integrity dated October 2, 1997.  Incorporated by reference to Exhibit 99.8(J) to Registrant’s Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

t.                22c-2 Agreement between DWS Scudder Distributors and Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(T) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

u.             Participation Agreement among The Universal Institutional Funds, Inc.,  Morgan Stanley  & Co., Inc., Morgan Stanley Investment Management, Incorporated and Integrity, dated January 2, 2003. Incorporated by reference to Exhibit 99.8(K) to Registrant’s Post-Effective Amendment No. 25 to registration statement on form N-4 (File No. 033-51268), filed February 17, 2006.

v.             22c-2 Agreement among The Universal Institutional Funds, Inc., Morgan Stanley  & Co., Incorporated, Morgan Stanley Investment Management, Inc. and Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(V) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

w.           Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

x.               Administrative Services Agreement between Morgan Stanley Investment Management Inc. and Integrity

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dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(X) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876), filed on April 23, 2008.

y.             Participation Agreement among Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated January 2, 2003.  Incorporated by reference to Exhibit 99.8(L) to Registrant’s Post-Effective Amendment No. 25 to registration statement on Form N-4 (File No. 033-51268), filed February 17, 2006.

z.               22c-2 Agreement between Van Kampen Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 14 to registration statement on Form N-4 (File No. 333-44876) filed on April 23, 2008.

aa.        Form of Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(AA) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268) filed on April 24, 2009.

bb.      Form of Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(BB) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268) filed on April 24, 2009.

cc.        Form of Agreement between Columbia Management Distributors, Inc. and Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(CC) to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268) filed on April 24, 2009.

9.               Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.         Consent of Independent Registered Public Accounting Firm, filed herewith.

11.         Not applicable.

12.         Not applicable.

13.        Powers of Attorney of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), dated September, 2008.  Incorporated by reference to Exhibit 99.13 to Registrant’s Post-Effective Amendment No. 32 to registration statement on Form N-4 (File No. 033-51268) filed on April 24, 2009.

14.        Guarantee from WSLIC to the policy holders of Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51268) filed on February 12, 2007.

Item 25.                     Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor, are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
John R. Lindholm(2)	Director
Robert L. Walker	Director
William J. Williams	Director
Donald J. Wuebbling	Director

Officers:

John F. Barrett	Director, Chairman of the Board
Jill T. McGruder	Director, President and Chief Executive Officer
Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Clint D. Gibler	Senior Vice President and Chief Information Officer
Edward J. Haines(1)	Senior Vice President
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark Caner	Senior Vice President

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Scott W. Edblom	Vice President
Terrie A. Wiedenheft	Vice President
Floyd D. Buchannan	Vice President
Brian A. Eichhold	Vice President
Michael F. Furgiuele(3)	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Comptroller
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance	Vice President and Treasurer
Patty J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
M. Lisa Cooper	Product Compliance Officer
Marvin J. Cox, Jr.	Manager, New Business
Michael W. Collier	Manager, Financial Services
Edward J. Babbitt	Director, Secretary
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon A. Cummings(1)	Licensing Officer
Brenda L. Baker(1)	Manager, Licensing
Cynthia A. Lyons	Manager, Annuity Operations

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 101 South Fifth Street, Suite 3130 Louisville, KY 40202

(3) Principal Business Address: 301 Merritt 7, Norwalk, Connecticut 06851

Item 26.                     Persons Controlled by or Under Common Control with Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
303 Broadway QCS, LLC	Ohio	LLC	100% owned by The Western and Southern Life Insurance Company (WSLIC)	owns/operates real estate
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
AMLIWS Summit Ridge, LLC	Missouri	LLC	74% owned by WSLIC, 1% owned by Eagle	owns/operates real estate
Autumn Village Apartments, LLC	Georgia	LLC	100% owned by Country Place Associates	real estate ownership entities
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA)	private equity fund management
BVP NEO, LLC	Ohio	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Capital Analysts Agency, Inc.	Texas	Corporation	100% owned by an individual under contract	general insurance agency

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Affiliate	State	Entity	Ownership	Type of Business
with Capital Analysts Incorporated
Capital Analysts Incorporated	Delaware	Corporation	100% owned by Columbus Life Insurance Company (CLIC)	broker-dealer and investment advisor
Capital Analysts Insurance Agency, Inc.	Massachusetts	Corporation	100% owned by Capital Analysts Incorporated	general insurance agency
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	ownership in real estate entity
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	owns/operates real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	owns/operates real estate
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	LP	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by Columbus Life Insurance Company	insurance agency
Columbus Life Insurance Company	Ohio	Corporation	100% owned by WSLIC	Insurance company
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% owned by ERI	owns/operates real estate
Courtyard Nursing Care, LLC.	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC and investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	100% owned by FWIA	managing partner for numerous private equity funds
Fort Washington Fixed Income Alpha LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	private fixed income fund.
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund

6

INT Sep Acct I-AnnuiChoice/Pinnacleplus	April 2009

Affiliate	State	Entity	Ownership	Type of Business
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI-B, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	LP	General Partner is FWPEO II GP, LLC and WSLIC is an investor	private equity fund
Fort Washington Savings Company	Ohio	Corporation	100% owned by WSLIC	bank
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the private equity funds
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the private equity funds
FWPEO II GP, LLC	Delaware	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	owns/operates real estate
GS Yorktown Apartments, LP	Delaware	LP	59% owned by YT Crossing Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
IFS Agency Services, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Agency, Inc.	Texas	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by Western-Southern Life Assurance Company (WSLAC)	develops and markets financial products
IFS Fund Distributors, Inc.	Delaware	Corporation	100% owned by IFS	registered broker dealer
IFS General Agency, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	general insurance agency
Insurance Profillment	Ohio	LLC	100% owned by WSLIC	insurance marketing

7

INT Sep Acct I-AnnuiChoice/Pinnacleplus	April 2009

Affiliate	State	Entity	Ownership	Type of Business
Solutions, LLC				services
IR Mall Associates, Ltd.	Florida	LP	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	LP	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% owned by ERI	owns/operates real estate
National Integrity Life Insurance Company	New York	Corporation	100% owned by ILIC	Insurance company
NEO Capital Fund, LP	Delaware	LP	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
North Pittsburgh Hotel LLC	Pennsylvania	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	LP	98% owned by WSLIC; 1% owned by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	Ohio	LP	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Fund, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	real estate ownership entities
Prairie Lakes Apartments, LLC	Indiana	LLC	65% total WS affiliated ownership (64% by Prairie Lakes Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entities
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Queen City Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate

8

INT Sep Acct I-AnnuiChoice/Pinnacleplus	April 2009

Affiliate	State	Entity	Ownership	Type of Business
Ridgegate Apartments Investor, LLC	Ohio	LLC	100% owned by Ridgegate Holdings, LLC	real estate ownership entities
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	55% total WS affiliated ownership (44% by Ridgegate Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.)	real estate ownership entities
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Seasons Health Care Limited Partnership	Ohio	LP	90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC	owns/operates real estate
ServerVault Corp.	Delaware	Corporation	50% owned by WSLIC	technology
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Shelbourne Housing Investor, LLC	Ohio	LLC	100% owned by Shelbourne Holdings, LLC	ownership in real estate entity
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 25% owned by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	owns/operates real estate
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooke Holdings, LLC	ownership in real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Sundance Hotel Investor, LLC	Ohio	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate ownership entities
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate ownership entities
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate ownership entities
The Lafayette Life Insurance Company	Indiana	Corporation	100% owned by Western & Southern Financial Group, Inc. (WSFG)	Insurance company
The Ohio Capital Fund LLC	Ohio	LLC	60% owned by FWIA and managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG	Insurance company
Todd Investment Advisors, Inc.	Kentucky	Corporation	100% owned by FWIA	registered investment adviser
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	registered investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by WSLAC	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	LP	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	LP	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund

9

INT Sep Acct I-AnnuiChoice/Pinnacleplus	April 2009

Affiliate	State	Entity	Ownership	Type of Business
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
TSARR, LLC	Ohio	LLC	64% owned by WSACS RR LLC and 1% owned by Eagle Realty Investments, Inc.	real estate ownership entities
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	ownership in real estate entity
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% owned by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	general insurance agency
W&S Operating Holdings, LLC	Ohio	LLC	100% owned by WSLIC	ownership of operating entities
W&S Real Estate Holdings, LLC	Ohio	LLC	100% owned by WSLIC	owns real estate entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	general advertising, book selling and publishing
Western & Southern Agency Services, Inc.	Pennsylvania	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation		charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	Insurance holding company
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Corporation	Mutually owned	Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC	Insurance company
Windsor Hotel LLC	Connecticut	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate
Wright Executive Hotel Limited Partners	Ohio	LP	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate

10

INT Sep Acct I-AnnuiChoice/Pinnacleplus	April 2009

Affiliate	State	Entity	Ownership	Type of Business
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSACS RR Holdings LLC	Ohio	LLC	50% owned by WSLIC	owns real estate entities
WSACS RR LLC	Ohio	LLC	100% owned by WSACS RR Holdings LLC	owns real estate entities
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by Eagle	owns/operates real estate
WSL Partners, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	owns real estate entity
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings, LLC	owns real estate entities
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	100% owned by YT Crossing Holdings, LLC	owns real estate entities
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	owns real estate entities

Item 27.                Number of Contract Owners

As of February 27, 2009, there were 6,900 contract owners of Separate Account I of Integrity, including qualified and non-qualified contracts.

Item 28.                Indemnification

Integrity’s By-Laws provide, in Article V, Section 5.1 provides:

To the extent permitted by the laws of the State of Ohio, subject to all applicable requirements thereof:

(a)                    The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the Corporation, by reason of the fact that he is or was a Director, officer, employee, or agent of the Corporation or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.  The termination of any action, suit, or proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and, with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

(b)                   The Corporation shall indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a Director, officer, employee, or agent of the

11

INT Sep Acct I-AnnuiChoice/Pinnacleplus	April 2009

Corporation, or is or was serving at the request of the Corporation as a Director, trustee, officer, employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect to any of the following:

(1)            Any claim, issue, or matter as to which such person is adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless, and only to the extent the court of common pleas or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

(2)            Any action of suit in which the only liability asserted against a Director is pursuant to Section 1701.95 of the Ohio Revised Code.

(c)                    To the extent that a Director, trustee, officer, employee, or agent has been successful in the merits or otherwise in defense of any action, suit, or proceeding referred to in division (a) and (b) of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorney’s fees, actually and reasonably incurred by him in connection with the action, suit, or proceeding.

(d)                   Any indemnification under divisions (a) and (b) of this Article, unless ordered by a court, shall be made by the Corporation only as authorized in the specific case upon the determination that indemnification of the Director, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (a) and (b) of this Article.  Such determination shall be made as follows:

(1)            By a majority vote of a quorum consisting of Directors of the Corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

(2)            If the quorum described in division (d)(1) of this Article is not obtainable or if a majority vote of a quorum of disinterested Directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the Corporation or any person to be indemnified within the past five years;

(3)            By the Shareholders; or

(4)            By the court of common pleas or the court in which such action, suit or proceeding was brought.

Any determination made by the disinterested Directors under Article (d)(1) or by independent legal counsel under Article (d)(2) shall be promptly communicated to the person who threatened or brought the action or suit by in the right of the Corporation under (b) of this Article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

(e)                    (1)            Expenses, including attorney’s fees, incurred by a Director in defending the action, suit, or proceeding shall be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the Director in which he agrees to do both of the following:

(i)                   Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the Corporation or undertaken with reckless disregard for the best interests of the Corporation;

(ii)                Reasonably cooperate with the Corporation concerning the action, suit or proceeding.

(2)            Expenses, including attorney’s fees, incurred by a Director, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (a) and (b) of this Article, may be paid by the Corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, officer, employee, or agent to repay such amount, if it ultimately is determined that he is not entitled to be indemnified by the Corporation.

(f)                      The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the Articles or the Regulations for any agreement, vote of Shareholders or disinterested Directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a Director, officer, employee, or agent and shall inure to the benefit of the  heirs, executors, and administrators of such a person.

(g)                   The Corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self insurance, on behalf of or for any person who is or was a Director, officer, employee, or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, officer,

12

INT Sep Acct I-AnnuiChoice/Pinnacleplus	April 2009

employee, or agent of another corporation, domestic or foreign, non-profit or for profit, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability under this section.  Insurance may be purchased from or maintained with a person in whom the Corporation has a financial interest.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                Principal Underwriters

(a)                Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Accounts II and VUL of Integrity Life Insurance Company, Separate Accounts I and II of National Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account I and for the shares of several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)                     The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director
Donald J. Wuebbling(1)	Director

Officers:
Jill T. McGruder	President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Vice President
Joseph G. Melcher	Chief Compliance Officer
James J. Vance	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry(1)	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts(1)	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c)                                                  Not applicable.

Item 30.                    Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Integrity at 400 Broadway, Cincinnati, Ohio 45202

Item 31.                    Management Services

There are currently no management-related services provided to the Registrant.

13

INT Sep Acct I-AnnuiChoice/Pinnacleplus	April 2009

Item 32.                    Undertakings

The Registrant hereby undertakes:

(a)          to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements, promptly upon written or oral request.

(d)         to update the registration statement if WSLIC terminates its guarantee to Integrity policy holders.

During any time there are insurance obligations outstanding and covered by the Guarantee issued by WSLIC, filed as an exhibit to this registration statement, Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Integrity represents that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Integrity.

Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

14

INT Sep Acct I	April 2009

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 17th day of April, 2009.

SEPARATE ACCOUNT I OF
INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

INT Sep Acct I	April 2009

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 17th day of April, 2009.

INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 17, 2009

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 17, 2009

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 17, 2009

DIRECTORS:

/s/ John F. Barrett	/s/ Robert L. Walker
John F. Barrett	Robert L. Walker
April 17, 2009	April 17, 2009

/s/ Edward J. Babbitt	William J. Williams
Edward J. Babbitt	William J. Williams
April 17, 2009	April 17, 2009

/s/ Jill T. McGruder	/s/ Donald J. Wuebbling
Jill T. McGruder	Donald J. Wuebbling
April 17, 2009	April 17, 2009

INT Sep Acct I	April 2009

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 17th day of April, 2009.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 17, 2009

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 17, 2009

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 17, 2009

DIRECTORS:

/s/ John F. Barrett	/s/ Edward S. Heenan, attorney-in-fact for George H. Walker, III
John F. Barrett	George H. Walker, III
April 17, 2009	April 17, 2009

/s/ James N. Clark	/s/ Edward S. Heenan, attorney-in-fact for Thomas L. Williams
James N. Clark	Thomas L. Williams
April 17, 2009	April 17, 2009

/s/ Edward S. Heenan, attorney-in-fact for Jo Ann Davidson	/s/ William J. Williams
Jo Ann Davidson	William J. Williams
April 17, 2009	April 17, 2009

/s/ Edward S. Heenan, attorney-in-fact for Eugene P. Ruehlmann	/s/ Edward S. Heenan, attorney-in-fact for Donald A. Bliss
Eugene P. Ruehlmann	Donald A. Bliss
April 17, 2009	April 17, 2009